AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 24, 1998
     REGISTRATION NOS. 2-92633
     811-04087
     ====================================================================
     SECURITIES AND EXCHANGE COMMISSION
     WASHINGTON, D.C.  20549

     FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [  ]
     POST-EFFECTIVE AMENDMENT NO.31                         [X]
AND
 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [  ]
AMENDMENT NO. 34                     [X]

     EXETER FUND, INC.
     _________________________________________________
     (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

          1100 CHASE SQUARE
           ROCHESTER, NEW YORK 14604
            ___________________________________________________
          (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE   (716) 325-6880

     B. REUBEN AUSPITZ
     C/O EXETER FUND, INC.
     1100 CHASE SQUARE
     ROCHESTER, NY 14604

     (NAME AND ADDRESS OF AGENT FOR SERVICE)
     COPIES TO:

     RICHARD W. GRANT, ESQUIRE
                         MORGAN, LEWIS & BOCKIUS, LLP
     1701 Market Street
     PHILADELPHIA, PA 19103
       =====================================================================
IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:
     / / IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B)
     / / ON [DATE] PURSUANT TO PARAGRAPH (B)
     / / 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)
     / X / ON  FEBRUARY 28,1999 PURSUANT TO PARAGRAPH (A) OF RULE 485
     / / 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2)
     / / ON (DATE) PURSUANT TO PARAGRAPH (A)(2) OF RULE 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

       / / THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

TITLE OF SECURITIES BEING REGISTERED:
     INVESTMENT COMPANY SHARES
 .=============================================================================

                                                             [LOGO]




PROSPECTUS

EXETER FUND, INC.

MARCH 1, 1999

DEFENSIVE SERIES

BLENDED ASSET SERIES I

BLENDED ASSET SERIES II

MAXIMUM HORIZON SERIES


CLASS A SHARES




THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED ANY SERIES' SHARES AS AN INVESTMENT OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY STATEMENT TO THE CONTRARY IS A CRIME.

     [THIS PAGE INTENTIONALLY BLANK]

CONTENTS
                                                                          PAGE

EXETER ASSET MANAGEMENT IS A DIVISION OF MANNING & NAPIER ADVISORS, INC., WHICH WAS FOUNDED IN 1970 AND MANAGES OVER $7 BILLION FOR INDIVIDUAL AND INSTITUTIONAL INVESTORS.

GOALS AND STRATEGIES      4

DEFENSIVE SERIES     6

BLENDED ASSET SERIES I     8

BLENDED ASSET SERIES II     10

MAXIMUM HORIZON SERIES     12

MORE ABOUT THE SERIES' INVESTMENTS     14

THE ADVISOR     15

HOW TO BUY SHARES     16

HOW TO EXCHANGE AND HOW TO REDEEM SHARES     17

INVESTMENT AND ACCOUNT INFORMATION     18

DIVIDENDS, DISTRIBUTIONS AND TAXES     19

FINANCIAL HIGHLIGHTS     20


YOU SHOULD KNOW

AN INVESTMENT IN A SERIES IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

GOALS AND STRATEGIES

WHO MAY WANT TO INVEST

INVESTORS SHOULD CHOOSE WHICH SERIES IS RIGHT FOR THEM.

THE SERIES OFFER A RANGE OF INVESTMENT OPPORTUNITIES FROM FAIRLY CONSERVATIVE TO FAIRLY AGGRESSIVE. AS YOU MOVE ACROSS THE INVESTMENT RISK SPECTRUM, THE EMPHASIS ON GROWTH INCREASES WHILE THE FOCUS ON CAPITAL PRESERVATION DECLINES.
  THIS MOVEMENT TOWARD GROWTH USUALLY INVOLVES A HIGHER PERCENTAGE OF THE PORTFOLIO BEING INVESTED IN STOCKS AND THE PORTION OF THE PORTFOLIO INVESTED IN BONDS GENERALLY CONTAINING LONGER TERM MATURITIES. EACH SERIES HAS ITS OWN STRATEGY AND RISK PROFILE. YOU SHOULD CHOOSE WHICH STRATEGY IS RIGHT FOR YOU.

INVESTMENT RISK SPECTRUM

[LINE GRAPH REFLECTING THE INCREASING RETURN POTENTIAL (ON THE X-AXIS) AND THE INCREASING VOLATILITY POTENTIAL (ON THE Y-AXIS) OF THE DEFENSIVE SERIES, BLENDED ASSET SERIES I, BLENDED ASSET SERIES II AND MAXIMUM HORIZON SERIES. USING A LINE WITH AN ARROW AT EACH END, THE RESULTS SHOW THE DEFENSIVE SERIES WITH THE LEAST RETURN POTENTIAL AND THE LEAST VOLATILITY POTENTIAL; MOVING UP THE LINE, THE BLENDED ASSET SERIES I AND BLENDED ASSET SERIES II, RESPECTIVLY, ONE-THIRD AND TWO-THIRDS OF THE WAY UP THE LINE AND THE MAXIMUM HORIZON SERIES AT THE TOP, WITH THE GREATEST RETURN POTENTIAL AND THE GREATEST VOLATILITY POTENTIAL OF THE FOUR SERIES.]

THE ADVISOR'S INVESTMENT STRATEGIES

THE ADVISOR BELIEVES THAT THE MOST IMPORTANT FACTOR AFFECTING PORTFOLIO PERFORMANCE IS ASSET ALLOCATION.

USING A MULTI-STRATEGY APPROACH, A TEAM OF INVESTMENT PROFESSIONALS MANAGES EACH SERIES' PORTFOLIO. THE INVESTMENT POLICY GROUP ESTABLISHES POLICIES REGARDING THE MIX OF STOCKS, BONDS AND CASH THAT IS APPROPRIATE IN LIGHT OF THE INVESTMENT GOALS FOR THE SERIES YOU SELECT. THE INVESTMENT RESEARCH GROUP AND THE FIXED INCOME GROUP SELECT INDIVIDUAL SECURITIES WITHIN PARAMETERS SET BY THE INVESTMENT POLICY GROUP. THE INVESTMENT RESEARCH GROUP SEEKS TO SELECT THE MOST ATTRACTIVE STOCKS AND THE FIXED INCOME GROUP SEEKS TO SELECT THE MOST ATTRACTIVE BONDS FOR EACH SERIES. BY USING THIS MULTI-STRATEGY APPROACH, THE ADVISOR SEEKS TO ADJUST EACH SERIES' PORTFOLIO TO PREVAILING MARKET CONDITIONS. THE ADVISOR'S OBJECTIVE IS TO DELIVER VALUE-ADDED RESULTS OVER A FULL RANGE OF RISING AND FALLING MARKET CONDITIONS.

THE DIAGRAM ON THE OPPOSITE PAGE SHOWS THE RELATIONSHIP BETWEEN THE THREE GROUPS AND HOW THE TEAM CHANGES EACH SERIES' ASSET ALLOCATION IN RESPONSE TO MARKET CONDITIONS, ECONOMIC CONDITIONS AND OTHER FACTORS.

THE ADVISOR'S MULTI-STRATEGY APPROACH
[A CHART SHOWING THE FOLLOWING TEXT GROUPS CIRCLED AND ARROWS POINTING TO A CENTRAL LOCATION WITH THE TEXT "PORTFOLIO" IN A BOX.]

     INVESTMENT POLICY GROUP
     THIS TEAM ESTABLISHES THE MAXIMUM AND MINIMUM
     PERCENTAGES OF ASSETS EACH SERIES WILL INVEST IN U.S.
     AND FOREIGN STOCKS, BONDS AND CASH EQUIVALENTS.  THE
     TEAM ALSO ESTABLISHES INVESTMENT POLICIES AND GUIDELINES
     USED BY THE OTHER GROUP TO SET PRICES AT WHICH EACH
     SERIES MAY PURCHASE AND SELL INDIVIDUAL SECURITIES.  IN
     MAKING THESE DECISIONS, THE ADVISOR FOCUSES ON:
          A SERIES' RISK MANAGEMENT PRIORITIES
          ECONOMIC FACTORS SUCH AS INFLATION, EMPLOYMENT AND INTEREST RATE TRENDS THE OUTLOOK FOR CORPORATE EARNINGS
          STOCK VALUATIONS (E.G., PRICE TO EARNINGS AND PRICE TO BOOK RATIOS) SUPPLY AND DEMAND FOR VARIOUS ASSET CLASSES


     INVESTMENT RESEARCH GROUP
     THIS TEAM SELECTS INDIVIDUAL STOCKS BY LOOKING FOR
     COMPANIES WITH ONE OR MORE OF THE FOLLOWING CHARACHTERISTICS:
             STRONG STRATEGIC PROFILES (E.G., STRONG MARKET POSITION, BENEFITS FROM TECHNOLOGY,
             CAPITAL APPRECIATION IN A MATURE MARKET AND HIGH BARRIERS TO ENTRY) IMPROVING MARKET SHARE IN CONSOLIDATING INDUSTRIES
             LOW PRICE RELATIVE TO FUNDAMENTAL OR BREAKUP VALUE


     FIXED INCOME GROUP
     THIS TEAM SELECTS INDIVIDUAL BONDS EMPHASIZING BOND MARKET SECTORS AND
         SECURITIES THAT IT BELIEVES OFFER YIELDS SUFFICIENT TO COMPENSATE THE INVESTOR
          FOR THE RISKS SPECIFIC TO THE SECTOR OR SECURITY. IN EVALUATING BONDS, THE ADVISOR CONSIDERS:
          INTEREST RATE SENSITIVITY OF PARTICULAR SECTORS AND SECURITIES NARROWING OR WIDENING OF INTEREST RATE SPREADS BETWEEN SECTORS, SECURITIES OF DIFFERENT CREDIT QUALITY OR SECURITIES OF DIFFERENT MATURITIES FOR MORTGAGE-RELATED AND ASSET-BACKED SECURITIES, ANTICIPATED CHANGES IN AVERAGE PREPAYMENT RATES

DEFENSIVE SERIES

INVESTMENT GOALS

PRIMARY:  PRESERVATION OF CAPITAL.
SECONDARY:  LONG-TERM GROWTH OF CAPITAL.

KEY INVESTMENTS AND STRATEGIES

THE SERIES INVESTS PRIMARILY IN FIXED INCOME SECURITIES OF THE U.S. GOVERNMENT AND U.S. COMPANIES, ALTHOUGH IT MAY ALSO INVEST IN EQUITY SECURITIES. THE ADVISOR TYPICALLY FOCUSES ON FIXED INCOME SECURITIES WITH SHORT TO INTERMEDIATE TERM MATURITIES OF 3 TO 5 YEARS BUT MAY ALSO INVEST TO A LIMITED EXTENT IN LONGER TERM SECURITIES (SUCH AS BONDS WITH MATURITIES OF 10 YEARS OR
MORE)  AND  STOCKS.   THE FUND MAY ALSO INVEST IN AMERICAN DEPOSITORY RECEIPTS
(ADRS) AND OTHER U.S. DOLLAR DENOMINATED SECURITIES OF FOREIGN ISSUERS, INCLUDING THOSE IN EMERGING MARKETS. IN PURSUIT OF THE SERIES' PRIMARY GOAL, THE ADVISOR SEEKS TO PROTECT CAPITAL WHILE GENERATING INCOME. THE ADVISOR MAY SIMULTANEOUSLY SEEK GROWTH OPPORTUNITIES.

THE PIE CHARTS BELOW DEMONSTRATE HOW THE MAKE UP OF THE PORTFOLIO HAS VARIED IN THE PAST. DEPENDING ON THE ADVISOR'S VIEW OF CURRENT OR ANTICIPATED MARKET TRENDS, HOWEVER, THE SERIES' MAKE UP MAY VARY FROM THESE HISTORICAL HIGH AND LOW STOCK EXPOSURES.

HISTORICAL HIGH & LOW STOCK EXPOSURES FROM 6/30/96 THROUGH 9/30/98:

[TWO  PIE  CHARTS,  HIGH ON THE LEFT AND LOW ON THE RIGHT, REFLECTING THE PAST
HIGH AND LOW STOCK EXPOSURES DURING THE PERIOD 6/30/96 THROUGH 9/30/98. THE RESULTS IN THE HIGH CHART SHOW BONDS AT 76.8%, CASH AT 3.8% AND STOCKS AT 19.4%. THE RESULTS IN THE LOW CHART SHOW BONDS AT 71.0%, CASH AT 22.8% AND STOCKS AT 6.2%.]

SUMMARY OF PAST PERFORMANCE

THE BAR CHART AND TOTAL RETURN TABLE INDICATE THE RISKS OF INVESTING IN THE SERIES. THE BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE CLASS A SHARES OF THE SERIES FOR EACH FULL CALENDAR YEAR SINCE ITS INCEPTION. THE TOTAL RETURN TABLE SHOWS HOW THE AVERAGE ANNUAL TOTAL RETURNS FOR THE CLASS A SHARES FOR DIFFERENT CALENDAR PERIODS COMPARE TO THOSE OF THE LEHMAN BROTHERS INTERMEDIATE BOND INDEX AND A BLENDED INDEX, 15% OF WHICH IS THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX AND 85% OF WHICH IS THE LEHMAN BROTHERS INTERMEDIATE BOND INDEX. SINCE THE SERIES' ASSET ALLOCATION WILL VARY OVER TIME, THE SERIES' PORTFOLIO MAY NOT MATCH THE BENCHMARKS' PORTFOLIOS AT ANY GIVEN TIME.

[BAR CHART SHOWING THE PERCENT TOTAL RETURN FOR THE DEFENSIVE SERIES FOR 1996, 1997 AND 1998, WITH CALENDAR YEARS ENDED DECEMBER 31ST. THE RESULTS ARE 3.44% FOR 1996, 9.77% FOR 1997 AND NO RESULT FOR 1998, AS THE YEAR HAS NOT ENDED.]

THE LEHMAN BROTHERS INTERMEDIATE BOND INDEX IS AN UNMANAGED INDEX OF CORPORATE AND GOVERNMENT BONDS WITH MATURITIES RANGING FROM ONE TO TEN YEARS.

THE S&P 500 INDEX IS AN UNMANAGED INDEX OF COMMON STOCKS.



AVG. ANNUAL TOTAL RETURNS     1 YEAR            SINCE INCEPTION ON 11/1/95
(FOR PERIODS ENDED 12/31/98)



CLASS A SHARES                XX.XX%            XX.XX%
----------------------------  ----------------- -------
INDICES:
  LEHMAN BROTHERS INTERMED.
 BOND INDEX                   XX.XX%            XX.XX%
                              ----------------- -------
  15%-85% BLENDED INDEX       XX.XX%            XX.XX%
                              ----------------- -------

QUARTERLY RETURNS

HIGHEST:                      X.XX% IN XX QUARTER 19XX

LOWEST:                       X.XX% IN XX QUARTER 19XX
----------------------------  -------------------------



PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE SERIES WILL PERFORM IN THE FUTURE.

GOALS AND STRATEGIES

DEFENSIVE SERIES

PRINCIPAL RISKS OF INVESTING IN THE SERIES

BECAUSE THE SERIES INVESTS PRINCIPALLY IN BONDS, THE VALUE OF YOUR INVESTMENT WILL FLUCTUATE WITH CHANGES IN INTEREST RATES. THIS MEANS THAT YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE SERIES OR THE SERIES COULD UNDERPERFORM IF ANY OF THE FOLLOWING OCCURS:
      INTEREST RATES GO UP, WHICH WILL MAKE BOND PRICES GO DOWN AND REDUCE THE VALUE OF THE SERIES' BOND PORTFOLIO.
        THE ISSUER OF A BOND OWNED BY THE SERIES DEFAULTS ON ITS OBLIGATION TO PAY PRINCIPAL AND/OR INTEREST OR HAS ITS CREDIT RATING DOWNGRADED. THIS RISK IS HIGHER FOR LOWER QUALITY BONDS.

BECAUSE THE SERIES MAY ALSO INVEST IN STOCKS AND U.S. DOLLAR DENOMINATED SECURTIES OF FOREIGN ISSUERS, THE SERIES CARRIES ADDITIONAL RISKS. THE VALUE OF YOUR INVESTMENT MAY DECLINE IF THE U.S. AND/OR FOREIGN STOCK MARKETS DECLINE OR AN ADVERSE EVENT, SUCH AS AN UNFAVORABLE EARNINGS REPORT, DEPRESSES THE VALUE OF A PARTICULAR COMPANY'S STOCK. PRICES OF FOREIGN SECURITIES MAY GO DOWN BECAUSE OF FOREIGN GOVERNMENT ACTIONS, POLITICAL INSTABILITY OR THE MORE LIMITED AVAILABILITY OF ACCURATE INFORMATION ABOUT FOREIGN COMPANIES. THESE RISKS MAY BE MORE SEVERE FOR SECURITIES OF ISSUERS IN EMERGING MARKETS.

THE VALUE OF YOUR INVESTMENT MAY ALSO DECLINE IF THE ADVISOR'S JUDGMENTS ABOUT THE ATTRACTIVENESS, RELATIVE VALUE OR POTENTIAL APPRECIATION OF A PARTICULAR SECTOR, SECURITY, COUNTRY OR HEDGING STRATEGY PROVE TO BE INCORRECT.

FEES AND EXPENSES OF THE SERIES

THIS TABLE DESCRIBES THE FEES AND EXPENSES YOU MAY PAY IF YOU INVEST IN SHARES OF THE SERIES.



FOR THE YEAR ENDED 10/31/98                              DEFENSIVE SERIES

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)    NONE
-------------------------------------------------------  -----
ANNUAL FUND OPERATING EXPENSES
-------------------------------------------------------
 (EXPENSES THAT ARE DEDUCTED FROM ASSETS OF THE SERIES)
MANAGEMENT FEE                                           0.80%
                                                         -----
DISTRIBUTION AND SERVICE (RULE 12B-1) FEES               NONE
                                                         -----
OTHER EXPENSES                                           0.93%
                                                         -----
TOTAL ANNUAL FUND OPERATING EXPENSES                     1.73%
                                                         -----
BECAUSE THE ADVISOR HAS AGREED TO LIMIT OPERATING
EXPENSES, ACTUAL EXPENSES WERE:
-------------------------------------------------------
MANAGEMENT FEE                                           0.07%
-------------------------------------------------------  -----
OTHER EXPENSES                                           0.93%
                                                         -----
TOTAL ANNUAL FUND OPERATING EXPENSES                     1.00%
-----------------------------------------------------  -----



THE ADVISOR MAY CHANGE OR ELIMINATE THESE EXPENSE LIMITS AT ANY TIME.

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE SERIES WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

THE EXAMPLE ASSUMES THAT:
     YOU INVEST $10,000 FOR THE PERIODS SHOWN
     YOU REDEEM AT THE END OF EACH PERIOD
     THE FUND'S OPERATING EXPENSES REMAIN THE SAME
     YOUR INVESTMENT HAS A 5% RETURN EACH YEAR

ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, UNDER THESE ASSUMPTIONS YOUR COSTS WOULD BE:

AFTER                                       AFTER     AFTER     AFTER
1 YEAR                                       3 YEARS   5 YEARS   10 YEARS
------------------------------------------  --------  --------  ---------
$176                                        $    545  $    939  $   2,041
                                            --------  --------  ---------
WITH EXPENSE LIMITS, YOUR COSTS WOULD BE:
------------------------------------------
$102                                        $    318  $    552  $   1,225
------------------------------------------  --------  --------  ---------






BLENDED ASSET SERIES I

INVESTMENT GOALS

EQUAL EMPHASIS ON LONG-TERM GROWTH OF CAPITAL AND PRESERVATION OF CAPITAL.

KEY INVESTMENTS AND STRATEGIES

THE SERIES INVESTS PRIMARILY IN STOCKS AND INTERMEDIATE TO LONG-TERM, FIXED INCOME SECURITIES OF THE U.S. GOVERNMENT AND U.S. COMPANIES. THE SERIES MAY ALSO INVEST IN ADRS AND OTHER U.S. DOLLAR DENOMINATED SECURITIES OF FOREIGN ISSUERS, INCLUDING THOSE IN EMERGING MARKETS. THE ADVISOR TYPICALLY FOCUSES ON FIXED INCOME SECURITIES WITH MATURITIES OF 5 TO 10 YEARS BUT MAY INVEST IN SECURITIES OF ANY MATURITY. THE ADVISOR SEEKS TO BALANCE CONFLICTING GOALS OF GROWTH OF CAPITAL AND PRESERVATION OF CAPITAL IN ORDER TO GENERATE A MORE
STABLE RATE OF GROWTH FOR THIS PORTFOLIO RELATIVE TO AN INVESTMENT IN THE GENERAL STOCK MARKET.

THE PIE CHARTS BELOW DEMONSTRATE HOW THE MAKE UP OF THE PORTFOLIO HAS VARIED IN THE PAST. DEPENDING ON THE ADVISOR'S VIEW OF CURRENT OR ANTICIPATED MARKET TRENDS, HOWEVER, THE SERIES' MAKE UP MAY VARY FROM THESE HISTORICAL HIGH AND LOW STOCK EXPOSURES.

HISTORICAL HIGH & LOW STOCK EXPOSURES FROM 12/31/95 THROUGH 9/30/98

[TWO PIE CHARTS, HIGH ON THE LEFT AND LOW ON THE RIGHT, REFLECTING THE PAST HIGH AND LOW STOCK EXPOSURES DURING THE PERIOD 12/31/95 THROUGH 9/30/98. THE RESULTS IN THE HIGH CHART SHOW BONDS AT 47.6%, CASH AT 2.3% AND STOCKS AT 50.1%. THE RESULTS IN THE LOW CHART SHOW BONDS AT 64.9%, CASH AT 16.7% AND STOCKS AT 18.4%.]

SUMMARY OF PAST PERFORMANCE

THE BAR CHART AND TOTAL RETURN TABLE INDICATE THE RISKS OF INVESTING IN THE SERIES. THE BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE CLASS A SHARES OF THE SERIES FOR EACH FULL CALENDAR YEAR SINCE ITS INCEPTION. THE TOTAL RETURN TABLE SHOWS HOW THE AVERAGE ANNUAL TOTAL RETURNS FOR THE CLASS A SHARES FOR DIFFERENT CALENDAR PERIODS COMPARE TO THOSE OF THE LEHMAN BROTHERS INTERMEDIATE BOND INDEX AND A BLENDED INDEX, 30% OF WHICH IS THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX AND 70% OF WHICH IS THE LEHMAN BROTHERS INTERMEDIATE BOND INDEX. SINCE THE SERIES' ASSET ALLOCATION WILL VARY OVER TIME, THE SERIES' PORTFOLIO MAY NOT MATCH THE BENCHMARKS' PORTFOLIOS AT ANY GIVEN TIME.

THE LEHMAN BROTHERS INTERMEDIATE BOND INDEX IS AN UNMANAGED INDEX OF CORPORATE AND GOVERNMENT BONDS WITH MATURITIES RANGING FROM ONE TO TEN YEARS.

THE S&P 500 INDEX IS AN UNMANAGED INDEX OF COMMON STOCKS.

[BAR CHART SHOWING THE PERCENT TOTAL RETURN FOR THE BLENDED ASSET SERIES I FOR 1994, 1995, 1996, 1997 AND 1998, WITH CALENDAR YEARS ENDED DECEMBER 31ST. THE RESULTS ARE - 0.80% FOR 1994, 21.08% FOR 1995, 7.73% FOR 1996, 13.95% FOR 1997
AND NO RESULT FOR 1998, AS THE YEAR HAS NOT ENDED.]



AVG. ANNUAL TOTAL RETURNS                                           SINCE
(FOR PERIODS ENDED 12/31/98)            1 YEAR            5 YEARS   INCEPTION
                                                                    ON 9/15/93

CLASS A SHARES                XX.XX%                      XX.XX%    XX.XX%
----------------------------  --------------------------  --------  -------
INDICES:
----------------------------
  LEHMAN BROTHERS
    INTERMED. BOND INDEX      XX.XX%                      XX.XX%    XX.XX%
                              --------------------------  --------  -------
  30%-70% BLENDED INDEX       XX.XX%                      XX.XX%    XX.XX%
                              --------------------------  --------  -------
QUARTERLY RETURNS
HIGHEST:                      XX.XX% IN XX QUARTER 19XX
LOWEST:                       XX.XX% IN XX QUARTER 19XX
----------------------------  --------------------------



PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE SERIES WILL PERFORM IN THE FUTURE.

BLENDED ASSET SERIES I

PRINCIPAL RISKS OF INVESTING IN THE SERIES

BECAUSE THE SERIES INVESTS IN BOTH STOCKS AND BONDS, THE VALUE OF YOUR INVESTMENT WILL FLUCTUATE IN RESPONSE TO STOCK MARKET MOVEMENTS AND CHANGES IN INTEREST RATES. THIS MEANS THAT YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE SERIES OR THE SERIES COULD UNDERPERFORM IF ANY OF THE FOLLOWING OCCURS:
     U.S. AND/OR FOREIGN STOCK MARKETS DECLINE.
       AN ADVERSE EVENT, SUCH AS AN UNFAVORABLE EARNINGS REPORT, DEPRESSES THE VALUE OF A PARTICULAR COMPANY'S STOCK.
      INTEREST RATES GO UP, WHICH WILL MAKE BOND PRICES GO DOWN AND REDUCE THE VALUE OF THE SERIES' BOND PORTFOLIO.
        THE ISSUER OF A BOND OWNED BY THE SERIES DEFAULTS ON ITS OBLIGATION TO PAY PRINCIPAL AND/OR INTEREST OR HAS ITS CREDIT RATING DOWNGRADED. THIS RISK IS HIGHER FOR LOWER QUALITY BONDS.

BECAUSE THE SERIES MAY INVEST IN U.S. DOLLAR DENOMINATED SECURITIES OF FOREIGN ISSUERS, THE VALUE OF YOUR INVESTMENT MAY DECLINE IF PRICES OF FOREIGN
SECURITIES GO DOWN BECAUSE OF FOREIGN GOVERNMENT ACTIONS, POLITICAL INSTABILITY OR THE MORE LIMITED AVAILABILITY OF ACCURATE INFORMATION ABOUT FOREIGN COMPANIES. THESE RISKS MAY BE MORE SEVERE FOR SECURITIES OF ISSUERS IN EMERGING MARKETS.

THE VALUE OF YOUR INVESTMENT MAY ALSO DECLINE IF THE ADVISOR'S JUDGMENTS ABOUT THE ATTRACTIVENESS, RELATIVE VALUE OR POTENTIAL APPRECIATION OF A PARTICULAR SECTOR, SECURITY, COUNTRY OR HEDGING STRATEGY PROVE TO BE INCORRECT.

FEES AND EXPENSES OF THE SERIES

THIS TABLE DESCRIBES THE FEES AND EXPENSES YOU MAY PAY IF YOU INVEST IN SHARES OF THE SERIES.



FOR THE YEAR ENDED 10/31/98                                  BLENDED
                                                             ASSET SERIES I

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)        NONE
------------------------------------------------------------ -------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
------------------------------------------------------------
FROM ASSETS OF  THE SERIES)
MANAGEMENT FEE                                               1.00%
                                                             -----
DISTRIBUTION AND SERVICE (RULE 12B-1) FEES                   NONE
                                                             -----
OTHER EXPENSES                                               0.23%
------------------------------------------------------------ -----
TOTAL ANNUAL FUND OPERATING EXPENSES                         1.23%
------------------------------------------------------------ -----
BECAUSE THE ADVISOR HAS AGREED TO LIMIT OPERATING EXPENSES, ACTUAL
EXPENSES  WERE:
-------------------------------------------------------------------
MANAGEMENT FEE                                               0.97%
------------------------------------------------------------ -----
OTHER EXPENSES                                               0.23%
                                                             -----
TOTAL ANNUAL FUND OPERATING EXPENSES                         1.20%
                                                             -----





THE ADVISOR MAY CHANGE OR ELIMINATE THESE EXPENSE LIMITS AT ANY TIME.

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE SERIES WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

THE EXAMPLE ASSUMES THAT:
     YOU INVEST $10,000 FOR THE PERIODS SHOWN
     YOU REDEEM AT THE END OF EACH PERIOD
     THE FUND'S OPERATING EXPENSES REMAIN THE SAME
     YOUR INVESTMENT HAS A 5% RETURN EACH YEAR




ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, UNDER THESE ASSUMPTIONS
YOUR COSTS WOULD BE:

AFTER        AFTER     AFTER     AFTER
-------      -----  --------  ---------
1 YEAR      3 YEARS   5 YEARS   10 YEARS
----------  --------  --------  ---------
$125        $    390  $    676  $   1,489
---------  --------  --------  ---------

WITH EXPENSE LIMITS, YOUR COSTS WOULD BE:
-------------------------------------
$122     $    381  $    660  $   1,455
---------- -------  --------  ---------



BLENDED ASSET SERIES II

INVESTMENT GOALS

PRIMARY:  LONG-TERM GROWTH OF CAPITAL.
SECONDARY:  PRESERVATION OF CAPITAL.

KEY INVESTMENTS AND STRATEGIES

THE SERIES INVESTS PRIMARILY IN STOCKS AND SECURITIES CONVERTIBLE INTO STOCK, BUT MAY ALSO INVEST A SUBSTANTIAL PORTION OF ITS ASSETS IN LONG-TERM, FIXED INCOME SECURITIES OF THE U.S. GOVERNMENT AND U.S. COMPANIES. THE SERIES MAY ALSO INVEST IN ADRS AND OTHER U.S. DOLLAR DENOMINATED SECURITIES OF FOREIGN ISSUERS, INCLUDING THOSE IN EMERGING MARKETS. THE ADVISOR TYPICALLY FOCUSES ON FIXED INCOME SECURITIES WITH MATURITIES OF 7 TO 20 YEARS BUT MAY INVEST IN SECURITIES OF ANY MATURITY. BY FOCUSING ON GROWTH OF CAPITAL AND, TO A LESSER EXTENT ON PRESERVATION OF CAPITAL, THE ADVISOR SEEKS TO PARTICIPATE, OVER THE LONG TERM, IN THE GROWTH OF THE STOCK MARKET, BUT WITH LESS VOLATILITY THAN IS TYPICALLY ASSOCIATED WITH AN INVESTMENT IN THE GENERAL STOCK MARKET.

THE PIE CHARTS BELOW DEMONSTRATE HOW THE MAKE UP OF THE PORTFOLIO HAS VARIED IN THE PAST. DEPENDING ON THE ADVISOR'S VIEW OF CURRENT OR ANTICIPATED MARKET TRENDS, HOWEVER, THE SERIES' MAKE UP MAY VARY FROM THESE HISTORICAL HIGH AND LOW STOCK EXPOSURES.

HISTORICAL HIGH & LOW STOCK EXPOSURES FROM 12/31/95 THROUGH 9/30/98:

[TWO PIE CHARTS, HIGH ON THE LEFT AND LOW ON THE RIGHT, REFLECTING THE PAST HIGH AND LOW STOCK EXPOSURES DURING THE PERIOD 12/31/95 THROUGH 9/30/98. THE RESULTS IN THE HIGH CHART SHOW BONDS AT 31.4%, CASH AT 2.6% AND STOCKS AT 66.0%. THE RESULTS IN THE LOW CHART SHOW BONDS AT 43.70%, CASH AT 11.2% AND STOCKS AT 45.1%.]

SUMMARY OF PAST PERFORMANCE

THE BAR CHART AND TOTAL RETURN TABLE INDICATE THE RISKS OF INVESTING IN THE SERIES. THE BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE CLASS A SHARES OF THE SERIES FOR EACH FULL CALENDAR YEAR SINCE ITS INCEPTION. THE TOTAL RETURN TABLE SHOWS HOW THE AVERAGE ANNUAL TOTAL RETURNS FOR THE CLASS A SHARES FOR DIFFERENT CALENDAR PERIODS COMPARE TO THOSE OF THE LEHMAN BROTHERS INTERMEDIATE BOND INDEX AND A BLENDED INDEX, 50% OF WHICH IS THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX AND 50% OF WHICH IS THE LEHMAN BROTHERS AGGREGATE BOND INDEX. SINCE THE SERIES' ASSET ALLOCATION WILL VARY OVER TIME, THE SERIES' PORTFOLIO MAY NOT MATCH THE BENCHMARKS' PORTFOLIOS AT ANY GIVEN TIME.


THE LEHMAN BROTHERS INTERMEDIATE BOND INDEX IS AN UNMANAGED INDEX OF CORPORATE AND GOVERNMENT BONDS WITH MATURITIES RANGING FROM ONE TO TEN YEARS.

THE S&P 500 INDEX IS AN UNMANAGED INDEX OF COMMON STOCKS.

THE LEHMAN BROTHERS AGGREGAGE BOND INDEX IS AN UNMANAGED INDEX OF INVESTMENT GRADE BONDS AND MORTGAGE-BACKED SECURITIES WITH
MATURITIES OF AT LEAST ONE YEAR.

[BAR CHART SHOWING THE PERCENT TOTAL RETURN FOR THE BLENDED ASSET SERIES II FOR 1994, 1995, 1996, 1997 AND 1998, WITH CALENDAR YEARS ENDED DECEMBER 31ST. THE RESULTS ARE 3.52% FOR 1994, 32.64% FOR 1995, 14.06% FOR 1996, 17.54% FOR
1997 AND NO RESULT FOR 1998, AS THE YEAR HAS NOT ENDED.]



AVG. ANNUAL TOTAL RETURNS                                  SINCE INCEPTION
(FOR PERIODS ENDED 12/31/98)  1 YEAR             5 YEARS   ON 10/12/93

CLASS A SHARES                XX.XX%             XX.XX%    XX.XX%
----------------------------  ----------------  --------  ----------------
INDICES:
----------------------------
  LEHMAN BROTHERS
    INTERMED. BOND INDEX      XX.XX%             XX.XX%    XX.XX%
                              ----------------  --------  ----------------
 50%-50% BLENDED INDEX        XX.XX%             XX.XX%    XX.XX%
                              ----------------  --------  ----------------
QUARTERLY RETURNS
HIGHEST:                      XX.XX% IN XX QUARTER 19XX
----------------------------  ---------------------------
LOWEST                        :XX.XX% IN XX QUARTER 19XX
----------------------------  ---------------------------



PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE SERIES WILL PERFORM IN THE FUTURE.

BLENDED ASSET SERIES II

PRINCIPAL RISKS OF INVESTING IN THE SERIES

BECAUSE THE SERIES INVESTS IN BOTH STOCKS AND BONDS, THE VALUE OF YOUR INVESTMENT WILL FLUCTUATE IN RESPONSE TO STOCK MARKET MOVEMENTS AND CHANGES IN INTEREST RATES. THIS MEANS THAT YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE SERIES OR THE SERIES COULD UNDERPERFORM IF ANY OF THE FOLLOWING OCCURS:
     U.S. AND/OR FOREIGN STOCK MARKETS DECLINE.
       AN ADVERSE EVENT, SUCH AS AN UNFAVORABLE EARNINGS REPORT, DEPRESSES THE VALUE OF A PARTICULAR COMPANY'S STOCK.
      INTEREST RATES GO UP, WHICH WILL MAKE BOND PRICES GO DOWN AND REDUCE THE VALUE OF THE SERIES' BOND PORTFOLIO. THE ISSUER OF A BOND OWNED BY THE SERIES DEFAULTS ON ITS OBLIGATION TO PAY PRINCIPAL AND/OR INTEREST OR HAS ITS CREDIT RATING DOWNGRADED. THIS RISK IS HIGHER FOR LOWER QUALITY BONDS.

BECAUSE THE SERIES MAY INVEST IN U.S. DOLLAR DENOMINATED SECURITIES OF FOREIGN ISSUERS, THE VALUE OF YOUR INVESTMENT MAY DECLINE IF PRICES OF FOREIGN
SECURITIES GO DOWN BECAUSE OF FOREIGN GOVERNMENT ACTIONS, POLITICAL INSTABILITY OR THE MORE LIMITED AVAILABILITY OF ACCURATE INFORMATION ABOUT FOREIGN COMPANIES. THESE RISKS MAY BE MORE SEVERE FOR SECURITIES OF ISSUERS IN EMERGING MARKETS.

THE VALUE OF YOUR INVESTMENT MAY ALSO DECLINE IF THE ADVISOR'S JUDGMENTS ABOUT THE ATTRACTIVENESS, RELATIVE VALUE OR POTENTIAL APPRECIATION OF A PARTICULAR SECTOR, SECURITY, COUNTRY OR HEDGING STRATEGY PROVE TO BE INCORRECT.

FEES AND EXPENSES OF THE SERIES

THIS TABLE DESCRIBES THE FEES AND EXPENSES YOU MAY PAY IF YOU INVEST IN SHARES OF THE SERIES.



FOR THE YEAR ENDED 10/31/98                            BLENDED ASSET SERIES II

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)   NONE
------------------------------------------------------  -----
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM ASSETS OF THE
SERIES)
-----------------------------------------------------------------------------
MANAGEMENT FEE                                          1.00%
                                                        -----
DISTRIBUTION AND SERVICE (RULE 12B-1) FEES              NONE
                                                        -----
OTHER EXPENSES                                          0.15%
                                                        -----
TOTAL ANNUAL FUND OPERATING EXPENSES                    1.15%
------------------------------------------------------  -----



THE ADVISOR HAS AGREED TO LIMIT OPERATING EXPENSES AT 1.20%. THE ADVISOR MAY CHANGE OR ELIMINATE THESE EXPENSE LIMITS AT ANY TIME.

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE SERIES WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

THE EXAMPLE ASSUMES THAT:
     YOU INVEST $10,000 FOR THE PERIODS SHOWN
     YOU REDEEM AT THE END OF EACH PERIOD
     THE FUND'S OPERATING EXPENSES REMAIN THE SAME
     YOUR INVESTMENT HAS A 5% RETURN EACH YEAR




ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, UNDER THESE
ASSUMPTIONS YOUR COSTS WOULD BE:

AFTER                       AFTER     AFTER     AFTER
1 YEAR                     3 YEARS   5 YEARS   10 YEARS
-------------------------  --------  --------  ---------
$117                       $    365  $    633  $   1,398
-------------------------  --------  --------  ---------

MAXIMUM HORIZON SERIES

INVESTMENT GOALS

LONG-TERM GROWTH OF CAPITAL.

KEY INVESTMENTS AND STRATEGIES

THE SERIES INVESTS PRIMARILY IN COMMON STOCKS, BUT MAY INVEST TO A LIMITED EXTENT IN FIXED INCOME SECURITIES OF THE U.S. GOVERNMENT AND U.S. COMPANIES. THE SERIES MAY ALSO INVEST IN ADRS AND OTHER U.S. DOLLAR DENOMINATED SECURITIES OF FOREIGN ISSUERS, INCLUDING THOSE IN EMERGING MARKETS. THE ADVISOR SEEKS TO GENERATE THE HIGH LEVEL OF LONG-TERM CAPITAL GROWTH TYPICALLY ASSOCIATED WITH AN INVESTMENT IN THE GENERAL STOCK MARKET FOR THIS PORTFOLIO.

THE PIE CHARTS BELOW DEMONSTRATE HOW THE MAKE UP OF THE PORTFOLIO HAS VARIED IN THE PAST. DEPENDING ON THE ADVISOR'S VIEW OF CURRENT OR ANTICIPATED MARKET TRENDS, HOWEVER, THE SERIES' MAKE UP MAY VARY FROM THESE HISTORICAL HIGH AND LOW STOCK EXPOSURES.


HISTORICAL HIGH & LOW STOCK EXPOSURES FROM 6/30/96 THROUGH 9/30/98:
[TWO  PIE  CHARTS,  HIGH ON THE LEFT AND LOW ON THE RIGHT, REFLECTING THE PAST
HIGH AND LOW STOCK EXPOSURES DURING THE PERIOD 6/30/96 THROUGH 9/30/98. THE RESULTS IN THE HIGH CHART SHOW BONDS AT 2.2%, CASH AT 2.3% AND STOCKS AT 95.5%. THE RESULTS IN THE LOW CHART SHOW BONDS AT 27.3%, STOCKS AT 72.7% AND CASH NOT REPRESENTED, AS IT WAS 0.00%.]

SUMMARY OF PAST PERFORMANCE

THE BAR CHART AND TOTAL RETURN TABLE INDICATE THE RISKS OF INVESTING IN THE SERIES. THE BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE CLASS A SHARES OF THE SERIES FOR EACH FULL CALENDAR YEAR SINCE ITS INCEPTION. THE TOTAL RETURN TABLE SHOWS HOW THE AVERAGE ANNUAL TOTAL RETURNS FOR THE CLASS A SHARES FOR DIFFERENT CALENDAR PERIODS COMPARE TO THOSE OF THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX. SINCE THE SERIES' ASSET ALLOCATION WILL VARY OVER TIME, THE SERIES' PORTFOLIO MAY NOT MATCH THE BENCHMARK'S PORTFOLIO AT ANY GIVEN TIME.

THE S&P 500 INDEX IS AN UNMANAGED INDEX OF COMMON STOCKS.

[BAR CHART SHOWING THE PERCENT TOTAL RETURN FOR THE MAXIMUM HORIZON SERIES FOR 1996, 1997 AND 1998, WITH CALENDAR YEARS ENDED DECEMBER 31ST. THE RESULTS ARE 17.57% FOR 1996, 20.39% FOR 1997 AND NO RESULT FOR 1998, AS THE YEAR HAS NOT ENDED.]



AVG. ANNUAL TOTAL RETURNS
(FOR PERIODS ENDED 12/31/98)  1 YEAR                    SINCE INCEPTION
                                                        ON 11/1/95

CLASS A SHARES                XX.XX%                    XX.XX%
----------------------------  ---------------------   ---------
S&P 500 INDEX                 XX.XX%                    XX.XX%
----------------------------  ---------------------   ---------

QUARTERLY RETURNS
HIGHEST:                      XX.XX% IN XX QUARTER 19XX
----------------------------  --------------------------
LOWEST:                       XX.XX% IN XX QUARTER 19XX
----------------------------  --------------------------




PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE SERIES WILL PERFORM IN THE FUTURE.

MAXIMUM HORIZON SERIES

PRINCIPAL RISKS OF INVESTING IN THE SERIES

AS WITH ANY GROWTH FUND, THE VALUE OF YOUR INVESTMENT WILL FLUCTUATE IN RESPONSE TO STOCK MARKET MOVEMENTS. THIS MEANS THAT YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE SERIES OR THE SERIES COULD UNDERPERFORM IF ANY OF THE FOLLOWING OCCURS:

     U.S. AND/OR FOREIGN STOCK MARKETS DECLINE.
       AN ADVERSE EVENT, SUCH AS AN UNFAVORABLE EARNINGS REPORT, DEPRESSES THE VALUE OF A PARTICULAR COMPANY'S STOCK.

BECAUSE THE SERIES MAY ALSO INVEST IN BONDS AND U.S. DOLLAR DENOMINATED SECURITIES OF FOREIGN ISSUERS, THE SERIES CARRIES ADDITIONAL RISKS. IF INTEREST RATES GO UP, BOND PRICES WILL GENERALLY GO DOWN AND REDUCE THE VALUE OF THE SERIES' BOND PORTFOLIO. PRICES OF FOREIGN SECURITIES MAY GO DOWN BECAUSE OF FOREIGN GOVERNMENT ACTIONS, POLITICAL INSTABILITY OR THE MORE LIMITED AVAILABILITY OF ACCURATE INFORMATION ABOUT FOREIGN COMPANIES. THESE RISKS MAY BE MORE SEVERE FOR SECURITIES OF ISSUERS IN EMERGING MARKETS.

THE VALUE OF YOUR INVESTMENT MAY ALSO DECLINE IF THE ADVISOR'S JUDGMENTS ABOUT THE ATTRACTIVENESS, RELATIVE VALUE AND POTENTIAL APPRECIATION OF A PARTICULAR SECURITY OR STRATEGY PROVE TO BE INCORRECT.

FEES AND EXPENSES OF THE SERIES

THIS TABLE DESCRIBES THE FEES AND EXPENSES YOU MAY PAY IF YOU INVEST IN SHARES OF THE SERIES.



FOR THE YEAR ENDED 10/31/98                              MAXIMUM HORIZON SERIES


SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)    NONE
-------------------------------------------------------- -----
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM ASSETS OF THE SERIES)
----------------------------------------------------------------
MANAGEMENT FEE                                           1.00%
                                                         -----
DISTRIBUTION AND SERVICE (RULE 12B-1) FEES               NONE
                                                         -----
OTHER EXPENSES                                           0.32%
                                                         -----
TOTAL ANNUAL FUND OPERATING EXPENSES                     1.32%
-------------------------------------------------------  -----



BECAUSE  THE  ADVISOR  HAS AGREED TO LIMIT OPERATING EXPENSES, ACTUAL EXPENSES
WERE:




MANAGEMENT FEE                        0.88%
------------------------------------  -----
OTHER EXPENSES                        0.32%
------------------------------------  -----
TOTAL ANNUAL FUND OPERATING EXPENSES  1.20%
------------------------------------  -----



THE ADVISOR MAY CHANGE OR ELIMINATE THESE EXPENSE LIMITS AT ANY TIME.

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE SERIES WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

THE EXAMPLE ASSUMES THAT:
     YOU INVEST $10,000 FOR THE PERIODS SHOWN
     YOU REDEEM AT THE END OF EACH PERIOD
     THE FUND'S OPERATING EXPENSES REMAIN THE SAME
     YOUR INVESTMENT HAS A 5% RETURN EACH YEAR

ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, UNDER THESE ASSUMPTIONS YOUR COSTS WOULD BE:




AFTER                                       AFTER     AFTER     AFTER
1 YEAR                                      3 YEARS   5 YEARS   10 YEARS
------------------------------------------  --------  --------  ---------
$ 134                                       $    418  $    723  $   1,590
                                            --------  --------  ---------
WITH EXPENSE LIMITS, YOUR COSTS WOULD BE:


$122                                       $    381  $    660  $   1,455
------------------------------------------  --------  --------  ---------



MORE ABOUT THE SERIES' INVESTMENTS

PRINCIPAL INVESTMENTS
       EQUITY EACH SERIES MAY INVEST IN EQUITY SECURITIES OF U.S. AND FOREIGN COMPANIES. THESE INCLUDE EXCHANGE-TRADED AND OVER-THE-COUNTER (OTC) COMMON AND PREFERRED STOCKS, WARRANTS, RIGHTS, CONVERTIBLE DEBT SECURITIES, TRUST CERTIFICATES, PARTNERSHIP INTERESTS AND EQUITY PARTICIPATIONS.

        FIXED INCOME EACH SERIES MAY INVEST IN FIXED INCOME SECURITIES OF ANY MATURITY OR DURATION. THESE SECURITIES MAY BE ISSUED BY THE U.S. GOVERNMENT OR ANY OF ITS AGENCIES, FOREIGN GOVERNMENTS, SUPRANATIONAL ENTITIES SUCH AS THE WORLD BANK, AND U.S. AND FOREIGN COMPANIES.

INVESTMENTS IN FIXED INCOME SECURITIES MAY HAVE ALL TYPES OF INTEREST RATE PAYMENT AND RESET TERMS AND MAY INCLUDE MORTGAGE-BACKED, ASSET-BACKED AND DERIVATIVE SECURITIES. EACH SERIES INVESTS PRIMARILY IN INVESTMENT GRADE SECURITIES BUT MAY INVEST UP TO 20% OF ASSETS IN LOWER QUALITY BONDS, COMMONLY KNOWN AS "JUNK BONDS." THESE BONDS ARE CONSIDERED SPECULATIVE BECAUSE THEY HAVE A HIGHER RISK OF ISSUER DEFAULT, ARE SUBJECT TO GREATER PRICE VOLATILITY AND MAY BE ILLIQUID.

DERIVATIVE CONTRACTS
A DERIVATIVE CONTRACT WILL OBLIGATE OR ENTITLE A SERIES TO DELIVER OR RECEIVE AN ASSET OR A CASH PAYMENT THAT IS BASED ON THE CHANGE IN VALUE OF A DESIGNATED SECURITY, INDEX OR CURRENCY. THE SERIES MAY, BUT ARE NOT REQUIRED TO, USE DERIVATIVE CONTRACTS FOR ANY OF THE FOLLOWING PURPOSES:

       TO HEDGE AGAINST ADVERSE CHANGES IN THE MARKET VALUE OF SECURITIES HELD BY OR TO BE BOUGHT FOR A SERIES. THESE CHANGES MAY BE CAUSED BY CHANGING INTEREST RATES OR STOCK MARKET PRICES.

  AS A SUBSTITUTE FOR PURCHASING OR SELLING SECURITIES.

  TO SHORTEN OR LENGTHEN THE EFFECTIVE MATURITY OR DURATION OF A SERIES' FIXED INCOME PORTFOLIO.

    IN NON-HEDGING SITUATIONS, TO ATTEMPT TO PROFIT FROM ANTICIPATED MARKET DEVELOPMENTS.

COUNTERPARTIES TO OTC DERIVATIVE CONTRACTS PRESENT THE SAME TYPES OF DEFAULT RISK AS ISSUERS OF FIXED INCOME SECURITIES.

ADDITIONAL INVESTMENT RISKS
    EXTENSION RISK AS INTEREST RATES INCREASE, SLOWER THAN EXPECTED PRINCIPAL PAYMENTS MAY EXTEND THE AVERAGE LIFE OF FIXED INCOME SECURITIES, LOCKING IN BELOW-MARKET INTEREST RATES AND REDUCING THE VALUE OF THESE SECURITIES.

  PREPAYMENT OR CALL RISK. AS INTEREST RATES DECLINE, THE ISSUERS OF FIXED INCOME SECURITIES HELD BY THE SERIES MAY PREPAY PRINCIPAL EARLIER THAN SCHEDULED, FORCING THE SERIES TO REINVEST IN LOWER YIELDING SECURITIES.

  CORRELATION  RISK    CHANGES  IN THE VALUE OF  DERIVATIVE CONTRACTS OR OTHER
HEDGING INSTRUMENTS MAY NOT MATCH OR FULLY OFFSET CHANGES IN THE VALUE OF THE HEDGED PORTFOLIO SECURITIES.

DEFENSIVE INVESTING
EACH SERIES MAY DEPART FROM ITS PRINCIPAL INVESTMENT STRATEGIES BY TAKING TEMPORARY DEFENSIVE POSITIONS IN RESPONSE TO ADVERSE MARKET, ECONOMIC OR POLITICAL CONDITIONS. IF A SERIES TAKES A TEMPORARY DEFENSIVE POSITION, IT MAY BE UNABLE TO ACHIEVE ITS INVESTMENT GOALS.

THE SERIES' INVESTMENT GOALS
THE SERIES' BOARD OF DIRECTORS MAY CHANGE EACH SERIES' INVESTMENT GOALS (DESCRIBED ABOVE UNDER ABOVE "GOALS AND STRATEGIES") WITHOUT OBTAINING THE APPROVAL OF THE SERIES' SHAREHOLDERS. A SERIES MIGHT NOT SUCCEED IN ACHIEVING ITS GOALS.

THE ADVISOR

THE ADVISOR

EACH SERIES' ADVISOR IS EXETER ASSET MANAGEMENT, A DIVISION OF MANNING & NAPIER ADVISORS, INC., 1100 CHASE SQUARE, ROCHESTER, NEW YORK 14604. THE ADVISOR IS RESPONSIBLE FOR THE DAY-TO-DAY OPERATIONS OF THE SERIES AND GENERALLY IS RESPONSIBLE FOR SUPERVISION OF THE SERIES' OVERALL BUSINESS AFFAIRS, SERVICE PROVIDERS AND OFFICERS.

A TEAM MADE UP OF INVESTMENT PROFESSIONALS AND ANALYSTS EMPLOYED BY THE ADVISOR MAKES ALL OF THE SERIES' INVESTMENT DECISIONS.

MANAGEMENT FEES

IN RETURN FOR THE SERVICES IT PROVIDES TO EACH SERIES, THE ADVISOR RECEIVES A MANAGEMENT FEE, WHICH IS COMPUTED DAILY AND PAYABLE MONTHLY BY THE SERIES AS DESCRIBED BELOW.

THE ADVISOR HAS AGREED TO LIMIT THE SERIES' MANAGEMENT FEES AND OTHER EXPENSES. THESE LIMITATIONS ARE TEMPORARY AND MAY BE CHANGED AT ANY TIME.

ANNUAL MANAGEMENT FEES (AS A PERCENTAGE OF DAILY NET ASSETS)


                         ACTUAL MANAGEMENT FEE PAID    CONTRACTUAL
                         FOR YEAR ENDED 10/31/98       MANAGEMENT FEE

SERIES
-----------------------
DEFENSIVE SERIES         0.07%                        0.80%
-----------------------  ----------------             ----------------
BLENDED ASSET SERIES I   0.97%                        1.00%
-----------------------  ----------------             ----------------
BLENDED ASSET SERIES II  1.00%                        1.00%
-----------------------  ----------------             ----------------
MAXIMUM HORIZON SERIES   0.88%                        1.00%
-----------------------  ----------------             ----------------


                         CURRENT EXPENSE LIMITATION

SERIES
-----------------------
DEFENSIVE SERIES                               1.00%
-----------------------  ---------------------------
BLENDED ASSET SERIES I                         1.20%
-----------------------  ---------------------------
BLENDED ASSET SERIES II                        1.20%
-----------------------  --------------------------
MAXIMUM HORIZON SERIES                         1.20%
-----------------------  ---------------------------




THE DISTRIBUTOR

THE DISTRIBUTOR OF THE SERIES' SHARES IS MANNING & NAPIER INVESTOR SERVICES, INC. CLASS A SHARES ARE OFFERED TO INVESTORS WHO PURCHASE SHARES DIRECTLY FROM THE DISTRIBUTOR OR THROUGH CERTAIN REGISTERED INVESTMENT ADVISERS. CLASS A SHARES ARE NOT SUBJECT TO ANY DISTRIBUTION OR SHAREHOLDER SERVICING FEES.

YEAR 2000 ISSUE

INFORMATION TECHNOLOGY EXPERTS ARE CONCERNED ABOUT COMPUTER SYSTEMS' ABILITY TO PROCESS DATE-RELATED INFORMATION ON AND AFTER JANUARY 1, 2000. THIS SITUATION, COMMONLY KNOWN AS THE "YEAR 2000" ISSUE, COULD HAVE AN ADVERSE IMPACT ON THE SERIES. THE ADVISOR, THE TRANSFER AGENT AND THE DISTRIBUTOR ARE ADDRESSING THE YEAR 2000 ISSUE FOR THEIR SYSTEMS. THE SERIES HAVE BEEN INFORMED BY THEIR OTHER SERVICE PROVIDERS THAT THEY ARE TAKING SIMILAR MEASURES. ALTHOUGH THE SERIES DO NOT EXPECT THE YEAR 2000 ISSUE TO ADVERSELY AFFECT THEM, THE SERIES CANNOT GUARANTEE THAT THE EFFORTS OF THE SERIES OR THEIR SERVICE PROVIDERS TO CORRECT THE PROBLEM WILL BE SUCCESSFUL.

HOW TO BUY SHARES



HOW TO BUY SHARES

THE MINIMUM INITIAL INVESTMENT IN EACH SERIES IS $2,000, AND THE MINIMUM FOR EACH ADDITIONAL INVESTMENT IS $100. THE MINIMUM INVESTMENT REQUIREMENTS ARE LOWER FOR PARTICIPANTS IN THE AUTOMATIC INVESTMENT PLAN, WHICH IS DESCRIBED BELOW. THESE INVESTMENT MINIMUMS MAY BE WAIVED AT THE ADVISOR'S DISCRETION.

ALL ORDERS TO PURCHASE SHARES ACCEPTED BY THE DISTRIBUTOR, TRANSFER AGENT OR OTHER AGENT BEFORE THE CLOSE OF TRADING ON THE NEW YORK STOCK EXCHANGE (NYSE) WILL BE EXECUTED AT THAT DAY'S SHARE PRICE. ORDERS ACCEPTED AFTER THAT DAY'S CLOSE WILL BE EXECUTED AT THE NEXT BUSINESS DAY'S PRICE. ALL ORDERS MUST INCLUDE THE REQUIRED DOCUMENTATION AND BE ACCOMPANIED BY PROPER PAYMENT. EACH SERIES RESERVES THE RIGHT TO REJECT PURCHASE ORDERS OR TO STOP OFFERING ITS SHARES WITHOUT NOTICE TO SHAREHOLDERS.
BY MAIL

OPENING AN ACCOUNT

                  SEND A CHECK PAYABLE TO EXETER FUND, INC. WITH THE COMPLETED ORIGINAL ACCOUNT APPLICATION. THE ADDRESS IS:
EXETER FUND, INC.
P.O. BOX 41118
ROCHESTER, NY  14604

          TO REQUEST AN ACCOUNT APPLICATION, CALL THE FUND AT 1-800-466-3863.

ADDING TO AN ACCOUNT

                    SEND A CHECK PAYABLE TO EXETER FUND, INC. AND A LETTER OF INSTRUCTION WITH THE NAME OF THE SERIES TO BE PURCHASED AND THE ACCOUNT NAME
 AND NUMBER.

BY WIRE
OPENING AN ACCOUNT
OR
ADDING TO AN ACCOUNT

           AFTER THE FUND HAS RECEIVED YOUR COMPLETED ACCOUNT APPLICATION, YOU MAY WIRE FUNDS TO OPEN OR ADD SHARES TO YOUR ACCOUNT. BEFORE SENDING A WIRE, CALL 1-800-466-3863 FOR WIRE INSTRUCTIONS.

AUTOMATIC INVESTMENT PLAN

YOU MAY PARTICIPATE IN THE AUTOMATIC INVESTMENT PLAN BY COMPLETING THE APPLICABLE SECTION OF THE ACCOUNT APPLICATION OR CONTACTING THE FUND. THROUGH THE PLAN, YOU CAN AUTHORIZE TRANSFERS OF A SPECIFIED AMOUNT FROM YOUR BANK ACCOUNT INTO THE SERIES ON A REGULAR BASIS. THE MINIMUM AMOUNT OF EACH INVESTMENT IS $25. IF YOU HAVE INSUFFICIENT FUNDS IN YOUR ACCOUNT TO COMPLETE A TRANSFER, YOUR BANK MAY CHARGE YOU A FEE.

HOW TO EXCHANGE AND HOW TO REDEEM SHARESHOW TO EXCHANGE AND HOW TO REDEEM TO EXCHANGE AND HOW TO REDEEM SHARES

HOW TO EXCHANGE SHARES

YOU MAY EXCHANGE CLASS A SHARES OF A SERIES FOR CLASS A SHARES OF ANY OTHER SERIES OF EXETER FUND, IF THE REGISTRATION OF BOTH ACCOUNTS IS IDENTICAL. IF RECEIVED WITH PROPER DOCUMENTATION BEFORE THE CLOSE OF TRADING ON THE NYSE, EXCHANGE REQUESTS WILL BE EXECUTED AT THAT DAY'S SHARE PRICES. OTHERWISE, THEY WILL BE EXECUTED AT THE PRICES DETERMINED ON THE NEXT BUSINESS DAY AFTER RECEIPT WITH PROPER DOCUMENTATION.

THE MINIMUM EXCHANGE AMOUNT IS $1,000 (OR ALL THE SHARES IN YOUR ACCOUNT, IF LESS THAN $1,000). YOU MAY EXCHANGE UP TO 4 TIMES DURING ANY 12-MONTH PERIOD WITHOUT PAYING A SALES CHARGE OR ANY OTHER FEE. FOR ANY ADDITIONAL EXCHANGES, YOU MAY BE CHARGED $15 PER EXCHANGE. A SERIES MAY REFUSE ANY EXCHANGE ORDER AND MAY ALTER, LIMIT OR SUSPEND ITS EXCHANGE PRIVILEGE ON 60 DAYS' NOTICE. AN EXCHANGE INVOLVES A TAXABLE REDEMPTION OF SHARES SURRENDERED IN THE EXCHANGE.

BY MAIL

      SEND A LETTER OF INSTRUCTION TO EXETER FUND, INC., AT THE ADDRESS ON THE OPPOSITE PAGE, SIGNED BY EACH REGISTERED ACCOUNT OWNER, EXACTLY AS YOUR NAMES APPEAR ON THE ACCOUNT REGISTRATION.
          PROVIDE THE NAME OF THE CURRENT SERIES, CLASS OF SHARES, SERIES TO EXCHANGE INTO AND DOLLAR AMOUNT TO BE EXCHANGED.
     PROVIDE BOTH ACCOUNT NUMBERS.

BY TELEPHONE

          UNLESS YOU HAVE DECLINED TELEPHONE PRIVILEGES, CALL THE FUND AT 1-800-466-3863.
          PROVIDE THE NAME OF THE CURRENT SERIES, CLASS OF SHARES, SERIES TO EXCHANGE INTO AND DOLLAR AMOUNT TO BE EXCHANGED.
     PROVIDE BOTH ACCOUNT NUMBERS.
       THE FUND MAY ASK FOR IDENTIFICATION, AND ALL TELEPHONE TRANSACTIONS ARE RECORDED.

HOW TO REDEEM SHARES

ALL ORDERS TO REDEEM SHARES ACCEPTED BY THE DISTRIBUTOR, TRANSFER AGENT OR OTHER AGENT BEFORE THE CLOSE OF TRADING ON THE NYSE WILL BE EXECUTED AT THAT
DAY'S SHARE PRICE. ORDERS ACCEPTED AFTER THE CLOSE OF TRADING WILL BE EXECUTED AT THE NEXT BUSINESS DAY'S PRICE. ALL REDEMPTION ORDERS MUST INCLUDE THE REQUIRED DOCUMENTATION AND SIGNATURES. EACH SERIES MAY POSTPONE PAYMENT OF REDEMPTION PROCEEDS FOR UP TO SEVEN DAYS, OR SUSPEND REDEMPTIONS TO THE EXTENT PERMITTED BY LAW. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK, YOUR REDEMPTION PROCEEDS WILL NOT BE SENT TO YOU FOR 15 DAYS.

BY MAIL

      SEND A LETTER OF INSTRUCTION TO EXETER FUND, INC., AT THE ADDRESS ON THE OPPOSITE PAGE SIGNED BY EACH REGISTERED ACCOUNT OWNER.
        STATE THE NAME OF THE SERIES, THE CLASS AND NUMBER OF SHARES OR DOLLAR AMOUNT TO BE SOLD.
     PROVIDE THE ACCOUNT NUMBER.
     SIGNATURE GUARANTEES MAY BE REQUIRED.
     ADDITIONAL DOCUMENTATION MAY BE REQUIRED (CALL THE FUND FOR DETAILS).

INVESTMENT AND ACCOUNT INFORMATION

ACCOUNTS WITH LOW BALANCES

IF YOUR ACCOUNT FALLS BELOW $1,000 DUE TO THE REDEMPTION OF SHARES, THE FUND MAY ASK YOU TO BRING YOUR ACCOUNT UP TO THE MINIMUM REQUIREMENT. IF YOUR ACCOUNT IS STILL BELOW $1,000 AFTER 60 DAYS, THE FUND MAY CLOSE
YOUR ACCOUNT AND SEND YOU THE REDEMPTION PROCEEDS.

IN-KIND PURCHASES AND REDEMPTIONS

SECURITIES YOU OWN MAY BE USED TO PURCHASE SHARES OF A SERIES. THE ADVISOR WILL DETERMINE IF ACQUIRING THE SECURITIES IS CONSISTENT WITH THE SERIES' GOALS AND POLICIES. IF ACCEPTED, THE SECURITIES WILL BE VALUED THE SAME WAY THE SERIES VALUES SECURITIES IT ALREADY OWNS.

A  SERIES  MAY  MAKE  PAYMENT  FOR  SHARES  IN  PART  BY  GIVING YOU PORTFOLIO
SECURITIES.    AS  A  REDEEMING SHAREHOLDER, YOU WILL PAY TRANSACTION COSTS TO
DISPOSE OF THESE SECURITIES.

SIGNATURE GUARANTEES

A SIGNATURE GUARANTEE MAY BE REQUIRED FOR ANY WRITTEN REQUEST TO SELL SHARES, OR TO CHANGE THE ACCOUNT REGISTRATION.

THE TRANSFER AGENT WILL ACCEPT SIGNATURE GUARANTEES FROM:

     MEMBERS OF THE STAMP PROGRAM OR THE NYSE'S MEDALLION SIGNATURE PROGRAM. A BROKER OR SECURITIES DEALER.

     A FEDERAL SAVINGS, COOPERATIVE OR OTHER TYPE OF BANK.
     A SAVINGS AND LOAN OR OTHER THRIFT INSTITUTION.
     A CREDIT UNION.
     A SECURITIES EXCHANGE OR CLEARING AGENCY.

A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

VALUATION OF SHARES

EACH SERIES OFFERS ITS SHARES AT THE NET ASSET VALUE (NAV) PER SHARE OF THE SERIES. EACH SERIES CALCULATES ITS NAV ONCE DAILY AS OF THE CLOSE OF REGULAR TRADING ON THE NEW YORK STOCK EXCHANGE (GENERALLY AT 4:00 P.M., NEW YORK TIME) ON EACH DAY THE EXCHANGE IS OPEN. IF THE EXCHANGE CLOSES EARLY, THE SERIES WILL ACCELERATE THE CALCULATION OF NAV AND TRANSACTION DEADLINES TO THAT TIME.

EACH SERIES VALUES THE SECURITIES IN ITS PORTFOLIO ON THE BASIS OF MARKET QUOTATIONS AND VALUATIONS PROVIDED BY INDEPENDENT PRICING SERVICES.
IF QUOTATIONS ARE NOT READILY AVAILABLE, OR THE VALUE OF A SECURITY HAS BEEN MATERIALLY AFFECTED BY EVENTS OCCURRING AFTER THE CLOSING OF A FOREIGN EXCHANGE, EACH SERIES VALUES ITS ASSETS BY A METHOD THAT THE DIRECTORS BELIEVE ACCURATELY REFLECTS FAIR VALUE. A SERIES THAT USES FAIR VALUE TO PRICE SECURITIES MAY VALUE THOSE SECURITIES HIGHER OR LOWER THAN ANOTHER SERIES THAT USES MARKET QUOTATIONS TO PRICE THE SAME SECURITIES.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

EACH SERIES GENERALLY:

     PAYS DIVIDENDS TWICE A YEAR, IN JUNE AND DECEMBER.

          MAKES CAPITAL GAINS DISTRIBUTIONS, IF ANY, ONCE A YEAR, TYPICALLY IN DECEMBER.

A SERIES MAY PAY ADDITIONAL DISTRIBUTIONS AND DIVIDENDS AT OTHER TIMES IF NECESSARY FOR THE SERIES TO AVOID A FEDERAL TAX.

CAPITAL GAIN DISTRIBUTIONS AND DIVIDENDS ARE REINVESTED IN ADDITIONAL SHARES OF THE SAME CLASS THAT YOU HOLD. ALTERNATIVELY, YOU CAN INSTRUCT THE TRANSFER AGENT IN WRITING OR BY TELEPHONE TO HAVE YOUR CAPITAL GAINS AND/OR DIVIDENDS PAID IN CASH. YOU CAN CHANGE YOUR CHOICE AT ANY TIME TO BE EFFECTIVE AS OF THE NEXT DISTRIBUTION OR DIVIDEND, EXCEPT THAT ANY CHANGE GIVEN TO THE TRANSFER AGENT AFTER THE RECORD DATE WILL NOT BE EFFECTIVE UNTIL THE NEXT DISTRIBUTION OR DIVIDEND IS MADE. NO INTEREST WILL ACCRUE ON AMOUNTS REPRESENTED BY UNCASHED DISTRIBUTION OR REDEMPTION CHECKS.

TAXES

TRANSACTION                         FEDERAL TAX STATUS

REDEMPTION  OR  EXCHANGE OF SHARES          USUALLY TAXABLE AS CAPITAL GAIN OR
                                            LOSS;  LONG-TERM ONLY IF SHARES
                                            OWNED MORE THAN ONE YEAR

LONG-TERM  CAPITAL  GAIN  DISTRIBUTIONS     TAXABLE AS LONG-TERM CAPITAL
                                            GAIN

SHORT-TERM CAPITAL GAIN DISTRIBUTIONS        TAXABLE AS ORDINARY INCOME

DIVIDENDS                                    TAXABLE AS ORDINARY INCOME

IF YOU ARE A TAXABLE INVESTOR, YOU MAY WANT TO AVOID BUYING SHARES WHEN THE SERIES IS ABOUT TO DECLARE A CAPITAL GAIN DISTRIBUTION OR A DIVIDEND, BECAUSE IT WILL BE TAXABLE TO YOU EVEN THOUGH IT MAY ACTUALLY BE A RETURN OF A PORTION OF YOUR INVESTMENT.

AFTER THE END OF EACH YEAR, THE SERIES WILL PROVIDE YOU WITH INFORMATION ABOUT THE DISTRIBUTIONS AND DIVIDENDS THAT YOU RECEIVED AND ANY REDEMPTIONS OF SHARES DURING THE PREVIOUS YEAR. IN CALCULATING YOUR GAIN OR LOSS ON ANY SALE OF SHARES, NOTE THAT YOUR TAX BASIS IN YOUR SHARES IS INCREASED BY THE AMOUNTS OF DIVIDENDS AND DISTRIBUTIONS THAT YOU HAVE REINVESTED IN A SERIES. DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE AS DESCRIBED ABOVE WHETHER RECEIVED IN CASH OR REINVESTED. IF YOU DO NOT PROVIDE THE SERIES WITH YOUR CORRECT
TAXPAYER IDENTIFICATION NUMBER AND ANY REQUIRED CERTIFICATIONS, YOU MAY BE SUBJECT TO BACK-UP WITHHOLDING OF 31% OF YOUR DISTRIBUTIONS, DIVIDENDS AND REDEMPTION PROCEEDS. BECAUSE EACH SHAREHOLDER'S CIRCUMSTANCES ARE DIFFERENT AND SPECIAL TAX RULES MAY APPLY, YOU SHOULD CONSULT WITH YOUR TAX ADVISER ABOUT YOUR INVESTMENT IN THE SERIES AND YOUR RECEIPT OF DIVIDENDS, DISTRIBUTIONS OR REDEMPTION PROCEEDS.

FINANCIAL HIGHLIGHTS

THE INFORMATION IN THE TABLES FOLLOWING WAS AUDITED BY DELOITTE & TOUCHE LLP, INDEPENDENT ACCOUNTANTS, WHOSE REPORT, ALONG WITH EACH SERIES' FINANCIAL STATEMENTS, ARE INCLUDED IN ITS ANNUAL REPORT (AVAILABLE UPON REQUEST). CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE SHARE. TOTAL RETURNS REPRESENT THE RATE THAT A SHAREHOLDER WOULD HAVE EARNED ON AN
INVESTMENT  IN  A  CLASS  (ASSUMING  REINVESTMENT  OF  ALL  DIVIDENDS  AND
DISTRIBUTIONS).

DEFENSIVE SERIES - CLASS A SHARES





                                        FOR THE YEAR FOR THE YEAR FOR THE YEAR
                                        ENDED         ENDED       ENDED
                                        10/31/98      10/31/97    10/31/961

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT THE PERIOD):
----------------------------------------
NET ASSET VALUE - BEGINNING OF PERIOD   $10.71         $10.29      $10.00
----------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
----------------------------------------
   NET INVESTMENT INCOME*                 0.35         0.42        0.35
   NET REALIZED AND UNREALIZED GAIN
      ON INVESTMENTS                      0.32         0.45        0.14

TOTAL FROM INVESTMENT OPERATIONS          0.67         0.87        0.49

LESS DISTRIBUTIONS TO SHAREHOLDERS:
   FROM NET INVESTMENT INCOME            (0.35)        (0.38)      (0.20)
   FROM NET REALIZED GAIN ON INVESTMENTS (0.18)        (0.07)       -

TOTAL DISTRIBUTION TO SHAREHOLDERS       (0.53)        (0.45)      (0.20)
NET ASSET VALUE - END OF PERIOD          $10.85        $10.71      $10.29

TOTAL RETURN2                             6.54%        8.74%       4.94%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
    EXPENSES*                             1.00%        1.00%       1.00%
    NET INVESTMENT INCOME*                4.20%        4.45%       4.26%

PORTFOLIO TURNOVER                          15%        60%         30%

NET ASSETS - END OF PERIOD (000'S OMITTED)$5,733       $1,764      $  745


*THE INVESTMENT ADVISOR DID NOT IMPOSE ALL OR A PORTION OF ITS MANAGEMENT FEE AND IN SOME PERIODS PAID A PORTION OF THE SERIES' EXPENSES. IF THESE EXPENSES HAD BEEN INCURRED BY THE SERIES, AND HAD 1996 EXPENSES BEEN LIMITED TO THAT ALLOWED BY STATE SECURITIES LAW, THE NET INVESTMENT INCOME PER SHARE AND THE RATIOS WOULD HAVE BEEN AS FOLLOWS:


RATIOS (TO AVERAGE NET ASSETS):             $0.29       $0.27      $0.23
        EXPENSES                            1.73%       2.59%       2.50%
        NET INVESTMENT INCOME               3.47%       2.86%       2.76%


1 THE SERIES COMMENCED OPERATIONS ON NOVEMBER 1, 1995.
2 REPRESENTS AGGREGATE TOTAL RETURN FOR THE PERIOD INDICATED.

BLENDED ASSET SERIES I - CLASS A SHARES




                          FOR THE YEAR FOR THE YEAR FOR THE TEN  FOR THE YEAR
                          ENDED        ENDED        MONTHS ENDED ENDED
                          10/31/98     10/31/97     10/31/96     12/31/95





PER SHARE DATA (FOR A
SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
-------------------------

NET ASSET VALUE -
BEGINNING OF PERIOD       $ 11.97      $ 11.20      $ 10.72       $ 9.72
--------------------------------------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS:

  NET INVESTMENT INCOME*    0.36          0.39         0.29         0.34
-------------------------  ------------ ------------ ------------ ----------
  NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS  0.35          1.01         0.31         1.70

TOTAL FROM INVESTMENT
OPERATIONS                  0.71          1.40         0.60         2.04

LESS DISTRIBUTIONS TO
 SHAREHOLDERS:
-----------------------
   FROM NET INVESTMENT
   INCOME                  (0.33)         (0.44)        (0.09)      (0.34)
------------------------- --------------  ------------  ---------   -------
   IN EXCESS OF NET
INVESTMENT INCOME           -               -             -          (0.01)

    FROM NET REALIZED
    GAIN ON INVESTMENTS    (0.76)          (0.19)       (0.03)       (0.69)

------------------------
    IN EXCESS OF NET
    REALIZED GAIN            -               -             -            -
-----------------------
TOTAL DISTRIBUTIONS TO     (1.09)          (0.63)        (0.12)      (1.04)
 SHAREHOLDERS

NET ASSET VALUE -
END OF PERIOD              $ 11.59         $ 11.97      $ 11.20      $ 10.72

TOTAL RETURN1               6.29%           13.01%        5.64%       21.08%
----------------------- -----------      -----------  ----------     -------

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
----------------------
    EXPENSES*               1.20%           1.20%        1.20%2         1.20%
----------------------     ---------      --------    ----------     --------
    NET INVESTMENT INCOME*  3.25%           3.39%       3.69%2          3.64%
                           ---------      --------    ----------     ---------

PORTFOLIO TURNOVER          60%             50%          85%             72%
----------------------

NET ASSETS - END OF       $ 32,291        $ 21,930     $ 17,794      $ 9,518
PERIOD  (000'S OMITTED)
-------------------------
THE INVESTMENT ADVISOR DID NOT IMPOSE ALL OR A PORTION OF ITS MANAGEMENT
FEE AND IN SOME PERIODS PAID A PORTION OF THE SERIES' EXPENSES.  IF THESE
EXPENSES HAD BEEN INCURRED BY THE SERIES, AND HAD THE 1994 EXPENSES BEEN
LIMITED  TO THAT ALLOWED BY STATES SECURITIES LAW, THE NET INVESTMENT
INCOME PER SHARE AND RATIOS WOULD HAVE BEEN AS FOLLOWS:

INVESTMENT INCOME           $0.35          $0.39       $0.28          $0.31
RATIOS (TO AVERAGE NET ASSETS):
   EXPENSES                  1.23%         1.24%        1.31%2        1.53%
   NET INVESTMENT INCOME     3.22%         3.35%        3.58%2        3.31%
     1  REPRESENTS AGGREGATE TOTAL RETURN FOR THE PERIOD INDICATED.
     2  ANNUALIZED.

                                   FOR THE YEAR    FOR THE
                                   ENDED           PERIOD
                                   12/31/94          9/15/93
                                                   (COMMENCEMENT
                                                    OF
                                                   OPERATIONS)
                                                   TO 12/31/93

PER SHARE DATA (FOR A SHARE
OUTSTANDING THROUGHOUT EACH
PERIOD):
--------------------------------

NET ASSET VALUE - BEGINNING        $    10.05      $ 10.00
OF PERIOD
--------------------------------

INCOME FROM INVESTMENT
OPERATIONS:
--------------------------------
  NET INVESTMENT INCOME*                 0.2         0.05
--------------------------------     --------------  ----------
  NET REALIZED AND UNREALIZED
GAIN (LOSS)                             (0.28)        0.04
    ON INVESTMENTS
--------------------------------

TOTAL FROM INVESTMENT OPERATIONS        (0.08)         0.09


LESS DISTRIBUTIONS TO
 SHAREHOLDERS:
--------------------------------
   FROM NET INVESTMENT INCOME           (0.20)        (0.04)
--------------------------------  --------------  ---------------
   IN EXCESS OF NET INVESTMENT            -             -
INCOME
    FROM NET REALIZED GAIN ON           (0.04)          -
 INVESTMENTS
--------------------------------
    IN EXCESS OF NET REALIZED           (0.01)           -
GAIN
--------------------------------

TOTAL DISTRIBUTIONS TO                  (0.25)        (0.04)
 SHAREHOLDERS

NET ASSET VALUE - END OF PERIOD        $ 9.72      $    10.05


TOTAL RETURN1                          (0.80%)         0.93%
--------------------------------  --------------  ---------------

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
--------------------------------
    EXPENSES*                            1.20%       1.20%2
--------------------------------  --------------  ---------------
    NET INVESTMENT INCOME*               3.40%       2.47%2
                                  --------------  ---------------

PORTFOLIO TURNOVER                        45%            1%
--------------------------------

NET ASSETS - END OF PERIOD           $ 4,519        $ 475
(000'S OMITTED)
--------------------------------

THE INVESTMENT ADVISOR DID NOT IMPOSE ALL OR A PORTION OF ITS MANAGEMENT FEE AND IN SOME PERIODS PAID A PORTION OF THE SERIES' EXPENSES. IF THESE EXPENSES HAD BEEN INCURRED BY THE SERIES, AND HAD THE 1994 EXPENSES BEEN LIMITED TO THAT ALLOWED BY STATES SECURITIES LAW, THE NET INVESTMENT INCOME PER SHARE AND RATIOS WOULD HAVE BEEN AS FOLLOWS:

INVESTMENT INCOME                     $0.12           $0.02
RATIOS (TO AVERAGE NET ASSETS):
   EXPENSES                            2.50%          2.50%2
   NET INVESTMENT INCOME               2.10%          1.17%2

     1  REPRESENTS AGGREGATE TOTAL RETURN FOR THE PERIOD INDICATED.
     2  ANNUALIZED.

BLENDED ASSET SERIES II - CLASS A SHARES

                                                       FOR THE    FOR
                                    FOR THE   FOR THE  TEN MONTHS THE YEAR
                                    YEAR      YEAR     ENDED      ENDED
                                    ENDED     ENDED    10/31/96   12/31/95
                                    10/31/98  10/31/97
PER SHARE DATA (FOR A SHARE
OUTSTANDING THROUGHOUT EACH
PERIOD):
----------------------------------
NET ASSET VALUE - BEGINNING OF      $ 14.69   $ 13.04  $ 11.95    $ 10.12
PERIOD
----------------------------------
INCOME FROM INVESTMENT
OPERATIONS:
  NET INVESTMENT INCOME             0.31        0.33    0.23*      0.24*
  NET REALIZED AND UNREALIZED
GAIN (LOSS) ON                      (0.38)      2.13    0.96       3.05
  INVESTMENTS

TOTAL FROM INVESTMENT OPERATIONS    (0.07)      2.46    1.19       3.29

LESS DISTRIBUTIONS TO
SHAREHOLDERS:
   FROM NET INVESTMENT INCOME       (0.29)     (0.40)   (0.04)     (0.24)
   FROM NET REALIZED GAIN ON        (1.73)     (0.41)   (0.06)     (1.22)
INVESTMENTS

TOTAL DISTRIBUTIONS TO              (2.02)     (0.81)   (0.10)     (1.46)
SHAREHOLDERS

NET ASSET VALUE - END OF PERIOD     $12.60     $ 14.69  $13.04     $11.95


TOTAL RETURN2                       (0.56%)     19.69%  10.01%      32.64%

RATIOS (TO AVERAGE NET
ASSETS)/SUPPLEMENTAL DATA:
    EXPENSES                        1.15%       1.15%   1.20%3*      1.20%*
    NET INVESTMENT INCOME           2.45%       2.45%   2.51%3*      2.53%*

PORTFOLIO TURNOVER                 61%            63%      57%         63%

NET ASSETS - END OF PERIOD (000'S  $65,973     $ 50,922 $32,999     $ 20,519
OMITTED)

THE INVESTMENT ADVISOR DID NOT IMPOSE ALL OR A PORTION OF ITS MANAGEMENT
FEE AND IN SOME PERIODS PAID A PORTION OF THE SERIES' EXPENSES. IF THESE EXPENSES HAD BEEN INCURRED BY THE SERIES, AND HAD 1993 EXPENSES BEEN LIMITED TO THAT ALLOWED BY STATE SECURITIES LAW, THE NET INVESTMENT INCOME PER SHARE AND THE RATIOS WOULD HAVE BEEN AS FOLLOWS:

NET INVESTMENT INCOME              N/A          N/A      $0.23      $0.23
RATIOS (TO AVERAGE NET ASSETS):
  EXPENSES                         N/A          N/A      1.22%3     1.33%
  INVESTMENT INCOME                N/A          N/A      2.49%3     2.40%


     1 DISTRIBUTION FROM NET INVESTMENT INCOME AMOUNTED TO $0.0017 PER SHARE. 2 REPRESENTS AGGREGATE TOTAL RETURN FOR THE PERIOD INDICATED.
     3  ANNUALIZED.




                                    FOR THE             FOR THE
                                    YEAR                PERIOD
                                    ENDED               10/12/93
                                    12/31/94            (COMMENCEMENT
                                                        OF
                                                        OPERATIONS)
                                                        TO 12/31/93

PER SHARE DATA (FOR A SHARE
OUTSTANDING THROUGHOUT EACH
PERIOD):
----------------------------------

NET ASSET VALUE - BEGINNING OF        $9.98             $ 10.00
PERIOD
----------------------------------

INCOME FROM INVESTMENT
OPERATIONS:
  NET INVESTMENT INCOME               0.11*             0.01*
  NET REALIZED AND UNREALIZED
GAIN (LOSS) ON                        0.24              (0.03)
  INVESTMENTS

TOTAL FROM INVESTMENT OPERATIONS      0.35              (0.02)


LESS DISTRIBUTIONS TO
SHAREHOLDERS:
   FROM NET INVESTMENT INCOME         (0.12)           (0.00)1
   FROM NET REALIZED GAIN ON          (0.09)              -
INVESTMENTS

TOTAL DISTRIBUTIONS TO                 (0.21)           (0.00)
SHAREHOLDERS

NET ASSET VALUE - END OF PERIOD       $10.12            $ 9.98


TOTAL RETURN2                          3.52%            (0.18%)

RATIOS (TO AVERAGE NET
ASSETS)/SUPPLEMENTAL DATA:
    EXPENSES                           1.20%*           1.20%3*
    NET INVESTMENT INCOME              2.12%*           1.94%3*

PORTFOLIO TURNOVER                     19%                    0%

NET ASSETS - END OF PERIOD (000'S      $7,214           $ 475
OMITTED)


THE INVESTMENT ADVISOR DID NOT IMPOSE ALL OR A PORTION OF ITS MANAGEMENT
FEE AND IN SOME PERIODS PAID A PORTION OF THE SERIES' EXPENSES. IF THESE EXPENSES HAD BEEN INCURRED BY THE SERIES, AND HAD 1993 EXPENSES BEEN LIMITED TO THAT ALLOWED BY STATE SECURITIES LAW, THE NET INVESTMENT INCOME PER SHARE AND THE RATIOS WOULD HAVE BEEN AS FOLLOWS:

NET INVESTMENT INCOME                  $0.05            $0.01
RATIOS (TO AVERAGE NET ASSETS):
                                        2.31%           2.50%3
                                        1.01%           0.64%3


     1 DISTRIBUTION FROM NET INVESTMENT INCOME AMOUNTED TO $0.0017 PER SHARE. 2 REPRESENTS AGGREGATE TOTAL RETURN FOR THE PERIOD INDICATED.
     3  ANNUALIZED.

MAXIMUM HORIZON SERIES - CLASS A SHARES



                                      FOR THE      FOR THE     FOR THE
                                      YEAR         YEAR        YEAR
                                      ENDED        ENDED       ENDED
                                      10/31/98     10/31/97    10/31/96 1

PER SHARE DATA (FOR A SHARE
OUTSTANDING THROUGHOUT THE PERIOD):
--------------------------------------

NET ASSET VALUE - BEGINNING OF PERIOD $ 14.24      $ 11.38     $ 10.00


INCOME FROM INVESTMENT OPERATIONS:
   NET INVESTMENT INCOME*               0.13        0.10          0.15
   NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS           (0.93)      2.92          1.36

TOTAL FROM INVESTMENT OPERATIONS        (0.80)      3.02          1.51

LESS DISTRIBUTIONS TO SHAREHOLDERS:
  FROM NET INVESTMENT INCOME            (0.12)      (0.08)       (0.13)
  FROM NET REALIZED GAIN ON INVESTMENTS (1.22)      (0.08)

TOTAL DISTRIBUTIONS TO SHAREHOLDERS     (1.34)      (0.16)       (0.13)

NET ASSET VALUE - END OF PERIOD         $12.10      $ 14.24     $ 11.38


TOTAL RETURN2                           (5.99%)     26.77%       15.21%
--------------------------------------  ----------- ---------  ---------
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL
DATA:
--------------------------------------
    EXPENSES*                             1.20%      1.20%        1.20%
                                        ----------- ---------   ---------
    NET INVESTMENT INCOME*                1.25%      0.94%        1.71%
                                        ----------   --------   ---------

PORTFOLIO TURNOVER                           60%     115%           95%
                                        ----------   --------   ---------

NET ASSETS - END OF PERIOD (000'S OMITTED) $ 18,705   $9,852     $1,574


*THE INVESTMENT ADVISOR DID NOT IMPOSE ALL OR A PORTION OF ITS MANAGEMENT FEE AND IN SOME PERIODS PAID A PORTION OF THE SERIES' EXPENSES. IF THESE EXPENSES HAD BEEN INCURRED BY THE SERIES, AND HAD 1996 EXPENSES BEEN LIMITED TO THAT ALLOWED BY STATE SECURITIES LAW, THE NET INVESTMENT INCOME PER
SHARE AND THE RATIOS WOULD HAVE BEEN AS FOLLOWS:

NET INVESTMENT INCOME                   $0.12         $0.06       $0.04

RATIOS (TO AVERAGE NET ASSETS):
    EXPENSES                            1.32%          1.55%      2.50%
    NET INVESTMENT INCOME             1.13%          0.59%      0.41%

1 THE SERIES COMMENCED OPERATIONS ON NOVEMBER 1, 1995.
2 REPRESENTS AGGREGATE TOTAL RETURN FOR THE PERIOD INDICATED.


                                                             [BACK COVER PAGE]

EXETER FUND, INC.
DEFENSIVE SERIES
BLENDED ASSET SERIES I
BLENDED ASSET SERIES II
MAXIMUM HORIZON SERIES


SHAREHOLDER REPORTS AND THE STATEMENT OF ADDITIONAL INFORMATION (SAI). ANNUAL AND SEMIANNUAL REPORTS TO SHAREHOLDERS PROVIDE ADDITIONAL INFORMATION ABOUT EACH SERIES' INVESTMENTS. THESE REPORTS DISCUSS THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED EACH SERIES' PERFORMANCE DURING ITS LAST FISCAL YEAR. THE SAI PROVIDES MORE DETAILED INFORMATION ABOUT EACH SERIES. IT IS INCORPORATED BY REFERENCE INTO THIS COMBINED PROSPECTUS.

HOW TO OBTAIN THESE REPORTS AND ADDITIONAL INFORMATION.

     YOU MAY OBTAIN SHAREHOLDER REPORTS AND THE SAI OR OTHER INFORMATION ABOUT THE FUND WITHOUT CHARGE, BY CALLING 1-800-466-3863 OR SENDING WRITTEN
 REQUESTS TO EXETER FUND, INC., P.O. BOX 41118, ROCHESTER, NEW YORK 14604.

          YOU MAY REVIEW SHAREHOLDER REPORTS, THE PROSPECTUS AND SAI AT THE SECURITIES AND EXCHANGE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. THE SEC CHARGES A FEE FOR THIS SERVICE. INFORMATION ABOUT THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330. YOU CAN GET THE SAME REPORTS AND INFORMATION FREE FROM THE SEC'S INTERNET WEB SITE
 (HTTP://WWW.SEC.GOV).



IF SOMEONE MAKES A STATEMENT THAT IS NOT IN THIS PROSPECTUS ABOUT ANY OF THE SERIES, YOU SHOULD NOT RELY UPON THAT INFORMATION. NEITHER THE SERIES NOR THEIR DISTRIBUTOR IS OFFERING TO SELL SHARES OF THE SERIES TO ANY PERSON TO WHOM THE SERIES MAY NOT LAWFULLY SELL THEIR SHARES.

INVESTMENT COMPANY ACT FILE NO. 811-04087

                                                                        [LOGO]




PROSPECTUS

EXETER FUND, INC.

MARCH 1, 1999

DEFENSIVE SERIES

BLENDED ASSET SERIES I

BLENDED ASSET SERIES II

MAXIMUM HORIZON SERIES


CLASS B, C, D AND E SHARES




THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED ANY SERIES' SHARES AS AN INVESTMENT OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY STATEMENT TO THE CONTRARY IS A CRIME.

                       [THIS PAGE INTENTIONALLY BLANK]

CONTENTS


EXETER ASSET MANAGEMENT IS A DIVISION OF MANNING & NAPIER ADVISORS, INC., WHICH WAS FOUNDED IN 1970 AND MANAGES OVER $7 BILLION FOR INDIVIDUAL AND INSTITUTIONAL INVESTORS.

                                             PAGE

GOALS AND STRATEGIES                            4

DEFENSIVE SERIES                                6

BLENDED ASSET SERIES I                          8

BLENDED ASSET SERIES II                         10

MAXIMUM HORIZON SERIES                          12

MORE ABOUT THE SERIES' INVESTMENTS              14

THE ADVISOR                                     15

HOW TO BUY AND HOW TO REDEEM SHARES             16

HOW TO EXCHANGE SHARES                          17

INVESTMENT AND ACCOUNT INFORMATION              18

DIVIDENDS, DISTRIBUTIONS AND TAXES              19


YOU SHOULD KNOW

AN INVESTMENT IN A SERIES IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

GOALS AND STRATEGIES

WHO MAY WANT TO INVEST

INVESTORS SHOULD CHOOSE WHICH SERIES IS RIGHT FOR THEM.

THE SERIES OFFER A RANGE OF INVESTMENT OPPORTUNITIES FROM FAIRLY CONSERVATIVE TO FAIRLY AGGRESSIVE. AS YOU MOVE ACROSS THE INVESTMENT RISK SPECTRUM, THE EMPHASIS ON GROWTH INCREASES WHILE THE FOCUS ON CAPITAL PRESERVATION DECLINES.
  THIS MOVEMENT TOWARD GROWTH USUALLY INVOLVES A HIGHER PERCENTAGE OF THE PORTFOLIO BEING INVESTED IN STOCKS AND THE PORTION OF THE PORTFOLIO INVESTED IN BONDS GENERALLY CONTAINING LONGER TERM MATURITIES. EACH SERIES HAS ITS OWN STRATEGY AND RISK PROFILE. YOU SHOULD CHOOSE WHICH STRATEGY IS RIGHT FOR YOU.

     INVESTMENT RISK SPECTRUM

[LINE GRAPH REFLECTING THE INCREASING RETURN POTENTIAL (ON THE X-AXIS) AND THE INCREASING VOLATILITY POTENTIAL (ON THE Y-AXIS) OF THE DEFENSIVE SERIES, , BLENDED ASSET SERIES II AND MAXIMUM HORIZON SERIES. USING A LINE WITH AN ARROW AT EACH END, THE RESULTS SHOW THE DEFENSIVE SERIES WITH THE LEAST RETURN POTENTIAL AND THE LEAST VOLATILITY POTENTIAL; MOVING UP THE LINE, THE BLENDED ASSET SERIES I AND BLENDED ASSET SERIES II, RESPECTIVLY, ONE-THIRD AND TWO-THIRDS OF THE WAY UP THE LINE AND THE MAXIMUM HORIZON SERIES AT THE TOP, WITH THE GREATEST RETURN POTENTIAL AND THE GREATEST VOLATILITY POTENTIAL OF THE FOUR SERIES.]

THE ADVISOR'S INVESTMENT STRATEGIES

THE ADVISOR BELIEVES THAT THE MOST IMPORTANT FACTOR AFFECTING PORTFOLIO PERFORMANCE IS ASSET ALLOCATION.

USING A MULTI-STRATEGY APPROACH, A TEAM OF INVESTMENT PROFESSIONALS MANAGES EACH SERIES' PORTFOLIO. THE INVESTMENT POLICY GROUP ESTABLISHES POLICIES REGARDING THE MIX OF STOCKS, BONDS AND CASH THAT IS APPROPRIATE IN LIGHT OF THE INVESTMENT GOALS FOR THE SERIES YOU SELECT. THE INVESTMENT RESEARCH GROUP AND THE FIXED INCOME GROUP SELECT INDIVIDUAL SECURITIES WITHIN PARAMETERS SET BY THE INVESTMENT POLICY GROUP. THE INVESTMENT RESEARCH GROUP SEEKS TO SELECT THE MOST ATTRACTIVE STOCKS AND THE FIXED INCOME GROUP SEEKS TO SELECT THE MOST ATTRACTIVE BONDS FOR EACH SERIES. BY USING THIS MULTI-STRATEGY APPROACH, THE ADVISOR SEEKS TO ADJUST EACH SERIES' PORTFOLIO TO PREVAILING MARKET CONDITIONS. THE ADVISOR'S OBJECTIVE IS TO DELIVER VALUE-ADDED RESULTS OVER A FULL RANGE OF RISING AND FALLING MARKET CONDITIONS.

THE DIAGRAM ON THE OPPOSITE PAGE SHOWS THE RELATIONSHIP BETWEEN THE THREE GROUPS AND HOW THE TEAM CHANGES EACH SERIES' ASSET ALLOCATION IN RESPONSE TO MARKET CONDITIONS, ECONOMIC CONDITIONS AND OTHER FACTORS.

GOALS AND STRATEGIES

[A CHART SHOWING THE FOLLOWING TEXT GROUPS CIRCLED AND ARROWS POINTING TO A CENTRAL LOCATION WITH THE TEXT "PORTFOLIO" IN A BOX.]

THE ADVISOR'S MULTI-STRATEGY APPROACH

     INVESTMENT POLICY GROUP
THIS TEAM ESTABLISHES THE MAXIMUM AND MINIMUM PERCENTAGES OF ASSETS EACH SERIES WILL INVEST IN U.S. AND FOREIGN STOCKS, BONDS AND CASH EQUIVALENTS. THE TEAM ALSO ESTABLISHES INVESTMENT POLICIES AND GUIDELINES USED BY THE OTHER GROUPS TO SET PRICES AT WHICH EACH SERIES MAY PURCHASE AND SELL INDIVIDUAL SECURITIES. IN MAKING THESE DECISIONS, THE ADVISOR FOCUSES ON:
     A SERIES' RISK MANAGEMENT PRIORITIES
     ECONOMIC FACTORS SUCH AS INFLATION, EMPLOYMENT AND INTEREST RATE TRENDS THE OUTLOOK FOR CORPORATE EARNINGS
     STOCK VALUATIONS (E.G., PRICE TO EARNINGS AND PRICE TO BOOK RATIOS) SUPPLY AND DEMAND FOR VARIOUS ASSET CLASSES

INVESTMENT RESEARCH GROUP
THIS TEAM SELECTS INDIVIDUAL STOCKS BY LOOKING FOR COMPANIES WITH ONE OR MORE OF THE FOLLOWING CHARACTERISTICS:
        STRONG STRATEGIC PROFILES (E.G., STRONG MARKET POSITION, BENEFITS FROM TECHNOLOGY, CAPITAL APPRECIATION IN A MATURE MARKET AND HIGH BARRIERS TO ENTRY)
     IMPROVING MARKET SHARE IN CONSOLIDATING INDUSTRIES
          LOW PRICE TO EARNINGS AND PRICE TO BOOK RATIOS, STRONG CASH FLOW AND IMPROVING FUNDAMENTALS

FIXED INCOME GROUP
THIS TEAM SELECTS INDIVIDUAL BONDS EMPHASIZING BOND MARKET SECTORS AND SECURITIES THAT IT BELIEVES OFFER YIELDS SUFFICIENT TO COMPENSATE THE INVESTOR FOR THE RISKS SPECIFIC TO THE SECTOR OR SECURITY. IN EVALUATING BONDS, THE ADVISOR CONSIDERS:
     INTEREST RATE SENSITIVITY OF PARTICULAR SECTORS AND SECURITIES
          NARROWING OR WIDENING OF INTEREST RATE SPREADS BETWEEN SECTORS, SECURITIES OF DIFFERENT CREDIT QUALITY OR SECURITIES OF DIFFERENT MATURITIES
      FOR MORTGAGE-RELATED AND ASSET-BACKED SECURITIES, ANTICIPATED CHANGES IN AVERAGE PREPAYMENT RATES

GOALS AND STRATEGIES

DEFENSIVE SERIES

INVESTMENT GOALS

PRIMARY:  PRESERVATION OF CAPITAL.
SECONDARY:  LONG-TERM GROWTH OF CAPITAL.

KEY INVESTMENTS AND STRATEGIES

THE SERIES INVESTS PRIMARILY IN FIXED INCOME SECURITIES OF THE U.S. GOVERNMENT AND U.S. COMPANIES, ALTHOUGH IT MAY ALSO INVEST IN EQUITY SECURITIES. THE ADVISOR TYPICALLY FOCUSES ON FIXED INCOME SECURITIES WITH SHORT TO INTERMEDIATE TERM MATURITIES OF 3 TO 5 YEARS BUT MAY ALSO INVEST TO A LIMITED EXTENT IN LONGER TERM SECURITIES (SUCH AS BONDS WITH MATURITIES OF 10 YEARS OR
MORE)  AND  STOCKS.   THE FUND MAY ALSO INVEST IN AMERICAN DEPOSITORY RECEIPTS
(ADRS) AND OTHER U.S. DOLLAR DENOMINATED SECURITIES OF FOREIGN ISSUERS, INCLUDING THOSE IN EMERGING MARKETS. IN PURSUIT OF THE SERIES' PRIMARY GOAL, THE ADVISOR SEEKS TO PROTECT CAPITAL WHILE GENERATING INCOME. THE ADVISOR MAY SIMULTANEOUSLY SEEK GROWTH OPPORTUNITIES.

THE PIE CHARTS BELOW DEMONSTRATE HOW THE MAKE UP OF THE PORTFOLIO HAS VARIED IN THE PAST. DEPENDING ON THE ADVISOR'S VIEW OF CURRENT OR ANTICIPATED MARKET TRENDS, HOWEVER, THE SERIES' MAKE UP MAY VARY FROM THESE HISTORICAL HIGH AND LOW STOCK EXPOSURES.

HISTORICAL HIGH & LOW STOCK EXPOSURES FROM 6/30/96 THROUGH 9/30/98:

[TWO  PIE  CHARTS,  HIGH ON THE LEFT AND LOW ON THE RIGHT, REFLECTING THE PAST
HIGH AND LOW STOCK EXPOSURES DURING THE PERIOD 6/30/96 THROUGH 9/30/98. THE RESULTS IN THE HIGH CHART SHOW BONDS AT 76.8%, CASH AT 3.8% AND STOCKS AT 19.4%. THE RESULTS IN THE LOW CHART SHOW BONDS AT 71.0%, CASH AT 22.8% AND STOCKS AT 6.2%.]

SUMMARY OF PAST PERFORMANCE

THE BAR CHART AND TOTAL RETURN TABLE INDICATE THE RISKS OF INVESTING IN CLASS A SHARES OF THE SERIES. NO CLASS B, C, D OR E SHARES WERE OUTSTANDING DURING THE PAST YEAR. CLASS B, C, D AND E SHARES WOULD HAVE DIFFERENT PERFORMANCE DUE TO THEIR DIFFERENT EXPENSES. THE BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE CLASS A SHARES OF THE SERIES FOR EACH FULL CALENDAR YEAR SINCE ITS INCEPTION. THE TOTAL RETURN TABLE SHOWS HOW THE AVERAGE ANNUAL TOTAL RETURNS FOR THE CLASS A SHARES FOR DIFFERENT CALENDAR PERIODS COMPARE TO THOSE OF THE LEHMAN BROTHERS INTERMEDIATE BOND INDEX AND A BLENDED INDEX, 15% OF WHICH IS THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX AND 85% OF WHICH IS THE LEHMAN BROTHERS INTERMEDIATE BOND INDEX. SINCE THE SERIES' ASSET ALLOCATION WILL VARY OVER TIME, THE SERIES' PORTFOLIO MAY NOT MATCH THE BENCHMARKS' PORTFOLIOS AT ANY GIVEN TIME.

THE LEHMAN BROTHERS INTERMEDIATE BOND INDEX IS AN UNMANAGED INDEX OF CORPORATE AND GOVERNMENT BONDS WITH MATURITIES RANGING FROM ONE TO TEN YEARS.

THE S&P 500 INDEX IS AN UNMANAGED INDEX OF COMMON STOCKS.

[BAR CHART SHOWING THE PERCENT TOTAL RETURN FOR THE DEFENSIVE SERIES FOR 1996, 1997 AND 1998, WITH CALENDAR YEARS ENDED DECEMBER 31ST. THE RESULTS ARE 3.44% FOR 1996, 9.77% FOR 1997 AND NO RESULT FOR 1998, AS THE YEAR HAS NOT ENDED.]


AVG.  ANNUAL  TOTAL  RETURNS
(FOR PERIODS ENDED 12/31/98)          1 YEAR    SINCE INCEPTION ON 11/1/95


CLASS A SHARES               XX.XX%             XX.XX%
---------------------------  ----------         ------


INDICES:
  LEHMAN BROTHERS INTERMED.
    BOND INDEX               XX.XX%              XX.XX%
                             -----------------  ------
  15%-85% BLENDED INDEX      XX.XX%              XX.XX%
                             -----------------  ------

QUARTERLY RETURNS
HIGHEST:                     X.XX% IN XX QUARTER 19XX
---------------------------  -------------------------
LOWEST:                      X.XX% IN XX QUARTER 19XX
---------------------------  -------------------------



PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE SERIES WILL PERFORM IN THE FUTURE.

GOALS AND STRATEGIES

DEFENSIVE SERIES

PRINCIPAL RISKS OF INVESTING IN THE SERIES

BECAUSE THE SERIES INVESTS PRINCIPALLY IN BONDS, THE VALUE OF YOUR INVESTMENT WILL FLUCTUATE WITH CHANGES IN INTEREST RATES. THIS MEANS THAT YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE SERIES OR THE SERIES COULD UNDERPERFORM IF ANY OF THE FOLLOWING OCCURS:
      INTEREST RATES GO UP, WHICH WILL MAKE BOND PRICES GO DOWN AND REDUCE THE VALUE OF THE SERIES' BOND PORTFOLIO.
        THE ISSUER OF A BOND OWNED BY THE SERIES DEFAULTS ON ITS OBLIGATION TO PAY PRINCIPAL AND/OR INTEREST OR HAS ITS CREDIT RATING DOWNGRADED. THIS RISK IS HIGHER FOR LOWER QUALITY BONDS.

BECAUSE THE SERIES MAY ALSO INVEST IN STOCKS AND U.S. DOLLAR DENOMINATED SECURITIES OF FOREIGN ISSUERS, THE SERIES CARRIES ADDITIONAL RISKS. THE VALUE OF YOUR INVESTMENT MAY DECLINE IF THE U.S. AND/OR FOREIGN STOCK MARKETS DECLINE OR AN ADVERSE EVENT, SUCH AS AN UNFAVORABLE EARNINGS REPORT, DEPRESSES THE VALUE OF A PARTICULAR COMPANY'S STOCK. PRICES OF FOREIGN SECURITIES MAY GO DOWN BECAUSE OF FOREIGN GOVERNMENT ACTIONS, POLITICAL INSTABILITY OR THE MORE LIMITED AVAILABILITY OF ACCURATE INFORMATION ABOUT FOREIGN COMPANIES. THESE RISKS MAY BE MORE SEVERE FOR SECURITIES OF ISSUERS IN EMERGING MARKETS.

THE VALUE OF YOUR INVESTMENT MAY ALSO DECLINE IF THE ADVISOR'S JUDGMENTS ABOUT THE ATTRACTIVENESS, RELATIVE VALUE OR POTENTIAL APPRECIATION OF A PARTICULAR SECTOR, SECURITY, COUNTRY OR HEDGING STRATEGY PROVE TO BE INCORRECT.

FEES AND EXPENSES OF THE SERIES

SINCE NO CLASS B, C, D OR E SHARES WERE OUTSTANDING DURING THE PAST YEAR, OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

THIS TABLE DESCRIBES THE FEES AND EXPENSES YOU MAY PAY IF YOU INVEST IN SHARES OF THE SERIES.




FOR THE YEAR ENDED 10/31/98            CLASS B   CLASS C   CLASS D

SHAREHOLDER FEES (PAID
DIRECTLY FROM YOUR INVESTMENT)         NONE      NONE      NONE
------------------------------       --------  --------  --------
 ANNUAL FUND OPERATING EXPENSES
------------------------------
(EXPENSES THAT ARE DEDUCTED FROM
ASSETS OF THE SERIES)
     MANAGEMENT FEE                    0.80%     0.80%     0.80%
                                      --------  --------  --------
DISTRIBUTION AND SERVICE               1.00%     0.75%     0.50%
                                      --------  --------  --------
(RULE 12B-1) FEES
OTHER EXPENSES                         0.93%     0.93%     0.93%
                                     --------  --------  --------
TOTAL ANNUAL FUND OPERATING EXPENSES   2.73%     2.48%     2.23%
                                     --------  --------  --------
BECAUSE THE ADVISOR HAS AGREED TO LIMIT OPERATING EXPENSES,
ACTUAL EXPENSES WOULD HAVE BEEN:
------------------------------------------------------------------
MANAGEMENT FEE                        0.07%     0.07%     0.07%
------------------------------------  --------  --------  --------
DISTRIBUTION AND SERVICE              1.00%     0.75%     0.50%
                                      --------  --------  --------
(RULE 12B-1) FEES
OTHER EXPENSES                        0.93%     0.93%     0.93%
                                     --------  --------  --------
TOTAL ANNUAL FUND OPERATING EXPENSES  2.00%     1.75%     1.50%
                                     --------  --------  --------

THE ADVISOR MAY CHANGE OR ELIMINATE THESE EXPENSE LIMITS AT ANY TIME.
----------------------------------------------------------------------


FOR THE YEAR ENDED 10/31/98                              CLASS E

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)    NONE
-------------------------------------------------------- --------
 ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------
(EXPENSES THAT ARE DEDUCTED FROM ASSETS OF THE
SERIES)
     MANAGEMENT FEE                                      0.80%
                                                         --------
DISTRIBUTION AND SERVICE                                 0.25%
                                                         --------
(RULE 12B-1) FEES
OTHER EXPENSES                                           0.93%
                                                         --------
TOTAL ANNUAL FUND OPERATING EXPENSES                     1.98%
                                                        --------

BECAUSE THE ADVISOR HAS AGREED TO LIMIT OPERATING EXPENSES,
ACTUAL EXPENSES WOULD HAVE BEEN:
----------------------------------------------------------------------
MANAGEMENT FEE                                           0.07%
-------------------------------------------------------  --------
DISTRIBUTION AND SERVICE                                 0.25%
                                                         --------
(RULE 12B-1) FEES
OTHER EXPENSES                                             0.93%
                                                         --------
TOTAL ANNUAL FUND OPERATING EXPENSES                       1.25%
                                                         --------

THE ADVISOR MAY CHANGE OR ELIMINATE THESE EXPENSE LIMITS AT ANY TIME.
------------------------------------------------------------------------


THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE SERIES WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

THE EXAMPLE ASSUMES THAT:
YOU INVEST $10,000 FOR THE PERIODS SHOWN
YOU REDEEM AT THE END OF EACH PERIOD
THE FUND'S OPERATING EXPENSES REMAIN THE SAME
YOUR INVESTMENT HAS A 5% RETURN EACH YEAR

ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, UNDER THESE ASSUMPTIONS YOUR COSTS WOULD BE AFTER:



                                           CLASS B   CLASS C  CLASS D CLASS E

1 YEAR                                     $276      $251     $226    $ 201
-----------------------------------------  ----      ----     ----    ----
3 YEARS                                    $847      $773     $697    $ 621
-----------------------------------------  ----      ----     ----    ----

WITH EXPENSE LIMITS, YOUR COSTS WOULD BE:
-----------------------------------------
1 YEAR                                     $203      $178     $153    $ 127
                                           ----      ----     ----    -----
3 YEARS                                    $627      $551     $474    $ 397
-----------------------------------------  ----      ----     ----    -----

GOALS AND STRATEGIES

BLENDED ASSET SERIES I
INVESTMENT GOALS

EQUAL EMPHASIS ON LONG-TERM GROWTH OF CAPITAL AND PRESERVATION OF CAPITAL.

KEY INVESTMENTS AND STRATEGIES

THE SERIES INVESTS PRIMARILY IN STOCKS AND INTERMEDIATE TO LONG-TERM, FIXED INCOME SECURITIES OF THE U.S. GOVERNMENT AND U.S. COMPANIES. THE SERIES MAY ALSO INVEST IN ADRS AND OTHER U.S. DOLLAR DENOMINATED SECURITIES OF FOREIGN ISSUERS, INCLUDING THOSE IN EMERGING MARKETS. THE ADVISOR TYPICALLY FOCUSES ON FIXED INCOME SECURITIES WITH MATURITIES OF 5 TO 10 YEARS BUT MAY INVEST IN SECURITIES OF ANY MATURITY. THE ADVISOR SEEKS TO BALANCE CONFLICTING GOALS OF GROWTH OF CAPITAL AND PRESERVATION OF CAPITAL IN ORDER TO GENERATE A MORE
STABLE RATE OF GROWTH FOR THIS PORTFOLIO RELATIVE TO AN INVESTMENT IN THE GENERAL STOCK MARKET.

THE PIE CHARTS BELOW DEMONSTRATE HOW THE MAKE UP OF THE PORTFOLIO HAS VARIED IN THE PAST. DEPENDING ON THE ADVISOR'S VIEW OF CURRENT OR ANTICIPATED MARKET TRENDS, HOWEVER, THE SERIES' MAKE UP MAY VARY FROM THESE HISTORICAL HIGH AND LOW STOCK EXPOSURES.

HISTORICAL HIGH & LOW STOCK EXPOSURES FROM 12/31/95 THROUGH 9/30/98

[TWO PIE CHARTS, HIGH ON THE LEFT AND LOW ON THE RIGHT, REFLECTING THE PAST HIGH AND LOW STOCK EXPOSURES DURING THE PERIOD 12/31/95 THROUGH 9/30/98. THE RESULTS IN THE HIGH CHART SHOW BONDS AT 47.6%, CASH AT 2.3% AND STOCKS AT 50.1%. THE RESULTS IN THE LOW CHART SHOW BONDS AT 64.9%, CASH AT 16.7% AND STOCKS AT 18.4%.]

SUMMARY OF PAST PERFORMANCE

THE BAR CHART AND TOTAL RETURN TABLE INDICATE THE RISKS OF INVESTING IN THE CLASS A SHARES OF THE SERIES. NO CLASS B, C, D OR E SHARES WERE OUTSTANDING DURING THE PAST YEAR. CLASS B, C, D AND E SHARES WOULD HAVE DIFFERENT PERFORMANCE DUE TO THEIR DIFFERENT EXPENSES. THE BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE CLASS A SHARES OF THE SERIES FOR EACH FULL CALENDAR YEAR SINCE ITS INCEPTION. THE TOTAL RETURN TABLE SHOWS HOW THE AVERAGE ANNUAL TOTAL RETURNS FOR THE CLASS A SHARES FOR DIFFERENT CALENDAR PERIODS COMPARE TO THOSE OF THE LEHMAN BROTHERS INTERMEDIATE BOND INDEX AND A BLENDED INDEX, 30% OF WHICH IS THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX AND 70% OF WHICH IS THE LEHMAN BROTHERS INTERMEDIATE BOND INDEX. SINCE THE SERIES' ASSET ALLOCATION WILL VARY OVER TIME, THE SERIES' PORTFOLIO MAY NOT MATCH THE BENCHMARKS' PORTFOLIOS AT ANY GIVEN TIME.

THE LEHMAN BROTHERS INTERMEDIATE BOND INDEX IS AN UNMANAGED INDEX OF CORPORATE AND GOVERNMENT BONDS WITH MATURITIES RANGING FROM ONE TO TEN YEARS.

THE S&P 500 INDEX IS AN UNMANAGED INDEX OF COMMON STOCKS.

[BAR CHART SHOWING THE PERCENT TOTAL RETURN FOR THE BLENDED ASSET SERIES I FOR 1994, 1995, 1996, 1997 AND 1998, WITH CALENDAR YEARS ENDED DECEMBER 31ST. THE RESULTS ARE - 0.80% FOR 1994, 21.08% FOR 1995, 7.73% FOR 1996, 13.95% FOR 1997
AND NO RESULT FOR 1998, AS THE YEAR HAS NOT ENDED.]




AVG. ANNUAL TOTAL RETURNS
(FOR PERIODS ENDED 12/31/98)  1 YEAR        5 YEARS   SINCE INCEPTION
                                                      ON 9/15/93

CLASS A SHARES                XX.XX%        XX.XX%    XX.XX%
----------------------------  ------------- --------  -----------
INDICES:
----------------------------
  LEHMAN BROTHERS
    INTERMED. BOND INDEX      XX.XX%        XX.XX%    XX.XX%
                              ------------- --------  -----------
  30%-70% BLENDED INDEX       XX.XX%        XX.XX%    XX.XX%
                              ------------- --------  -----------

QUARTERLY RETURNS

HIGHEST:                      XX.XX% IN XX QUARTER 19XX
                              --------------------------
 LOWEST:                      XX.XX% IN XX QUARTER 19XX
----------------------------  --------------------------




PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE SERIES WILL PERFORM IN THE FUTURE.

GOALS AND STRATEGIES

BLENDED ASSET SERIES I

PRINCIPAL RISKS OF INVESTING IN THE SERIES

BECAUSE THE SERIES INVESTS IN BOTH STOCKS AND BONDS, THE VALUE OF YOUR INVESTMENT WILL FLUCTUATE IN RESPONSE TO STOCK MARKET MOVEMENTS AND CHANGES IN INTEREST RATES. THIS MEANS THAT YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE SERIES OR THE SERIES COULD UNDERPERFORM IF ANY OF THE FOLLOWING OCCURS:
     U.S. AND/OR FOREIGN STOCK MARKETS DECLINE.
       AN ADVERSE EVENT, SUCH AS AN UNFAVORABLE EARNINGS REPORT, DEPRESSES THE VALUE OF A PARTICULAR COMPANY'S STOCK.
      INTEREST RATES GO UP, WHICH WILL MAKE BOND PRICES GO DOWN AND REDUCE THE VALUE OF THE SERIES' BOND PORTFOLIO.
        THE ISSUER OF A BOND OWNED BY THE SERIES DEFAULTS ON ITS OBLIGATION TO PAY PRINCIPAL AND/OR INTEREST OR HAS ITS CREDIT RATING DOWNGRADED. THIS RISK IS HIGHER FOR LOWER QUALITY BONDS.

BECAUSE THE SERIES MAY INVEST IN U.S. DOLLAR DENOMINATED SECURITIES OF FOREIGN ISSUERS, THE VALUE OF YOUR INVESTMENT MAY DECLINE IF PRICES OF FOREIGN
SECURITIES GO DOWN BECAUSE OF FOREIGN GOVERNMENT ACTIONS, POLITICAL INSTABILITY OR THE MORE LIMITED AVAILABILITY OF ACCURATE INFORMATION ABOUT FOREIGN COMPANIES. THESE RISKS MAY BE MORE SEVERE FOR SECURITIES OF ISSUERS IN EMERGING MARKETS.

THE VALUE OF YOUR INVESTMENT MAY ALSO DECLINE IF THE ADVISOR'S JUDGMENTS ABOUT THE ATTRACTIVENESS, RELATIVE VALUE OR POTENTIAL APPRECIATION OF A PARTICULAR SECTOR, SECURITY, COUNTRY OR HEDGING STRATEGY PROVE TO BE INCORRECT.

FEES AND EXPENSES OF THE SERIES
SINCE NO CLASS B, C, D OR E SHARES WERE OUTSTANDING DURING THE PAST YEAR, OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

THIS TABLE DESCRIBES THE FEES AND EXPENSES YOU MAY PAY IF YOU INVEST IN SHARES OF THE SERIES.



FOR THE YEAR ENDED 10/31/98           CLASS B   CLASS C   CLASS D   CLASS E

SHAREHOLDER FEES (PAID
DIRECTLY FROM YOUR INVESTMENT)         NONE      NONE      NONE      NONE
-----------------------------------  --------  --------  --------  --------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM
ASSETS OF THE SERIES)
-----------------------------------
MANAGEMENT FEE                         1.00%     1.00%     1.00%     1.00%
                                       --------  --------  --------  --------
DISTRIBUTION AND SERVICE                1.00%     0.75%     0.50%     0.25%
                                        --------  --------  --------  -------
(RULE 12B-1) FEES
OTHER EXPENSES                           0.23%     0.23%     0.23%     0.23%
                                        --------  --------  --------  -------
TOTAL ANNUAL FUND OPERATING EXPENSES    2.23%     1.98%     1.73%     1.48%
                                       --------  --------  --------  --------
BECAUSE THE ADVISOR HAS AGREED TO LIMIT OPERATING
EXPENSES, ACTUAL EXPENSES WOULD HAVE BEEN:
MANAGEMENT FEE                           0.97%     0.97%     0.97%     0.97%
                                         --------  --------  --------  ------
DISTRIBUTION AND SERVICE                 1.00%     0.75%     0.50%     0.25%
                                        --------  --------  --------  -------
(RULE 12B-1) FEES
OTHER EXPENSES                           0.23%     0.23%     0.23%     0.23%
                                        --------  --------  --------  -------
TOTAL ANNUAL FUND OPERATING EXPENSES     2.20%     1.95%     1.70%     1.45%
                                        --------  --------  --------  -------
THE ADVISOR MAY CHANGE OR ELIMINATE THESE EXPENSE LIMITS AT ANY TIME.
----------------------------------------------------------------------




THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE SERIES WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.
THE EXAMPLE ASSUMES THAT:
     YOU INVEST $10,000 FOR THE PERIODS SHOWN
     YOU REDEEM AT THE END OF EACH PERIOD
     THE FUND'S OPERATING EXPENSES REMAIN THE SAME
     YOUR INVESTMENT HAS A 5% RETURN EACH YEAR

ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, UNDER THESE ASSUMPTIONS YOUR COSTS WOULD BE AFTER:

                                           CLASS B CLASS C  CLASS D CLASS E

1 YEAR                                     $226    $201     $176    $ 151
-----------------------------------------  ----    ----     ----    -----
3 YEARS                                    $697    $621     $545    $ 468
-----------------------------------------  ----    ----     ----    -----
WITH EXPENSE LIMITS, YOUR COSTS WOULD BE:
-----------------------------------------
1 YEAR                                     $223    $198     $173    $ 148
-----------------------------------------  ----    ----     ----    -----
3 YEARS                                    $688    $612     $536    $ 459
-----------------------------------------  ----    ----     ----    ----

GOALS AND STRATEGIES

BLENDED ASSET SERIES II

INVESTMENT GOALS

PRIMARY:  LONG-TERM GROWTH OF CAPITAL.
SECONDARY:  PRESERVATION OF CAPITAL.

KEY INVESTMENTS AND STRATEGIES

THE SERIES INVESTS PRIMARILY IN STOCKS AND SECURITIES CONVERTIBLE INTO STOCK, BUT MAY ALSO INVEST A SUBSTANTIAL PORTION OF ITS ASSETS IN LONG-TERM, FIXED INCOME SECURITIES OF THE U.S. GOVERNMENT AND U.S. COMPANIES. THE SERIES MAY ALSO INVEST IN ADRS AND OTHER U.S. DOLLAR DENOMINATED SECURITIES OF FOREIGN ISSUERS, INCLUDING THOSE IN EMERGING MARKETS. THE ADVISOR TYPICALLY FOCUSES ON FIXED INCOME SECURITIES WITH MATURITIES OF 7 TO 20 YEARS BUT MAY INVEST IN SECURITIES OF ANY MATURITY. BY FOCUSING ON GROWTH OF CAPITAL AND, TO A
LESSER
EXTENT ON PRESERVATION OF CAPITAL, THE ADVISOR SEEKS TO PARTICIPATE, OVER THE LONG TERM, IN THE GROWTH OF THE STOCK MARKET, BUT WITH LESS VOLATILITY THAN IS TYPICALLY ASSOCIATED WITH AN INVESTMENT IN THE GENERAL STOCK MARKET.

THE PIE CHARTS BELOW DEMONSTRATE HOW THE MAKE UP OF THE PORTFOLIO HAS VARIED IN THE PAST. DEPENDING ON THE ADVISOR'S VIEW OF CURRENT OR ANTICIPATED MARKET TRENDS, HOWEVER, THE SERIES' MAKE UP MAY VARY FROM THESE HISTORICAL HIGH AND LOW STOCK EXPOSURES.

HISTORICAL HIGH & LOW STOCK EXPOSURES FROM 12/31/95 THROUGH 9/30/98:

[TWO PIE CHARTS, HIGH ON THE LEFT AND LOW ON THE RIGHT, REFLECTING THE PAST HIGH AND LOW STOCK EXPOSURES DURING THE PERIOD 12/31/95 THROUGH 9/30/98. THE RESULTS IN THE HIGH CHART SHOW BONDS AT 31.4%, CASH AT 2.6% AND STOCKS AT 66.0%. THE RESULTS IN THE LOW CHART SHOW BONDS AT 43.70%, CASH AT 11.2% AND STOCKS AT 45.1%.]

SUMMARY OF PAST PERFORMANCE

THE BAR CHART AND TOTAL RETURN TABLE INDICATE THE RISKS OF INVESTING IN THE CLASS A SHARES OF THE SERIES. NO CLASS B, C, D OR E SHARES WERE OUTSTANDING DURING THE PAST YEAR. CLASS B, C, D AND E SHARES WOULD HAVE DIFFERENT PERFORMANCE DUE TO THEIR DIFFERENT EXPENSES. THE BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE CLASS A SHARES OF THE SERIES FOR EACH FULL CALENDAR YEAR SINCE ITS INCEPTION. THE TOTAL RETURN TABLE SHOWS HOW THE AVERAGE ANNUAL TOTAL RETURNS FOR THE CLASS A SHARES FOR DIFFERENT CALENDAR PERIODS COMPARE TO THOSE OF THE LEHMAN BROTHERS INTERMEDIATE BOND INDEX AND A BLENDED INDEX, 50% OF WHICH IS THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX AND 50% OF WHICH IS THE LEHMAN BROTHERS AGGREGATE BOND INDEX. SINCE THE SERIES' ASSET ALLOCATION WILL VARY OVER TIME, THE SERIES' PORTFOLIO MAY NOT MATCH THE BENCHMARKS' PORTFOLIOS AT ANY GIVEN TIME.

THE LEHMAN BROTHERS INTERMEDIATE BOND INDEX IS AN UNMANAGED INDEX OF CORPORATE AND GOVERNMENT BONDS WITH MATURITIES RANGING FROM ONE TO TEN YEARS.

THE S&P 500 INDEX IS AN UNMANAGED INDEX OF COMMON STOCKS.

THE LEHMAN BROTHERS AGGREGAGE BOND INDEX IS AN UNMANAGED INDEX OF INVESTMENT GRADE BONDS AND MORTGAGE-BACKED SECURITIES WITH
MATURITIES OF AT LEAST ONE YEAR.

[BAR CHART SHOWING THE PERCENT TOTAL RETURN FOR THE BLENDED ASSET SERIES II FOR 1994, 1995, 1996, 1997 AND 1998, WITH CALENDAR YEARS ENDED DECEMBER 31ST. THE RESULTS ARE 3.52% FOR 1994, 32.64% FOR 1995, 14.06% FOR 1996, 17.54% FOR
1997 AND NO RESULT FOR 1998, AS THE YEAR HAS NOT ENDED.]




AVG. ANNUAL TOTAL RETURNS
(FOR PERIODS ENDED 12/31/98)  1 YEAR         5 YEARS   SINCE INCEPTION
                                                        ON 10/12/93

CLASS A SHARES                XX.XX%         XX.XX%    XX.XX%
----------------------------  -------------  --------  ----------
INDICES:
----------------------------
    INTERMED. BOND INDEX      XX.XX%         XX.XX%    XX.XX%
                              -------------  --------  ---------
  50%-50% BLENDED INDEX       XX.XX%         XX.XX%    XX.XX%
                              -------------  --------  ---------

QUARTERLY RETURNS
HIGHEST:                      XX.XX% IN XX QUARTER 19XX
                              --------------------------
 LOWEST:                      XX.XX% IN XX QUARTER 19XX
----------------------------  --------------------------




PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE SERIES WILL PERFORM IN THE FUTURE.

GOALS AND STRATEGIES

BLENDED ASSET SERIES II

PRINCIPAL RISKS OF INVESTING IN THE SERIES

BECAUSE THE SERIES INVESTS IN BOTH STOCKS AND BONDS, THE VALUE OF YOUR INVESTMENT WILL FLUCTUATE IN RESPONSE TO STOCK MARKET MOVEMENTS AND CHANGES IN INTEREST RATES. THIS MEANS THAT YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE SERIES OR THE SERIES COULD UNDERPERFORM IF ANY OF THE FOLLOWING OCCURS:
     U.S. AND/OR FOREIGN STOCK MARKETS DECLINE.
       AN ADVERSE EVENT, SUCH AS AN UNFAVORABLE EARNINGS REPORT, DEPRESSES THE VALUE OF A PARTICULAR COMPANY'S STOCK.
      INTEREST RATES GO UP, WHICH WILL MAKE BOND PRICES GO DOWN AND REDUCE THE VALUE OF THE SERIES' BOND PORTFOLIO.
        THE ISSUER OF A BOND OWNED BY THE SERIES DEFAULTS ON ITS OBLIGATION TO PAY PRINCIPAL AND/OR INTEREST OR HAS ITS CREDIT RATING DOWNGRADED. THIS RISK IS HIGHER FOR LOWER QUALITY BONDS.

BECAUSE THE SERIES MAY INVEST IN U.S. DOLLAR DENOMINATED SECURITIES OF FOREIGN ISSUERS, THE VALUE OF YOUR INVESTMENT MAY DECLINE IF PRICES OF FOREIGN
SECURITIES GO DOWN BECAUSE OF FOREIGN GOVERNMENT ACTIONS, POLITICAL INSTABILITY OR THE MORE LIMITED AVAILABILITY OF ACCURATE INFORMATION ABOUT FOREIGN COMPANIES. THESE RISKS MAY BE MORE SEVERE FOR SECURITIES OF ISSUERS IN EMERGING MARKETS.

THE VALUE OF YOUR INVESTMENT MAY ALSO DECLINE IF THE ADVISOR'S JUDGMENTS ABOUT THE ATTRACTIVENESS, RELATIVE VALUE OR POTENTIAL APPRECIATION OF A PARTICULAR SECTOR, SECURITY, COUNTRY OR HEDGING STRATEGY PROVE TO BE INCORRECT.

FEES AND EXPENSES OF THE SERIES

SINCE NO CLASS B, C, D OR E SHARES WERE OUTSTANDING DURING THE PAST YEAR, OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

THIS TABLE DESCRIBES THE FEES AND EXPENSES YOU MAY PAY IF YOU INVEST IN SHARES OF THE SERIES.



FOR THE YEAR ENDED 10/31/98             CLASS B   CLASS C   CLASS D  CLASS E

SHAREHOLDER FEES(PAID
DIRECTLY FROM YOUR INVESTMENT)          NONE      NONE      NONE     NONE
----------------------------------     -------   ------   -------   --------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM
ASSETS OF THE SERIES)
------------------------------------
MANAGEMENT FEE                          1.00%     1.00%     1.00%     1.00%
                                        ------  --------  --------  --------
DISTRIBUTION AND SERVICE                1.00%     0.75%     0.50%     0.25%
                                       --------  --------  --------  --------
(RULE 12B-1) FEES
OTHER EXPENSES                          0.15%     0.15%     0.15%     0.15%
                                       --------  --------  --------  --------
TOTAL ANNUAL FUND OPERATING EXPENSES    2.15%     1.90%     1.65%     1.40%
------------------------------------  --------  --------  --------  --------




THE ADVISOR HAS AGREED TO LIMIT OPERATING EXPENSES, EXCLUDING DISTRIBUTION AND SERVICE (RULE 12B-1) FEES, AT 1.20%. THE ADVISOR MAY CHANGE OR ELIMINATE THESE EXPENSE LIMITS AT ANY TIME.

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE SERIES WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

THE EXAMPLE ASSUMES THAT:
     YOU INVEST $10,000 FOR THE PERIODS SHOWN
     YOU REDEEM AT THE END OF EACH PERIOD
     THE FUND'S OPERATING EXPENSES REMAIN THE SAME
     YOUR INVESTMENT HAS A 5% RETURN EACH YEAR

ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, UNDER THESE ASSUMPTIONS YOUR COSTS WOULD BE AFTER:



         CLASS B   CLASS C   CLASS D   CLASS E

1 YEAR   $218      $193      $ 168     $ 143
-------  ----      ----      --------  --------
3 YEARS  $673      $597      $ 520     $ 443
-------  ----      ----      --------  --------




GOALS AND STRATEGIES

MAXIMUM HORIZON SERIES

INVESTMENT GOALS

LONG-TERM GROWTH OF CAPITAL.

KEY INVESTMENTS AND STRATEGIES

THE SERIES INVESTS PRIMARILY IN COMMON STOCKS, BUT MAY INVEST TO A LIMITED EXTENT IN FIXED INCOME SECURITIES OF THE U.S. GOVERNMENT AND U.S. COMPANIES. THE SERIES MAY ALSO INVEST IN ADRS AND OTHER U.S. DOLLAR DENOMINATED SECURITIES OF FOREIGN ISSUERS, INCLUDING THOSE IN EMERGING MARKETS. THE ADVISOR SEEKS TO GENERATE THE HIGH LEVEL OF LONG-TERM CAPITAL GROWTH TYPICALLY ASSOCIATED WITH AN INVESTMENT IN THE GENERAL STOCK MARKET FOR THIS PORTFOLIO.

THE PIE CHARTS BELOW DEMONSTRATE HOW THE MAKE UP OF THE PORTFOLIO HAS VARIED IN THE PAST. DEPENDING ON THE ADVISOR'S VIEW OF CURRENT OR ANTICIPATED MARKET TRENDS, HOWEVER, THE SERIES' MAKE UP MAY VARY FROM THESE HISTORICAL HIGH AND LOW STOCK EXPOSURES.


HISTORICAL HIGH & LOW STOCK EXPOSURES FROM 6/30/96 THROUGH 9/30/98:

[TWO  PIE  CHARTS,  HIGH ON THE LEFT AND LOW ON THE RIGHT, REFLECTING THE PAST
HIGH AND LOW STOCK EXPOSURES DURING THE PERIOD 6/30/96 THROUGH 9/30/98. THE RESULTS IN THE HIGH CHART SHOW BONDS AT 2.2%, CASH AT 2.3% AND STOCKS AT 95.5%. THE RESULTS IN THE LOW CHART SHOW BONDS AT 27.3%, STOCKS AT 72.7% AND CASH NOT REPRESENTED, AS IT WAS 0.00%.]

SUMMARY OF PAST PERFORMANCE


THE BAR CHART AND TOTAL RETURN TABLE INDICATE THE RISKS OF INVESTING IN THE CLASS A SHARES OF THE SERIES. NO CLASS B, C, D OR E SHARES WERE OUTSTANDING DURING THE PAST YEAR. CLASS B, C, D AND E SHARES WOULD HAVE DIFFERENT PERFORMANCE DUE TO THEIR DIFFERENT EXPENSES. THE BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE CLASS A SHARES OF THE SERIES FOR EACH FULL CALENDAR YEAR SINCE ITS INCEPTION. THE TOTAL RETURN TABLE SHOWS HOW THE AVERAGE ANNUAL TOTAL RETURNS FOR THE CLASS A SHARES FOR DIFFERENT CALENDAR PERIODS COMPARE TO THOSE OF THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX. SINCE THE SERIES' ASSET ALLOCATION WILL VARY OVER TIME, THE SERIES' PORTFOLIO MAY NOT MATCH THE BENCHMARK'S PORTFOLIO AT ANY GIVEN TIME.

THE LEHMAN BROTHERS INTERMEDIATE BOND INDEX IS AN UNMANAGED INDEX OF CORPORATE AND GOVERNMENT BONDS WITH MATURIES RANGING FROM ONE TO TEN YEARS.

THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS AN UNMANAGED INDEX OF INVESTMENT GRADE BONDS AND MORTGAGE-BACKED SECURITIES WITH MATURITIES OF AT LEAST ONE YEAR.

THE S&P 500 INDEX IS AN UNMANAGED INDEX OF COMMON STOCKS.

[BAR CHART SHOWING THE PERCENT TOTAL RETURN FOR THE MAXIMUM HORIZON SERIES FOR 1996, 1997 AND 1998, WITH CALENDAR YEARS ENDED DECEMBER 31ST. THE RESULTS ARE 17.57% FOR 1996, 20.39% FOR 1997 AND NO RESULT FOR 1998, AS THE YEAR HAS NOT ENDED.]



AVG. ANNUAL TOTAL RETURNS
(FOR PERIODS ENDED 12/31/98)  1 YEAR           SINCE INCEPTION ON 11/1/95

CLASS A SHARES                XX.XX%           XX.XX%
----------------------------  ---------------  -------
S&P 500 INDEX                 XX.XX%           XX.XX%
----------------------------  ---------------  -------

QUARTERLY RETURNS
HIGHEST:                      XX.XX% IN XX QUARTER 19XX
                              --------------------------
 LOWEST:                      XX.XX% IN XX QUARTER 19XX
----------------------------  --------------------------




PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE SERIES WILL PERFORM IN THE FUTURE.

GOALS AND STRATEGIES

MAXIMUM HORIZON SERIES

PRINCIPAL RISKS OF INVESTING IN THE SERIES

AS WITH ANY GROWTH FUND, THE VALUE OF YOUR INVESTMENT WILL FLUCTUATE IN RESPONSE TO STOCK MARKET MOVEMENTS. THIS MEANS THAT YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE SERIES OR THE SERIES COULD UNDERPERFORM IF ANY OF THE FOLLOWING OCCURS:

U.S. AND/OR FOREIGN STOCK MARKETS DECLINE.
AN  ADVERSE EVENT, SUCH AS AN UNFAVORABLE EARNINGS REPORT, DEPRESSES THE VALUE
   OF A PARTICULAR COMPANY'S STOCK.

BECAUSE THE SERIES MAY ALSO INVEST IN BONDS AND U.S. DOLLAR DENOMINATED SECURITIES OF FOREIGN ISSUERS, THE SERIES CARRIES ADDITIONAL RISKS. IF INTEREST RATES GO UP, BOND PRICES WILL GENERALLY GO DOWN AND REDUCE THE VALUE OF THE SERIES' BOND PORTFOLIO. PRICES OF FOREIGN SECURITIES MAY GO DOWN BECAUSE OF FOREIGN GOVERNMENT ACTIONS, POLITICAL INSTABILITY OR THE MORE LIMITED AVAILABILITY OF ACCURATE INFORMATION ABOUT FOREIGN COMPANIES. THESE RISKS MAY BE MORE SEVERE FOR SECURITIES OF ISSUERS IN EMERGING MARKETS.

THE VALUE OF YOUR INVESTMENT MAY ALSO DECLINE IF THE ADVISOR'S JUDGMENTS ABOUT THE ATTRACTIVENESS, RELATIVE VALUE AND POTENTIAL APPRECIATION OF A PARTICULAR SECURITY OR STRATEGY PROVE TO BE INCORRECT.

FEES AND EXPENSES OF THE SERIES
SINCE NO CLASS B, C, D OR E SHARES WERE OUTSTANDING DURING THE PAST YEAR, OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

THIS TABLE DESCRIBES THE FEES AND EXPENSES YOU MAY PAY IF YOU INVEST IN SHARES OF THE SERIES.



FOR THE YEAR ENDED 10/31/98                   CLASS B CLASS C CLASS D CLASS E

SHAREHOLDER FEES (PAID DIRECTLY
FROM YOUR INVESTMENT)                         NONE    NONE    NONE    NONE

----------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT
ARE DEDUCTED FROM ASSETS OF THE SERIES)
-----------------------------------------------
MANAGEMENT FEE                                1.00%  1.00%     1.00%     1.00%
                                              -----  -----  --------  --------
DISTRIBUTION AND SERVICE                     1.00%  0.75%     0.50%     0.25%
                                              -----  -----  --------  --------
(RULE 12B-1) FEES
OTHER EXPENSES                               0.32%  0.32%     0.32%     0.32%
                                             -----  -----  --------  --------
TOTAL ANNUAL FUND OPERATING EXPENSES         2.32%  2.07%     1.82%     1.57%
                                              -----  -----  --------  --------
BECAUSE THE ADVISOR HAS AGREED TO LIMIT OPERATING EXPENSES,
ACTUAL EXPENSES WOULD HAVE BEEN:
-----------------------------------------------------------
MANAGEMENT FEE                               0.88%  0.88%     0.88%     0.88%
-------------------------------------------  -----  -----  --------  --------
DISTRIBUTION AND SERVICE                     1.00%  0.75%     0.50%     0.25%
                                             -----  -----  --------  --------
(RULE 12B-1) FEES
OTHER EXPENSES                               0.32%  0.32%     0.32%     0.32%
                                             -----  -----  --------  --------
TOTAL ANNUAL FUND OPERATING EXPENSES         2.20%  1.95%     1.70%     1.45%
                                             -----  -----  --------  --------

THE ADVISOR MAY CHANGE OR ELIMINATE THESE EXPENSE LIMITS AT ANY TIME.
--------------------------------------------------------------------


THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE SERIES WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.
THE EXAMPLE ASSUMES THAT:
     YOU INVEST $10,000 FOR THE PERIODS SHOWN
     YOU REDEEM AT THE END OF EACH PERIOD
     THE FUND'S OPERATING EXPENSES REMAIN THE SAME
     YOUR INVESTMENT HAS A 5% RETURN EACH YEAR

ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, UNDER THESE ASSUMPTIONS YOUR COSTS WOULD BE AFTER:



                                           CLASS B  CLASS C  CLASS D CLASS E
1 YEAR                                     $235     $210     $185    $160
-----------------------------------------  ----     ----     ----    -----
3 YEARS                                    $724     $649     $573    $496
-----------------------------------------  ----     ----     ----    -----
WITH EXPENSE LIMITS, YOUR COSTS WOULD BE:
-----------------------------------------
1 YEAR                                     $223     $198     $173    $148
-----------------------------------------  ----     ----     ----    ----
3 YEARS                                    $688     $612     $536    $459
-----------------------------------------  ----     ----     ----    ----




MORE ABOUT THE SERIES' INVESTMENTS

PRINCIPAL INVESTMENTS
    EQUITY    EACH  SERIES MAY INVEST IN EQUITY SECURITIES OF U.S. AND FOREIGN
COMPANIES.    THESE  INCLUDE EXCHANGE-TRADED AND OVER-THE-COUNTER (OTC) COMMON
AND  PREFERRED  STOCKS,  WARRANTS,  RIGHTS, CONVERTIBLE DEBT SECURITIES, TRUST
CERTIFICATES, PARTNERSHIP INTERESTS AND EQUITY PARTICIPATIONS.

    FIXED  INCOME    EACH  SERIES MAY INVEST IN FIXED INCOME SECURITIES OF ANY
MATURITY  OR  DURATION.  THESE SECURITIES MAY BE ISSUED BY THE U.S. GOVERNMENT
OR  ANY  OF  ITS AGENCIES, FOREIGN GOVERNMENTS, SUPRANATIONAL ENTITIES SUCH AS
THE WORLD BANK, AND U.S. AND FOREIGN COMPANIES.

INVESTMENTS  IN  FIXED  INCOME  SECURITIES MAY HAVE ALL TYPES OF INTEREST RATE
PAYMENT  AND  RESET  TERMS  AND  MAY INCLUDE MORTGAGE-BACKED, ASSET-BACKED AND
DERIVATIVE  SECURITIES.    EACH  SERIES  INVESTS PRIMARILY IN INVESTMENT GRADE
SECURITIES BUT MAY INVEST UP TO 20% OF ASSETS IN LOWER QUALITY BONDS, COMMONLY
KNOWN  AS  "JUNK  BONDS."  THESE BONDS ARE CONSIDERED SPECULATIVE BECAUSE THEY
HAVE  A HIGHER RISK OF ISSUER DEFAULT, ARE SUBJECT TO GREATER PRICE VOLATILITY
AND MAY BE ILLIQUID.

DERIVATIVE CONTRACTS
A  DERIVATIVE CONTRACT WILL OBLIGATE OR ENTITLE A SERIES TO DELIVER OR RECEIVE
AN  ASSET  OR  A  CASH  PAYMENT  THAT  IS  BASED  ON  THE CHANGE IN VALUE OF A
DESIGNATED  SECURITY, INDEX OR CURRENCY.  THE SERIES MAY, BUT ARE NOT REQUIRED
TO, USE DERIVATIVE CONTRACTS FOR ANY OF THE FOLLOWING PURPOSES:

    TO HEDGE AGAINST ADVERSE CHANGES IN THE MARKET VALUE OF SECURITIES HELD BY
OR  TO  BE  BOUGHT  FOR  A  SERIES.    THESE CHANGES MAY BE CAUSED BY CHANGING
INTEREST RATES OR STOCK MARKET PRICES.

  AS A SUBSTITUTE FOR PURCHASING OR SELLING SECURITIES.

  TO SHORTEN OR LENGTHEN THE EFFECTIVE MATURITY OR DURATION OF A SERIES' FIXED
INCOME PORTFOLIO.

    IN  NON-HEDGING  SITUATIONS,  TO ATTEMPT TO PROFIT FROM ANTICIPATED MARKET
DEVELOPMENTS.

COUNTERPARTIES  TO  OTC DERIVATIVE CONTRACTS PRESENT THE SAME TYPES OF DEFAULT
RISK AS ISSUERS OF FIXED INCOME SECURITIES.

ADDITIONAL INVESTMENT RISKS
    EXTENSION RISK  AS INTEREST RATES INCREASE, SLOWER THAN EXPECTED PRINCIPAL
PAYMENTS  MAY  EXTEND  THE AVERAGE LIFE OF FIXED INCOME SECURITIES, LOCKING IN
BELOW-MARKET INTEREST RATES AND REDUCING THE VALUE OF THESE SECURITIES.

  PREPAYMENT  OR  CALL  RISK.  AS INTEREST RATES DECLINE, THE ISSUERS OF FIXED
INCOME  SECURITIES  HELD  BY  THE  SERIES  MAY  PREPAY  PRINCIPAL EARLIER THAN
SCHEDULED, FORCING THE SERIES TO REINVEST IN LOWER YIELDING SECURITIES.

    CORRELATION  RISK   CHANGES IN THE VALUE OF  DERIVATIVE CONTRACTS OR OTHER
HEDGING  INSTRUMENTS MAY NOT MATCH OR FULLY OFFSET CHANGES IN THE VALUE OF THE
HEDGED PORTFOLIO SECURITIES.


DEFENSIVE INVESTING
EACH  SERIES  MAY  DEPART  FROM  ITS PRINCIPAL INVESTMENT STRATEGIES BY TAKING
TEMPORARY  DEFENSIVE  POSITIONS  IN  RESPONSE  TO  ADVERSE MARKET, ECONOMIC OR
POLITICAL  CONDITIONS.    IF A SERIES TAKES A TEMPORARY DEFENSIVE POSITION, IT
MAY BE UNABLE TO ACHIEVE ITS INVESTMENT GOALS.

THE SERIES' INVESTMENT GOALS
THE  SERIES'  BOARD  OF  DIRECTORS  MAY  CHANGE  EACH SERIES' INVESTMENT GOALS
(DESCRIBED  ABOVE    UNDER ABOVE "GOALS AND STRATEGIES") WITHOUT OBTAINING THE
APPROVAL OF THE SERIES' SHAREHOLDERS.  A SERIES MIGHT NOT SUCCEED IN ACHIEVING
ITS GOALS.

THE ADVISOR

THE ADVISOR
EACH  SERIES'  ADVISOR  IS  EXETER  ASSET  MANAGEMENT, A DIVISION OF MANNING &
NAPIER  ADVISORS,  INC.,  1100  CHASE  SQUARE, ROCHESTER, NEW YORK 14604.  THE
ADVISOR  IS  RESPONSIBLE  FOR  THE  DAY-TO-DAY  OPERATIONS  OF  THE SERIES AND
GENERALLY  IS  RESPONSIBLE  FOR  SUPERVISION  OF  THE SERIES' OVERALL BUSINESS
AFFAIRS, SERVICE PROVIDERS AND OFFICERS.

A  TEAM  MADE  UP  OF  INVESTMENT  PROFESSIONALS  AND ANALYSTS EMPLOYED BY THE
ADVISOR MAKES ALL OF THE SERIES' INVESTMENT DECISIONS.

MANAGEMENT FEES
IN  RETURN FOR THE SERVICES IT PROVIDES TO EACH SERIES, THE ADVISOR RECEIVES A
MANAGEMENT  FEE,  WHICH IS COMPUTED DAILY AND PAYABLE MONTHLY BY THE SERIES AS
DESCRIBED BELOW.

THE  ADVISOR  HAS  AGREED  TO  LIMIT  THE  SERIES'  MANAGEMENT  FEES AND OTHER
EXPENSES.  THESE LIMITATIONS ARE TEMPORARY AND MAY BE CHANGED AT ANY TIME.

ANNUAL MANAGEMENT FEES (AS A PERCENTAGE OF DAILY NET ASSETS)




SERIES                   CONTRACTUAL MANAGEMENT FEE

DEFENSIVE SERIES                               0.80%
-----------------------  ---------------------------
BLENDED ASSET SERIES I                         1.00%
-----------------------  ---------------------------
BLENDED ASSET SERIES II                        1.00%
                         ---------------------------
MAXIMUM HORIZON SERIES                         1.00%
-----------------------  ---------------------------




THE DISTRIBUTOR

THE DISTRIBUTOR OF THE SERIES' SHARES IS MANNING & NAPIER INVESTOR SERVICES, INC. CLASS B, C, D AND E SHARES ARE OFFERED ONLY THROUGH A FINANCIAL INTERMEDIARY. FINANCIAL INTERMEDIARIES INCLUDE FINANCIAL PLANNERS, INVESTMENT ADVISERS, BROKER-DEALERS OR OTHER FINANCIAL INSTITUTIONS WITH AN AGREEMENT WITH THE DISTRIBUTOR. YOU MAY ONLY PURCHASE THAT CLASS OF SHARES WHICH YOUR FINANCIAL INTERMEDIARY SELLS OR SERVICES.

CLASS B SHARES ARE ONLY AVAILABLE THROUGH BROKER-DEALERS WHO MAINTAIN AN OMNIBUS ACCOUNT WITH THE DISTRIBUTOR ON BEHALF OF INVESTORS. CLASS C SHARES ARE AVAILABLE ONLY THROUGH FINANCIAL INTERMEDIARIES WHO ETABLISH INDIVIDUAL SHAREHOLDER ACCOUNTS WITH THE FUND IN THE NAME OF INVESTORS OR MAINTAIN CERTAIN TYPES OF OMNIBUS ACCOUNTS WITH THE DISTRIBUTOR. CLASS E SHARES ARE ONLY AVAILABLE THROUGH FINANCIAL INTERMEDIARIES WHO PROVIDE CERTAIN SHAREHOLDER SERVICES TO THE FUND. CLASS D SHARES ARE NOT CURRENTLY AVAILABLE.
  YOUR FINANCIAL INTERMEDIARY CAN TELL YOU WHICH CLASS OF SHARES IS AVAILABLE THROUGH THE INTERMEDIARY.

DISTRIBUTION PLANS

THE FUND HAS ADOPTED RULE 12B-1 DISTRIBUTION PLANS FOR THE CLASS B, C, D AND E SHARES OF EACH SERIES. UNDER THE PLANS, THE CLASS B, C, D AND E SHARES PAY DISTRIBUTION AND/OR SERVICE FEES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS) EQUAL TO: 1.00%, 0.75%, 0.50%, AND 0.25%, RESPECTIVELY. THESE FEES ARE AN ONGOING EXPENSE AND OVER TIME MAY COST YOU MORE THAN OTHER TYPES OF SALES CHARGES.

HOW TO BUY AND HOW TO REDEEM SHARES

HOW TO BUY SHARES
CLASS  B,  C,  D  OR  E  SHARES  ARE  ONLY  AVAILABLE  THROUGH  YOUR FINANCIAL
INTERMEDIARY. YOU MAY BE SUBJECT TO INITIAL AND SUBSEQUENT MINIMUMS ESTABLISHED BY YOUR FINANCIAL INTERMEDIARY FOR THE PURCHASE OF SHARES. EACH SERIES RESERVES THE RIGHT TO REJECT PURCHASE ORDERS OR TO STOP OFFERING ITS SHARES WITHOUT NOTICE TO SHAREHOLDERS.

THE SERIES' DISTRIBUTOR IMPOSES NO SALES CHARGE ON PURCHASES AND REDEMPTIONS OF SHARES OF A SERIES. HOWEVER, YOUR FINANCIAL INTERMEDIARY MAY CHARGE YOU A TRANSACTION FEE ON PURCHASES AND REDEMPTIONS.

THROUGH THE FUND
BY MAIL
IF YOUR FINANCIAL INTERMEDIARY DOES NOT PROVIDE ACCOUNT MAINTENANCE SERVICES, CONTACT THE FUND TO PURCHASE SHARES.

OPENING AN ACCOUNT
        SEND A CHECK PAYABLE TO EXETER FUND, INC., WITH THE COMPLETED ORIGINAL ACCOUNT APPLICATION. THE ADDRESS IS:
EXETER FUND, INC.
P.O. BOX 41118
ROCHESTER, NY  14604
     TO REQUEST AN ACCOUNT APPLICATION, CALL THE FUND AT 1-800-466-3863.

ADDING TO AN ACCOUNT
BY WIRE
         SEND A CHECK PAYABLE TO EXETER FUND, INC. AND A LETTER OF INSTRUCTION WITH THE NAME OF THE SERIES TO BE PURCHASED AND THE ACCOUNT NAME AND NUMBER.

OPENING OR ADDING TO AN ACCOUNT
       AFTER THE FUND HAS RECEIVED YOUR COMPLETED ACCOUNT APPLICATION, YOU MAY WIRE FUNDS TO OPEN OR ADD SHARES TO YOUR ACCOUNT. BEFORE SENDING A WIRE,
 CALL 1-800-466-3863 FOR WIRE INSTRUCTIONS.

THROUGH THE AUTOMATIC INVESTMENT PLAN

YOU MAY PARTICIPATE IN THE AUTOMATIC INVESTMENT PLAN BY COMPLETING THE APPLICABLE SECTION OF THE ACCOUNT APPLICATION OR CONTACTING YOUR FINANCIAL INTERMEDIARY OR THE FUND. THROUGH THE PLAN, YOU CAN AUTHORIZE TRANSFERS OF A SPECIFIED AMOUNT FROM YOUR BANK ACCOUNT INTO THE SERIES ON A REGULAR BASIS. THE MINIMUM AMOUNT OF EACH INVESTMENT IS $25. IF YOU HAVE INSUFFICIENT FUNDS IN YOUR ACCOUNT TO COMPLETE A TRANSFER, YOUR BANK MAY CHARGE YOU A FEE.

HOW TO REDEEM SHARES

THROUGH THE FUND
BY MAIL
IF YOUR FINANCIAL INTERMEDIARY PROVIDES ACCOUNT MAINTENANCE SERVICES, CONTACT YOUR FINANCIAL INTERMEDIARY TO REDEEM SHARES. IF NOT:
      SEND A LETTER OF INSTRUCTION TO EXETER FUND, INC., AT THE ADDRESS ABOVE, SIGNED BY EACH REGISTERED ACCOUNT OWNER.
        STATE THE NAME OF THE SERIES, THE CLASS AND NUMBER OF SHARES OR DOLLAR AMOUNT TO BE SOLD.
     PROVIDE THE ACCOUNT NUMBER.
     SIGNATURE GUARANTEES MAY BE REQUIRED.
     ADDITIONAL DOCUMENTATION MAY BE REQUIRED (CALL THE FUND FOR DETAILS).

EACH SERIES MAY POSTPONE PAYMENT OF REDEMPTION PROCEEDS FOR UP TO SEVEN DAYS, OR SUSPEND REDEMPTIONS TO THE EXTENT PERMITTED BY LAW. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK, YOUR REDEMPTION PROCEEDS WILL NOT BE SENT TO YOU FOR 15 DAYS.

HOW TO EXCHANGE SHARES

MORE ABOUT PURCHASES AND REDEMPTIONS

ALL ORDERS TO PURCHASE OR REDEEM SHARES ACCEPTED BY THE DISTRIBUTOR, TRANSFER AGENT OR OTHER AGENT BEFORE THE CLOSE OF TRADING ON THE NEW YORK STOCK EXCHANGE (NYSE) WILL BE EXECUTED AT THAT DAY'S SHARE PRICE. ORDERS ACCEPTED AFTER THAT DAY'S CLOSE WILL BE EXECUTED AT THE NEXT BUSINESS DAY'S PRICE. ALL ORDERS MUST INCLUDE THE REQUIRED DOCUMENTATION AND SIGNATURES, AND ALL PURCHASE ORDERS MUST BE ACCOMPANIED BY PROPER PAYMENT.

THE FUND HAS AUTHORIZED SEVERAL FINANCIAL INTERMEDIARIES TO ACCEPT PURCHASE AND REDEMPTION ORDERS ON ITS BEHALF, AND THESE INTERMEDIARIES ARE AUTHORIZED TO DESIGNATE OTHER INTERMEDIARIES TO ACCEPT PURCHASE AND REDEMPTION ORDERS ON THE FUND'S BEHALF. THE FUND WILL BE DEEMED TO HAVE RECEIVED AN ORDER WHEN AN AUTHORIZED FINANCIAL INTERMEDIARY OR ITS AUTHORIZED DESIGNEEE ACCEPTS THE ORDER, AND ORDERS PLACED WITH AN AUTHORIZED FINANCIAL INTERMEDIARY WILL BE PROCESSED AT THE SHARE PRICE OF THE APPLICABLE SERIES NEXT COMPUTED AFTER THEY ARE ACCEPTED BY THE FINANCIAL INTERMEDIARY OR ITS DESIGNEE.

HOW TO EXCHANGE SHARES

YOU MAY EXCHANGE SHARES OF A SERIES FOR THE SAME CLASS OF SHARES OF ANY OTHER SERIES OF EXETER FUND, IF THE REGISTRATION OF BOTH ACCOUNTS IS IDENTICAL. IF RECEIVED WITH PROPER DOCUMENTATION BEFORE THE CLOSE OF TRADING ON THE NYSE, EXCHANGE REQUESTS WILL BE EXECUTED AT THAT DAY'S SHARE PRICES. OTHERWISE, THEY WILL BE EXECUTED AT THE PRICES DETERMINED ON THE NEXT BUSINESS DAY AFTER RECEIPT WITH PROPER DOCUMENTATION.

THE MINIMUM EXCHANGE AMOUNT IS $1,000 (OR ALL THE SHARES IN YOUR ACCOUNT, IF LESS THAN $1,000). YOU MAY EXCHANGE UP TO 4 TIMES DURING ANY 12-MONTH PERIOD WITHOUT PAYING A SALES CHARGE OR ANY OTHER FEE. FOR ANY ADDITIONAL EXCHANGES, YOU MAY BE CHARGED $15 PER EXCHANGE. A SERIES MAY REFUSE ANY EXCHANGE ORDER AND MAY ALTER, LIMIT OR SUSPEND ITS EXCHANGE PRIVILEGE ON 60 DAYS' NOTICE. AN EXCHANGE INVOLVES A TAXABLE REDEMPTION OF SHARES SURRENDERED IN THE EXCHANGE.

THROUGH THE FUND

IF YOUR FINANCIAL INTERMEDIARY DOES NOT PROVIDE ACCOUNT MAINTENANCE SERVICES, CONTACT THE FUND TO EXCHANGE SHARES.
     BY MAIL
         SEND A LETTER OF INSTRUCTION TO EXETER FUND, INC., AT P.O. BOX 41118, ROCHESTER, NY 14604, SIGNED BY EACH REGISTERED ACCOUNT OWNER, EXACTLY AS
 YOUR NAMES APPEAR ON THE ACCOUNT REGISTRATION.
          PROVIDE THE NAME OF THE CURRENT SERIES, CLASS OF SHARES, SERIES TO EXCHANGE INTO AND DOLLAR AMOUNT TO BE EXCHANGED.
     PROVIDE BOTH ACCOUNT NUMBERS.

     BY TELEPHONE
          UNLESS YOU HAVE DECLINED TELEPHONE PRIVILEGES, CALL THE FUND AT 1-800-466-3863.
          PROVIDE THE NAME OF THE CURRENT SERIES, CLASS OF SHARES, SERIES TO EXCHANGE INTO AND DOLLAR AMOUNT TO BE EXCHANGED.
     PROVIDE BOTH ACCOUNT NUMBERS.
       THE FUND MAY ASK FOR IDENTIFICATION, AND ALL TELEPHONE TRANSACTIONS ARE RECORDED.

INVESTMENT AND ACCOUNT INFORMATION

ACCOUNTS WITH LOW BALANCES

IF YOUR ACCOUNT FALLS BELOW $1,000 DUE TO THE REDEMPTION OF SHARES, THE FUND MAY ASK YOU TO BRING YOUR ACCOUNT UP TO THE MINIMUM REQUIREMENT. IF YOUR ACCOUNT IS STILL BELOW

$1,000 AFTER 60 DAYS, THE FUND MAY CLOSE YOUR ACCOUNT AND SEND YOU THE REDEMPTION PROCEEDS.

IN-KIND PURCHASES AND REDEMPTIONS

SECURITIES YOU OWN MAY BE USED TO PURCHASE SHARES OF A SERIES. THE ADVISOR WILL DETERMINE IF ACQUIRING THE SECURITIES IS CONSISTENT WITH THE SERIES' GOALS AND POLICIES. IF ACCEPTED, THE SECURITIES WILL BE VALUED THE SAME WAY THE
SERIES VALUES SECURITIES IT ALREADY OWNS.

A  SERIES  MAY  MAKE  PAYMENT  FOR  SHARES  IN  PART  BY  GIVING YOU PORTFOLIO
SECURITIES.    AS  A  REDEEMING SHAREHOLDER, YOU WILL PAY TRANSACTION COSTS TO
DISPOSE OF THESE SECURITIES.

SIGNATURE GUARANTEES

A SIGNATURE GUARANTEE MAY BE REQUIRED FOR ANY WRITTEN REQUEST TO SELL SHARES, OR TO CHANGE THE ACCOUNT REGISTRATION.

THE TRANSFER AGENT WILL ACCEPT SIGNATURE GUARANTEES FROM:

     MEMBERS OF THE STAMP PROGRAM OR THE NYSE'S MEDALLION SIGNATURE PROGRAM. A BROKER OR SECURITIES DEALER.
     A FEDERAL SAVINGS, COOPERATIVE OR OTHER TYPE OF BANK.
     A SAVINGS AND LOAN OR OTHER THRIFT INSTITUTION.
     A CREDIT UNION.
     A SECURITIES EXCHANGE OR CLEARING AGENCY.

A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

VALUATION OF SHARES

EACH SERIES OFFERS ITS SHARES AT THE NET ASSET VALUE (NAV) PER SHARE OF THE SERIES. NAV IS CALCULATED SEPARATELY FOR EACH CLASS OF SHARES. EACH SERIES CALCULATES ITS NAV ONCE DAILY AS OF THE CLOSE OF REGULAR TRADING ON THE NEW YORK STOCK EXCHANGE (GENERALLY AT 4:00 P.M., NEW YORK TIME) ON EACH DAY THE EXCHANGE IS OPEN. IF THE EXCHANGE CLOSES EARLY, THE SERIES WILL ACCELERATE THE CALCULATION OF NAV AND TRANSACTION DEADLINES TO THAT TIME.

EACH SERIES VALUES THE SECURITIES IN ITS PORTFOLIO ON THE BASIS OF MARKET QUOTATIONS AND VALUATIONS PROVIDED BY INDEPENDENT PRICING SERVICES. IF
QUOTATIONS  ARE  NOT  READILY  AVAILABLE,  OR THE VALUE OF A SECURITY HAS BEEN
MATERIALLY AFFECTED BY EVENTS OCCURRING AFTER THE CLOSING OF A FOREIGN EXCHANGE, EACH SERIES VALUES ITS ASSETS BY A METHOD THAT THE DIRECTORS BELIEVE ACCURATELY REFLECTS FAIR VALUE. A SERIES THAT USES FAIR VALUE TO PRICE SECURITIES MAY VALUE THOSE SECURITIES HIGHER OR LOWER THAN ANOTHER SERIES THAT USES MARKET QUOTATIONS TO PRICE THE SAME SECURITIES.

YEAR 2000 ISSUE

INFORMATION TECHNOLOGY EXPERTS ARE CONCERNED ABOUT COMPUTER SYSTEMS' ABILITY TO PROCESS DATE-RELATED INFORMATION ON AND AFTER JANUARY 1, 2000. THIS SITUATION, COMMONLY KNOWN AS THE "YEAR 2000" ISSUE, COULD HAVE AN ADVERSE IMPACT ON THE SERIES. THE ADVISOR, THE TRANSFER AGENT AND THE DISTRIBUTOR ARE ADDRESSING THE YEAR 2000 ISSUE FOR THEIR SYSTEMS. THE SERIES HAVE BEEN INFORMED BY THEIR OTHER SERVICE PROVIDERS THAT THEY ARE TAKING SIMILAR MEASURES. ALTHOUGH THE SERIES DO NOT EXPECT THE YEAR 2000 ISSUE TO ADVERSELY AFFECT THEM, THE SERIES CANNOT GUARANTEE THAT THE EFFORTS OF THE SERIES OR THEIR SERVICE PROVIDERS TO CORRECT THE PROBLEM WILL BE SUCCESSFUL.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

EACH SERIES GENERALLY:

     PAYS DIVIDENDS TWICE A YEAR, IN JUNE AND DECEMBER.

          MAKES CAPITAL GAINS DISTRIBUTIONS, IF ANY, ONCE A YEAR, TYPICALLY IN DECEMBER.

A SERIES MAY PAY ADDITIONAL DISTRIBUTIONS AND DIVIDENDS AT OTHER TIMES IF NECESSARY FOR THE SERIES TO AVOID A FEDERAL TAX.

CAPITAL  GAIN  DISTRIBUTIONS AND DIVIDENDS ARE REINVESTED IN ADDITIONAL SHARES
OF THE SAME CLASS THAT YOU HOLD. ALTERNATIVELY, YOU CAN INSTRUCT YOUR FINANCIAL INTERMEDIARY OR, THE TRANSFER AGENT IN WRITING OR BY TELEPHONE, TO HAVE YOUR CAPITAL GAINS AND/OR DIVIDENDS PAID IN CASH. YOU CAN CHANGE YOUR CHOICE AT ANY TIME TO BE EFFECTIVE AS OF THE NEXT DISTRIBUTION OR DIVIDEND, EXCEPT THAT ANY CHANGE GIVEN TO THE FUND AFTER THE RECORD DATE WILL NOT BE EFFECTIVE UNTIL THE NEXT DISTRIBUTION OR DIVIDEND IS MADE. NO INTEREST WILL ACCRUE ON AMOUNTS REPRESENTED BY UNCASHED DISTRIBUTION OR REDEMPTION CHECKS.

TAXES

TRANSACTION                    FEDERAL TAX STATUS
REDEMPTION OR EXCHANGE OF SHARES     USUALLY TAXABLE AS CAPITAL GAIN OR LOSS;
                                  LONG-TERM ONLY IF SHARES OWNED MORE THAN ONE
YEAR
LONG-TERM CAPITAL GAIN DISTRIBUTIONS     TAXABLE AS LONG-TERM CAPITAL GAIN
SHORT-TERM CAPITAL GAIN DISTRIBUTIONS     TAXABLE AS ORDINARY INCOME
DIVIDENDS                    TAXABLE AS ORDINARY INCOME

IF YOU ARE A TAXABLE INVESTOR, YOU MAY WANT TO AVOID BUYING SHARES WHEN THE SERIES IS ABOUT TO DECLARE A CAPITAL GAIN DISTRIBUTION OR A DIVIDEND, BECAUSE IT WILL BE TAXABLE TO YOU EVEN THOUGH IT MAY ACTUALLY BE A RETURN OF A PORTION OF YOUR INVESTMENT.

AFTER THE END OF EACH YEAR, THE SERIES WILL PROVIDE YOU WITH INFORMATION ABOUT THE DISTRIBUTIONS AND DIVIDENDS THAT YOU RECEIVED AND ANY REDEMPTIONS OF SHARES DURING THE PREVIOUS YEAR. IN CALCULATING YOUR GAIN OR LOSS ON ANY SALE OF SHARES, NOTE THAT YOUR TAX BASIS IN YOUR SHARES IS INCREASED BY THE AMOUNTS
OF  DIVIDENDS  AND  DISTRIBUTIONS  THAT    YOU  HAVE  REINVESTED IN A SERIES.
DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE AS DESCRIBED ABOVE WHETHER RECEIVED IN CASH OR REINVESTED. IF YOU DO NOT PROVIDE THE SERIES WITH YOUR CORRECT
TAXPAYER IDENTIFICATION NUMBER AND ANY REQUIRED CERTIFICATIONS, YOU MAY BE SUBJECT TO BACK-UP WITHHOLDING OF 31% OF YOUR DISTRIBUTIONS, DIVIDENDS AND REDEMPTION PROCEEDS. BECAUSE EACH SHAREHOLDER'S CIRCUMSTANCES ARE DIFFERENT AND SPECIAL TAX RULES MAY APPLY, YOU SHOULD CONSULT WITH YOUR TAX ADVISER ABOUT YOUR INVESTMENT IN THE SERIES AND YOUR RECEIPT OF DIVIDENDS, DISTRIBUTIONS OR REDEMPTION PROCEEDS.

EXETER FUND, INC.
DEFENSIVE SERIES
BLENDED ASSET SERIES I
BLENDED ASSET SERIES II
MAXIMUM HORIZON SERIES

SHAREHOLDER REPORTS AND THE STATEMENT OF ADDITIONAL INFORMATION (SAI). ANNUAL AND SEMIANNUAL REPORTS TO SHAREHOLDERS PROVIDE ADDITIONAL INFORMATION ABOUT EACH SERIES' INVESTMENTS. THESE REPORTS DISCUSS THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED EACH SERIES' PERFORMANCE DURING ITS LAST FISCAL YEAR. THE SAI PROVIDES MORE DETAILED INFORMATION ABOUT EACH SERIES. IT IS INCORPORATED BY REFERENCE INTO THIS COMBINED PROSPECTUS.

HOW TO OBTAIN THESE REPORTS AND ADDITIONAL INFORMATION.

           YOU MAY OBTAIN SHAREHOLDER REPORTS AND THE SAI OR OTHER INFORMATION ABOUT THE FUND WITHOUT CHARGE, BY CALLING 1-800-466-3863 OR SENDING WRITTEN
 REQUESTS TO EXETER FUND, INC., P.O. BOX 41118, ROCHESTER, NEW YORK 14604.

             YOU MAY REVIEW SHAREHOLDER REPORTS, THE PROSPECTUS AND SAI AT THE SECURITIES AND EXCHANGE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. THE SEC CHARGES A FEE FOR THIS SERVICE. INFORMATION ABOUT THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330. YOU CAN GET THE SAME REPORTS AND INFORMATION FREE FROM THE SEC'S INTERNET WEB SITE
 (HTTP://WWW.SEC.GOV).


IF SOMEONE MAKES A STATEMENT THAT IS NOT IN THIS PROSPECTUS ABOUT ANY OF THE SERIES, YOU SHOULD NOT RELY UPON THAT INFORMATION. NEITHER THE SERIES NOR THEIR DISTRIBUTOR IS OFFERING TO SELL SHARES OF THE SERIES TO ANY PERSON TO WHOM THE SERIES MAY NOT LAWFULLY SELL THEIR SHARES.

INVESTMENT COMPANY ACT FILE NO. 811-04087

                                                                        [LOGO]






PROSPECTUS

EXETER FUND, INC.

MARCH 1, 1999

FLEXIBLE YIELD SERIES I

FLEXIBLE YIELD SERIES II

FLEXIBLE YIELD SERIES III




CLASS A SHARES



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED ANY SERIES' SHARES AS AN INVESTMENT OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY STATEMENT TO THE CONTRARY IS A CRIME.

CONTENTS




EXETER ASSET MANAGEMENT IS A DIVISION OF MANNING & NAPIER ADVISORS, INC., WHICH WAS FOUNDED IN 1970 AND MANAGES OVER $7 BILLION FOR INDIVIDUAL AND INSTITUTIONAL INVESTORS.
                                                PAGE
GOALS AND STRATEGIES                            3

FLEXIBLE YIELD SERIES I                         4

FLEXIBLE YIELD SERIES II                        6

FLEXIBLE YIELD SERIES III                       8

MORE ABOUT THE SERIES' INVESTMENTS              10

THE ADVISOR                                     11

HOW TO BUY SHARES                               12

HOW TO EXCHANGE AND HOW TO REDEEM SHARES        13

INVESTMENT AND ACCOUNT INFORMATION              14

DIVIDENDS, DISTRIBUTIONS AND TAXES              15

FINANCIAL HIGHLIGHTS                            16


YOU SHOULD KNOW

AN INVESTMENT IN A SERIES IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

GOALS AND STRATEGIES

WHO MAY WANT TO INVEST

THE SERIES MAY BE APPROPRIATE FOR INVESTORS WHO:
     ARE SEEKING A REGULAR STREAM OF INCOME.
          ARE SEEKING HIGHER POTENTIAL RETURNS THAN MONEY MARKET FUNDS AND ARE WILLING TO ACCEPT MODERATE RISK OF VOLATILITY.
     WANT TO DIVERSIFY THEIR PORTFOLIOS.
       ARE SEEKING A MUTUAL FUND FOR THE INCOME PORTION OF AN ASSET ALLOCATION PORTFOLIO.

INVESTORS SHOULD CHOOSE WHICH SERIES IS RIGHT FOR THEM.

EACH SERIES INVESTS PRIMARILY IN FIXED INCOME SECURITIES. IN GENERAL, THE VALUE OF A FIXED INCOME SECURITY WILL GO DOWN AS INTEREST RATES GO UP AND VICE VERSA. THE SHORTER THE MATURITY OF A FIXED INCOME INVESTMENT, THE LESS ITS VALUE WILL INCREASE OR DECREASE IN RESPONSE TO CHANGES IN INTEREST RATES. THEREFORE, SHORTER MATURITY INVESTMENTS HAVE LESS SENSITIVITY TO INTEREST
RATES  BUT  LESS  POTENTIAL  FOR  CAPITAL  APPRECIATION.    LONGER  MATURITY
INSTRUMENTS TEND TO HAVE GREATER POTENTIAL FOR CAPITAL APPRECIATION BUT MORE VOLATILITY.

IN COMPARING THE GROWTH AND RISK CHARACTERISTICS OF THE THREE FUNDS BELOW, YOU SHOULD NOTE THAT THE AVERAGE MATURITY FOR FLEXIBLE YIELD SERIES II CAN BE
LONGER THAN THAT OF FLEXIBLE YIELD SERIES I. UNDER NORMAL CONDITIONS, THIS WILL RESULT IN LOWER YIELDS FOR FLEXIBLE YIELD SERIES I, BUT A LOWER DEGREE OF PRICE VOLATILITY IN RESPONSE TO CHANGES IN INTEREST RATES. FLEXIBLE YIELD SERIES III HAS NO STATED MATURITY TARGET. RATHER, THE MATURITY IS ADJUSTED TO CAPTURE WHAT THE ADVISOR BELIEVES TO BE THE MOST ATTRACTIVE SEGMENT OF THE MARKET. THIS COULD RESULT IN GREATER VOLATILITY AS WELL AS GREATER POTENTIAL GROWTH.

INVESTMENT RISK SPECTRUM

[LINE GRAPH REFLECTING THE INCREASING RETURN POTENTIAL (ON THE X-AXIS) AND THE INCREASING VOLATILITY POTENTIAL (ON THE Y-AXIS) OF THE FLEXIBLE YIELD SERIES I, FLEXIBLE YIELD SERIES II AND THE FLEXIBLE YIELD SERIES III. USING A LINE WITH AN ARROW AT EACH END, THE RESULTS SHOW THE FLEXIBLE YIELD SERIES I WITH THE LEAST RETURN POTENTIAL AND THE LEAST VOLATILITY POTENTIAL; MOVING UP THE LINE, THE FLEXIBLE YIELD SERIES II IN THE MIDDLE OF THE LINE AND THE FLEXIBLE YIELD SERIES III AT THE TOP, WITH THE GREATEST RETURN POTENTIAL AND THE GREATEST VOLATILITY POTENTIAL OF THE THREE SERIES.]

THE ADVISOR WILL SELECT SHORTER MATURITY SECURITIES WHEN IT EXPECTS INTEREST RATES TO RISE OR WHEN IT BELIEVES THE YIELDS ON LONGER TERM SECURITIES DO NOT JUSTIFY THE ADDITIONAL RISKS INVOLVED. THE ADVISOR WILL BUY LONGER MATURITY SECURITIES WHEN IT EXPECTS INTEREST RATES TO GO DOWN OR WHEN IT BELIEVES THAT HIGHER YIELDS JUSTIFY THE ADDITIONAL RISKS.

GOALS AND STRATEGIES

YIELD SERIES I

INVESTMENT GOAL

THE HIGHEST LEVEL OF TOTAL RETURN (E.G., A COMBINATION OF INCOME AND CAPITAL APPRECIATION) CONSISTENT WITH PRESERVATION OF CAPITAL.

KEY INVESTMENTS AND STRATEGIES

THE SERIES INVESTS PRIMARILY IN FIXED INCOME SECURITIES OF GOVERNMENTAL AND CORPORATE ISSUERS LOCATED IN THE UNITED STATES. THESE INCLUDE MORTGAGE-BACKED SECURITIES.

MATURITY

THE FUND GENERALLY MAINTAINS A DOLLAR-WEIGHTED AVERAGE MATURITY OF NOT MORE THAN 5 YEARS BUT MAY INVEST IN INDIVIDUAL SECURITIES HAVING ANY MATURITY.

CREDIT QUALITY

THE FUND INVESTS PRIMARILY IN INVESTMENT GRADE SECURITIES BUT MAY INVEST UP TO 20% OF ASSETS IN LOWER QUALITY BONDS, COMMONLY KNOWN AS "JUNK BONDS."

BOND SELECTION PROCESS

THE ADVISOR EMPHASIZES THOSE BOND MARKET SECTORS AND SELECTS FOR THE SERIES THOSE SECURITIES THAT IT BELIEVES OFFER YIELDS SUFFICIENT TO COMPENSATE THE INVESTOR FOR THE RISKS SPECIFIC TO THE SECTOR OR SECURITY. IN ANALYZING THE RELATIVE ATTRACTIVENESS OF SECTORS AND INDIVIDUAL SECURITIES, THE ADVISOR
CONSIDERS:
     INTEREST RATE SENSITIVITY OF PARTICULAR SECTORS AND SECURITIES.
          NARROWING OR WIDENING OF INTEREST RATE SPREADS BETWEEN SECTORS, SECURITIES OF DIFFERENT CREDIT QUALITY OR SECURITIES OF DIFFERENT MATURITIES.
       FOR MORTGAGE-BACKED AND ASSET-BACKED SECURITIES, ANTICIPATED CHANGES IN AVERAGE PREPAYMENT RATES.

SUMMARY OF PAST PERFORMANCE

THE BAR CHART AND TOTAL RETURN TABLE INDICATE THE RISKS OF INVESTING IN THE SERIES. THE BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE CLASS A SHARES OF THE SERIES FOR EACH FULL CALENDAR YEAR SINCE ITS INCEPTION. THE TOTAL RETURN TABLE SHOWS HOW THE AVERAGE ANNUAL TOTAL RETURNS FOR THE CLASS A SHARES FOR DIFFERENT CALENDAR PERIODS COMPARE TO THOSE OF THE MERRILL LYNCH U.S. TREASURY SHORT-TERM INDEX, A MARKET VALUE WEIGHTED MEASURE OF APPROXIMATELY 59 U.S. TREASURY SECURITIES.

THE MERRILL LYNCH U.S. TREASURY SHORT-TERM INDEX IS AN UNMANAGED INDEX OF U.S. TREASURY SECURITIES WITH MATURITIES RANGING FROM GREATER THAN ONE YEAR BUT LESS THAN THREE YEARS.

[BAR CHART SHOWING THE PERCENT TOTAL RETURN FOR THE FLEXIBLE YIELD SERIES I FOR 1995, 1996, 1997 AND 1998, WITH CALENDAR YEARS ENDED DECEMBER 31ST. THE RESULTS ARE 10.79% FOR 1995, 3.65% FOR 1996, 6.41% FOR 1997 AND NO RESULT FOR 1998. AS THE YEAR HAS NOT ENDED.]



AVG. ANNUAL TOTAL RETURNS
(FOR PERIODS ENDED 12/31/98)  1 YEAR          SINCE INCEPTION ON 2/15/94

CLASS A SHARES                XX.XX%          XX.XX%
----------------------------  --------------  ------

INDEX:
  MERRILL LYNCH U.S.
TREASURY
  SHORT-TERM INDEX            XX.XX%           XX.XX%
                              --------------  -------

QUARTERLY RETURNS
HIGHEST:                      X.XX% IN XX QUARTER 19XX
----------------------------  -------------------------
LOWEST:                       X.XX% IN XX QUARTER 19XX
----------------------------  -------------------------



PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE SERIES WILL PERFORM IN THE FUTURE.

FLEXIBLE YIELD SERIES I

PRINCIPAL RISKS OF INVESTING IN THE SERIES

AS WITH MOST BOND FUNDS, THE VALUE OF YOUR INVESTMENT WILL FLUCTUATE WITH CHANGES IN INTEREST RATES. THIS MEANS THAT YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE SERIES OR THE SERIES COULD UNDERPERFORM IF ANY OF THE FOLLOWING OCCURS:

      INTEREST RATES GO UP, WHICH WILL MAKE BOND PRICES GO DOWN AND REDUCE THE VALUE OF THE SERIES' PORTFOLIO.
        THE ISSUER OF A BOND OWNED BY THE SERIES DEFAULTS ON ITS OBLIGATION TO PAY PRINCIPAL AND/OR INTEREST OR HAS ITS CREDIT RATING DOWNGRADED. THIS RISK IS HIGHER FOR LOWER QUALITY BONDS.
       AS INTEREST RATES DECLINE, THE ISSUERS OF SECURITIES HELD BY THE SERIES MAY PREPAY PRINCIPAL EARLIER THAN SCHEDULED, FORCING THE SERIES TO REINVEST IN LOWER YIELDING SECURITIES (PREPAYMENT OR CALL RISK).
       AS INTEREST RATES INCREASE, SLOWER THAN EXPECTED PRINCIPAL PAYMENTS MAY EXTEND THE AVERAGE LIFE OF FIXED INCOME SECURITIES, LOCKING IN BELOW-MARKET INTEREST RATES AND REDUCING THE VALUE OF THOSE SECURITIES (EXTENSION RISK).
          THE ADVISOR'S JUDGMENTS ABOUT THE ATTRACTIVENESS, RELATIVE VALUE OR POTENTIAL APPRECIATION OF A PARTICULAR SECTOR, SECURITY OR HEDGING STRATEGY PROVE TO BE INCORRECT.

THE ADVISOR'S EMPHASIS ON SECURITIES WITH SHORT-TERM MATURITIES WILL GENERALLY RESULT IN THE SERIES HAVING A LOWER YIELD AND LOWER PRICE VOLATILITY.

FEES AND EXPENSES OF THE SERIES


THIS TABLE DESCRIBES THE FEES AND EXPENSES YOU MAY PAY IF YOU INVEST IN SHARES OF THE SERIES.



FOR THE YEAR ENDED 10/31/98                     FLEXIBLE YIELD SERIES I


SHAREHOLDER FEES (PAID DIRECTLY
FROM YOUR INVESTMENT)                           NONE
-----------------------------------             ----------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM
ASSETS OF THE SERIES)
-------------------------------------
MANAGEMENT FEE                                  0.35%
                                                ----------------
DISTRIBUTION AND SERVICE (RULE 12B-1) FEES      NONE
                                                -----------------
OTHER EXPENSES                                  4.14%
                                                -----------------
TOTAL ANNUAL FUND OPERATING EXPENSES            4.49%
                                                -----------------

BECAUSE THE ADVISOR HAS AGREED TO LIMIT
OPERATING EXPENSES, ACTUAL
EXPENSES WERE:
----------------------------------------
MANAGEMENT FEE                                  0.00%
----------------------------------------        ------------------
OTHER EXPENSES                                   0.70%
                                                ------------------
TOTAL ANNUAL FUND OPERATING EXPENSES             0.70%
                                                ------------------

THE ADVISOR MAY CHANGE OR ELIMINATE THESE EXPENSE LIMITS AT ANY TIME.
---------------------------------------------------------------------


THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE SERIES WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

THE EXAMPLE ASSUMES THAT:
     YOU INVEST $10,000 FOR THE PERIODS SHOWN
     YOU REDEEM AT THE END OF EACH PERIOD
     THE FUND'S OPERATING EXPENSES REMAIN THE SAME
     YOUR INVESTMENT HAS A 5% RETURN EACH YEAR


ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER,
UNDER THESE ASSUMPTIONS YOUR COSTS WOULD BE:

AFTER                              AFTER     AFTER     AFTER
1 YEAR                            3 YEARS   5 YEARS   10 YEARS
--------------------------------  --------  --------  ---------
$450                             $  1,357  $  2,274  $   4,606
-------------------------------- --------  --------  ---------
WITH EXPENSE LIMITS, YOUR COSTS WOULD BE:
------------------------------------------
$72                              $    224  $    390  $     871
------------------------------   --------  --------  ---------


GOALS AND STRATEGIES

YIELD SERIES II

INVESTMENT GOAL

MAXIMIZE TOTAL RETURN (E.G., A COMBINATION OF INCOME AND CAPITAL APPRECIATION) CONSISTENT WITH PRESERVATION OF CAPITAL.

KEY INVESTMENTS AND STRATEGIES

THE SERIES INVESTS PRIMARILY IN FIXED INCOME SECURITIES OF GOVERNMENTAL AND CORPORATE ISSUERS LOCATED IN THE UNITED STATES. THESE INCLUDE MORTGAGE-BACKED SECURITIES.

MATURITY

THE FUND GENERALLY MAINTAINS A DOLLAR-WEIGHTED AVERAGE MATURITY OF NOT MORE THAN 10 YEARS BUT MAY INVEST IN INDIVIDUAL SECURITIES HAVING ANY MATURITY.

CREDIT QUALITY

THE FUND INVESTS PRIMARILY IN INVESTMENT GRADE SECURITIES BUT MAY INVEST UP TO 20% OF ASSETS IN LOWER QUALITY BONDS, COMMONLY KNOWN AS "JUNK BONDS."

BOND SELECTION PROCESS

THE ADVISOR EMPHASIZES THOSE BOND MARKET SECTORS AND SELECTS FOR THE SERIES THOSE SECURITIES THAT ITS BELIEVES OFFER YIELDS SUFFICIENT TO COMPENSATE THE INVESTOR FOR THE RISKS SPECIFIC TO THE SECTOR OR SECURITY. IN ANALYZING THE RELATIVE ATTRACTIVENESS OF SECTORS AND INDIVIDUAL SECURITIES, THE ADVISOR
CONSIDERS:
     INTEREST RATE SENSITIVITY OF PARTICULAR SECTORS AND SECURITIES.
          NARROWING OR WIDENING OF INTEREST RATE SPREADS BETWEEN SECTORS, SECURITIES OF DIFFERENT CREDIT QUALITY OR SECURITIES OF DIFFERENT MATURITIES.
       FOR MORTGAGE-BACKED AND ASSET-BACKED SECURITIES, ANTICIPATED CHANGES IN AVERAGE PREPAYMENT RATES.

SUMMARY OF PAST PERFORMANCE

THE BAR CHART AND TOTAL RETURN TABLE INDICATE THE RISKS OF INVESTING IN THE SERIES. THE BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE CLASS A SHARES OF THE SERIES FOR EACH FULL CALENDAR YEAR SINCE ITS INCEPTION. THE TOTAL RETURN TABLE SHOWS HOW THE AVERAGE ANNUAL TOTAL RETURNS FOR THE CLASS A SHARES FOR DIFFERENT CALENDAR PERIODS COMPARE TO THOSE OF THE MERRILL LYNCH CORPORATE/GOVERNMENT INTERMEDIATE INDEX, A MARKET VALUE WEIGHTED MEASURE OF APPROXIMATELY 4,561 CORPORATE AND GOVERNMENT BONDS.



THE MERRILL LYNCH CORPORATE/GOVERNMENT INTERMEDIATE INDEX IS AN UNMANAGED INDEX OF INVESTMENT GRADE BONDS WITH MATURITIES GREATER THAN ONE YEAR BUT LESS THAN 10 YEARS.

[BAR CHART SHOWING THE PERCENT TOTAL RETURN FOR THE FLEXIBLE YIELD SERIES II FOR 1995, 1996, 1997 AND 1998, WITH CALENDAR YEARS ENDED DECEMBER 31ST. THE RESULTS ARE 17.33% FOR 1995, 1.92% FOR 1996, 8.24% FOR 1997 AND NO RESULT FOR 1998. AS THE YEAR HAS NOT ENDED.]





AVG. ANNUAL TOTAL RETURNS
(FOR PERIODS ENDED 12/31/98) 1 YEAR         SINCE INCEPTION ON 2/15/94

CLASS A SHARES                XX.XX%        XX.XX%
----------------------------  ------------  -------
INDEX:
----------------------------
MERRILL LYNCH CORPORATE/
GOVERNMENT INTERMED. INDEX    XX.XX%        XX.XX%
                              ------------  -------

QUARTERLY RETURNS

HIGHEST:                      XX.XX% IN XX QUARTER 19XX
LOWEST:                       XX.XX% IN XX QUARTER 19XX
----------------------------  --------------------------



PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE SERIES WILL PERFORM IN THE FUTURE.

FLEXIBLE YIELD SERIES II

PRINCIPAL RISKS OF INVESTING IN THE SERIES

AS WITH MOST BOND FUNDS, THE VALUE OF YOUR INVESTMENT WILL FLUCTUATE WITH CHANGES IN INTEREST RATES. THIS MEANS THAT YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE SERIES OR THE SERIES COULD UNDERPERFORM IF ANY OF THE FOLLOWING OCCURS:
      INTEREST RATES GO UP, WHICH WILL MAKE BOND PRICES GO DOWN AND REDUCE THE VALUE OF THE SERIES' PORTFOLIO.
        THE ISSUER OF A BOND OWNED BY THE SERIES DEFAULTS ON ITS OBLIGATION TO PAY PRINCIPAL AND/OR INTEREST OR HAS ITS CREDIT RATING DOWNGRADED. THIS RISK IS HIGHER FOR LOWER QUALITY BONDS.
       AS INTEREST RATES DECLINE, THE ISSUERS OF SECURITIES HELD BY THE SERIES MAY PREPAY PRINCIPAL EARLIER THAN SCHEDULED, FORCING THE SERIES TO REINVEST IN LOWER YIELDING SECURITIES (PREPAYMENT OR CALL RISK).
       AS INTEREST RATES INCREASE, SLOWER THAN EXPECTED PRINCIPAL PAYMENTS MAY EXTEND THE AVERAGE LIFE OF FIXED INCOME SECURITIES, LOCKING IN BELOW-MARKET INTEREST RATES AND REDUCING THE VALUE OF THOSE SECURITIES (EXTENSION RISK).
          THE ADVISOR'S JUDGMENTS ABOUT THE ATTRACTIVENESS, RELATIVE VALUE OR POTENTIAL APPRECIATION OF A PARTICULAR SECTOR, SECURITY OR HEDGING STRATEGY PROVE TO BE INCORRECT.

THE ADVISOR'S EMPHASIS ON SECURITIES WITH INTERMEDIATE MATURITIES WILL GENERALLY RESULT IN THE SERIES EXPERIENCING MODERATE PRICE VOLATILITY IN REACTION TO CHANGING INTEREST RATES.
FEES AND EXPENSES OF THE SERIES

THIS TABLE DESCRIBES THE FEES AND EXPENSES YOU MAY PAY IF YOU INVEST IN SHARES OF THE SERIES.



FOR THE YEAR ENDED 10/31/98                                     FLEXIBLE
                                                                YIELD
                                                                SERIES II


SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)           NONE
--------------------------------------------------------------- -----
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM ASSETS OF THE SERIES)
---------------------------------------------------------------
MANAGEMENT FEE                                                  0.45%
                                                                -----
DISTRIBUTION AND SERVICE (RULE 12B-1) FEES                      NONE
                                                                -----
OTHER EXPENSES                                                  4.25%
                                                                -----
TOTAL ANNUAL FUND OPERATING EXPENSES                            4.70%
                                                                -----

BECAUSE THE ADVISOR HAS AGREED TO LIMIT OPERATING EXPENSES,
ACTUAL EXPENSES WERE:
---------------------------------------------------------------
MANAGEMENT FEE                                                  0.00%
OTHER EXPENSES                                                  0.80%
--------------------------------------------------------------- -----
TOTAL ANNUAL FUND OPERATING EXPENSES                            0.80%
                                                                -----

THE ADVISOR MAY CHANGE OR ELIMINATE THESE EXPENSE LIMITS AT ANY TIME.
----------------------------------------------------------------------




THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE SERIES WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

THE EXAMPLE ASSUMES THAT:
     YOU INVEST $10,000 FOR THE PERIODS SHOWN
     YOU REDEEM AT THE END OF EACH PERIOD
     THE FUND'S OPERATING EXPENSES REMAIN THE SAME
     YOUR INVESTMENT HAS A 5% RETURN EACH YEAR



ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER,
UNDER THESE ASSUMPTIONS YOUR COSTS WOULD BE:

AFTER        AFTER     AFTER     AFTER
1 YEAR      3 YEARS   5 YEARS   10 YEARS
---------  --------  --------  ---------
$471      $  1,416  $  2,368  $   4,771

WITH EXPENSE LIMITS, YOUR COSTS WOULD BE:
------------------------------------------
$82        $   255  $    444  $     990
--------  --------  --------  ---------


FLEXIBLE YIELD SERIES III

INVESTMENT GOAL

MAXIMIZE TOTAL RETURN (E.G., A COMBINATION OF INCOME AND CAPITAL APPRECIATION) CONSISTENT WITH PRESERVATION OF CAPITAL.

KEY INVESTMENTS AND STRATEGIES

THE SERIES INVESTS PRIMARILY IN FIXED INCOME SECURITIES OF GOVERNMENTAL AND CORPORATE ISSUERS LOCATED IN THE UNITED STATES. THESE INCLUDE MORTGAGE-BACKED SECURITIES.

MATURITY

THE FUND IS NOT SUBJECT TO ANY MATURITY RESTRICTIONS BUT WILL VARY ITS AVERAGE DOLLAR-WEIGHTED PORTFOLIO MATURITY DEPENDING ON THE ADVISOR'S OUTLOOK FOR INTEREST RATES.

CREDIT QUALITY

THE FUND INVESTS PRIMARILY IN INVESTMENT GRADE SECURITIES BUT MAY INVEST UP TO 20% OF ASSETS IN LOWER QUALITY BONDS, COMMONLY KNOWN AS "JUNK BONDS."

BOND SELECTION PROCESS

THE ADVISOR EMPHASIZES THOSE BOND MARKET SECTORS AND SELECTS FOR THE SERIES THOSE SECURITIES THAT IT BELIEVES OFFER YIELDS SUFFICIENT TO COMPENSATE THE INVESTOR FOR THE RISKS SPECIFIC TO THE SECTOR OR SECURITY. IN ANALYZING THE RELATIVE ATTRACTIVENESS OF SECTORS AND INDIVIDUAL SECURITIES, THE ADVISOR
CONSIDERS:
     INTEREST RATE SENSITIVITY OF PARTICULAR SECTORS AND SECURITIES.
          NARROWING OR WIDENING OF INTEREST RATE SPREADS BETWEEN SECTORS, SECURITIES OF DIFFERENT CREDIT QUALITY OR SECURITIES OF DIFFERENT MATURITIES.
       FOR MORTGAGE-BACKED AND ASSET-BACKED SECURITIES, ANTICIPATED CHANGES IN AVERAGE PREPAYMENT RATES.

SUMMARY OF PAST PERFORMANCE

THE BAR CHART AND TOTAL RETURN TABLE INDICATE THE RISKS OF INVESTING IN THE SERIES. THE BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE CLASS A SHARES OF THE SERIES FOR EACH FULL CALENDAR YEAR SINCE ITS INCEPTION. THE TOTAL RETURN TABLE SHOWS HOW THE AVERAGE ANNUAL TOTAL RETURNS FOR THE CLASS A SHARES FOR DIFFERENT CALENDAR PERIODS COMPARE TO THOSE OF THE MERRILL LYNCH
CORPORATE/GOVERNMENT BOND INDEX, A MARKET VALUE WEIGHTED MEASURE OF APPROXIMATELY 6,378 CORPORATE AND GOVERNMENT BONDS.

THE MERRILL LYNCH CORPORATE/GOVERNMENT BOND INDEX IS AN UNMANAGED INDEX OF INVESTMENT GRADE CORPORATE AND GOVERNMENT BONDS WITH MATURITIES GREATER THAN ONE YEAR.

[BAR CHART SHOWING THE PERCENT TOTAL RETURN FOR THE FLEXIBLE YIELD SERIES III FOR 1994, 1995, 1996, 1997 AND 1998, WITH CALENDAR YEARS ENDED DECEMBER 31ST. THE RESULTS ARE - 5.83% FOR 1994, 22.09% FOR 1995, 0.45% FOR 1996, 11.17% FOR
1997 AND NO RESULT FOR 1998. AS THE YEAR HAS NOT ENDED.]




AVG. ANNUAL TOTAL RETURNS
(FOR PERIODS ENDED 12/31/98)  1 YEAR  5 YEARS   SINCE INCEPTION ON 12/20/93

CLASS A SHARES                XX.XX%  XX.XX%    X.XX%
----------------------------  ------- --------  --------
INDEX:
  MERRILL LYNCH
  CORPORATE/GOVERNMENT
  BOND INDEX                  XX.XX%  XX.XX%    XX.XX%
                              ------- --------  --------

QUARTERLY RETURNS
HIGHEST:                      X.XX% IN XX QUARTER 19XX
LOWEST:                       X.XX% IN XX QUARTER 19XX
----------------------------  -------------------------




PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE SERIES WILL PERFORM IN THE FUTURE.

FLEXIBLE YIELD SERIES III

PRINCIPAL RISKS OF INVESTING IN THE SERIES

AS WITH MOST BOND FUNDS, THE VALUE OF YOUR INVESTMENT WILL FLUCTUATE WITH CHANGES IN INTEREST RATES. THIS MEANS THAT YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE SERIES OR THE SERIES COULD UNDERPERFORM IF ANY OF THE FOLLOWING OCCURS:
      INTEREST RATES GO UP, WHICH WILL MAKE BOND PRICES GO DOWN AND REDUCE THE VALUE OF THE SERIES' PORTFOLIO.
        THE ISSUER OF A BOND OWNED BY THE SERIES DEFAULTS ON ITS OBLIGATION TO PAY PRINCIPAL AND/OR INTEREST OR HAS ITS CREDIT RATING DOWNGRADED. THIS RISK IS HIGHER FOR LOWER QUALITY BONDS.
       AS INTEREST RATES DECLINE, THE ISSUERS OF SECURITIES HELD BY THE SERIES MAY PREPAY PRINCIPAL EARLIER THAN SCHEDULED, FORCING THE SERIES TO REINVEST IN LOWER YIELDING SECURITIES (PREPAYMENT OR CALL RISK).
       AS INTEREST RATES INCREASE, SLOWER THAN EXPECTED PRINCIPAL PAYMENTS MAY EXTEND THE AVERAGE LIFE OF FIXED INCOME SECURITIES, LOCKING IN BELOW-MARKET INTEREST RATES AND REDUCING THE VALUE OF THOSE SECURITIES (EXTENSION RISK).
          THE ADVISOR'S JUDGMENTS ABOUT THE ATTRACTIVENESS, RELATIVE VALUE OR POTENTIAL APPRECIATION OF A PARTICULAR SECTOR, SECURITY OR HEDGING STRATEGY PROVE TO BE INCORRECT.

SINCE THE SERIES HAS NO STATED MATURITY TARGET, THE SERIES MAY EXPERIENCE GREATER PRICE VOLATILITY IN REACTION TO CHANGING INTEREST RATES.

FEES AND EXPENSES OF THE SERIES

THIS TABLE DESCRIBES THE FEES AND EXPENSES YOU MAY PAY IF YOU INVEST IN SHARES OF THE SERIES.



FOR THE YEAR ENDED 10/31/98                                     FLEXIBLE
                                                                YIELD
                                                                SERIES III


SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)           NONE
--------------------------------------------------------------  ----------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM
ASSETS OF THE SERIES)
----------------------------------------------------------------
MANAGEMENT FEE                                                  0.50%
                                                                ----------
DISTRIBUTION AND SERVICE (RULE 12B-1) FEES                      NONE
                                                                ----------
OTHER EXPENSES                                                  1.85%
                                                                ----------
TOTAL ANNUAL FUND OPERATING EXPENSES                            2.35%
                                                                ----------

BECAUSE THE ADVISOR HAS AGREED TO LIMIT OPERATING EXPENSES,
ACTUAL EXPENSES WERE:
-------------------------------------------------------------
MANAGEMENT FEE                                                  0.00%
-------------------------------------------------------------   ---------
OTHER EXPENSES                                                  0.85%
                                                                ---------
TOTAL ANNUAL FUND OPERATING EXPENSES                            0.85%
                                                                ---------

THE ADVISOR MAY CHANGE OR ELIMINATE THESE EXPENSE LIMITS AT ANY TIME.
----------------------------------------------------------------------



THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE SERIES WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

THE EXAMPLE ASSUMES THAT:
     YOU INVEST $10,000 FOR THE PERIODS SHOWN
     YOU REDEEM AT THE END OF EACH PERIOD
     THE FUND'S OPERATING EXPENSES REMAIN THE SAME
     YOUR INVESTMENT HAS A 5% RETURN EACH YEAR


ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER,
UNDER THESE ASSUMPTIONS YOUR COSTS WOULD BE:
AFTER       AFTER     AFTER     AFTER
1 YEAR     3 YEARS   5 YEARS   10 YEARS
---------  --------- --------  --------
$238      $    733  $  1,255  $   2,686

WITH EXPENSE LIMITS, YOUR COSTS WOULD BE:
------------------------------------------
$87       $    271  $    471  $   1,049
--------  --------  --------  ---------

ABOUT THE SERIES' INVESTMENTS

PRINCIPAL INVESTMENTS

    FIXED INCOME EACH SERIES MAY INVEST IN A VARIETY OF FIXED INCOME SECURITIES. THESE SECURITIES MAY BE ISSUED BY THE U.S. GOVERNMENT OR ANY OF ITS AGENCIES, FOREIGN GOVERNMENTS, SUPRANATIONAL ENTITIES SUCH AS THE WORLD BANK, AND U.S. AND FOREIGN COMPANIES.

INVESTMENTS IN FIXED INCOME SECURITIES MAY BE OF ANY CREDIT QUALITY AND HAVE ALL TYPES OF INTEREST RATE PAYMENT AND RESET TERMS, INCLUDING FIXED RATE, ADJUSTABLE RATE, ZERO COUPON AND PAY IN KIND. LOWER QUALITY BONDS, COMMONLY KNOWN AS "JUNK BONDS," ARE CONSIDERED SPECULATIVE BECAUSE THEY HAVE A HIGHER RISK OF ISSUER DEFAULT, ARE SUBJECT TO GREATER PRICE VOLATILITY AND MAY BE ILLIQUID.
    MORTGAGE-BACKED SECURITIES MORTGAGE-BACKED SECURITIES MAY BE ISSUED BY PRIVATE COMPANIES OR BY AGENCIES OF THE U.S. GOVERNMENT. MORTGAGE-BACKED SECURITIES REPRESENT DIRECT OR INDIRECT PARTICIPATIONS IN, OR ARE COLLATERALIZED BY AND PAYABLE FROM, MORTGAGE LOANS SECURED BY REAL PROPERTY.

FOR MORTGAGE DERIVATIVES AND STRUCTURED SECURITIES THAT HAVE IMBEDDED LEVERAGE FEATURES, SMALL CHANGES IN INTEREST OR PREPAYMENT RATES MAY CAUSE LARGE AND SUDDEN PRICE MOVEMENTS. MORTGAGE DERIVATIVES CAN ALSO BECOME ILLIQUID AND HARD TO VALUE IN DECLINING MARKETS.

DERIVATIVE CONTRACTS

A DERIVATIVE CONTRACT WILL OBLIGATE OR ENTITLE A SERIES TO DELIVER OR RECEIVE AN ASSET OR A CASH PAYMENT THAT IS BASED ON THE CHANGE IN VALUE OF A DESIGNATED SECURITY, INDEX OR CURRENCY. THE SERIES MAY, BUT ARE NOT REQUIRED TO, USE DERIVATIVE CONTRACTS FOR ANY OF THE FOLLOWING PURPOSES:

    TO HEDGE AGAINST ADVERSE CHANGES IN THE MARKET VALUE OF SECURITIES HELD BY
OR  TO  BE  BOUGHT  FOR  A  SERIES.    THESE CHANGES MAY BE CAUSED BY CHANGING
INTEREST RATES.

  AS A SUBSTITUTE FOR PURCHASING OR SELLING SECURITIES.

  TO SHORTEN OR LENGTHEN THE EFFECTIVE MATURITY OR DURATION OF A SERIES' FIXED INCOME PORTFOLIO.

    IN NON-HEDGING SITUATIONS, TO ATTEMPT TO PROFIT FROM ANTICIPATED MARKET DEVELOPMENTS.

EVEN A SMALL INVESTMENT IN DERIVATIVE CONTRACTS CAN HAVE A BIG IMPACT ON CURRENCY AND INTEREST RATE EXPOSURE. COUNTERPARTIES TO OVER-THE-COUNTER (OTC) DERIVATIVE CONTRACTS PRESENT THE SAME TYPES OF DEFAULT RISK AS ISSUERS OF FIXED INCOME SECURITIES. DERIVATIVES CAN ALSO MAKE A SERIES LESS LIQUID AND HARDER TO VALUE, ESPECIALLY IN DECLINING MARKETS.

ADDITIONAL INVESTMENTS AND RISKS
    FOREIGN SECURITIES EACH SERIES MAY INVEST IN U.S. DOLLAR DENOMINATED SECURITIES OF FOREIGN ISSUERS (I.E., YANKEE BONDS). PRICES OF FOREIGN SECURITIES MAY GO DOWN BECAUSE OF FOREIGN GOVERNMENT ACTIONS, POLITICAL INSTABILITY OR THE MORE LIMITED AVAILABILITY OF ACCURATE INFORMATION ABOUT FOREIGN COMPANIES. THESE RISKS MAY BE MORE SEVERE FOR SECURITIES OF ISSUERS IN EMERGING MARKETS.

    ASSET-BACKED SECURITIES ASSET-BACKED SECURITIES REPRESENT PARTICIPATIONS IN, OR ARE SECURED BY AND PAYABLE FROM, ASSETS SUCH AS INSTALLMENT SALES OR LOAN CONTRACTS, LEASES, CREDIT CARD RECEIVABLES AND OTHER CATEGORIES OF RECEIVABLES.

    CORRELATION  RISK   CHANGES IN THE VALUE OF  DERIVATIVE CONTRACTS OR OTHER
HEDGING INSTRUMENTS MAY NOT MATCH OR FULLY OFFSET CHANGES IN THE VALUE OF THE HEDGED PORTFOLIO SECURITIES.

DEFENSIVE INVESTING
EACH SERIES MAY DEPART FROM ITS PRINCIPAL INVESTMENT STRATEGIES BY TAKING TEMPORARY DEFENSIVE POSITIONS IN RESPONSE TO ADVERSE MARKET, ECONOMIC OR POLITICAL CONDITIONS. IF A SERIES TAKES A TEMPORARY DEFENSIVE POSITION, IT MAY BE UNABLE TO ACHIEVE ITS INVESTMENT GOAL.

THE SERIES' INVESTMENT GOALS
THE SERIES' BOARD OF DIRECTORS MAY CHANGE EACH SERIES' INVESTMENT GOAL (DESCRIBED ABOVE UNDER "GOALS AND STRATEGIES") WITHOUT OBTAINING THE APPROVAL OF THE SERIES' SHAREHOLDERS. A SERIES MIGHT NOT SUCCEED IN ACHIEVING ITS GOAL.

ADVISOR

THE ADVISOR

EACH SERIES' ADVISOR IS EXETER ASSET MANAGEMENT, A DIVISION OF MANNING & NAPIER ADVISORS, INC., 1100 CHASE SQUARE, ROCHESTER, NEW YORK 14604. THE ADVISOR IS RESPONSIBLE FOR THE DAY-TO-DAY OPERATIONS OF THE SERIES AND GENERALLY IS RESPONSIBLE FOR SUPERVISION OF THE SERIES' OVERALL BUSINESS AFFAIRS, SERVICE PROVIDERS AND OFFICERS.

A TEAM MADE UP OF INVESTMENT PROFESSIONALS AND ANALYSTS EMPLOYED BY THE ADVISOR MAKES ALL OF THE SERIES' INVESTMENT DECISIONS.

MANAGEMENT FEES

IN RETURN FOR THE SERVICES IT PROVIDES TO EACH SERIES, THE ADVISOR RECEIVES A MANAGEMENT FEE, WHICH IS COMPUTED DAILY AND PAYABLE MONTHLY BY THE SERIES AS DESCRIBED BELOW.

THE ADVISOR HAS AGREED TO LIMIT THE SERIES' MANAGEMENT FEES AND OTHER EXPENSES. THESE LIMITATIONS ARE TEMPORARY AND MAY BE CHANGED AT ANY TIME.



ANNUAL MANAGEMENT FEES (AS A PERCENTAGE OF DAILY NET ASSETS)

                          SERIES                     ACTUAL
                          MANAGEMENT    CONTRACTUAL  CURRENT
                          FEE PAID FOR  MANAGEMENT   EXPENSE
                                                    LIMITATION
                                                     FEE
YEAR ENDED 10/31/98

FLEXIBLE YIELD SERIES I   0.00%         0.35%        0.70%
------------------------- ------------  ------------ --------
FLEXIBLE YIELD SERIES II  0.00%         0.45%        0.80%
------------------------  ------------  ------------ --------
FLEXIBLE YIELD SERIES III 0.00%         0.50%        0.85%
------------------------- -----------   ------------ --------



THE DISTRIBUTOR

THE DISTRIBUTOR OF THE SERIES' SHARES IS MANNING & NAPIER INVESTOR SERVICES, INC. CLASS A SHARES ARE OFFERED TO INVESTORS WHO PURCHASE SHARES DIRECTLY FROM THE DISTRIBUTOR OR THROUGH CERTAIN REGISTERED INVESTMENT ADVISERS. CLASS A SHARES ARE NOT SUBJECT TO ANY DISTRIBUTION OR SHAREHOLDER SERVICING FEES.

YEAR 2000 ISSUE

INFORMATION TECHNOLOGY EXPERTS ARE CONCERNED ABOUT COMPUTER SYSTEMS' ABILITY TO PROCESS DATE-RELATED INFORMATION ON AND AFTER JANUARY 1, 2000. THIS SITUATION, COMMONLY KNOWN AS THE "YEAR 2000" ISSUE, COULD HAVE AN ADVERSE IMPACT ON THE SERIES. THE ADVISOR, THE TRANSFER AGENT AND THE DISTRIBUTOR ARE ADDRESSING THE YEAR 2000 ISSUE FOR THEIR
SYSTEMS. THE SERIES HAVE BEEN INFORMED BY THEIR OTHER SERVICE PROVIDERS THAT THEY ARE TAKING SIMILAR MEASURES. ALTHOUGH THE SERIES DO NOT EXPECT THE YEAR
2000 ISSUE TO ADVERSELY AFFECT THEM, THE SERIES CANNOT GUARANTEE THAT THE EFFORTS OF THE SERIES OR THEIR SERVICE PROVIDERS TO CORRECT THE PROBLEM WILL BE SUCCESSFUL.

TO BUY SHARES

HOW TO BUY SHARES

THE MINIMUM INITIAL INVESTMENT IN EACH SERIES IS $2,000, AND THE MINIMUM FOR EACH ADDITIONAL INVESTMENT IS $100. THE MINIMUM INVESTMENT REQUIREMENTS ARE LOWER FOR PARTICIPANTS IN THE AUTOMATIC INVESTMENT PLAN, WHICH IS DESCRIBED BELOW. THESE INVESTMENT MINIMUMS MAY BE WAIVED AT THE ADVISOR'S DISCRETION.

ALL ORDERS TO PURCHASE SHARES ACCEPTED BY THE DISTRIBUTOR, TRANSFER AGENT OR OTHER AGENT BEFORE THE CLOSE OF TRADING ON THE NEW YORK STOCK EXCHANGE (NYSE) WILL BE EXECUTED AT THAT DAY'S SHARE PRICE. ORDERS ACCEPTED AFTER THAT DAY'S CLOSE WILL BE EXECUTED AT THE NEXT BUSINESS DAY'S PRICE. ALL ORDERS MUST INCLUDE THE REQUIRED DOCUMENTATION AND BE ACCOMPANIED BY PROPER PAYMENT. EACH SERIES RESERVES THE RIGHT TO REJECT PURCHASE ORDERS OR TO STOP OFFERING ITS SHARES WITHOUT NOTICE TO SHAREHOLDERS.

BY MAIL

OPENING AN ACCOUNT

        SEND A CHECK PAYABLE TO EXETER FUND, INC., WITH THE COMPLETED ORIGINAL ACCOUNT APPLICATION. THE ADDRESS IS:
EXETER FUND, INC.
P.O. BOX 41118
ROCHESTER, NY  14604

     TO REQUEST AN ACCOUNT APPLICATION, CALL THE FUND AT 1-800-466-3863.

ADDING TO AN ACCOUNT

         SEND A CHECK PAYABLE TO EXETER FUND, INC. AND A LETTER OF INSTRUCTION WITH THE NAME OF THE SERIES TO BE PURCHASED AND THE ACCOUNT NAME AND NUMBER.

BY WIRE


OPENING AN ACCOUNT
OR
ADDING TO AN ACCOUNT

       AFTER THE FUND HAS RECEIVED YOUR COMPLETED ACCOUNT APPLICATION, YOU MAY WIRE FUNDS TO OPEN OR ADD SHARES TO YOUR ACCOUNT. BEFORE SENDING A WIRE,
 CALL 1-800-466-3863 FOR WIRE INSTRUCTIONS.

AUTOMATIC INVESTMENT PLAN

YOU MAY PARTICIPATE IN THE AUTOMATIC INVESTMENT PLAN BY COMPLETING THE APPLICABLE SECTION OF THE ACCOUNT APPLICATION OR CONTACTING THE FUND. THROUGH THE PLAN, YOU CAN AUTHORIZE TRANSFERS OF A SPECIFIED AMOUNT FROM YOUR BANK ACCOUNT INTO THE SERIES ON A REGULAR BASIS. THE MINIMUM AMOUNT OF EACH INVESTMENT IS $25. IF YOU HAVE INSUFFICIENT FUNDS IN YOUR ACCOUNT TO COMPLETE A TRANSFER, YOUR BANK MAY CHARGE YOU A FEE.

HOW TO EXCHANGE AND HOW TO REDEEM SHARESHOW TO EXCHANGE AND HOW TO REDEEM TO EXCHANGE AND HOW TO REDEEM SHARES

HOW TO EXCHANGE SHARES

YOU MAY EXCHANGE CLASS A SHARES OF A SERIES FOR CLASS A SHARES OF ANY OTHER SERIES OF EXETER FUND, IF THE REGISTRATION OF BOTH ACCOUNTS IS IDENTICAL. IF RECEIVED WITH PROPER DOCUMENTATION BEFORE THE CLOSE OF TRADING ON THE NYSE, EXCHANGE REQUESTS WILL BE EXECUTED AT THAT DAY'S SHARE PRICES. OTHERWISE, THEY WILL BE EXECUTED AT THE PRICES DETERMINED ON THE NEXT BUSINESS DAY AFTER RECEIPT WITH PROPER DOCUMENTATION.

THE MINIMUM EXCHANGE AMOUNT IS $1,000 (OR ALL THE SHARES IN YOUR ACCOUNT, IF LESS THAN $1,000). YOU MAY EXCHANGE UP TO 4 TIMES DURING ANY 12-MONTH PERIOD WITHOUT PAYING A SALES CHARGE OR ANY OTHER FEE. FOR ANY ADDITIONAL EXCHANGES, YOU MAY BE CHARGED $15 PER EXCHANGE. A SERIES MAY REFUSE ANY EXCHANGE ORDER AND MAY ALTER, LIMIT OR SUSPEND ITS EXCHANGE PRIVILEGE ON 60 DAYS' NOTICE. AN EXCHANGE INVOLVES A TAXABLE REDEMPTION OF SHARES SURRENDERED IN THE EXCHANGE.

BY MAIL

      SEND A LETTER OF INSTRUCTION TO EXETER FUND, INC., AT THE ADDRESS ON THE OPPOSITE PAGE, SIGNED BY EACH REGISTERED ACCOUNT OWNER, EXACTLY AS YOUR NAMES APPEAR ON THE ACCOUNT REGISTRATION.
          PROVIDE THE NAME OF THE CURRENT SERIES, CLASS OF SHARES, SERIES TO EXCHANGE INTO AND DOLLAR AMOUNT TO BE EXCHANGED.
     PROVIDE BOTH ACCOUNT NUMBERS.

BY TELEPHONE

          UNLESS YOU HAVE DECLINED TELEPHONE PRIVILEGES, CALL THE FUND AT 1-800-466-3863.
          PROVIDE THE NAME OF THE CURRENT SERIES, CLASS OF SHARES, SERIES TO EXCHANGE INTO AND DOLLAR AMOUNT TO BE EXCHANGED.
     PROVIDE BOTH ACCOUNT NUMBERS.
       THE FUND MAY ASK FOR IDENTIFICATION, AND ALL TELEPHONE TRANSACTIONS ARE RECORDED.

HOW TO REDEEM SHARES

ALL ORDERS TO REDEEM SHARES ACCEPTED BY THE DISTRIBUTOR, TRANSFER AGENT OR OTHER AGENT BEFORE THE CLOSE OF TRADING ON THE NYSE WILL BE EXECUTED AT THAT
DAY'S SHARE PRICE. ORDERS ACCEPTED AFTER THE CLOSE OF TRADING WILL BE EXECUTED AT THE NEXT BUSINESS DAY'S PRICE. ALL REDEMPTION ORDERS MUST INCLUDE THE REQUIRED DOCUMENTATION AND SIGNATURES. EACH SERIES MAY POSTPONE PAYMENT OF REDEMPTION PROCEEDS FOR UP TO SEVEN DAYS, OR SUSPEND REDEMPTIONS TO THE EXTENT PERMITTED BY LAW. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK, YOUR REDEMPTION PROCEEDS WILL NOT BE SENT TO YOU FOR 15 DAYS.

BY MAIL

      SEND A LETTER OF INSTRUCTION TO EXETER FUND, INC., AT THE ADDRESS ON THE OPPOSITE PAGE SIGNED BY EACH REGISTERED ACCOUNT OWNER.
        STATE THE NAME OF THE SERIES, THE CLASS AND NUMBER OF SHARES OR DOLLAR AMOUNT TO BE SOLD.
     PROVIDE THE ACCOUNT NUMBER.
     SIGNATURE GUARANTEES MAY BE REQUIRED.
     ADDITIONAL DOCUMENTATION MAY BE REQUIRED (CALL THE FUND FOR DETAILS).

AND ACCOUNT INFORMATION

ACCOUNTS WITH LOW BALANCES

IF YOUR ACCOUNT FALLS BELOW $1,000 DUE TO THE REDEMPTION OF SHARES, THE FUND MAY ASK YOU TO BRING YOUR ACCOUNT UP TO THE MINIMUM REQUIREMENT. IF YOUR ACCOUNT IS STILL BELOW $1,000 AFTER 60 DAYS, THE FUND MAY CLOSE YOUR ACCOUNT AND SEND YOU THE REDEMPTION PROCEEDS.

IN-KIND PURCHASES AND REDEMPTIONS

SECURITIES YOU OWN MAY BE USED TO PURCHASE SHARES OF A SERIES. THE ADVISOR WILL DETERMINE IF ACQUIRING THE SECURITIES IS CONSISTENT WITH THE SERIES' GOAL AND POLICIES. IF ACCEPTED, THE SECURITIES WILL BE VALUED THE SAME WAY THE SERIES VALUES SECURITIES IT ALREADY OWNS.

A  SERIES  MAY  MAKE  PAYMENT  FOR  SHARES  IN  PART  BY  GIVING YOU PORTFOLIO
SECURITIES.    AS  A  REDEEMING SHAREHOLDER, YOU WILL PAY TRANSACTION COSTS TO
DISPOSE OF THESE SECURITIES.

SIGNATURE GUARANTEES

A SIGNATURE GUARANTEE MAY BE REQUIRED FOR ANY WRITTEN REQUEST TO SELL SHARES, OR TO CHANGE THE ACCOUNT REGISTRATION.

THE TRANSFER AGENT WILL ACCEPT SIGNATURE GUARANTEES FROM:

     MEMBERS OF THE STAMP PROGRAM OR THE NYSE'S MEDALLION SIGNATURE PROGRAM. A BROKER OR SECURITIES DEALER.
     A FEDERAL SAVINGS, COOPERATIVE OR OTHER TYPE OF BANK.
     A SAVINGS AND LOAN OR OTHER THRIFT INSTITUTION.
     A CREDIT UNION.
     A SECURITIES EXCHANGE OR CLEARING AGENCY.

A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

VALUATION OF SHARES

EACH SERIES OFFERS ITS SHARES AT THE NET ASSET VALUE (NAV) PER SHARE OF THE SERIES. EACH SERIES CALCULATES ITS NAV ONCE DAILY AS OF THE CLOSE OF REGULAR TRADING ON THE NEW YORK STOCK EXCHANGE (GENERALLY AT 4:00 P.M., NEW YORK TIME) ON EACH DAY THE EXCHANGE IS OPEN. IF THE EXCHANGE CLOSES EARLY, THE SERIES WILL ACCELERATE THE CALCULATION OF NAV AND TRANSACTION DEADLINES TO THAT TIME.

EACH SERIES VALUES THE SECURITIES IN ITS PORTFOLIO ON THE BASIS OF MARKET QUOTATIONS AND VALUATIONS PROVIDED BY INDEPENDENT PRICING SERVICES. IF
QUOTATIONS  ARE  NOT  READILY  AVAILABLE,  OR THE VALUE OF A SECURITY HAS BEEN
MATERIALLY AFFECTED BY EVENTS OCCURRING AFTER THE CLOSING OF A FOREIGN EXCHANGE, EACH SERIES VALUES ITS ASSETS BY A METHOD THAT THE DIRECTORS BELIEVE ACCURATELY REFLECTS FAIR VALUE. A SERIES THAT USES FAIR VALUE TO PRICE SECURITIES MAY VALUE THOSE SECURITIES HIGHER OR LOWER THAN ANOTHER SERIES THAT USES MARKET QUOTATIONS TO PRICE THE SAME SECURITIES.

DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

THE SERIES EACH GENERALLY:

     PAY DIVIDENDS QUARTERLY, IN MARCH, JUNE, SEPTEMBER AND DECEMBER.

          MAKES CAPITAL GAINS DISTRIBUTIONS, IF ANY, ONCE A YEAR, TYPICALLY IN DECEMBER.

A  SERIES  MAY  PAY  ADDITIONAL  DISTRIBUTIONS AND DIVIDENDS AT OTHER TIMES IF
NECESSARY FOR THE SERIES TO AVOID A FEDERAL TAX. CAPITAL GAIN DISTRIBUTIONS AND DIVIDENDS ARE REINVESTED IN ADDITIONAL SHARES OF THE SAME CLASS THAT YOU HOLD. ALTERNATIVELY, YOU CAN INSTRUCT THE TRANSFER AGENT IN WRITING OR BY TELEPHONE TO HAVE YOUR CAPITAL GAINS AND/OR DIVIDENDS PAID IN CASH. YOU CAN CHANGE YOUR CHOICE AT ANY TIME TO BE EFFECTIVE AS OF THE NEXT DISTRIBUTION OR DIVIDEND, EXCEPT THAT ANY CHANGE GIVEN TO THE TRANSFER AGENT AFTER THE RECORD DATE WILL NOT BE EFFECTIVE UNTIL THE NEXT DISTRIBUTION OR DIVIDEND IS MADE. NO INTEREST WILL ACCRUE ON AMOUNTS REPRESENTED BY UNCASHED DISTRIBUTION OR REDEMPTION CHECKS.

TAXES

TRANSACTION                           FEDERAL TAX STATUS

REDEMPTION OR EXCHANGE OF SHARES      USUALLY TAXABLE AS CAPITAL GAIN OR LOSS;
                                      LONG-TERM ONLY IF SHARES OWNED
                                      MORE THAN ONE YEAR

LONG-TERM CAPITAL GAIN DISTRIBUTIONS  TAXABLE AS LONG-TERM CAPITAL GAIN

SHORT-TERM CAPITAL GAIN DISTRIBUTIONS TAXABLE AS ORDINARY INCOME

DIVIDENDS                             TAXABLE AS ORDINARY INCOME

IF YOU ARE A TAXABLE INVESTOR, YOU MAY WANT TO AVOID BUYING SHARES WHEN THE SERIES IS ABOUT TO DECLARE A CAPITAL GAIN DISTRIBUTION OR A DIVIDEND, BECAUSE IT WILL BE TAXABLE TO YOU EVEN THOUGH IT MAY ACTUALLY BE A RETURN OF A PORTION OF YOUR INVESTMENT.

AFTER THE END OF EACH YEAR, THE SERIES WILL PROVIDE YOU WITH INFORMATION ABOUT THE DISTRIBUTIONS AND DIVIDENDS THAT YOU RECEIVED AND ANY REDEMPTIONS OF SHARES DURING THE PREVIOUS YEAR. IN CALCULATING YOUR GAIN OR LOSS ON ANY SALE OF SHARES, NOTE THAT YOUR TAX BASIS IN YOUR SHARES IS INCREASED BY THE AMOUNTS OF DIVIDENDS AND DISTRIBUTIONS THAT YOU HAVE REINVESTED IN A SERIES. DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE AS DESCRIBED ABOVE WHETHER RECEIVED IN CASH OR REINVESTED. IF YOU DO NOT PROVIDE THE SERIES WITH YOUR CORRECT
TAXPAYER IDENTIFICATION NUMBER AND ANY REQUIRED CERTIFICATIONS, YOU MAY BE SUBJECT TO BACK-UP WITHHOLDING OF 31% OF YOUR DISTRIBUTIONS, DIVIDENDS AND REDEMPTION PROCEEDS. BECAUSE EACH SHAREHOLDER'S CIRCUMSTANCES ARE DIFFERENT AND SPECIAL TAX RULES MAY APPLY, YOU SHOULD CONSULT WITH YOUR TAX ADVISER ABOUT YOUR INVESTMENT IN THE SERIES AND YOUR RECEIPT OF DIVIDENDS, DISTRIBUTIONS OR REDEMPTION PROCEEDS.

HIGHLIGHTS

THE INFORMATION IN THE TABLES FOLLOWING WAS AUDITED BY DELOITTE & TOUCHE LLP, INDEPENDENT ACCOUNTANTS, WHOSE REPORT, ALONG WITH EACH SERIES' FINANCIAL STATEMENTS, ARE INCLUDED IN ITS ANNUAL REPORT (AVAILABLE UPON REQUEST). CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE SHARE. TOTAL RETURNS REPRESENT THE RATE THAT A SHAREHOLDER WOULD HAVE EARNED ON AN
INVESTMENT  IN  A  CLASS  (ASSUMING  REINVESTMENT  OF  ALL  DIVIDENDS  AND
DISTRIBUTIONS).

FLEXIBLE YIELD SERIES I - CLASS A SHARES

                              FOR THE   FOR THE  FOR THE      FOR THE
                              YEAR      YEAR     TEN          YEAR
                              ENDED     ENDED    MONTHS ENDED ENDED
                              10/31/98  10/31/97 10/31/96     12/31/95


PER SHARE DATA (FOR A
 SHARE OUTSTANDING
 THROUGHOUT EACH PERIOD):
----------------------------
NET ASSET VALUE -
 BEGINNING OF PERIOD          $ 10.39   $ 10.27   $  10.26    $ 9.69

INCOME FROM INVESTMENT
 OPERATIONS:
-----------------------------
  NET INVESTMENT INCOME*         0.47     0.50        0.41      0.46
-----------------------------  --------- --------  ----------  -------
   NET REALIZED AND
   UNREALIZED GAIN (LOSS)        0.29     0.10       (0.10)      0.57
   ON INVESTMENTS
-----------------------------

TOTAL FROM INVESTMENT
 OPERATIONS                      0.76     0.60       0.31       1.03

LESS DISTRIBUTIONS
 TO SHAREHOLDERS:
-----------------------------
   FROM NET INVESTMENT INCOME   (0.57)   (0.45)     (0.30)     (0.46)
---------------------------- ----------  ---------  ---------  --------
   FROM NET REALIZED
   GAIN ON INVESTMENTS           -       (0.03)       -          -
------------------------------
TOTAL DISTRIBUTIONS TO
 SHAREHOLDERS                   (0.57)   (0.48)      (0.30)    (0.46)


NET ASSET VALUE -
 END OF PERIOD                 $ 10.58   $ 10.39     $ 10.27   $ 10.26


TOTAL RETURN1                    7.57%    6.07%        3.11%   10.79%
------------------------------  -------  ---------    -------- --------

RATIOS (TO AVERAGE NET ASSETS)
 /SUPPLEMENTAL DATA:
-----------------------------
    EXPENSES*                     0.70%   0.70%         0.70%2  0.70%
----------------------------    -------  --------     --------  -------
    NET INVESTMENT INCOME*       5.04%    5.29%         5.25%2   4.99%
---------------------------     -------  --------     --------  --------
PORTFOLIO TURNOVER                53%       77%         36%        60%
---------------------------
NET ASSETS - END OF PERIOD
 (000'S OMITTED)                $ 1,144   $ 650       $ 493     $ 256
---------------------------

THE INVESTMENT ADVISOR DID NOT IMPOSE ITS MANAGEMENT FEE AND PAID A PORTION OF THE SERIES' EXPENSES. IF THESE EXPENSES HAD BEEN INCURRED BY THE SERIES, AND HAD THE 1994, 1995 AND 1996 EXPENSES BEEN LIMITED TO THAT ALLOWED BY STATES SECURITIES LAW, THE NET INVESTMENT INCOME PER SHARE AND RATIOS WOULD HAVE BEEN AS FOLLOWS:

INVESTMENT INCOME                $0.12      $0.21      $0.27      $0.30
RATIOS (TO AVERAGE NET ASSETS):
  EXPENSES                       4.49%      3.83%      2.50%2      2.50%
  INVESTMENT INCOME              1.25%      2.16%      3.45%2      3.19%

1 REPRESENTS AGGREGATE TOTAL RETURN FOR THE PERIOD INDICATED.
2 ANNUALIZED.



                                                    FOR THE PERIOD
                                                              2/15/94
                                                     (COMMENCEMENT OF
                                                    OPERATIONS) TO
                                                             12/31/94

PER SHARE DATA (FOR A SHARE
OUTSTANDING THROUGHOUT EACH PERIOD):
--------------------------------------------------

NET ASSET VALUE - BEGINNING OF PERIOD               $           10.00

INCOME FROM INVESTMENT OPERATIONS:
--------------------------------------------------
  NET INVESTMENT INCOME*                                         0.24
--------------------------------------------------  ------------------
   NET REALIZED AND UNREALIZED GAIN (LOSS)                (0.32)
  ON INVESTMENTS
--------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                (0.08)

LESS DISTRIBUTIONS TO SHAREHOLDERS:
--------------------------------------------------
   FROM NET INVESTMENT INCOME                                   (0.23)
--------------------------------------------------  ------------------
   FROM NET REALIZED GAIN ON                                        -
 INVESTMENTS
--------------------------------------------------

TOTAL DISTRIBUTIONS TO SHAREHOLDERS                             (0.23)

NET ASSET VALUE - END OF PERIOD                     $            9.69

TOTAL RETURN1                                                  (0.76)%
--------------------------------------------------  ------------------

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
--------------------------------------------------
    EXPENSES*                                                  0.70%2
--------------------------------------------------  ------------------
    NET INVESTMENT INCOME*                                     4.41%2
--------------------------------------------------  ------------------

PORTFOLIO TURNOVER                                                 38%
--------------------------------------------------

NET ASSETS - END OF PERIOD (000'S                   $             231
OMITTED)
--------------------------------------------------


THE INVESTMENT ADVISOR DID NOT IMPOSE ITS MANAGEMENT FEE AND PAID A PORTION OF THE SERIES' EXPENSES. IF THESE EXPENSES HAD BEEN INCURRED BY THE SERIES, AND HAD THE 1994, 1995 AND 1996 EXPENSES BEEN LIMITED TO THAT ALLOWED BY STATES SECURITIES LAW, THE NET INVESTMENT INCOME PER SHARE AND RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                                                $0.14
RATIOS (TO AVERAGE NET ASSETS):
                                                               2.50%2
                                                               2.61%2

1 REPRESENTS AGGREGATE TOTAL RETURN FOR THE PERIOD INDICATED.
2 ANNUALIZED.

FLEXIBLE YIELD SERIES II - CLASS A SHARES



                                                                    FOR THE
                                            FOR THE   FOR THE YEAR  TEN MONTHS
                                            YEAR      ENDED         ENDED
                                            ENDED     10/31/97      10/31/96
                                            10/31/98

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
-----------------------------------------

NET ASSET VALUE - BEGINNING OF PERIOD       $10.23    $  10.10      $10.30

INCOME FROM INVESTMENT OPERATIONS:
  NET INVESTMENT INCOME*                     0.57        0.53        0.45
  NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                            0.38        0.21       (0.32)

TOTAL FROM INVESTMENT OPERATIONS             0.95        0.74        0.13


LESS DISTRIBUTIONS TO SHAREHOLDERS:
   FROM NET INVESTMENT INCOME                (0.59)     (0.60)      (0.27)
   FROM NET REALIZED GAIN ON INVESTMENTS     (0.09)     (0.01)      (0.06)


TOTAL DISTRIBUTIONS TO SHAREHOLDERS          (0.68)     (0.61)      (0.33)


NET ASSET VALUE - END OF PERIOD             $ 10.50    $ 10.23      $10.10


TOTAL RETURN1                                  9.78%      7.61%      1.38%

RATIOS (TO AVERAGE NET
ASSETS)/SUPPLEMENTAL DATA:
    EXPENSES*                                  0.80%     0.80%       0.80%2
    NET INVESTMENT INCOME*                     5.21%     5.46%       5.55%2

PORTFOLIO TURNOVER                              31%        58%           5%

NET ASSETS - END OF PERIOD (000'S OMITTED)  $   699     $ 718        $  481

THE INVESTMENT ADVISOR DID NOT IMPOSE ITS MANAGEMENT FEE AND PAID A PORTION OF THE SERIES' EXPENSES. IF THESE EXPENSES HAD BEEN INCURRED BY THE SERIES, AND HAD 1994, 1995 AND 1996 EXPENSES BEEN LIMITED TO THAT ALLOWED BY STATE SECURITIES LAW, THE NET INVESTMENT INCOME PER SHARE AND THE RATIOS WOULD HAVE BEEN AS FOLLOWS:

NET INVESTMENT INCOME                         $0.15     $0.24     $0.31
RATIOS (TO AVERAGE NET ASSETS):
  EXPENSES                                    4.70%      3.72%      2.50%2
  INVESTMENT INCOME                           1.31%      2.54%      3.85%2


1 REPRESENTS AGGREGATE TOTAL RETURN FOR THE PERIOD INDICATED.
2 ANNUALIZED.


                                               FOR THE YEAR    FOR THE
                                               ENDED           PERIOD
                                               12/31/95          2/15/94
                                                               (COMMENCEMENT
                                                               OF OPERATIONS)
                                                               TO 12/31/94

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
------------------------------------------
NET ASSET VALUE - BEGINNING OF PERIOD          $ 9.27          $ 10.00

INCOME FROM INVESTMENT OPERATIONS:
  NET INVESTMENT INCOME*                         0.56             0.27
  NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
                                                 1.02            (0.74)

TOTAL FROM INVESTMENT OPERATIONS                 1.58            (0.47)


LESS DISTRIBUTIONS TO SHAREHOLDERS:
   FROM NET INVESTMENT INCOME                   (0.55)           (0.26)
   FROM NET REALIZED GAIN ON INVESTMENTS          -                -

TOTAL DISTRIBUTIONS TO SHAREHOLDERS             (0.55)           (0.26)


NET ASSET VALUE - END OF PERIOD                 $ 10.30          $ 9.27

TOTAL RETURN1                                     17.33%          (4.69)%

RATIOS (TO AVERAGE NET
ASSETS)/SUPPLEMENTAL DATA:
    EXPENSES*                                     0.80%          0.80%2
    NET INVESTMENT INCOME*                        5.38%          5.40%2

PORTFOLIO TURNOVER                               35%               0%

NET ASSETS - END OF PERIOD (000'S OMITTED)      $ 438             $  396



THE INVESTMENT ADVISOR DID NOT IMPOSE ITS MANAGEMENT FEE AND PAID A PORTION OF THE SERIES' EXPENSES. IF THESE EXPENSES HAD BEEN INCURRED BY THE SERIES, AND HAD 1994, 1995 AND 1996 EXPENSES BEEN LIMITED TO THAT ALLOWED BY STATE SECURITIES LAW, THE NET INVESTMENT INCOME PER SHARE AND THE RATIOS WOULD HAVE BEEN AS FOLLOWS:

NET INVESTMENT INCOME                           $0.38            $0.18
RATIOS (TO AVERAGE NET ASSETS):
  EXPENSES                                      2.50%            2.50%2
  INVESTMENT INCOM                              3.68%            3.70%2

1 REPRESENTS AGGREGATE TOTAL RETURN FOR THE PERIOD INDICATED.
2 ANNUALIZED.


FLEXIBLE YIELD SERIES III - CLASS A SHARES






                                   FOR THE YEAR     FOR THE YEAR
                                   ENDED 10/31/98   ENDED 10/31/97



PER SHARE DATA (FOR A SHARE
OUTSTANDING THROUGHOUT THE
PERIOD):
----------------------------------
NET ASSET VALUE - BEGINNING OF      $10.41          $ 10.13
PERIOD
----------------------------------

INCOME FROM INVESTMENT
OPERATIONS:
   NET INVESTMENT INCOME*           0.53              0.58
   NET REALIZED AND UNREALIZED      0.69              0.36
      GAIN (LOSS) ON
      INVESTMENTS
---------------------------------------------------------------

TOTAL FROM INVESTMENT OPERATIONS    1.22              0.94

LESS DISTRIBUTIONS TO
SHAREHOLDERS:
   FROM NET INVESTMENT INCOME      (0.56)            (0.61)
   FROM NET REALIZED GAIN ON
     INVESTMENTS                   (0.01)            (0.05)


TOTAL DISTRIBUTIONS TO             (0.57)            (0.66)
SHAREHOLDERS
-----------------------------------

NET ASSET VALUE - END OF PERIOD    $ 11.06          $ 10.41


TOTAL RETURN1                       12.15%             9.73%
-----------------------------  ----------------  ----------------

RATIOS (TO AVERAGE NET
ASSETS)/SUPPLEMENTAL DATA:
--------------------------------
    EXPENSES*                       0.85%             0.85%
                               ----------------  ----------------
    NET INVESTMENT INCOME*           5.25%             5.82%
                                ----------------  ----------------

PORTFOLIO TURNOVER                     20%               51%
------------------------------  ----------------  ----------------

NET ASSETS - END OF PERIOD      $  1,749               $1,345
(000'S OMITTED)
---------------------------------------------------------------

*THE  INVESTMENT  ADVISOR  DID  NOT  IMPOSE  ITS  MANAGEMENT  FEE AND
PAID A PORTION OF THE SERIES' EXPENSES. IF THESE EXPENSES HAD BEEN INCURRED BY THE SERIES, AND HAD 1993, 1994 AND 1996 EXPENSES BEEN LIMITED TO THAT ALLOWED BY STATE SECURITIES LAW, THE NET INVESTMENT INCOME PER SHARE AND THE RATIOS WOULD HAVE BEEN AS FOLLOWS:

NET INVESTMENT INCOME               $0.38              $0.44
RATIOS (TO AVERAGE NET ASSETS):
  EXPENSES                          2.35%              2.28%
  INVESTMENT INCOME                 3.75%              4.39%

1 REPRESENTS AGGREGATE TOTAL RETURN FOR THE PERIOD INDICATED.
2 ANNUALIZED.

                                FOR THE     FOR THE  FOR THE  FOR THE
                                TEN MONTHS  YEAR     YEAR     PERIOD
                                ENDED       ENDED    ENDED    12/20/93
                                10/31/96    10/31/95 12/31/94 (COMMENCEMENT
                                                              OF OPERATIONS)
                                                              TO 12/31/93
PER SHARE DATA (FOR A SHARE
OUTSTANDING THROUGHOUT THE
PERIOD):
---------------------------

NET ASSET VALUE - BEGINNING
OF PERIOD                       $10.51      $ 9.11   $ 9.95   $10.00
-----------------------------
INCOME FROM INVESTMENT
OPERATIONS:
   NET INVESTMENT INCOME*        0.50        0.58      0.26    0.01
   NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS    (0.53)       1.39    (0.84)  (0.05)
-----------------------------
TOTAL FROM INVESTMENT OPERATIONS  (0.03)     1.97     (0.58)   (0.04)

LESS DISTRIBUTIONS TO
SHAREHOLDERS:
   FROM NET INVESTMENT INCOME     (0.35)     (0.57)    (0.26)  (0.01)
   FROM NET REALIZED GAIN ON
   INVESTMENTS                      -          -        -        -

TOTAL DISTRIBUTIONS TO            (0.35)     (0.57)    (0.26)  (0.01)
SHAREHOLDERS
--------------------------------

NET ASSET VALUE - END OF PERIOD   $ 10.13   $ 10.51    $9.11   $ 9.95

TOTAL RETURN1                     (0.18)%    22.09%   (5.83)%  (0.40)%
-------------------------------  ----------  ------  --------  --------

RATIOS (TO AVERAGE NET
ASSETS)/SUPPLEMENTAL DATA:
--------------------------------
    EXPENSES*                      0.85%2    0.85%     0.85%    0.85%2
                                  ---------  ------   -------   --------
    NET INVESTMENT INCOME*         5.98%2    6.13%     6.22%    3.85%2
                                 ---------  ------   -------   ---------

PORTFOLIO TURNOVER                  5%        6%       1%          0%
--------------------

NET ASSETS - END OF PERIOD      $ 1,098    $ 1,159    $ 748      $ 75
(000'S OMITTED)
---------------------------


*THE INVESTMENT ADVISOR DID NOT IMPOSE ITS MANAGEMENT FEE AND PAID A PORTION OF THE SERIES' EXPENSES. IF THESE EXPENSES HAD BEEN INCURRED BY THE SERIES, AND HAD 1993, 1994 AND 1996 EXPENSES BEEN LIMITED TO THAT ALLOWED BY STATE SECURITIES LAW, THE NET INVESTMENT INCOME PER SHARE AND THE RATIOS WOULD HAVE BEEN AS FOLLOWS:

NET INVESTMENT INCOME            $0.36       $0.43      $0.19      $0.01

RATIOS (TO AVERAGE NET ASSETS):
 EXPENSES                        2.50%2      2.46%      2.50%      2.50%2
 INVESTMENT INCOME               4.33%2      4.52%      4.57%      2.20%2





1 REPRESENTS AGGREGATE TOTAL RETURN FOR THE PERIOD INDICATED.
2 ANNUALIZED.

                                                             [BACK COVER PAGE]


EXETER FUND, INC.
FLEXIBLE YIELD SERIES I
FLEXIBLE YIELD SERIES II
FLEXIBLE YIELD SERIES III

SHAREHOLDER REPORTS AND THE STATEMENT OF ADDITIONAL INFORMATION (SAI). ANNUAL AND SEMIANNUAL REPORTS TO SHAREHOLDERS PROVIDE ADDITIONAL INFORMATION ABOUT EACH SERIES' INVESTMENTS. THESE REPORTS DISCUSS THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED EACH SERIES' PERFORMANCE DURING ITS LAST FISCAL YEAR. THE SAI PROVIDES MORE DETAILED INFORMATION ABOUT EACH SERIES. IT IS INCORPORATED BY REFERENCE INTO THIS COMBINED PROSPECTUS.

HOW TO OBTAIN THESE REPORTS AND ADDITIONAL INFORMATION.

     YOU MAY OBTAIN SHAREHOLDER REPORTS AND THE SAI OR OTHER INFORMATION ABOUT THE FUND WITHOUT CHARGE, BY CALLING 1-800-466-3863 OR SENDING WRITTEN
 REQUESTS TO EXETER FUND, INC., P.O. BOX 41118, ROCHESTER, NEW YORK 14604.

          YOU MAY REVIEW SHAREHOLDER REPORTS, THE PROSPECTUS AND SAI AT THE SECURITIES AND EXCHANGE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. THE SEC CHARGES A FEE FOR THIS SERVICE. INFORMATION ABOUT THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330. YOU CAN GET THE SAME REPORTS AND INFORMATION FREE FROM THE SEC'S INTERNET WEB SITE
 (HTTP://WWW.SEC.GOV).

IF SOMEONE MAKES A STATEMENT THAT IS NOT IN THIS PROSPECTUS ABOUT ANY OF THE SERIES, YOU SHOULD NOT RELY UPON THAT INFORMATION. NEITHER THE SERIES NOR THEIR DISTRIBUTOR IS OFFERING TO SELL SHARES OF THE SERIES TO ANY PERSON TO WHOM THE SERIES MAY NOT LAWFULLY SELL THEIR SHARES.

INVESTMENT COMPANY ACT FILE NO. 811-04087

                                                                        [LOGO]


PROSPECTUS

EXETER FUND, INC.

MARCH 1, 1999

FLEXIBLE YIELD SERIES I

FLEXIBLE YIELD SERIES II

FLEXIBLE YIELD SERIES III




CLASS B, C, D AND E SHARES



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED ANY SERIES' SHARES AS AN INVESTMENT OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY STATEMENT TO THE CONTRARY IS A CRIME.

CONTENTS


EXETER ASSET MANAGEMENT IS A DIVISION OF MANNING & NAPIER ADVISORS, INC., WHICH WAS FOUNDED IN 1970 AND MANAGES OVER $7 BILLION FOR INDIVIDUAL AND INSTITUTIONAL INVESTORS.
                                                 PAGE

GOALS AND STRATEGIES                            3

FLEXIBLE YIELD SERIES I                         4

FLEXIBLE YIELD SERIES II                        6

FLEXIBLE YIELD SERIES III                       8

MORE ABOUT THE SERIES' INVESTMENTS              10

THE ADVISOR                                     11

HOW TO BUY AND HOW TO REDEEM SHARES             12

HOW TO EXCHANGE SHARES                          13

INVESTMENT AND ACCOUNT INFORMATION              14

DIVIDENDS, DISTRIBUTIONS AND TAXES              15


YOU SHOULD KNOW

AN INVESTMENT IN A SERIES IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

GOALS AND STRATEGIES

WHO MAY WANT TO INVEST

THE SERIES MAY BE APPROPRIATE FOR INVESTORS WHO:
     ARE SEEKING A REGULAR STREAM OF INCOME.
          ARE SEEKING HIGHER POTENTIAL RETURNS THAN MONEY MARKET FUNDS AND ARE WILLING TO ACCEPT MODERATE RISK OF VOLATILITY.
     WANT TO DIVERSIFY THEIR PORTFOLIOS.
       ARE SEEKING A MUTUAL FUND FOR THE INCOME PORTION OF AN ASSET ALLOCATION PORTFOLIO.

INVESTORS SHOULD CHOOSE WHICH SERIES IS RIGHT FOR THEM.

EACH SERIES INVESTS PRIMARILY IN FIXED INCOME SECURITIES. IN GENERAL, THE VALUE OF A FIXED INCOME SECURITY WILL GO DOWN AS INTEREST RATES GO UP AND VICE VERSA. THE SHORTER THE MATURITY OF A FIXED INCOME INVESTMENT, THE LESS ITS VALUE WILL INCREASE OR DECREASE IN RESPONSE TO CHANGES IN INTEREST RATES. THEREFORE, SHORTER MATURITY INVESTMENTS HAVE LESS SENSITIVITY TO INTEREST
RATES  BUT  LESS  POTENTIAL  FOR  CAPITAL  APPRECIATION.    LONGER  MATURITY
INSTRUMENTS TEND TO HAVE GREATER POTENTIAL FOR CAPITAL APPRECIATION BUT MORE VOLATILITY.

IN COMPARING THE GROWTH AND RISK CHARACTERISTICS OF THE THREE FUNDS BELOW, YOU SHOULD NOTE THAT THE AVERAGE MATURITY FOR FLEXIBLE YIELD SERIES II CAN BE
LONGER THAN THAT OF FLEXIBLE YIELD SERIES I. UNDER NORMAL CONDITIONS, THIS WILL RESULT IN LOWER YIELDS FOR FLEXIBLE YIELD SERIES I, BUT A LOWER DEGREE OF PRICE VOLATILITY IN RESPONSE TO CHANGES IN INTEREST RATES. FLEXIBLE YIELD SERIES III HAS NO STATED MATURITY TARGET. RATHER, THE MATURITY IS ADJUSTED TO CAPTURE WHAT THE ADVISOR BELIEVES TO BE THE MOST ATTRACTIVE SEGMENT OF THE MARKET. THIS COULD RESULT IN GREATER VOLATILITY AS WELL AS GREATER POTENTIAL GROWTH.

INVESTMENT RISK SPECTRUM

[LINE GRAPH REFLECTING THE INCREASING RETURN POTENTIAL (ON THE X-AXIS) AND THE INCREASING VOLATILITY POTENTIAL (ON THE Y-AXIS) OF THE FLEXIBLE YIELD SERIES I, FLEXIBLE YIELD SERIES II AND THE FLEXIBLE YIELD SERIES III. USING A LINE WITH AN ARROW AT EACH END, THE RESULTS SHOW THE FLEXIBLE YIELD SERIES I WITH THE LEAST RETURN POTENTIAL AND THE LEAST VOLATILITY POTENTIAL; MOVING UP THE LINE, THE FLEXIBLE YIELD SERIES II IN THE MIDDLE OF THE LINE AND THE FLEXIBLE YIELD SERIES III AT THE TOP, WITH THE GREATEST RETURN POTENTIAL AND THE GREATEST VOLATILITY POTENTIAL OF THE THREE SERIES.]

THE ADVISOR WILL SELECT SHORTER MATURITY SECURITIES WHEN IT EXPECTS INTEREST RATES TO RISE OR WHEN IT BELIEVES THE YIELDS ON LONGER TERM SECURITIES DO NOT JUSTIFY THE ADDITIONAL RISKS INVOLVED. THE ADVISOR WILL BUY LONGER MATURITY SECURITIES WHEN IT EXPECTS INTEREST RATES TO GO DOWN OR WHEN IT BELIEVES THAT HIGHER YIELDS JUSTIFY THE ADDITIONAL RISKS.

GOALS & STRATEGIES

FLEXIBLE YIELD SERIES I

INVESTMENT GOAL

THE HIGHEST LEVEL OF TOTAL RETURN (E.G., A COMBINATION OF INCOME AND CAPITAL APPRECIATION) CONSISTENT WITH PRESERVATION OF CAPITAL.

KEY INVESTMENTS AND STRATEGIES

THE SERIES INVESTS PRIMARILY IN FIXED INCOME SECURITIES OF GOVERNMENTAL AND CORPORATE ISSUERS LOCATED IN THE UNITED STATES. THESE INCLUDE MORTGAGE-BACKED SECURITIES.

MATURITY
THE FUND GENERALLY MAINTAINS A DOLLAR-WEIGHTED AVERAGE MATURITY OF NOT MORE THAN 5 YEARS BUT MAY INVEST IN INDIVIDUAL SECURITIES HAVING ANY MATURITY.

CREDIT QUALITY
THE FUND INVESTS PRIMARILY IN INVESTMENT GRADE SECURITIES BUT MAY INVEST UP TO 20% OF ASSETS IN LOWER QUALITY BONDS, COMMONLY KNOWN AS "JUNK BONDS."

BOND SELECTION PROCESS
THE ADVISOR EMPHASIZES THOSE BOND MARKET SECTORS AND SELECTS FOR THE SERIES THOSE SECURITIES THAT IT BELIEVES OFFER YIELDS SUFFICIENT TO COMPENSATE THE INVESTOR FOR THE RISKS SPECIFIC TO THE SECTOR OR SECURITY. IN ANALYZING THE RELATIVE ATTRACTIVENESS OF SECTORS AND INDIVIDUAL SECURITIES, THE ADVISOR
CONSIDERS:
     INTEREST RATE SENSITIVITY OF PARTICULAR SECTORS AND SECURITIES.
          NARROWING OR WIDENING OF INTEREST RATE SPREADS BETWEEN SECTORS, SECURITIES OF DIFFERENT CREDIT QUALITY OR SECURITIES OF DIFFERENT MATURITIES.
       FOR MORTGAGE-BACKED AND ASSET-BACKED SECURITIES, ANTICIPATED CHANGES IN AVERAGE PREPAYMENT RATES.

SUMMARY OF PAST PERFORMANCE

THE BAR CHART AND TOTAL RETURN TABLE INDICATE THE RISKS OF INVESTING IN THE CLASS A SHARES OF THE SERIES. NO CLASS B, C, D OR E SHARES WERE OUTSTANDING DURING THE PAST YEAR. CLASS B, C, D AND E SHARES WOULD HAVE DIFFERENT PERFORMANCE DUE TO THEIR DIFFERENT EXPENSES. THE BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE CLASS A SHARES OF THE SERIES FOR EACH FULL CALENDAR YEAR SINCE ITS INCEPTION. THE TOTAL RETURN TABLE SHOWS HOW THE AVERAGE ANNUAL TOTAL RETURNS FOR THE CLASS A SHARES FOR DIFFERENT CALENDAR PERIODS COMPARE TO THOSE OF THE MERRILL LYNCH U.S. TREASURY SHORT-TERM INDEX, A MARKET VALUE WEIGHTED MEASURE OF APPROXIMATELY 59 U.S. TREASURY SECURITIES.

THE MERRILL LYNCH U.S. TREASURY SHORT-TERM INDEX IS AN UNMANAGED INDEX OF U.S. TREASURY SECURITIES WITH MATURITIES RANGING FROM GREATER THAN ONE YEAR BUT LESS THAN THREE YEARS.

[Bar chart showing the percent total return for the Flexible Yield Series I for 1995, 1996, 1997 and 1998, with calendar years ended December 31st. The results are 10.79% for 1995, 3.65% for 1996, 6.41% for 1997 and no result for 1998. As the year has not ended.]



AVG. ANNUAL TOTAL RETURNS
(FOR PERIODS ENDED 12/31/98)    1 YEAR            SINCE INCEPTION ON 2/15/94

CLASS A SHARES                  XX.XX%            XX.XX%
------------------------------  ----------------  ------
INDEX:
------------------------------
  MERRILL LYNCH U.S. TREASURY
  SHORT-TERM INDEX              XX.XX%            XX.XX%
                                ----------------  ------

QUARTERLY RETURNS
HIGHEST:                        X.XX% IN XX QUARTER 19XX
------------------------------  -------------------------
LOWEST:                         X.XX% IN XX QUARTER 19XX
------------------------------  -------------------------



PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE SERIES WILL PERFORM IN THE FUTURE.

GOALS AND STRATEGIES

FLEXIBLE YIELD SERIES I

PRINCIPAL RISKS OF INVESTING IN THE SERIES

AS WITH MOST BOND FUNDS, THE VALUE OF YOUR INVESTMENT WILL FLUCTUATE WITH CHANGES IN INTEREST RATES. THIS MEANS THAT YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE SERIES OR THE SERIES COULD UNDERPERFORM IF ANY OF THE FOLLOWING OCCURS:
      INTEREST RATES GO UP, WHICH WILL MAKE BOND PRICES GO DOWN AND REDUCE THE VALUE OF THE SERIES' PORTFOLIO.
        THE ISSUER OF A BOND OWNED BY THE SERIES DEFAULTS ON ITS OBLIGATION TO PAY PRINCIPAL AND/OR INTEREST OR HAS ITS CREDIT RATING DOWNGRADED. THIS RISK IS HIGHER FOR LOWER QUALITY BONDS.
       AS INTEREST RATES DECLINE, THE ISSUERS OF SECURITIES HELD BY THE SERIES MAY PREPAY PRINCIPAL EARLIER THAN SCHEDULED, FORCING THE SERIES TO REINVEST IN LOWER YIELDING SECURITIES (PREPAYMENT OR CALL RISK).
       AS INTEREST RATES INCREASE, SLOWER THAN EXPECTED PRINCIPAL PAYMENTS MAY EXTEND THE AVERAGE LIFE OF FIXED INCOME SECURITIES, LOCKING IN BELOW-MARKET INTEREST RATES AND REDUCING THE VALUE OF THOSE SECURITIES (EXTENSION RISK).
          THE ADVISOR'S JUDGMENTS ABOUT THE ATTRACTIVENESS, RELATIVE VALUE OR POTENTIAL APPRECIATION OF A PARTICULAR SECTOR, SECURITY OR HEDGING STRATEGY PROVE TO BE INCORRECT.

THE ADVISOR'S EMPHASIS ON SECURITIES WITH SHORT-TERM MATURITIES WILL GENERALLY RESULT IN THE SERIES HAVING A LOWER YIELD AND LOWER PRICE VOLATILITY.

FEES AND EXPENSES OF THE SERIES
SINCE NO CLASS B, C, D OR E SHARES WERE OUTSTANDING DURING THE PAST YEAR, OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

THIS TABLE DESCRIBES THE FEES AND EXPENSES YOU MAY PAY IF YOU INVEST IN SHARES OF THE SERIES.



FOR THE YEAR ENDED 10/31/98              CLASS B   CLASS C CLASS D CLASS E

SHAREHOLDER FEES (PAID DIRECTLY
FROM YOUR INVESTMENT)                    NONE      NONE   NONE      NONE
--------------------------------------  --------  -----  --------  -----
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM
ASSETS OF THE SERIES)
--------------------------------------
MANAGEMENT FEE                           0.35%  0.35%     0.35%  0.35%
                                       --------  -----  --------  -----
DISTRIBUTION AND SERVICE
(RULE 12B-1) FEES                        1.00%  0.75%     0.50%  0.25%
                                       --------  -----  --------  -----
OTHER EXPENSES                           4.14%  4.14%     4.14%  4.14%
                                      --------  -----  --------  -----
TOTAL ANNUAL FUND OPERATING EXPENSES     5.49%  5.24%     4.99%  4.74%
                                      -------  -----  --------  -----

BECAUSE THE ADVISOR HAS AGREED TO LIMIT OPERATING EXPENSES,
ACTUAL EXPENSES WOULD HAVE BEEN:
------------------------------------------------------------
MANAGEMENT FEE                          0.00%  0.00%     0.00%  0.00%
--------------------                  --------  -----  --------  -----
DISTRIBUTION AND SERVICE
(RULE 12B-1) FEES                       1.00%  0.75%     0.50%  0.25%
                                      --------  -----  --------  -----
OTHER EXPENSES                          0.70%  0.70%     0.70%  0.70%
                                      --------  -----  --------  -----
TOTAL ANNUAL FUND OPERATING EXPENSES    1.70%  1.45%     1.20%  0.95%
------------------------------------  --------  -----  --------  -----




THE ADVISOR MAY CHANGE OR ELIMINATE THESE EXPENSE LIMITS AT ANY TIME.

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE SERIES WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.
THE EXAMPLE ASSUMES THAT:
     YOU INVEST $10,000 FOR THE PERIODS SHOWN
     YOU REDEEM AT THE END OF EACH PERIOD
     THE FUND'S OPERATING EXPENSES REMAIN THE SAME
     YOUR INVESTMENT HAS A 5% RETURN EACH YEAR

ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, UNDER THESE ASSUMPTIONS YOUR COSTS WOULD BE AS FOLLOWS:



                                         CLASS B   CLASS C   CLASS D   CLASS E

1 YEAR                                   $    548  $    523  $    499  $  475
---------------------------------------  --------  --------  --------  ------
3 YEARS                                  $  1,635  $  1,566  $  1,497  $1,428
---------------------------------------  --------  --------  --------  ------
WITH EXPENSE LIMITS, YOUR COSTS WOULD BE:
-----------------------------------------
1 YEAR                                   $    173  $    148  $    122  $   97
---------------------------------------  --------  --------  --------  ------
3 YEARS                                  $    536  $    459  $    381  $  303
---------------------------------------  --------  --------  --------  ------

GOALS AND STRATEGIES

FLEXIBLE YIELD SERIES II

INVESTMENT GOAL

MAXIMIZE TOTAL RETURN (E.G., A COMBINATION OF INCOME AND CAPITAL APPRECIATION) CONSISTENT WITH PRESERVATION OF CAPITAL.

KEY INVESTMENTS AND STRATEGIES

THE SERIES INVESTS PRIMARILY IN FIXED INCOME SECURITIES OF GOVERNMENTAL AND CORPORATE ISSUERS LOCATED IN THE UNITED STATES. THESE INCLUDE MORTGAGE-BACKED SECURITIES.

MATURITY
THE FUND GENERALLY MAINTAINS A DOLLAR-WEIGHTED AVERAGE MATURITY OF NOT MORE THAN 10 YEARS BUT MAY INVEST IN INDIVIDUAL SECURITIES HAVING ANY MATURITY.

CREDIT QUALITY
THE FUND INVESTS PRIMARILY IN INVESTMENT GRADE SECURITIES BUT MAY INVEST UP TO 20% OF ASSETS IN LOWER QUALITY BONDS, COMMONLY KNOWN AS "JUNK BONDS."

BOND SELECTION PROCESS
THE ADVISOR EMPHASIZES THOSE BOND MARKET SECTORS AND SELECTS FOR THE SERIES THOSE SECURITIES THAT ITS BELIEVES OFFER YIELDS SUFFICIENT TO COMPENSATE THE INVESTOR FOR THE RISKS SPECIFIC TO THE SECTOR OR SECURITY. IN ANALYZING THE RELATIVE ATTRACTIVENESS OF SECTORS AND INDIVIDUAL SECURITIES, THE ADVISOR
CONSIDERS:
     INTEREST RATE SENSITIVITY OF PARTICULAR SECTORS AND SECURITIES.
          NARROWING OR WIDENING OF INTEREST RATE SPREADS BETWEEN SECTORS, SECURITIES OF DIFFERENT CREDIT QUALITY OR SECURITIES OF DIFFERENT MATURITIES.
       FOR MORTGAGE-BACKED AND ASSET-BACKED SECURITIES, ANTICIPATED CHANGES IN AVERAGE PREPAYMENT RATES.

SUMMARY OF PAST PERFORMANCE
THE BAR CHART AND TOTAL RETURN TABLE INDICATE THE RISKS OF INVESTING IN THE CLASS A SHARES OF THE SERIES. NO CLASS B, C, D OR E SHARES WERE OUTSTANDING DURING THE PAST YEAR. CLASS B, C, D AND E SHARES WOULD HAVE DIFFERENT PERFORMANCE DUE TO THEIR DIFFERENT EXPENSES. THE BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE CLASS A SHARES OF THE SERIES FOR EACH FULL CALENDAR YEAR SINCE ITS INCEPTION. THE TOTAL RETURN TABLE SHOWS HOW THE AVERAGE ANNUAL TOTAL RETURNS FOR THE CLASS A SHARES FOR DIFFERENT CALENDAR PERIODS COMPARE TO THOSE OF THE MERRILL LYNCH CORPORATE/GOVERNMENT INTERMEDIATE INDEX, A MARKET VALUE WEIGHTED MEASURE OF APPROXIMATELY 4,561 CORPORATE AND GOVERNMENT BONDS.

THE MERRILL LYNCH CORPORATE/GOVERNMENT INTERMEDIATE INDEX IS AN UNMANAGED INDEX OF INVESTMENT GRADE BONDS WITH MATURITIES GREATER THAN ONE YEAR BUT LESS THAN 10 YEARS.

[Bar chart showing the percent total return for the Flexible Yield Series II for 1995, 1996, 1997 and 1998, with calendar years ended December 31st. The results are 17.33% for 1995, 1.92% for 1996, 8.24% for 1997 and no result for 1998. As the year has not ended.]




AVG. ANNUAL TOTAL RETURNS
(FOR PERIODS ENDED 12/31/98)    1 YEAR     SINCE INCEPTION ON 2/15/94

CLASS A SHARES                  XX.XX%     XX.XX%
------------------------------  ---------  ------
INDEX:
------------------------------
MERRILL LYNCH CORPORATE/
   GOVERNMENT INTERMED. INDEX   XX.XX%     XX.XX%
                                ---------  ------

QUARTERLY RETURNS
HIGHEST:                        XX.XX% IN XX QUARTER 19XX
LOWEST:                         XX.XX% IN XX QUARTER 19XX
------------------------------  --------------------------



PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE SERIES WILL PERFORM IN THE FUTURE.

GOALS AND STRATEGIES

FLEXIBLE YIELD SERIES II

PRINCIPAL RISKS OF INVESTING IN THE SERIES

AS WITH MOST BOND FUNDS, THE VALUE OF YOUR INVESTMENT WILL FLUCTUATE WITH CHANGES IN INTEREST RATES. THIS MEANS THAT YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE SERIES OR THE SERIES COULD UNDERPERFORM IF ANY OF THE FOLLOWING OCCURS
      INTEREST RATES GO UP, WHICH WILL MAKE BOND PRICES GO DOWN AND REDUCE THE VALUE OF THE SERIES' PORTFOLIO.
        THE ISSUER OF A BOND OWNED BY THE SERIES DEFAULTS ON ITS OBLIGATION TO PAY PRINCIPAL AND/OR INTEREST OR HAS ITS CREDIT RATING DOWNGRADED. THIS RISK IS HIGHER FOR LOWER QUALITY BONDS.
       AS INTEREST RATES DECLINE, THE ISSUERS OF SECURITIES HELD BY THE SERIES MAY PREPAY PRINCIPAL EARLIER THAN SCHEDULED, FORCING THE SERIES TO REINVEST IN LOWER YIELDING SECURITIES (PREPAYMENT OR CALL RISK).
       AS INTEREST RATES INCREASE, SLOWER THAN EXPECTED PRINCIPAL PAYMENTS MAY EXTEND THE AVERAGE LIFE OF FIXED INCOME SECURITIES, LOCKING IN BELOW-MARKET INTEREST RATES AND REDUCING THE VALUE OF THOSE SECURITIES (EXTENSION RISK).
          THE ADVISOR'S JUDGMENTS ABOUT THE ATTRACTIVENESS, RELATIVE VALUE OR POTENTIAL APPRECIATION OF A PARTICULAR SECTOR, SECURITY OR HEDGING STRATEGY PROVE TO BE INCORRECT.

THE ADVISOR'S EMPHASIS ON SECURITIES WITH INTERMEDIATE MATURITIES WILL GENERALLY RESULT IN THE SERIES EXPERIENCING MODERATE PRICE VOLATILITY IN REACTION TO CHANGING INTEREST RATES.

FEES AND EXPENSES OF THE SERIES
SINCE NO CLASS B, C, D OR E SHARES WERE OUTSTANDING DURING THE PAST YEAR, OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

THIS TABLE DESCRIBES THE FEES AND EXPENSES YOU MAY PAY IF YOU INVEST IN SHARES OF THE SERIES.



FOR THE YEAR ENDED 10/31/98              CLASS B   CLASS C   CLASS D   CLASS E

SHAREHOLDER FEES (PAID DIRECTLY
FROM YOUR INVESTMENT)                    NONE      NONE      NONE      NONE
---------------------------------------- -----  --------  --------  --------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM
ASSETS OF THE SERIES)
----------------------------------------------------------------
MANAGEMENT FEE                            0.45%     0.45%     0.45%     0.45%
                                         -----    --------  --------  --------
DISTRIBUTION AND SERVICE
(RULE 12B-1) FEES                        1.00%     0.75%     0.50%     0.25%
                                         -----    --------  --------  --------
OTHER EXPENSES                           4.25%     4.25%     4.25%     4.25%
                                         -----    --------  --------  --------
TOTAL ANNUAL FUND OPERATING EXPENSES      5.70%    5.455%     5.20%     4.95%
                                         -----    --------  --------  --------
BECAUSE THE ADVISOR HAS AGREED TO LIMIT OPERATING EXPENSES,
ACTUAL EXPENSES WOULD HAVE BEEN:
---------------------------------------------------------
MANAGEMENT FEE                            0.00%     0.00%     0.00%     0.00%
----------------------------------------  -----  --------  --------  --------
DISTRIBUTION AND SERVICE
(RULE 12B-1) FEES                         1.00%     0.75%     0.50%     0.25%
                                          -----  --------  --------  --------
OTHER EXPENSES                             0.80%     0.80%     0.80%     0.80%
                                          -----  --------  --------  --------
 TOTAL ANNUAL FUND OPERATING EXPENSES      1.80%     1.55%     1.30%     1.05%
----------------------------------------  -----  --------  --------  --------




THE ADVISOR MAY CHANGE OR ELIMINATE THESE EXPENSE LIMITS AT ANY TIME.

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE SERIES WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

THE EXAMPLE ASSUMES THAT:
     YOU INVEST $10,000 FOR THE PERIODS SHOWN
     YOU REDEEM AT THE END OF EACH PERIOD
     THE FUND'S OPERATING EXPENSES REMAIN THE SAME
     YOUR INVESTMENT HAS A 5% RETURN EACH YEAR

ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, UNDER THESE ASSUMPTIONS YOUR COSTS WOULD BE AS FOLLOWS:



                                           CLASS B   CLASS C  CLASS D  CLASS E

1 YEAR                                     $  568  $  544  $  519  $    495
-----------------------------------------  ------  ------  ------  --------
3 YEARS                                    $1,692   1,624  $1,555  $  1,486
-----------------------------------------  ------  ------  ------  --------
WITH EXPENSE LIMITS, YOUR COSTS WOULD BE:
-----------------------------------------
1 YEAR                                     $  183  $  158  $  132  $    107
-----------------------------------------  ------  ------  ------  --------
3 YEARS                                    $  566  $  490  $  412  $    334
-----------------------------------------  ------  ------  ------  --------

GOALS AND STRATEGIES

FLEXIBLE YIELD SERIES IIIFLEXIBLE YIELD SERIES III

INVESTMENT GOAL

MAXIMIZE TOTAL RETURN (E.G., A COMBINATION OF INCOME AND CAPITAL APPRECIATION) CONSISTENT WITH PRESERVATION OF CAPITAL.

KEY INVESTMENTS AND STRATEGIES

THE SERIES INVESTS PRIMARILY IN FIXED INCOME SECURITIES OF GOVERNMENTAL AND CORPORATE ISSUERS LOCATED IN THE UNITED STATES. THESE INCLUDE MORTGAGE-BACKED SECURITIES.

MATURITY
THE FUND IS NOT SUBJECT TO ANY MATURITY RESTRICTIONS BUT WILL VARY ITS AVERAGE DOLLAR-WEIGHTED PORTFOLIO MATURITY DEPENDING ON THE ADVISOR'S OUTLOOK FOR INTEREST RATES.


CREDIT QUALITY
THE FUND INVESTS PRIMARILY IN INVESTMENT GRADE SECURITIES BUT MAY INVEST UP TO 20% OF ASSETS IN LOWER QUALITY BONDS, COMMONLY KNOWN AS "JUNK BONDS."

BOND SELECTION PROCESS
THE ADVISOR EMPHASIZES THOSE BOND MARKET SECTORS AND SELECTS FOR THE SERIES THOSE SECURITIES THAT IT BELIEVES OFFER YIELDS SUFFICIENT TO COMPENSATE THE INVESTOR FOR THE RISKS SPECIFIC TO THE SECTOR OR SECURITY. IN ANALYZING THE RELATIVE ATTRACTIVENESS OF SECTORS AND INDIVIDUAL SECURITIES, THE ADVISOR
CONSIDERS:
     INTEREST RATE SENSITIVITY OF PARTICULAR SECTORS AND SECURITIES.
          NARROWING OR WIDENING OF INTEREST RATE SPREADS BETWEEN SECTORS, SECURITIES OF DIFFERENT CREDIT QUALITY OR SECURITIES OF DIFFERENT MATURITIES.
       FOR MORTGAGE-BACKED AND ASSET-BACKED SECURITIES, ANTICIPATED CHANGES IN AVERAGE PREPAYMENT RATES.

SUMMARY OF PAST PERFORMANCE
THE BAR CHART AND TOTAL RETURN TABLE INDICATE THE RISKS OF INVESTING IN THE CLASS A SHARES OF THE SERIES. NO CLASS B, C, D OR E SHARES WERE OUTSTANDING DURING THE PAST YEAR. CLASS B, C, D AND E SHARES WOULD HAVE DIFFERENT PERFORMANCE DUE TO THEIR DIFFERENT EXPENSES. THE BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE CLASS A SHARES OF THE SERIES FOR EACH FULL CALENDAR YEAR SINCE ITS INCEPTION. THE TOTAL RETURN TABLE SHOWS HOW THE AVERAGE ANNUAL TOTAL RETURNS FOR THE CLASS A SHARES FOR DIFFERENT CALENDAR PERIODS COMPARE TO THOSE OF THE MERRILL LYNCH CORPORATE/GOVERNMENT BOND INDEX, A MARKET VALUE WEIGHTED MEASURE OF APPROXIMATELY 6,378 CORPORATE AND GOVERNMENT BONDS.

THE MERRILL LYNCH CORPORATE/GOVERNMENT BOND INDEX IS AN UNMANAGED INDEX OF INVESTMENT GRADE CORPORATE AND GOVERNMENT BONDS WITH MATURITIES GREATER THAN ONE YEAR.

[Bar chart showing the percent total return for the Flexible Yield Series III for 1994, 1995, 1996, 1997 and 1998, with calendar years ended December 31st. The results are - 5.83% for 1994, 22.09% for 1995, 0.45% for 1996, 11.17% for
1997 and no result for 1998. As the year has not ended.]



AVG. ANNUAL TOTAL RETURNS
(FOR PERIODS ENDED 12/31/98)  1 YEAR   5 YEARS   SINCE INCEPTION ON 12/20/93

CLASS A SHARES                XX.XX%    XX.XX%    X.XX%
----------------------------  -------  --------  -------------
INDEX:
----------------------------
  MERRILL LYNCH
  CORPORATE/GOVERNMENT
  BOND INDEX                  XX.XX%   XX.XX%    XX.XX%
                              -------  --------  -------------

QUARTERLY RETURNS
HIGHEST:                      X.XX% IN XX QUARTER 19XX
----------------------------  -------------------------
LOWEST:                       X.XX% IN XX QUARTER 19XX
----------------------------  -------------------------




PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE SERIES WILL PERFORM IN THE FUTURE.

GOALS AND STRATEGIES

FLEXIBLE YIELD SERIES III

PRINCIPAL RISKS OF INVESTING IN THE SERIES

AS WITH MOST BOND FUNDS, THE VALUE OF YOUR INVESTMENT WILL FLUCTUATE WITH CHANGES IN INTEREST RATES. THIS MEANS THAT YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE SERIES OR THE SERIES COULD UNDERPERFORM IF ANY OF THE FOLLOWING OCCURS:
      INTEREST RATES GO UP, WHICH WILL MAKE BOND PRICES GO DOWN AND REDUCE THE VALUE OF THE SERIES' PORTFOLIO.
        THE ISSUER OF A BOND OWNED BY THE SERIES DEFAULTS ON ITS OBLIGATION TO PAY PRINCIPAL AND/OR INTEREST OR HAS ITS CREDIT RATING DOWNGRADED. THIS RISK IS HIGHER FOR LOWER QUALITY BONDS.
       AS INTEREST RATES DECLINE, THE ISSUERS OF SECURITIES HELD BY THE SERIES MAY PREPAY PRINCIPAL EARLIER THAN SCHEDULED, FORCING THE SERIES TO REINVEST IN LOWER YIELDING SECURITIES (PREPAYMENT OR CALL RISK).
       AS INTEREST RATES INCREASE, SLOWER THAN EXPECTED PRINCIPAL PAYMENTS MAY EXTEND THE AVERAGE LIFE OF FIXED INCOME SECURITIES, LOCKING IN BELOW-MARKET INTEREST RATES AND REDUCING THE VALUE OF THOSE SECURITIES (EXTENSION RISK).
          THE ADVISOR'S JUDGMENTS ABOUT THE ATTRACTIVENESS, RELATIVE VALUE OR POTENTIAL APPRECIATION OF A PARTICULAR SECTOR, SECURITY OR HEDGING STRATEGY PROVE TO BE INCORRECT.

SINCE THE SERIES HAS NO STATED MATURITY TARGET, THE SERIES MAY EXPERIENCE GREATER PRICE VOLATILITY IN REACTION TO CHANGING INTEREST RATES.

FEES AND EXPENSES OF THE SERIES
SINCE NO CLASS B, C, D OR E SHARES WERE OUTSTANDING DURING THE PAST YEAR, OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

THIS TABLE DESCRIBES THE FEES AND EXPENSES YOU MAY PAY IF YOU INVEST IN SHARES OF THE SERIES.




FOR THE YEAR ENDED 10/31/98               CLASS B CLASS C CLASS D CLASS E

SHAREHOLDER FEES (PAID DIRECTLY
FROM YOUR INVESTMENT)                     NONE    NONE    NONE    NONE
----------------------------------------  -----  -----    -----   -----
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM ASSETS OF THE SERIES)
---------------------------------------------------------------------
MANAGEMENT FEE                           0.50%   0.50%    0.50%  0.50%
                                         -----   -----    -----  -----
DISTRIBUTION AND SERVICE
(RULE 12B-1) FEES                        1.00%   0.75%    0.50%  0.25%
                                        -----    -----    -----  -----
OTHER EXPENSES                           1.85%   1.85%    1.85%  1.85%
                                        -----   -----     -----  -----
TOTAL ANNUAL FUND OPERATING EXPENSES     3.35%   3.10%    2.85%  2.60%
                                        -----   -----     -----  -----
BECAUSE THE ADVISOR HAS AGREED TO LIMIT OPERATING EXPENSES,
ACTUAL EXPENSES WOULD HAVE BEEN:
-----------------------------------------------------------
MANAGEMENT FEE                          0.00%    0.00%    0.00%  0.00%
--------------------------------------  -----    -----    -----  -----
DISTRIBUTION AND SERVICE
(RULE 12B-1) FEES                       1.00%    0.75%    0.50%  0.25%
                                        -----    -----    -----  -----
OTHER EXPENSES                          0.85%    0.85%    0.85%  0.85%
                                        -----    -----    -----  -----
TOTAL ANNUAL FUND OPERATING EXPENSES    1.85%    1.60%    1.35%  1.10%
--------------------------------------- -----    -----    -----  -----





THE ADVISOR MAY CHANGE OR ELIMINATE THESE EXPENSE LIMITS AT ANY TIME.

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE SERIES WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.
THE EXAMPLE ASSUMES THAT:
     YOU INVEST $10,000 FOR THE PERIODS SHOWN
     YOU REDEEM AT THE END OF EACH PERIOD
     THE FUND'S OPERATING EXPENSES REMAIN THE SAME
     YOUR INVESTMENT HAS A 5% RETURN EACH YEAR

ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, UNDER THESE ASSUMPTIONS YOUR COSTS WOULD BE AS FOLLOWS:



                                           CLASS B  CLASS C  CLASS D CLASS E

1 YEAR                                     $  338  $313      $288    $  263
-----------------------------------------  ------  ----      ----    ------
3 YEARS                                    $1,030  $957      $883    $  808
-----------------------------------------  ------  ----      ----    ------
WITH EXPENSE LIMITS, YOUR COSTS WOULD BE:
-----------------------------------------
1 YEAR                                     $  188  $163      $137    $  112
-----------------------------------------  ------  ----      ----    ------
3 YEARS                                    $  582  $505      $428    $  350
-----------------------------------------  ------  ----      ----    ------

MORE ABOUT THE SERIES' INVESTMENTS

PRINCIPAL INVESTMENTS
    FIXED INCOME EACH SERIES MAY INVEST IN A VARIETY OF FIXED INCOME SECURITIES. THESE SECURITIES MAY BE ISSUED BY THE U.S. GOVERNMENT OR ANY OF ITS AGENCIES, FOREIGN GOVERNMENTS, SUPRANATIONAL ENTITIES SUCH AS THE WORLD BANK, AND U.S. AND FOREIGN COMPANIES.

INVESTMENTS IN FIXED INCOME SECURITIES MAY BE OF ANY CREDIT QUALITY AND HAVE ALL TYPES OF INTEREST RATE PAYMENT AND RESET TERMS, INCLUDING FIXED RATE, ADJUSTABLE RATE, ZERO COUPON AND PAY IN KIND. LOWER QUALITY BONDS, COMMONLY KNOWN AS "JUNK BONDS," ARE CONSIDERED SPECULATIVE BECAUSE THEY HAVE A HIGHER RISK OF ISSUER DEFAULT, ARE SUBJECT TO GREATER PRICE VOLATILITY AND MAY BE ILLIQUID.

    MORTGAGE-BACKED SECURITIES MORTGAGE-BACKED SECURITIES MAY BE ISSUED BY PRIVATE COMPANIES OR BY AGENCIES OF
THE U.S. GOVERNMENT. MORTGAGE-BACKED SECURITIES REPRESENT DIRECT OR INDIRECT PARTICIPATIONS IN, OR ARE COLLATERALIZED BY AND PAYABLE FROM, MORTGAGE LOANS SECURED BY REAL PROPERTY.

FOR MORTGAGE DERIVATIVES AND STRUCTURED SECURITIES THAT HAVE IMBEDDED LEVERAGE FEATURES, SMALL CHANGES IN INTEREST OR PREPAYMENT RATES MAY CAUSE LARGE AND SUDDEN PRICE MOVEMENTS. MORTGAGE DERIVATIVES CAN ALSO BECOME ILLIQUID AND HARD TO VALUE IN DECLINING MARKETS.

DERIVATIVE CONTRACTS
A DERIVATIVE CONTRACT WILL OBLIGATE OR ENTITLE A SERIES TO DELIVER OR RECEIVE AN ASSET OR A CASH PAYMENT THAT IS BASED ON THE CHANGE IN VALUE OF A DESIGNATED SECURITY, INDEX OR CURRENCY. THE SERIES MAY, BUT ARE NOT REQUIRED TO, USE DERIVATIVE CONTRACTS FOR ANY OF THE FOLLOWING PURPOSES:

    TO HEDGE AGAINST ADVERSE CHANGES IN THE MARKET VALUE OF SECURITIES HELD BY OR TO BE BOUGHT FOR A SERIES. THESE CHANGES MAY BE CAUSED BY CHANGING INTEREST RATES.
  AS A SUBSTITUTE FOR PURCHASING OR SELLING SECURITIES.
  TO SHORTEN OR LENGTHEN THE EFFECTIVE MATURITY OR DURATION OF A SERIES' FIXED INCOME PORTFOLIO.
    IN NON-HEDGING SITUATIONS, TO ATTEMPT TO PROFIT FROM ANTICIPATED MARKET DEVELOPMENTS.

EVEN A SMALL INVESTMENT IN DERIVATIVE CONTRACTS CAN HAVE A BIG IMPACT ON CURRENCY AND INTEREST RATE EXPOSURE. COUNTERPARTIES TO OVER-THE-COUNTER (OTC) DERIVATIVE CONTRACTS PRESENT THE SAME TYPES OF DEFAULT RISK AS ISSUERS OF FIXED INCOME SECURITIES. DERIVATIVES CAN ALSO MAKE A SERIES LESS LIQUID AND HARDER TO VALUE, ESPECIALLY IN DECLINING MARKETS.

ADDITIONAL INVESTMENTS AND RISKS
    FOREIGN SECURITIES EACH SERIES MAY INVEST IN U.S. DOLLAR DENOMINATED SECURITIES OF FOREIGN ISSUERS (I.E., YANKEE BONDS). PRICES OF FOREIGN SECURITIES MAY GO DOWN BECAUSE OF FOREIGN GOVERNMENT ACTIONS, POLITICAL INSTABILITY OR THE MORE LIMITED AVAILABILITY OF ACCURATE INFORMATION ABOUT FOREIGN COMPANIES. THESE RISKS MAY BE MORE SEVERE FOR SECURITIES OF ISSUERS IN EMERGING MARKETS.
    ASSET-BACKED SECURITIES ASSET-BACKED SECURITIES REPRESENT PARTICIPATIONS IN, OR ARE SECURED BY AND PAYABLE FROM, ASSETS SUCH AS INSTALLMENT SALES OR LOAN CONTRACTS, LEASES, CREDIT CARD RECEIVABLES AND OTHER CATEGORIES OF RECEIVABLES.
    CORRELATION RISK CHANGES IN THE VALUE OF DERIVATIVE CONTRACTS OR OTHER HEDGING INSTRUMENTS MAY NOT MATCH OR FULLY OFFSET CHANGES IN THE VALUE OF THE HEDGED PORTFOLIO SECURITIES.

DEFENSIVE INVESTING
EACH SERIES MAY DEPART FROM ITS PRINCIPAL INVESTMENT STRATEGIES BY TAKING TEMPORARY DEFENSIVE POSITIONS IN RESPONSE TO ADVERSE MARKET, ECONOMIC OR POLITICAL CONDITIONS. IF A SERIES TAKES A TEMPORARY DEFENSIVE POSITION, IT MAY BE UNABLE TO ACHIEVE ITS INVESTMENT GOAL.

THE SERIES' INVESTMENT GOALS
THE SERIES' BOARD OF DIRECTORS MAY CHANGE EACH SERIES' INVESTMENT GOAL (DESCRIBED ABOVE UNDER "GOALS AND STRATEGIES") WITHOUT OBTAINING THE APPROVAL OF THE SERIES' SHAREHOLDERS. A SERIES MIGHT NOT SUCCEED IN ACHIEVING ITS GOAL.

THE ADVISOR

THE ADVISOR
EACH SERIES' ADVISOR IS EXETER ASSET MANAGEMENT, A DIVISION OF MANNING & NAPIER ADVISORS, INC., 1100 CHASE SQUARE, ROCHESTER, NEW YORK 14604. THE ADVISOR IS RESPONSIBLE FOR THE DAY-TO-DAY OPERATIONS OF THE SERIES AND GENERALLY IS RESPONSIBLE FOR SUPERVISION OF THE SERIES' OVERALL BUSINESS AFFAIRS, SERVICE PROVIDERS AND OFFICERS.

A TEAM MADE UP OF INVESTMENT PROFESSIONALS AND ANALYSTS EMPLOYED BY THE ADVISOR MAKES ALL OF THE SERIES' INVESTMENT DECISIONS.

MANAGEMENT FEES
IN RETURN FOR THE SERVICES IT PROVIDES TO EACH SERIES, THE ADVISOR RECEIVES A MANAGEMENT FEE, WHICH IS COMPUTED DAILY AND PAYABLE MONTHLY BY THE SERIES AS DESCRIBED BELOW.

THE ADVISOR HAS AGREED TO LIMIT THE SERIES' MANAGEMENT FEES AND OTHER EXPENSES. THESE LIMITATIONS ARE TEMPORARY AND MAY BE CHANGED AT ANY TIME.

ANNUAL MANAGEMENT FEES
(AS A PERCENTAGE OF DAILY NET ASSETS)

SERIES     CONTRACTUAL MANAGEMENT FEE
FLEXIBLE YIELD SERIES I         0.35%
FLEXIBLE YIELD SERIES II        0.45%
FLEXIBLE YIELD SERIES III       0.50%

THE DISTRIBUTOR
THE DISTRIBUTOR OF THE SERIES' SHARES IS MANNING & NAPIER INVESTOR SERVICES, INC. CLASS B, C, D AND E SHARES ARE OFFERED ONLY THROUGH A FINANCIAL INTERMEDIARY. FINANCIAL INTERMEDIARIES INCLUDE FINANCIAL PLANNERS, INVESTMENT ADVISERS, BROKER-DEALERS OR OTHER FINANCIAL INSTITUTIONS WITH AN AGREEMENT WITH THE DISTRIBUTOR. YOU MAY ONLY PURCHASE THAT CLASS OF SHARES WHICH YOUR FINANCIAL INTERMEDIARY SELLS OR SERVICES.

CLASS B SHARES ARE ONLY AVAILABLE THROUGH BROKER-DEALERS WHO MAINTAIN AN OMNIBUS ACCOUNT WITH THE DISTRIBUTOR ON BEHALF OF INVESTORS. CLASS C SHARES ARE AVAILABLE ONLY THROUGH FINANCIAL INTERMEDIARIES WHO ESTABLISH INDIVIDUAL SHAREHOLDER ACCOUNTS WITH THE FUND IN THE NAME OF INVESTORS OR MAINTAIN CERTAIN TYPES OF OMNIBUS ACCOUNTS WITH THE DISTRIBUTOR. CLASS E SHARES ARE ONLY AVAILABLE THROUGH FINANCIAL INTERMEDIARIES WHO PROVIDE CERTAIN SHAREHOLDER SERVICES TO THE FUND. CLASS D SHARES ARE NOT CURRENTLY AVAILABLE.
  YOUR FINANCIAL INTERMEDIARY CAN TELL YOU WHICH CLASS OF SHARES IS AVAILABLE THROUGH THE INTERMEDIARY.

DISTRIBUTION PLANS
THE FUND HAS ADOPTED RULE 12B-1 DISTRIBUTION PLANS FOR THE CLASS B, C, D AND E SHARES OF EACH SERIES. UNDER THE PLANS, THE CLASS B, C, D AND E SHARES PAY DISTRIBUTION AND/OR SERVICE FEES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS) EQUAL TO: 1.00%, 0.75%, 0.50%, AND 0.25%, RESPECTIVELY. THESE FEES ARE AN ONGOING EXPENSE AND OVER TIME MAY COST YOU MORE THAN OTHER TYPES OF SALES CHARGES.

HOW TO BUY AND HOW TO REDEEM SHARES

HOW TO BUY SHARES

CLASS  B,  C,  D  OR  E  SHARES  ARE  ONLY  AVAILABLE  THROUGH  YOUR FINANCIAL
INTERMEDIARY. YOU MAY BE SUBJECT TO INITIAL AND SUBSEQUENT MINIMUMS ESTABLISHED BY YOUR FINANCIAL INTERMEDIARY FOR THE PURCHASE OF SHARES. EACH SERIES RESERVES THE RIGHT TO REJECT PURCHASE ORDERS OR TO STOP OFFERING ITS SHARES WITHOUT NOTICE TO SHAREHOLDERS.

THE SERIES' DISTRIBUTOR IMPOSES NO SALES CHARGE ON PURCHASES AND REDEMPTIONS OF SHARES OF A SERIES. HOWEVER, YOUR FINANCIAL INTERMEDIARY MAY CHARGE YOU A TRANSACTION FEE ON PURCHASES AND REDEMPTIONS.

THROUGH THE FUND
BY MAIL
IF YOUR FINANCIAL INTERMEDIARY DOES NOT PROVIDE ACCOUNT MAINTENANCE SERVICES, CONTACT THE FUND TO PURCHASE SHARES.

OPENING AN ACCOUNT
        SEND A CHECK PAYABLE TO EXETER FUND, INC., WITH THE COMPLETED ORIGINAL ACCOUNT APPLICATION. THE ADDRESS IS:
EXETER FUND, INC.
P.O. BOX 41118
ROCHESTER, NY  14604
     TO REQUEST AN ACCOUNT APPLICATION, CALL THE FUND AT 1-800-466-3863.

ADDING TO AN ACCOUNT
BY WIRE
         SEND A CHECK PAYABLE TO EXETER FUND, INC. AND A LETTER OF INSTRUCTION WITH THE NAME OF THE SERIES TO BE PURCHASED AND THE ACCOUNT NAME AND NUMBER.

OPENING OR ADDING  TO AN ACCOUNT
       AFTER THE FUND HAS RECEIVED YOUR COMPLETED ACCOUNT APPLICATION, YOU MAY WIRE FUNDS TO OPEN OR ADD SHARES TO YOUR ACCOUNT. BEFORE SENDING A WIRE,
 CALL 1-800-466-3863 FOR WIRE INSTRUCTIONS.

THROUGH THE AUTOMATIC INVESTMENT PLAN
YOU MAY PARTICIPATE IN THE AUTOMATIC INVESTMENT PLAN BY COMPLETING THE APPLICABLE SECTION OF THE ACCOUNT APPLICATION OR CONTACTING YOUR FINANCIAL INTERMEDIARY OR THE FUND. THROUGH THE PLAN, YOU CAN AUTHORIZE TRANSFERS OF A SPECIFIED AMOUNT FROM YOUR BANK ACCOUNT INTO THE SERIES ON A REGULAR BASIS. THE MINIMUM AMOUNT OF EACH INVESTMENT IS $25. IF YOU HAVE INSUFFICIENT FUNDS IN YOUR ACCOUNT TO COMPLETE A TRANSFER, YOUR BANK MAY CHARGE YOU A FEE.

HOW TO REDEEM SHARES

IF YOUR FINANCIAL INTERMEDIARY PROVIDES ACCOUNT MAINTENANCE SERVICES, CONTACT YOUR FINANCIAL INTERMEDIARY TO REDEEM SHARES. IF NOT:

THROUGH THE FUND
BY MAIL
      SEND A LETTER OF INSTRUCTION TO EXETER FUND, INC., AT THE ADDRESS ABOVE, SIGNED BY EACH REGISTERED ACCOUNT OWNER.
        STATE THE NAME OF THE SERIES, THE CLASS AND NUMBER OF SHARES OR DOLLAR AMOUNT TO BE SOLD.
     PROVIDE THE ACCOUNT NUMBER.
     SIGNATURE GUARANTEES MAY BE REQUIRED.
     ADDITIONAL DOCUMENTATION MAY BE REQUIRED (CALL THE FUND FOR DETAILS).

EACH SERIES MAY POSTPONE PAYMENT OF REDEMPTION PROCEEDS FOR UP TO SEVEN DAYS, OR SUSPEND REDEMPTIONS TO THE EXTENT PERMITTED BY LAW. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK, YOUR REDEMPTION PROCEEDS WILL NOT BE SENT TO YOU FOR 15 DAYS.

HOW TO EXCHANGE SHARES

MORE ABOUT PURCHASES AND REDEMPTIONS

ALL ORDERS TO PURCHASE OR REDEEM SHARES ACCEPTED BY THE DISTRIBUTOR, TRANSFER AGENT OR OTHER AGENT BEFORE THE CLOSE OF TRADING ON THE NEW YORK STOCK EXCHANGE (NYSE) WILL BE EXECUTED AT THAT DAY'S SHARE PRICE. ORDERS ACCEPTED AFTER THAT DAY'S CLOSE WILL BE EXECUTED AT THE NEXT BUSINESS DAY'S PRICE. ALL ORDERS MUST INCLUDE THE REQUIRED DOCUMENTATION AND SIGNATURES, AND ALL PURCHASE ORDERS MUST BE ACCOMPANIED BY PROPER PAYMENT.

THE FUND HAS AUTHORIZED SEVERAL FINANCIAL INTERMEDIARIES TO ACCEPT PURCHASE AND REDEMPTION ORDERS ON ITS BEHALF, AND THESE INTERMEDIARIES ARE AUTHORIZED TO DESIGNATE OTHER INTERMEDIARIES TO ACCEPT PURCHASE AND REDEMPTION ORDERS ON THE FUND'S BEHALF. THE FUND WILL BE DEEMED TO HAVE RECEIVED AN ORDER WHEN AN AUTHORIZED FINANCIAL INTERMEDIARY OR ITS AUTHORIZED DESIGNEEE ACCEPTS THE ORDER, AND ORDERS PLACED WITH AN AUTHORIZED FINANCIAL INTERMEDIARY WILL BE PROCESSED AT THE SHARE PRICE OF THE APPLICABLE SERIES NEXT COMPUTED AFTER THEY ARE ACCEPTED BY THE FINANCIAL INTERMEDIARY OR ITS DESIGNEE.

HOW TO EXCHANGE SHARES

YOU MAY EXCHANGE SHARES OF A SERIES FOR THE SAME CLASS OF SHARES OF ANY OTHER SERIES OF EXETER FUND, IF THE REGISTRATION OF BOTH ACCOUNTS IS IDENTICAL. IF RECEIVED WITH PROPER DOCUMENTATION BEFORE THE CLOSE OF TRADING ON THE NYSE, EXCHANGE REQUESTS WILL BE EXECUTED AT THAT DAY'S SHARE PRICES. OTHERWISE, THEY WILL BE EXECUTED AT THE PRICES DETERMINED ON THE NEXT BUSINESS DAY AFTER RECEIPT WITH PROPER DOCUMENTATION.

THE MINIMUM EXCHANGE AMOUNT IS $1,000 (OR ALL THE SHARES IN YOUR ACCOUNT, IF LESS THAN $1,000). YOU MAY EXCHANGE UP TO 4 TIMES DURING ANY 12-MONTH PERIOD WITHOUT PAYING A SALES CHARGE OR ANY OTHER FEE. FOR ANY ADDITIONAL EXCHANGES, YOU MAY BE CHARGED $15 PER EXCHANGE. A SERIES MAY REFUSE ANY EXCHANGE ORDER AND MAY ALTER, LIMIT OR SUSPEND ITS EXCHANGE PRIVILEGE ON 60 DAYS' NOTICE. AN EXCHANGE INVOLVES A TAXABLE REDEMPTION OF SHARES SURRENDERED IN THE EXCHANGE.

THROUGH THE FUND
IF YOUR FINANCIAL INTERMEDIARY DOES NOT PROVIDE ACCOUNT MAINTENANCE SERVICES, CONTACT THE FUND TO EXCHANGE SHARES.
BY MAIL
         SEND A LETTER OF INSTRUCTION TO EXETER FUND, INC., AT P.O. BOX 41118, ROCHESTER, NY 14604, SIGNED BY EACH REGISTERED ACCOUNT OWNER, EXACTLY AS
 YOUR NAMES APPEAR ON THE ACCOUNT REGISTRATION.
          PROVIDE THE NAME OF THE CURRENT SERIES, CLASS OF SHARES, SERIES TO EXCHANGE INTO AND DOLLAR AMOUNT TO BE EXCHANGED.
     PROVIDE BOTH ACCOUNT NUMBERS.

BY TELEPHONE
          UNLESS YOU HAVE DECLINED TELEPHONE PRIVILEGES, CALL THE FUND AT 1-800-466-3863.
          PROVIDE THE NAME OF THE CURRENT SERIES, CLASS OF SHARES, SERIES TO EXCHANGE INTO AND DOLLAR AMOUNT TO BE EXCHANGED.
     PROVIDE BOTH ACCOUNT NUMBERS.
       THE FUND MAY ASK FOR IDENTIFICATION, AND ALL TELEPHONE TRANSACTIONS ARE RECORDED.

INVESTMENT AND ACCOUNT INFORMATION

ACCOUNTS WITH LOW BALANCES
IF YOUR ACCOUNT FALLS BELOW $1,000 DUE TO THE REDEMPTION OF SHARES, THE FUND MAY ASK YOU TO BRING YOUR ACCOUNT UP TO THE MINIMUM REQUIREMENT. IF YOUR ACCOUNT IS STILL BELOW $1,000 AFTER 60 DAYS, THE FUND MAY CLOSE YOUR ACCOUNT AND SEND YOU THE REDEMPTION PROCEEDS.

IN-KIND PURCHASES AND REDEMPTIONS
SECURITIES YOU OWN MAY BE USED TO PURCHASE SHARES OF A SERIES. THE ADVISOR WILL DETERMINE IF ACQUIRING THE SECURITIES IS CONSISTENT WITH THE SERIES' GOALS AND POLICIES. IF ACCEPTED, THE SECURITIES WILL BE VALUED THE SAME WAY THE SERIES VALUES SECURITIES IT ALREADY OWNS.

A  SERIES  MAY  MAKE  PAYMENT  FOR  SHARES  IN  PART  BY  GIVING YOU PORTFOLIO
SECURITIES.    AS  A  REDEEMING SHAREHOLDER, YOU WILL PAY TRANSACTION COSTS TO
DISPOSE OF THESE SECURITIES.

SIGNATURE GUARANTEES
A SIGNATURE GUARANTEE MAY BE REQUIRED FOR ANY WRITTEN REQUEST TO SELL SHARES, OR TO CHANGE THE ACCOUNT REGISTRATION.

THE TRANSFER AGENT WILL ACCEPT SIGNATURE GUARANTEES FROM:
     MEMBERS OF THE STAMP PROGRAM OR THE NYSE'S MEDALLION SIGNATURE PROGRAM. A BROKER OR SECURITIES DEALER.
     A FEDERAL SAVINGS, COOPERATIVE OR OTHER TYPE OF BANK.
     A SAVINGS AND LOAN OR OTHER THRIFT INSTITUTION.
     A CREDIT UNION.
     A SECURITIES EXCHANGE OR CLEARING AGENCY.

A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

VALUATION OF SHARES
EACH SERIES OFFERS ITS SHARES AT THE NET ASSET VALUE (NAV) PER SHARE OF THE SERIES. NAV IS CALCULATED SEPARATELY FOR EACH CLASS OF SHARES. EACH SERIES CALCULATES ITS NAV ONCE DAILY AS OF THE CLOSE OF REGULAR TRADING ON THE NEW YORK STOCK EXCHANGE (GENERALLY AT 4:00 P.M., NEW YORK TIME) ON EACH DAY THE EXCHANGE IS OPEN. IF THE EXCHANGE CLOSES EARLY, THE SERIES WILL ACCELERATE THE CALCULATION OF NAV AND TRANSACTION DEADLINES TO THAT TIME.

EACH SERIES VALUES THE SECURITIES IN ITS PORTFOLIO ON THE BASIS OF MARKET QUOTATIONS AND VALUATIONS PROVIDED BY INDEPENDENT PRICING SERVICES. IF
QUOTATIONS  ARE  NOT  READILY  AVAILABLE,  OR THE VALUE OF A SECURITY HAS BEEN
MATERIALLY AFFECTED BY EVENTS OCCURRING AFTER THE CLOSING OF A FOREIGN EXCHANGE, EACH SERIES VALUES ITS ASSETS BY A METHOD THAT THE DIRECTORS BELIEVE ACCURATELY REFLECTS FAIR VALUE. A SERIES THAT USES FAIR VALUE TO PRICE SECURITIES MAY VALUE THOSE SECURITIES HIGHER OR LOWER THAN ANOTHER SERIES THAT USES MARKET QUOTATIONS TO PRICE THE SAME SECURITIES.

YEAR 2000 ISSUE
INFORMATION TECHNOLOGY EXPERTS ARE CONCERNED ABOUT COMPUTER SYSTEMS' ABILITY TO PROCESS DATE-RELATED INFORMATION ON AND AFTER JANUARY 1, 2000. THIS SITUATION, COMMONLY KNOWN AS THE "YEAR 2000" ISSUE, COULD HAVE AN ADVERSE IMPACT ON THE SERIES. THE ADVISOR, THE TRANSFER AGENT AND THE DISTRIBUTOR ARE ADDRESSING THE YEAR 2000 ISSUE FOR THEIR
SYSTEMS. THE SERIES HAVE BEEN INFORMED BY THEIR OTHER SERVICE PROVIDERS THAT THEY ARE TAKING SIMILAR MEASURES. ALTHOUGH THE SERIES DO NOT EXPECT THE YEAR
2000 ISSUE TO ADVERSELY AFFECT THEM, THE SERIES CANNOT GUARANTEE THAT THE EFFORTS OF THE SERIES OR THEIR SERVICE PROVIDERS TO CORRECT THE PROBLEM WILL BE SUCCESSFUL.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS
THE SERIES EACH GENERALLY:

     PAY DIVIDENDS QUARTERLY, IN MARCH, JUNE, SEPTEMBER AND DECEMBER.
          MAKES CAPITAL GAINS DISTRIBUTIONS, IF ANY, ONCE A YEAR, TYPICALLY IN DECEMBER.

A SERIES MAY PAY ADDITIONAL DISTRIBUTIONS AND DIVIDENDS AT OTHER TIMES IF NECESSARY FOR THE SERIES TO AVOID A FEDERAL TAX.

CAPITAL  GAIN  DISTRIBUTIONS AND DIVIDENDS ARE REINVESTED IN ADDITIONAL SHARES
OF THE SAME CLASS THAT YOU HOLD. ALTERNATIVELY, YOU CAN INSTRUCT YOUR FINANCIAL INTERMEDIARY OR, THE TRANSFER AGENT IN WRITING OR BY TELEPHONE, TO HAVE YOUR CAPITAL GAINS AND/OR DIVIDENDS PAID IN CASH. YOU CAN CHANGE YOUR CHOICE AT ANY TIME TO BE EFFECTIVE AS OF THE NEXT DISTRIBUTION OR DIVIDEND, EXCEPT THAT ANY CHANGE GIVEN TO THE FUND AFTER THE RECORD DATE WILL NOT BE EFFECTIVE UNTIL THE NEXT DISTRIBUTION OR DIVIDEND IS MADE. NO INTEREST WILL ACCRUE ON AMOUNTS REPRESENTED BY UNCASHED DISTRIBUTION OR REDEMPTION CHECKS.

TAXES

TRANSACTION          FEDERAL TAX STATUS

REDEMPTION OR EXCHANGE OF SHARES            USUALLY TAXABLE AS CAPITAL GAIN
                                            OR LOSS; LONG-TERM ONLY IF SHARES
                                            OWNED MORE THAN ONE YEAR

LONG-TERM CAPITAL GAIN DISTRIBUTIONS        TAXABLE AS LONG-TERM CAPITAL GAIN

SHORT-TERM CAPITAL GAIN DISTRIBUTIONS       TAXABLE AS ORDINARY INCOME

DIVIDENDS                                   TAXABLE AS ORDINARY INCOME

IF YOU ARE A TAXABLE INVESTOR, YOU MAY WANT TO AVOID BUYING SHARES WHEN THE SERIES IS ABOUT TO DECLARE A CAPITAL GAIN DISTRIBUTION OR A DIVIDEND, BECAUSE IT WILL BE TAXABLE TO YOU EVEN THOUGH IT MAY ACTUALLY BE A RETURN OF A PORTION OF YOUR INVESTMENT.

AFTER THE END OF EACH YEAR, THE SERIES WILL PROVIDE YOU WITH INFORMATION ABOUT THE DISTRIBUTIONS AND DIVIDENDS THAT YOU RECEIVED AND ANY REDEMPTIONS OF SHARES DURING THE PREVIOUS YEAR. IN CALCULATING YOUR GAIN OR LOSS ON ANY SALE OF SHARES, NOTE THAT YOUR TAX BASIS IN YOUR SHARES IS INCREASED BY THE AMOUNTS OF DIVIDENDS AND DISTRIBUTIONS THAT YOU HAVE REINVESTED IN A SERIES. DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE AS DESCRIBED ABOVE WHETHER RECEIVED IN CASH OR REINVESTED. IF YOU DO NOT PROVIDE THE SERIES WITH YOUR CORRECT
TAXPAYER IDENTIFICATION NUMBER AND ANY REQUIRED CERTIFICATIONS, YOU MAY BE SUBJECT TO BACK-UP WITHHOLDING OF 31% OF YOUR DISTRIBUTIONS, DIVIDENDS AND REDEMPTION PROCEEDS. BECAUSE EACH SHAREHOLDER'S CIRCUMSTANCES ARE DIFFERENT AND SPECIAL TAX RULES MAY APPLY, YOU SHOULD CONSULT WITH YOUR TAX ADVISER ABOUT YOUR INVESTMENT IN THE SERIES AND YOUR RECEIPT OF DIVIDENDS, DISTRIBUTIONS OR REDEMPTION PROCEEDS.

                                                             [BACK COVER PAGE]

EXETER FUND, INC.
FLEXIBLE YIELD SERIES I
FLEXIBLE YIELD SERIES II
FLEXIBLE YIELD SERIES III


SHAREHOLDER REPORTS AND THE STATEMENT OF ADDITIONAL INFORMATION (SAI). ANNUAL AND SEMIANNUAL REPORTS TO SHAREHOLDERS PROVIDE ADDITIONAL INFORMATION ABOUT EACH SERIES' INVESTMENTS. THESE REPORTS DISCUSS THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED EACH SERIES' PERFORMANCE DURING ITS LAST FISCAL YEAR. THE SAI PROVIDES MORE DETAILED INFORMATION ABOUT EACH SERIES. IT IS INCORPORATED BY REFERENCE INTO THIS COMBINED PROSPECTUS.

HOW TO OBTAIN THESE REPORTS AND ADDITIONAL INFORMATION.

     YOU MAY OBTAIN SHAREHOLDER REPORTS AND THE SAI OR OTHER INFORMATION ABOUT THE FUND WITHOUT CHARGE, BY CALLING 1-800-466-3863 OR SENDING WRITTEN
 REQUESTS TO EXETER FUND, INC., P.O. BOX 41118, ROCHESTER, NEW YORK 14604.

          YOU MAY REVIEW SHAREHOLDER REPORTS, THE PROSPECTUS AND SAI AT THE SECURITIES AND EXCHANGE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. THE SEC CHARGES A FEE FOR THIS SERVICE. INFORMATION ABOUT THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330. YOU CAN GET THE SAME REPORTS AND INFORMATION FREE FROM THE SEC'S INTERNET WEB SITE
 (HTTP://WWW.SEC.GOV).


IF SOMEONE MAKES A STATEMENT THAT IS NOT IN THIS PROSPECTUS ABOUT ANY OF THE SERIES, YOU SHOULD NOT RELY UPON THAT INFORMATION. NEITHER THE SERIES NOR THEIR DISTRIBUTOR IS OFFERING TO SELL SHARES OF THE SERIES TO ANY PERSON TO WHOM THE SERIES MAY NOT LAWFULLY SELL THEIR SHARES.

INVESTMENT COMPANY ACT FILE NO. 811-04087

                                                                        [LOGO]











PROSPECTUS

MARCH 1, 1999

EXETER FUND, INC.


TAX MANAGED SERIES


CLASS A SHARES




THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THE SERIES' SHARES AS AN INVESTMENT OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY STATEMENT TO THE CONTRARY IS A CRIME.

     [INTENTIONALLY LEFT BLANK]

CONTENTS



EXETER ASSET MANAGEMENT IS A DIVISION OF MANNING AND NAPIER ADVISORS, INC., WHICH WAS FOUNDED IN 1970, AND MANAGES OVER $7 BILLION FOR INDIVIDUAL AND INSTITUTIONAL INVESTORS.

                                              PAGE

GOAL AND STRATEGIES                             4
MORE ABOUT THE SERIES' INVESTMENTS              6
THE ADVISOR                                     7
HOW TO BUY SHARES                               8
HOW TO EXCHANGE AND HOW TO REDEEM SHARES        9
INVESTMENT AND ACCOUNT INFORMATION              10
DIVIDENDS, DISTRIBUTIONS AND TAXES              11
FINANCIAL HIGHLIGHTS                            12


YOU SHOULD KNOW

AN INVESTMENT IN THE SERIES IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

GOAL AND STRATEGIES

INVESTMENT GOAL

MAXIMIZE LONG-TERM GROWTH WHILE ATTEMPTING TO MINIMIZE THE IMPACT OF TAXES ON THE SERIES' TOTAL RETURN.

KEY INVESTMENTS

THE  SERIES  INVESTS  PRIMARILY IN COMMON STOCKS AND OTHER EQUITY SECURITIES.
THE SERIES MAY ALSO INVEST IN AMERICN DEPOSITARY RECEIPTS (ADRS) AND OTHER U.S. DOLLAR DENOMINATED SECURITIES OF FOREIGN ISSUERS.

INVESTMENT STRATEGIES

THE ADVISOR USES A "BOTTOM-UP" STRATEGY, FOCUSING ON INDIVIDUAL SECURITY SELECTION BASED ON ITS PROPRIETARY INVESTMENT STRATEGIES AND DISCIPLINES. THE ADVISOR USES FUNDAMENTAL ANALYSIS TO SELECT INDIVIDUAL SECURITIES OF COMPANIES THAT IT BELIEVES WILL MAKE ATTRACTIVE LONG-TERM INVESTMENTS. THE ADVISOR LOOKS FOR ONE OR MORE OF THE FOLLOWING CHARACTERISTICS:
        STRONG STRATEGIC PROFILES (E.G., STRONG MARKET POSITION, BENEFITS FROM TECHNOLOGY, CAPITAL APPRECIATION IN A MATURE MARKET AND HIGH BARRIERS TO
 ENTRY).
     IMPROVING MARKET SHARE IN CONSOLIDATING INDUSTRIES.
     LOW PRICE RELATIVE TO FUNDAMENTAL OR BREAKUP VALUE.

TAX MANAGEMENT STRATEGIES

WHILE PURSUING ITS GOAL OF LONG-TERM GROWTH, THE ADVISOR ALSO ATTEMPTS TO MINIMIZE THE IMPACT OF TAXES ON THE SERIES' TOTAL RETURN BY:
          INVESTING PRIMARILY IN LOW DIVIDEND, CAPITAL APPRECIATION ORIENTED STOCKS. IN GENERAL, THESE STOCKS GENERATE LOWER CURRENT TAXABLE INCOME THAN
 MOST FIXED INCOME SECURITIES AND HIGH DIVIDEND STOCKS.
         AVOIDING SALES OF APPRECIATED SECURITIES THAT RESULT IN CAPITAL GAIN, EXCEPT WHEN THERE ARE COMPELLING INVESTMENT REASONS FOR THE SALE.
       WHEN SELLING A POSITION IN A SECURITY, FOCUSING ON THE HIGHEST COST LOT OF THAT SECURITY FIRST, WHICH REDUCES THE AMOUNT OF CAPITAL GAIN (OR
 INCREASES THE AMOUNT OF LOSS) REALIZED BY THE SERIES.
         WHEN APPROPRIATE, FAVORING THE SALE OF SECURITIES PRODUCING LONG-TERM GAIN TO THOSE PRODUCING SHORT-TERM GAIN.
         WHEN APPROPRIATE, SELLING DEPRECIATED SECURITIES TO REALIZE LOSSES TO OFFSET REALIZED CAPITAL GAINS.
          WHEN APPROPRIATE, USING A PERMITTED TAX ACCOUNTING METHODOLOGY TO MINIMIZE TAXABLE DISTRIBUTIONS.


SUMMARY OF PAST PERFORMANCE

THE BAR CHART AND TOTAL RETURN TABLE INDICATE THE RISKS OF INVESTING IN THE SERIES. THE BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE CLASS A SHARES OF THE SERIES FOR EACH FULL CALENDAR YEAR SINCE ITS INCEPTION. THE TOTAL RETURN TABLE SHOWS HOW THE AVERAGE ANNUAL TOTAL RETURNS FOR THE CLASS A SHARES FOR DIFFERENT CALENDAR PERIODS COMPARE TO THOSE OF THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX, AN UNMANAGED INDEX OF COMMON STOCKS.

[BAR CHART SHOWING THE PERCENT TOTAL RETURN FOR THE TAX MANAGED SERIES FOR 1996, 1997 AND 1998, WITH CALENDAR YEARS ENDED DECEMBER 31ST. THE RESULTS ARE
22.98 % FOR 1996, 21.76% FOR 1997 AND NO RESULT FOR 1998, AS THE YEAR HAS NOT ENDED.]




AVERAGE ANNUAL TOTAL RETURNS
(FOR PERIODS ENDED 12/31/98)   1 YEAR    SINCE INCEPTION ON 11/1/95

CLASS A SHARES                 XX.XX%    XX.XX%
-----------------------------  --------- -------
S&P 500 INDEX                  XX.XX%    XX.XX%
-----------------------------  --------- -------

QUARTERLY RETURNS

HIGHEST:                       XX.XX% IN XX QUARTER 199X
LOWEST:                       -XX.XX% IN XX QUARTER 199X
-----------------------------  ---------------------------





PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE SERIES WILL PERFORM IN THE FUTURE.

PRINCIPAL RISKS OF INVESTING IN THE SERIES

YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE SERIES OR THE SERIES COULD UNDERPERFORM IF ANY OF THE FOLLOWING OCCURS:
     THE U.S. AND/OR FOREIGN STOCK MARKET GOES DOWN.
      LOWER-YIELDING, CAPITAL APPRECIATION ORIENTED STOCKS GO DOWN IN VALUE OR UNDERPERFORM HIGHER-YIELDING STOCKS.
       AN ADVERSE EVENT, SUCH AS AN UNFAVORABLE EARNINGS REPORT, DEPRESSES THE VALUE OF A PARTICULAR COMPANY'S STOCK.
          THE ADVISOR'S JUDGMENTS ABOUT THE ATTRACTIVENESS, RELATIVE VALUE OR POTENTIAL APPRECIATION OF A SECURITY OR STRATEGY PROVE TO BE INCORRECT.
THE SERIES USES THE TAX MANAGEMENT STRATEGIES DESCRIBED ON THE OPPOSITE PAGE TO MINIMIZE THE AMOUNT OF DISTRIBUTIONS SUBJECT TO STATE AS WELL AS FEDERAL TAXATION. HOWEVER, THE ADVISOR DOES NOT ATTEMPT TO ADDRESS THE TAX LAWS OF ANY PARTICULAR STATE. THE ADVISOR WILL FOLLOW TAX MANAGEMENT STRATEGIES ONLY TO THE EXTENT THAT THEY DO NOT CONFLICT WITH THE SERIES' GOAL OF MAXIMIZING LONG-TERM GROWTH OR THE OPERATION OF THE SERIES. THE SERIES MAY REALIZE SHORT-TERM GAIN ON THE SALE OF A SECURITY IF THE ADVISOR BELIEVES IT WILL DECLINE IN VALUE, TO INCREASE DIVERSIFICATION, OR TO RAISE CASH TO PAY EXPENSES OR MEET REDEMPTION REQUESTS. IN ADDITION, SOME SECURITIES IN THE SERIES' PORTFOLIO WILL REGULARLY GENERATE TAXABLE INCOME. AT TIMES, TAX MANAGED FUNDS ARE MORE VOLATILE THAN OTHER FUNDS BECAUSE THEY TEND TO HOLD STOCKS LONGER TO AVOID REALIZING GAIN DUE TO PORTFOLIO TURNOVER.


WHO MAY WANT TO INVEST

THE SERIES MAY BE AN APPROPRIATE INVESTMENT IF YOU ARE:
     IN A HIGH FEDERAL TAX BRACKET AND ARE SEEKING HIGH AFTER-TAX RETURN. SEEKING A LONG-TERM INVESTMENT (FIFTEEN YEARS OR MORE) AND ARE WILLING TO
ACCEPT THE RISK OF SHORT-TERM STOCK MARKET SWINGS.
     SEEKING TO BALANCE YOUR PORTFOLIO BY ADDING AN EQUITY COMPONENT.
          A CUSTODIAN FOR A MINOR CHILD'S UGMA/UTMA ACCOUNT, SEEKING FAVORABLE CAPITAL GAIN RATES.





FEES AND EXPENSES OF THE SERIES

THIS TABLE DESCRIBES THE FEES AND EXPENSES YOU MAY PAY IF YOU INVEST IN THE SERIES.

FOR THE YEAR ENDED 10/31/98                   TAX MANAGED SERIES


SHAREHOLDER FEES (PAID
DIRECTLY FROM YOUR INVESTMENT)                 NONE
---------------------------------------------  -----
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE
DEDUCTED FROM ASSETS OF THE SERIES)
--------------------------------------------
MANAGEMENT FEE                                 1.00%
                                               -----
DISTRIBUTION AND SERVICE(RULE 12B-1) FEES      NONE
                                               -----
OTHER EXPENSES                                 4.17%
                                               -----
TOTAL ANNUAL FUND OPERATING EXPENSES           5.17%
                                                -----
BECAUSE THE ADVISOR HAS AGREED TO LIMIT OPERATING EXPENSES,
ACTUAL EXPENSES WERE:
------------------------------------------------------------
MANAGEMENT FEE                                  0.00%
--------------------------------------         -----
OTHER EXPENSES                                  1.20%
                                               -----
TOTAL ANNUAL FUND OPERATING EXPENSES            1.20%
---------------------------------------------  -----




THE ADVISOR MAY CHANGE OR ELIMINATE THESE EXPENSE LIMITS AT ANY TIME.

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE SERIES WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

THE EXAMPLE ASSUMES THAT:
     YOU INVEST $10,000 FOR THE PERIODS SHOWN
     YOU REDEEM AT THE END OF EACH PERIOD
     THE FUND'S OPERATING EXPENSES REMAIN THE SAME
     YOUR INVESTMENT HAS A 5% RETURN EACH YEAR

ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER,
UNDER THESE ASSUMPTIONS YOUR COSTS WOULD BE:
AFTER   AFTER     AFTER     AFTER
1 YEAR  3 YEARS   5 YEARS   10 YEARS
-------  --------  --------  ---------
$517    $ 1,547   $ 2,574   $ 5,126
 --------  --------  ---------
WITH EXPENSE LIMITS, YOUR COSTS WOULD BE:
-----------------------------------------
$122    $ 381     $ 660     $ 1,455
------- --------  --------  ---------


ABOUT THE SERIES' INVESTMENTS

PRINCIPAL INVESTMENTS
        EQUITY  THE SERIES MAY INVEST IN EQUITY SECURITIES OF U.S. AND FOREIGN
COMPANIES.    THESE  SECURITIES  INCLUDE  EXCHANGE-TRADED AND OVER-THE-COUNTER
(OTC) COMMON AND PREFERRED STOCKS, WARRANTS, RIGHTS, CONVERTIBLE DEBT SECURITIES, TRUST CERTIFICATES, PARTNERSHIP INTERESTS AND EQUITY PARTICIPATIONS.

       FOREIGN SECURITIES THE SERIES MAY INVEST IN ADRS AND OTHER U.S. DOLLAR DENOMINATED SECURITIES OF FOREIGN ISSUERS. PRICES OF FOREIGN SECURITIES MAY GO DOWN BECAUSE OF FOREIGN GOVERNMENT ACTIONS, POLITICAL INSTABILITY OR THE MORE LIMITED AVAILABILITY OF ACCURATE INFORMATION ABOUT FOREIGN COMPANIES. THESE RISKS MAY BE MORE SEVERE FOR SECURITIES OF ISSUERS IN EMERGING MARKETS.


   FIXED INCOME THE SERIES MAY INVEST UP TO 35% OF ITS ASSETS IN FIXED INCOME SECURITIES OF ANY MATURITY OR DURATION. THESE SECURITIES MAY BE ISSUED BY THE U.S. GOVERNMENT OR ANY OF ITS AGENCIES, FOREIGN GOVERNMENTS, SUPRANATIONAL ENTITIES SUCH AS THE WORLD BANK, AND U.S. AND FOREIGN COMPANIES.

INVESTMENTS IN FIXED INCOME SECURITIES MAY BE OF ANY CREDIT QUALITY AND MAY HAVE ALL TYPES OF INTEREST RATE PAYMENT AND RESET TERMS. THEY MAY INCLUDE MORTGAGE-BACKED, ASSET-BACKED AND DERIVATIVE SECURITIES AS WELL AS LOWER QUALITY BONDS COMMONLY KNOWN AS "JUNK BONDS." THESE BONDS ARE CONSIDERED SPECULATIVE BECAUSE THEY HAVE A HIGHER RISK OF ISSUER DEFAULT, ARE SUBJECT TO GREATER PRICE VOLATILITY AND MAY BE ILLIQUID.

DERIVATIVE CONTRACTS
A DERIVATIVE CONTRACT WILL OBLIGATE OR ENTITLE THE SERIES TO DELIVER OR RECEIVE AN ASSET OR A CASH PAYMENT THAT IS BASED ON THE CHANGE IN VALUE OF A DESIGNATED SECURITY, INDEX OR CURRENCY. THE SERIES MAY, BUT IS NOT REQUIRED TO, USE DERIVATIVE CONTRACTS FOR ANY OF THE FOLLOWING PURPOSES:

    TO HEDGE AGAINST ADVERSE CHANGES IN THE MARKET VALUE OF SECURITIES HELD BY OR TO BE BOUGHT FOR THE SERIES. THESE CHANGES MAY BE CAUSED BY CHANGING INTEREST RATES OR STOCK MARKET PRICES.

  AS A SUBSTITUTE FOR PURCHASING OR SELLING SECURITIES.

    TO SHORTEN OR LENGTHEN THE EFFECTIVE MATURITY OR DURATION OF THE SERIES' FIXED INCOME PORTFOLIO.

    IN NON-HEDGING SITUATIONS, TO ATTEMPT TO PROFIT FROM ANTICIPATED MARKET DEVELOPMENTS.

COUNTERPARTIES TO OTC DERIVATIVE CONTRACTS PRESENT THE SAME TYPES OF DEFAULT RISK AS ISSUERS OF FIXED INCOME SECURITIES.

DEFENSIVE INVESTING
THE SERIES MAY DEPART FROM ITS PRINCIPAL INVESTMENT STRATEGIES BY TAKING TEMPORARY DEFENSIVE POSITIONS IN RESPONSE TO ADVERSE MARKET, ECONOMIC OR POLITICAL CONDITIONS. IF THE SERIES TAKES A TEMPORARY DEFENSIVE POSITION, IT MAY BE UNABLE TO ACHIEVE ITS INVESTMENT GOAL.


THE SERIES' INVESTMENT GOAL
THE SERIES' BOARD OF DIRECTORS MAY CHANGE ITS INVESTMENT GOAL (DESCRIBED ABOVE UNDER "GOALS AND STRATEGIES") WITHOUT OBTAINING THE APPROVAL OF THE SHAREHOLDERS. THE SERIES MIGHT NOT SUCCEED IN ACHIEVING ITS GOAL.

THE ADVISOR

THE ADVISOR


THE SERIES' ADVISOR IS EXETER ASSET MANAGEMENT, A DIVISION OF MANNING & NAPIER ADVISORS, INC., 1100 CHASE SQUARE, ROCHESTER, NEW YORK, 14604. THE ADVISOR IS RESPONSIBLE FOR THE DAY-TO-DAY OPERATIONS OF THE SERIES AND GENERALLY IS
RESPONSIBLE FOR SUPERVISION OF THE SERIES' OVERALL BUSINESS AFFAIRS, SERVICE PROVIDERS AND OFFICERS.

A TEAM MADE UP OF INVESTMENT PROFESSIONALS AND ANALYSTS EMPLOYED BY THE ADVISOR MAKES ALL OF THE SERIES' INVESTMENT DECISIONS.



MANAGEMENT FEES


IN RETURN FOR THE SERVICES IT PROVIDES TO THE SERIES, THE ADVISOR RECEIVES A MANAGEMENT FEE, WHICH IS COMPUTED DAILY AND PAYABLE MONTHLY BY THE SERIES AS DESCRIBED BELOW.


THE ADVISOR HAS AGREED TO LIMIT THE SERIES' MANAGEMENT FEES AND OTHER EXPENSES. THESE LIMITATIONS ARE TEMPORARY AND MAY BE CHANGED AT ANY TIME.


ANNUAL MANAGEMENT FEES (AS A PERCENTAGE OF DAILY NET ASSETS)



                    ACTUAL
                    MANAGEMENT        CONTRACTUAL   CURRENT
                    FEE PAID FOR      MANAGEMENT    EXPENSE
                    YEAR ENDED        FEE           LIMITATION
                    10/31/98

TAX MANAGED SERIES  0.00%             1.00%         1.20%
------------------  -----             -----         -----




 THE DISTRIBUTOR


THE DISTRIBUTOR OF THE SERIES' SHARES IS MANNING & NAPIER INVESTOR SERVICES, INC. CLASS A SHARES ARE OFFERED TO INVESTORS WHO PURCHASE SHARES DIRECTLY FROM THE DISTRIBUTOR OR THROUGH CERTAIN REGISTERED INVESTMENT ADVISERS. CLASS A SHARES ARE NOT SUBJECT TO ANY DISTRIBUTION OR SHAREHOLDER SERVICING FEES.


YEAR 2000 ISSUE


INFORMATION TECHNOLOGY EXPERTS ARE CONCERNED ABOUT COMPUTER SYSTEMS' ABILITY TO PROCESS DATE-RELATED INFORMATION ON AND AFTER JANUARY 1, 2000. THIS SITUATION, COMMONLY KNOWN AS THE "YEAR 2000" ISSUE, COULD HAVE AN ADVERSE IMPACT ON THE SERIES. THE ADVISOR, THE TRANSFER AGENT AND THE DISTRIBUTOR ARE ADDRESSING THE YEAR 2000 ISSUE FOR THEIR SYSTEMS. THE SERIES HAS BEEN INFORMED BY ITS OTHER SERVICE PROVIDERS THAT THEY ARE TAKING SIMILAR MEASURES.
  ALTHOUGH THE SERIES DOES NOT EXPECT THE YEAR 2000 ISSUE TO ADVERSELY AFFECT IT, THE SERIES CANNOT GUARANTEE THAT THE EFFORTS OF THE SERIES OR ITS SERVICE PROVIDERS TO CORRECT THE PROBLEM WILL BE SUCCESSFUL.

HOW TO BUY SHARESHOW TO BUY SHARES

HOW TO BUY SHARES

THE  MINIMUM INITIAL INVESTMENT IS $2,000, AND THE MINIMUM FOR EACH ADDITIONAL
INVESTMENT  IS  $100.    THE  MINIMUM  INVESTMENT  REQUIREMENTS  ARE LOWER FOR
PARTICIPANTS IN THE AUTOMATIC INVESTMENT PLAN, WHICH IS DESCRIBED BELOW. THESE INVESTMENT MINIMUMS MAY BE WAIVED AT THE ADVISOR'S DISCRETION.

ALL ORDERS TO PURCHASE SHARES ACCEPTED BY THE DISTRIBUTOR, TRANSFER AGENT OR OTHER AGENT BEFORE THE CLOSE OF TRADING ON THE NEW YORK STOCK EXCHANGE (NYSE) ON ANY DAY WILL BE EXECUTED AT THAT DAY'S SHARE PRICE. ORDERS ACCEPTED AFTER THAT DAY'S CLOSE WILL BE EXECUTED AT THE NEXT BUSINESS DAY'S PRICE. ALL ORDERS MUST INCLUDE THE REQUIRED DOCUMENTATION AND BE ACCOMPANIED BY PROPER PAYMENT. EACH SERIES RESERVES THE RIGHT TO REJECT PURCHASE ORDERS OR TO STOP OFFERING ITS SHARES WITHOUT NOTICE TO SHAREHOLDERS.

BY MAIL

OPENING AN ACCOUNT

        SEND A CHECK PAYABLE TO EXETER FUND, INC., WITH THE COMPLETED ORIGINAL ACCOUNT APPLICATION. THE ADDRESS IS:
EXETER FUND, INC.
P.O. BOX 41118
ROCHESTER, NY  14604

     TO REQUEST AN ACCOUNT APPLICATION, CALL THE FUND AT 1-800-466-3863.

ADDING TO AN ACCOUNT

         SEND A CHECK PAYABLE TO EXETER FUND, INC. AND A LETTER OF INSTRUCTION WITH THE NAME OF THE SERIES TO BE PURCHASED
AND THE ACCOUNT NAME AND NUMBER.

BY WIRE

OPENING AN ACCOUNT
OR
ADDING TO AN ACCOUNT

       AFTER THE FUND HAS RECEIVED YOUR COMPLETED ACCOUNT APPLICATION, YOU MAY WIRE FUNDS TO OPEN OR ADD SHARES TO YOUR
ACCOUNT.  BEFORE SENDING A WIRE, CALL 1-800-466-3863 FOR WIRE INSTRUCTIONS.

AUTOMATIC INVESTMENT PLAN

YOU MAY PARTICIPATE IN THE AUTOMATIC INVESTMENT PLAN BY COMPLETING THE APPLICABLE SECTION OF THE ACCOUNT APPLICATION OR CONTACTING THE FUND. THROUGH THE PLAN, YOU CAN AUTHORIZE TRANSFERS OF A SPECIFIED AMOUNT FROM YOUR BANK ACCOUNT INTO THE SERIES ON A REGULAR BASIS. THE MINIMUM AMOUNT OF EACH INVESTMENT IS $25. IF YOU HAVE INSUFFICIENT FUNDS IN YOUR ACCOUNT TO COMPLETE A TRANSFER, YOUR BANK MAY CHARGE YOU A FEE.

HOW  TO  EXCHANGE  AND  HOW  TO REDEEM SHARESHOW TO EXCHANGE AND HOW TO REDEEM
SHARES

HOW TO EXCHANGE SHARES

YOU MAY EXCHANGE CLASS A SHARES OF THE SERIES FOR CLASS A SHARES OF ANY OTHER SERIES OF EXETER FUND, IF THE REGISTRATION OF BOTH ACCOUNTS IS IDENTICAL. IF RECEIVED WITH PROPER DOCUMENTATION BEFORE THE CLOSE OF TRADING ON THE NYSE, EXCHANGE REQUESTS WILL BE EXECUTED AT THAT DAY'S SHARE PRICES. OTHERWISE, THEY WILL BE EXECUTED AT THE PRICES DETERMINED ON THE NEXT BUSINESS DAY AFTER RECEIPT WITH PROPER DOCUMENTATION.

THE MINIMUM EXCHANGE AMOUNT IS $1,000 (OR ALL THE SHARES IN YOUR ACCOUNT, IF LESS THAN $1,000). YOU MAY EXCHANGE UP TO 4 TIMES DURING ANY 12-MONTH PERIOD WITHOUT PAYING A SALES CHARGE OR ANY OTHER FEE. FOR ANY ADDITIONAL EXCHANGES, YOU MAY BE CHARGED $15 PER EXCHANGE. THE SERIES MAY REFUSE ANY EXCHANGE ORDER AND MAY ALTER, LIMIT OR SUSPEND ITS EXCHANGE PRIVILEGE ON 60 DAYS' NOTICE. AN EXCHANGE INVOLVES A TAXABLE REDEMPTION OF SHARES SURRENDERED IN THE EXCHANGE.

BY MAIL

      SEND A LETTER OF INSTRUCTION TO EXETER FUND, INC., AT THE ADDRESS ON THE OPPOSITE PAGE, SIGNED BY EACH REGISTERED
ACCOUNT OWNER, EXACTLY AS YOUR NAMES APPEAR ON THE ACCOUNT REGISTRATION.
          PROVIDE THE NAME OF THE CURRENT SERIES, CLASS OF SHARES, SERIES TO EXCHANGE INTO AND DOLLAR AMOUNT TO BE EXCHANGED.
     PROVIDE BOTH ACCOUNT NUMBERS.

BY TELEPHONE
          UNLESS YOU HAVE DECLINED TELEPHONE PRIVILEGES, CALL THE FUND AT 1-800-466-3863.
          PROVIDE THE NAME OF THE CURRENT SERIES, CLASS OF SHARES, SERIES TO EXCHANGE INTO AND DOLLAR AMOUNT TO BE EXCHANGED.
     PROVIDE BOTH ACCOUNT NUMBERS.
       THE FUND MAY ASK FOR IDENTIFICATION, AND ALL TELEPHONE TRANSACTIONS ARE RECORDED.

HOW TO REDEEM SHARES

ALL ORDERS TO REDEEM SHARES ACCEPTED BY THE DISTRIBUTOR, TRANSFER AGENT OR OTHER AGENT BEFORE THE CLOSE OF TRADING ON THE NYSE ON ANY DAY WILL BE
EXECUTED AT THAT DAY'S SHARE PRICE. ORDERS ACCEPTED AFTER THE CLOSE OF TRADING WILL BE EXECUTED AT THE NEXT BUSINESS DAY'S PRICE. ALL REDEMPTION ORDERS MUST INCLUDE THE REQUIRED DOCUMENTATION AND SIGNATURES. THE SERIES MAY POSTPONE PAYMENT OF REDEMPTION PROCEEDS FOR UP TO SEVEN DAYS, OR SUSPEND REDEMPTIONS TO THE EXTENT PERMITTED BY LAW. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK, YOUR REDEMPTION PROCEEDS WILL NOT BE SENT TO YOU FOR 15 DAYS.

BY MAIL

      SEND A LETTER OF INSTRUCTION TO EXETER FUND, INC., AT THE ADDRESS ON THE OPPOSITE PAGE, SIGNED BY EACH REGISTERED ACCOUNT OWNER.
        STATE THE NAME OF THE SERIES, THE CLASS AND NUMBER OF SHARES OR DOLLAR AMOUNT TO BE SOLD.
     PROVIDE THE ACCOUNT NUMBER.
     SIGNATURE GUARANTEES MAY BE REQUIRED.
     ADDITIONAL DOCUMENTATION MAY BE REQUIRED (CALL THE FUND FOR DETAILS).

AND ACCOUNT INFORMATION

ACCOUNTS WITH LOW BALANCES


IF YOUR ACCOUNT FALLS BELOW $1,000 DUE TO THE REDEMPTION OF SHARES, THE FUND MAY ASK YOU TO BRING YOUR ACCOUNT UP TO THE MINIMUM REQUIREMENT. IF YOUR ACCOUNT IS STILL BELOW $1,000 AFTER 60 DAYS, THE FUND MAY CLOSE YOUR ACCOUNT AND SEND YOU THE REDEMPTION PROCEEDS.

IN-KIND PURCHASES AND REDEMPTIONS

SECURITIES YOU OWN MAY BE USED TO PURCHASE SHARES OF THE SERIES. THE ADVISOR WILL DETERMINE IF ACQUIRING THE SECURITIES IS CONSISTENT WITH THE SERIES' GOAL AND POLICIES. IF ACCEPTED, THE SECURITIES WILL BE VALUED THE SAME WAY THE SERIES VALUES SECURITIES IT ALREADY OWNS.

THE  SERIES  MAY  MAKE  PAYMENT  FOR  SHARES  IN  PART BY GIVING YOU PORTFOLIO
SECURITIES.    AS  A  REDEEMING SHAREHOLDER, YOU WILL PAY TRANSACTION COSTS TO
DISPOSE OF THESE SECURITIES.

SIGNATURE GUARANTEES

A SIGNATURE GUARANTEE MAY BE REQUIRED FOR ANY WRITTEN REQUEST TO SELL SHARES, OR TO CHANGE THE ACCOUNT REGISTRATION.

THE TRANSFER AGENT WILL ACCEPT SIGNATURE GUARANTEES FROM:
     MEMBERS OF THE STAMP PROGRAM OR THE NYSE'S MEDALLION SIGNATURE PROGRAM. A BROKER OR SECURITIES DEALER.
     A FEDERAL SAVINGS, COOPERATIVE OR OTHER TYPE OF BANK.
     A SAVINGS AND LOAN OR OTHER THRIFT INSTITUTION.
     A CREDIT UNION.
     A SECURITIES EXCHANGE OR CLEARING AGENCY.

A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

VALUATION OF SHARES

THE SERIES OFFERS ITS SHARES AT ITS NET ASSET VALUE (NAV) PER SHARE. THE SERIES CALCULATES ITS NAV ONCE DAILY AS OF THE CLOSE OF REGULAR TRADING ON THE NEW YORK STOCK EXCHANGE (GENERALLY AT 4:00 P.M., NEW YORK TIME) ON EACH DAY THE EXCHANGE IS OPEN. IF THE EXCHANGE CLOSES EARLY, THE SERIES WILL ACCELERATE THE CALCULATION OF NAV AND TRANSACTION DEADLINES TO THAT TIME.

THE SERIES VALUES THE SECURITIES IN ITS PORTFOLIO ON THE BASIS OF MARKET QUOTATIONS AND VALUATIONS PROVIDED BY INDEPENDENT PRICING SERVICES. IF
QUOTATIONS  ARE  NOT  READILY  AVAILABLE,  OR THE VALUE OF A SECURITY HAS BEEN
MATERIALLY AFFECTED BY EVENTS OCCURRING AFTER THE CLOSING OF A FOREIGN EXCHANGE, THE SERIES VALUES ITS ASSETS BY A METHOD THAT THE DIRECTORS BELIEVE ACCURATELY REFLECTS FAIR VALUE. IF THE SERIES USES FAIR VALUE TO PRICE SECURITIES, IT MAY VALUE THOSE SECURITIES HIGHER OR LOWER THAN ANOTHER MUTUAL FUND THAT USES MARKET QUOTATIONS TO PRICE THE SAME SECURITIES.

DIVIDENDS, DISTRIBUTIONS AND TAXESDIVIDENDS, DISTRIBUTIONS AND TAXES


DIVIDENDS AND DISTRIBUTIONS




THE SERIES GENERALLY:

     PAYS DIVIDENDS ONCE A YEAR, IN DECEMBER.

          MAKES CAPITAL GAINS DISTRIBUTIONS, IF ANY, ONCE A YEAR, TYPICALLY IN DECEMBER.

HOWEVER, BECAUSE THE SERIES MAY UTILIZE TAX EQUALIZATION AND OTHER METHODS TO MINIMIZE TAXABLE DISTRIBUTIONS, IN SOME YEARS IT MAY PAY NO, OR ONLY MINIMAL
DIVIDENDS  AND/OR  DISTRIBUTIONS.    THE  SERIES  ALSO  MAY  PAY  ADDITIONAL
DISTRIBUTIONS AND DIVIDENDS AT OTHER TIMES IF NECESSARY FOR THE SERIES TO AVOID A FEDERAL TAX.

CAPITAL GAIN DISTRIBUTIONS AND DIVIDENDS ARE REINVESTED IN ADDITIONAL SHARES OF THE SAME CLASS THAT YOU HOLD. ALTERNATIVELY, YOU CAN INSTRUCT THE TRANSFER AGENT IN WRITING OR BY TELEPHONE TO HAVE YOUR CAPITAL GAINS AND/OR DIVIDENDS PAID IN CASH. YOU CAN CHANGE YOUR CHOICE AT ANY TIME TO BE EFFECTIVE AS OF THE NEXT DISTRIBUTION OR DIVIDEND, EXCEPT THAT ANY CHANGE GIVEN TO THE TRANSFER AGENT AFTER THE RECORD DATE WILL NOT BE EFFECTIVE UNTIL THE NEXT DISTRIBUTION OR DIVIDEND IS MADE. NO INTEREST WILL ACCRUE ON AMOUNTS REPRESENTED BY UNCASHED DISTRIBUTION OR REDEMPTION CHECKS.


TAXES

TRANSACTION                              FEDERAL TAX STATUS
REDEMPTION OR EXCHANGE OF SHARES         USUALLY TAXABLE AS CAPITAL GAIN
                                         OR LOSS; LONG-TERM ONLY IF SHARES
                                         OWNED MORE THAN ONE YEAR

LONG-TERM CAPITAL GAIN DISTRIBUTIONS     TAXABLE AS LONG-TERM CAPITAL GAIN

SHORT-TERM CAPITAL GAIN DISTRIBUTIONS    TAXABLE AS ORDINARY INCOME

DIVIDENDS                                TAXABLE AS ORDINARY INCOME

IF YOU ARE A TAXABLE INVESTOR, YOU MAY WANT TO AVOID BUYING SHARES WHEN THE SERIES IS ABOUT TO DECLARE A CAPITAL GAIN DISTRIBUTION OR A DIVIDEND, BECAUSE IT WILL BE TAXABLE TO YOU EVEN THOUGH IT MAY ACTUALLY BE A RETURN OF A PORTION OF YOUR INVESTMENT.

AFTER THE END OF EACH YEAR, THE SERIES WILL PROVIDE YOU WITH INFORMATION ABOUT THE DISTRIBUTIONS AND DIVIDENDS THAT YOU RECEIVED AND ANY REDEMPTIONS OF SHARES DURING THE PREVIOUS YEAR. IN CALCULATING YOUR GAIN OR LOSS ON ANY SALE OF SHARES, NOTE THAT YOUR TAX BASIS IN YOUR SHARES IS INCREASED BY THE AMOUNTS OF DIVIDENDS AND DISTRIBUTIONS THAT YOU HAVE REINVESTED IN THE SERIES. DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE AS DESCRIBED ABOVE WHETHER RECEIVED IN CASH OR REINVESTED.

IF  YOU  DO  NOT  PROVIDE THE SERIES WITH YOUR CORRECT TAXPAYER IDENTIFICATION
NUMBER AND ANY REQUIRED CERTIFICATIONS, YOU MAY BE SUBJECT TO BACK-UP WITHHOLDING OF 31% OF YOUR DISTRIBUTIONS, DIVIDENDS, AND REDEMPTION PROCEEDS. BECAUSE EACH SHAREHOLDER'S CIRCUMSTANCES ARE DIFFERENT AND SPECIAL TAX RULES MAY APPLY, YOU SHOULD CONSULT WITH YOUR TAX ADVISER ABOUT YOUR INVESTMENT IN
THE  SERIES  AND  YOUR  RECEIPT  OF  DIVIDENDS,  DISTRIBUTIONS  OR  REDEMPTION
PROCEEDS.

FINANCIAL HIGHLIGHTSFINANCIAL HIGHLIGHTS

THE INFORMATION IN THE TABLES FOLLOWING WAS AUDITED BY DELOITTE & TOUCHE LLP, INDEPENDENT ACCOUNTANTS, WHOSE REPORT, ALONG WITH THE SERIES' FINANCIAL STATEMENTS, ARE INCLUDED IN THE ANNUAL REPORT (AVAILABLE UPON REQUEST). CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE SHARE. TOTAL RETURNS REPRESENT THE RATE THAT A SHAREHOLDER WOULD HAVE EARNED ON AN
INVESTMENT  IN  A  CLASS  (ASSUMING  REINVESTMENT  OF  ALL  DIVIDENDS  AND
DISTRIBUTIONS).



TAX MANAGED SERIES - CLASS A SHARES


                                        FOR THE   FOR THE   FOR THE
                                        YEAR      YEAR      YEAR
                                        ENDED     ENDED     ENDED
                                        10/31/98  10/31/97  10/31/96
PER SHARE DATA (FOR A SHARE
OUTSTANDING THROUGHOUT THE PERIOD):
----------------------------------------
NET ASSET VALUE - BEGINNING OF PERIOD   $ 15.20   $ 11.63   $ 10.00
----------------------------------------

INCOME FROM INVESTMENT OPERATIONS:
   NET INVESTMENT INCOME (LOSS)*          0.10     (0.01)    (0.02)
   NET REALIZED AND UNREALIZED GAIN
      (LOSS) ON INVESTMENTS              (0.44)     3.58      1.65

TOTAL FROM INVESTMENT OPERATIONS         (0.34)     3.57      1.63

LESS DISTRIBUTIONS TO SHAREHOLDERS:
   FROM NET REALIZED GAIN ON INVESTMENTS (0.40)        -         -

NET ASSET VALUE - END OF PERIOD         $ 14.46   $ 15.20   $ 11.63

TOTAL RETURN2                            (4.27%)    30.70%    16.30%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
    EXPENSES*                             1.20%     1.20%     1.20%
    NET INVESTMENT INCOME (LOSS)*         0.73%   (0.09%)   (0.21%)

PORTFOLIO TURNOVER                         65%      103%       78%

NET ASSETS - END OF PERIOD (000'S OMITTED) $772    $   524   $   224
NET INVESTMENT INCOME (LOSS)              ($0.43)   ($0.62)   ($0.14)
RATIOS (TO AVERAGE NET ASSETS):
-----------------------------------
   EXPENSES                               5.17%     8.08%     2.50%
-----------------------------------
   NET INVESTMENT INCOME (LOSS)           (3.24%)   (6.97%)   (1.51%)
-----------------------------------


                                                             [BACK COVER PAGE]

EXETER FUND, INC.
TAX MANAGED SERIES


SHAREHOLDER REPORTS AND THE STATEMENT OF ADDITIONAL INFORMATION (SAI). ANNUAL AND SEMIANNUAL REPORTS TO SHAREHOLDERS PROVIDE ADDITIONAL INFORMATION ABOUT THE SERIES' INVESTMENTS. THESE REPORTS DISCUSS THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE SERIES' PERFORMANCE DURING ITS LAST FISCAL YEAR. THE SAI PROVIDES MORE DETAILED INFORMATION ABOUT THE SERIES. IT IS INCORPORATED BY REFERENCE INTO THIS COMBINED PROSPECTUS.

HOW TO OBTAIN THESE REPORTS AND ADDITIONAL INFORMATION.

     YOU MAY OBTAIN SHAREHOLDER REPORTS AND THE SAI OR OTHER INFORMATION ABOUT THE SERIES WITHOUT CHARGE, BY CALLING 1-800-466-3863 OR SENDING WRITTEN
 REQUESTS TO EXETER FUND, P.O. BOX 41118, ROCHESTER, NEW YORK 14604.

          YOU MAY REVIEW SHAREHOLDER REPORTS, THE PROSPECTUS AND SAI AT THE SECURITIES AND EXCHANGE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. THE SEC CHARGES A FEE FOR THIS SERVICE. INFORMATION ABOUT THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330. YOU CAN GET THE SAME REPORTS AND INFORMATION FREE FROM THE SEC'S INTERNET WEB SITE
 (HTTP://WWW.SEC.GOV).


IF SOMEONE MAKES A STATEMENT ABOUT THE SERIES THAT IS NOT IN THIS PROSPECTUS, YOU SHOULD NOT RELY UPON THAT INFORMATION. NEITHER THE SERIES NOR ITS DISTRIBUTOR IS OFFERING TO SELL SHARES TO ANY PERSON TO WHOM IT MAY NOT LAWFULLY SELL SHARES.

INVESTMENT COMPANY ACT FILE NO. 811-04087

                                                                        [LOGO]


PROSPECTUS

EXETER FUND, INC.

MARCH 1, 1999

TAX MANAGED SERIES


CLASS B, C, D AND E SHARES


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THE SERIES' SHARES AS AN INVESTMENT OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY STATEMENT TO THE CONTRARY IS A CRIME.

     [INTENTIONALLY LEFT BLANK]

CONTENTS

EXETER ASSET MANAGEMENT IS A DIVISION OF MANNING AND NAPIER ADVISORS, INC., WHICH WAS FOUNDED IN 1970, AND MANAGES OVER $7 BILLION FOR INDIVIDUAL AND INSTITUTIONAL INVESTORS.

                                                 PAGE

     GOALS AND STRATEGIES                       4

MORE ABOUT THE SERIES' INVESTMENTS              6

THE ADVISOR                                     7

HOW TO BUY AND HOW TO REDEEM SHARES             8

HOW TO EXCHANGE SHARES                          9

INVESTMENT AND ACCOUNT INFORMATION              10

DIVIDENDS, DISTRIBUTIONS AND TAXES              11


YOU SHOULD KNOW

AN INVESTMENT IN THE SERIES IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

GOALS AND STRATEGIES

INVESTMENT GOAL

MAXIMIZE LONG-TERM GROWTH WHILE ATTEMPTING TO MINIMIZE THE IMPACT OF TAXES ON THE SERIES' TOTAL RETURN.

KEY INVESTMENTS

THE  SERIES  INVESTS  PRIMARILY IN COMMON STOCKS AND OTHER EQUITY SECURITIES.
THE SERIES MAY ALSO INVEST IN AMERICAN DEPOSITARY RECEIPTS (ADRS) AND OTHER U.S. DOLLAR DENOMINATED SECURITIES OF FOREIGN ISSUERS.

INVESTMENT STRATEGIES

THE ADVISOR USES A "BOTTOM-UP" STRATEGY, FOCUSING ON INDIVIDUAL SECURITY SELECTION BASED ON ITS PROPRIETARY INVESTMENT STRATEGIES AND DISCIPLINES. THE ADVISOR USES FUNDAMENTAL ANALYSIS TO SELECT INDIVIDUAL SECURITIES OF COMPANIES THAT IT BELIEVES WILL MAKE ATTRACTIVE LONG-TERM INVESTMENTS. THE ADVISOR LOOKS FOR ONE OR MORE OF THE FOLLOWING CHARACTERISTICS:
        STRONG STRATEGIC PROFILES (E.G., STRONG MARKET POSITION, BENEFITS FROM TECHNOLOGY, CAPITAL APPRECIATION IN A MATURE MARKET AND HIGH BARRIERS TO
 ENTRY).
     IMPROVING MARKET SHARE IN CONSOLIDATING INDUSTRIES.
          LOW PRICE TO EARNINGS AND PRICE TO BOOK RATIOS, STRONG CASH FLOW AND IMPROVING FUNDAMENTALS.

TAX MANAGEMENT STRATEGIES

WHILE PURSUING ITS GOAL OF LONG-TERM GROWTH, THE ADVISOR ALSO ATTEMPTS TO MINIMIZE THE IMPACT OF TAXES ON THE SERIES' TOTAL RETURN BY:
          INVESTING PRIMARILY IN LOW DIVIDEND, CAPITAL APPRECIATION ORIENTED STOCKS. IN GENERAL, THESE STOCKS GENERATE LOWER CURRENT TAXABLE INCOME THAN
 MOST FIXED INCOME SECURITIES AND HIGH DIVIDEND STOCKS.
         AVOIDING SALES OF APPRECIATED SECURITIES THAT RESULT IN CAPITAL GAIN, EXCEPT WHEN THERE ARE COMPELLING INVESTMENT REASONS FOR THE SALE.
       WHEN SELLING A POSITION IN A SECURITY, FOCUSING ON THE HIGHEST COST LOT OF THAT SECURITY FIRST, WHICH REDUCES THE AMOUNT OF CAPITAL GAIN (OR
 INCREASES THE AMOUNT OF LOSS) REALIZED BY THE SERIES.
         WHEN APPROPRIATE, FAVORING THE SALE OF SECURITIES PRODUCING LONG-TERM GAIN TO THOSE PRODUCING SHORT-TERM GAIN.
         WHEN APPROPRIATE, SELLING DEPRECIATED SECURITIES TO REALIZE LOSSES TO OFFSET REALIZED CAPITAL GAINS.
          WHEN APPROPRIATE, USING A PERMITTED TAX ACCOUNTING METHODOLOGY TO MINIMIZE TAXABLE DISTRIBUTIONS.

SUMMARY OF PAST PERFORMANCE

NO CLASS B, C, D OR E SHARES WERE OUTSTANDING DURING THE PAST YEAR. CLASS B, C, D AND E SHARES WOULD HAVE DIFFERENT PERFORMANCE DUE TO THEIR DIFFERENT EXPENSES.

THE BAR CHART AND TOTAL RETURN TABLE INDICATE THE RISKS OF INVESTING IN THE CLASS A SHARES OF THE SERIES. THE BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE CLASS A SHARES OF THE SERIES FOR EACH FULL CALENDAR YEAR SINCE ITS INCEPTION. THE TOTAL RETURN TABLE SHOWS HOW THE AVERAGE ANNUAL TOTAL RETURNS FOR THE CLASS A SHARES FOR DIFFERENT CALENDAR PERIODS COMPARE TO THOSE OF THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX, AN UNMANAGED INDEX OF COMMON STOCKS.

[BAR CHART SHOWING THE PERCENT TOTAL RETURN FOR THE TAX MANAGED SERIES FOR 1996, 1997 AND 1998, WITH CALENDAR YEARS ENDED DECEMBER 31ST. THE RESULTS ARE
22.96 % FOR 1996, 21.76% FOR 1997 AND NO RESULT FOR 1998, AS THE YEAR HAS NOT ENDED.]



AVERAGE ANNUAL TOTAL RETURNS
(FOR PERIODS ENDED 12/31/98)   1 YEAR   SINCE INCEPTION ON 11/1/95


CLASS A SHARES                 XX.XX%   XX.XX%
-----------------------------  -------- -------
S&P 500 INDEX                  XX.XX%   XX.XX%
-----------------------------  -------- -------


QUARTERLY RETURNS
HIGHEST:                       XX.XX% IN XX QUARTER 199X
-----------------------------  --------------------------
LOWEST:                        XX.XX% IN XX QUARTER 199X
-----------------------------  --------------------------



PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE SERIES WILL PERFORM IN THE FUTURE.

GOAL AND STRATEGIES

PRINCIPAL RISKS OF INVESTING IN THE SERIES

YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE SERIES OR THE SERIES COULD UNDERPERFORM IF ANY OF THE FOLLOWING OCCURS:
     THE U.S. AND/OR FOREIGN STOCK MARKET GOES DOWN.
      LOWER-YIELDING, CAPITAL APPRECIATION ORIENTED STOCKS GO DOWN IN VALUE OR UNDERPERFORM HIGHER-YIELDING STOCKS.
       AN ADVERSE EVENT, SUCH AS AN UNFAVORABLE EARNINGS REPORT, DEPRESSES THE VALUE OF A PARTICULAR COMPANY'S STOCK.
          THE ADVISOR'S JUDGMENTS ABOUT THE ATTRACTIVENESS, RELATIVE VALUE OR POTENTIAL APPRECIATION OF A SECURITY OR STRATEGY PROVE TO BE INCORRECT.

THE SERIES USES THE TAX MANAGEMENT STRATEGIES DESCRIBED ON THE OPPOSITE PAGE TO MINIMIZE THE AMOUNT OF DISTRIBUTIONS SUBJECT TO STATE AS WELL AS FEDERAL TAXATION. HOWEVER, THE ADVISOR DOES NOT ATTEMPT TO ADDRESS THE TAX LAWS OF ANY PARTICULAR STATE. THE ADVISOR WILL FOLLOW TAX MANAGEMENT STRATEGIES ONLY TO THE EXTENT THAT THEY DO NOT CONFLICT WITH THE SERIES' GOAL OF MAXIMIZING LONG-TERM GROWTH OR THE OPERATION OF THE SERIES. THE SERIES MAY REALIZE SHORT-TERM GAIN ON THE SALE OF A SECURITY IF THE ADVISOR BELIEVES IT WILL DECLINE IN VALUE, TO INCREASE DIVERSIFICATION, OR TO RAISE CASH TO PAY EXPENSES OR MEET REDEMPTION REQUESTS. IN ADDITION, SOME SECURITIES IN THE SERIES' PORTFOLIO WILL REGULARLY GENERATE TAXABLE INCOME. AT TIMES, TAX MANAGED FUNDS ARE MORE VOLATILE THAN OTHER FUNDS BECAUSE THEY TEND TO HOLD STOCKS LONGER TO AVOID REALIZING GAIN DUE TO PORTFOLIO TURNOVER.

WHO MAY WANT TO INVEST

THE SERIES MAY BE AN APPROPRIATE INVESTMENT IF YOU ARE:
     IN A HIGH FEDERAL TAX BRACKET AND ARE SEEKING HIGH AFTER-TAX RETURN. SEEKING A LONG-TERM INVESTMENT (FIFTEEN YEARS OR MORE) AND ARE WILLING TO
ACCEPT THE RISK OF SHORT-TERM STOCK MARKET SWINGS.
     SEEKING TO BALANCE YOUR PORTFOLIO BY ADDING AN EQUITY COMPONENT.
          A CUSTODIAN FOR A MINOR CHILD'S UGMA/UTMA ACCOUNT, SEEKING FAVORABLE CAPITAL GAIN RATES.

FEES AND EXPENSES OF THE SERIES

SINCE NO CLASS B, C, D OR E SHARES WERE OUTSTANDING DURING THE PAST YEAR, OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

THIS TABLE DESCRIBES THE FEES AND EXPENSES YOU MAY PAY IF YOU INVEST IN SHARES OF THE SERIES.



FOR THE YEAR ENDED 10/31/98

                                        CLASS B CLASS C CLASS D CLASS E

SHAREHOLDER FEES (PAID DIRECTLY
FROM YOUR INVESTMENT)                   NONE    NONE    NONE     NONE
-------------------------------------  -----  -----  --------  --------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED
FROM ASSETS OF THE SERIES)
---------------------------------------
MANAGEMENT FEE                          1.00%  1.00%     1.00%     1.00%
                                        -----  -----  --------  --------
DISTRIBUTION AND SERVICE
(RULE 12B-1) FEES                       1.00%  0.75%     0.50%     0.25%
                                        -----  -----  --------  --------
OTHER EXPENSES                          4.17%  4.17%     4.17%     4.17%
                                        -----  -----  --------  --------
TOTAL ANNUAL FUND OPERATING EXPENSES    6.17%  5.92%     5.67%     5.42%
                                        -----  -----  --------  --------

BECAUSE THE ADVISOR HAS AGREED TO LIMIT OPERATING EXPENSES,
ACTUAL EXPENSES WOULD HAVE BEEN:
------------------------------------------------------------
MANAGEMENT FEE                            0.00%  0.00%     0.00%     0.00%
----------------------------------------- -----  -----  --------  --------
DISTRIBUTION AND SERVICE
(RULE 12B-1) FEES                          1.00%  0.75%     0.50%     0.25%
                                           -----  -----  --------  --------
OTHER EXPENSES                             1.20%  1.20%     1.20%     1.20%
                                           -----  -----  --------  --------
TOTAL ANNUAL FUND OPERATING EXPENSES        2.20%  1.95%     1.70%     1.45%
---------------------------------------    -----  -----  --------  --------




THE ADVISOR MAY CHANGE OR ELIMINATE THESE EXPENSE LIMITS AT ANY TIME.

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE SERIES WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.
THE EXAMPLE ASSUMES THAT:
     YOU INVEST $10,000 FOR THE PERIODS SHOWN
     YOU REDEEM AT THE END OF EACH PERIOD
     THE FUND'S OPERATING EXPENSES REMAIN THE SAME
     YOUR INVESTMENT HAS A 5% RETURN EACH YEAR

ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, UNDER THESE ASSUMPTIONS YOUR COSTS WOULD BE AFTER:

               CLASS B   CLASS C   CLASS D   CLASS E
1 YEAR         $613      $589      $565      $541
3 YEARS        $1,819    $1,752    $1,684    $1,616
WITH EXPENSE LIMITS, YOUR COSTS WOULD BE:
1 YEAR         $223      $198      $173      $148
3 YEARS        $688      $612      $536      $459


MORE ABOUT THE SERIES' INVESTMENTS

PRINCIPAL INVESTMENTS
    EQUITY THE SERIES MAY INVEST IN EQUITY SECURITIES OF U.S. AND FOREIGN COMPANIES. THESE SECURITIES INCLUDE EXCHANGE-TRADED AND OVER-THE-COUNTER
(OTC) COMMON AND PREFERRED STOCKS, WARRANTS, RIGHTS, CONVERTIBLE DEBT SECURITIES, TRUST CERTIFICATES, PARTNERSHIP INTERESTS AND EQUITY PARTICIPATIONS.
    FOREIGN SECURITIES THE SERIES MAY INVEST IN ADRS AND OTHER U.S. DOLLAR DENOMINATED SECURITIES OF FOREIGN ISSUERS. PRICES OF FOREIGN SECURITIES MAY GO DOWN BECAUSE OF FOREIGN GOVERNMENT ACTIONS, POLITICAL INSTABILITY OR THE MORE LIMITED AVAILABILITY OF ACCURATE INFORMATION ABOUT FOREIGN COMPANIES. THESE RISKS MAY BE MORE SEVERE FOR SECURITIES OF ISSUERS IN EMERGING MARKETS.
   FIXED INCOME THE SERIES MAY INVEST UP TO 35% OF ITS ASSETS IN FIXED INCOME SECURITIES OF ANY MATURITY OR DURATION. THESE SECURITIES MAY BE ISSUED BY THE U.S. GOVERNMENT OR ANY OF ITS AGENCIES, FOREIGN GOVERNMENTS, SUPRANATIONAL ENTITIES SUCH AS THE WORLD BANK, AND U.S. AND FOREIGN COMPANIES.

INVESTMENTS IN FIXED INCOME SECURITIES MAY BE OF ANY CREDIT QUALITY AND MAY HAVE ALL TYPES OF INTEREST RATE PAYMENT AND RESET TERMS. THEY MAY INCLUDE MORTGAGE-BACKED, ASSET-BACKED AND DERIVATIVE SECURITIES AS WELL AS LOWER QUALITY BONDS COMMONLY KNOWN AS "JUNK BONDS." THESE BONDS ARE CONSIDERED SPECULATIVE BECAUSE THEY HAVE A HIGHER RISK OF ISSUER DEFAULT, ARE SUBJECT TO GREATER PRICE VOLATILITY AND MAY BE ILLIQUID.

DERIVATIVE CONTRACTS
A DERIVATIVE CONTRACT WILL OBLIGATE OR ENTITLE THE SERIES TO DELIVER OR RECEIVE AN ASSET OR A CASH PAYMENT THAT IS BASED ON THE CHANGE IN VALUE OF A DESIGNATED SECURITY, INDEX OR CURRENCY. THE SERIES MAY, BUT IS NOT REQUIRED TO, USE DERIVATIVE CONTRACTS FOR ANY OF THE FOLLOWING PURPOSES:
    TO HEDGE AGAINST ADVERSE CHANGES IN THE MARKET VALUE OF SECURITIES HELD BY OR TO BE BOUGHT FOR THE SERIES. THESE CHANGES MAY BE CAUSED BY CHANGING INTEREST RATES OR STOCK MARKET PRICES.
  AS A SUBSTITUTE FOR PURCHASING OR SELLING SECURITIES.
    TO SHORTEN OR LENGTHEN THE EFFECTIVE MATURITY OR DURATION OF THE SERIES' FIXED INCOME PORTFOLIO.
    IN NON-HEDGING SITUATIONS, TO ATTEMPT TO PROFIT FROM ANTICIPATED MARKET DEVELOPMENTS.

COUNTERPARTIES TO OTC DERIVATIVE CONTRACTS PRESENT THE SAME TYPES OF DEFAULT RISK AS ISSUERS OF FIXED INCOME SECURITIES.

DEFENSIVE INVESTING
THE SERIES MAY DEPART FROM ITS PRINCIPAL INVESTMENT STRATEGIES BY TAKING TEMPORARY DEFENSIVE POSITIONS IN RESPONSE TO ADVERSE MARKET, ECONOMIC OR POLITICAL CONDITIONS. IF THE SERIES TAKES A TEMPORARY DEFENSIVE POSITION, IT MAY BE UNABLE TO ACHIEVE ITS INVESTMENT GOAL.

THE SERIES' INVESTMENT GOAL
THE SERIES' BOARD OF DIRECTORS MAY CHANGE ITS INVESTMENT GOAL (DESCRIBED ABOVE UNDER "GOALS AND STRATEGIES") WITHOUT OBTAINING THE APPROVAL OF THE SHAREHOLDERS. THE SERIES MIGHT NOT SUCCEED IN ACHIEVING ITS GOAL.

THE ADVISOR

THE ADVISOR
THE SERIES' ADVISOR IS EXETER ASSET MANAGEMENT, A DIVISION OF MANNING & NAPIER ADVISORS, INC., 1100 CHASE SQUARE, ROCHESTER, NEW YORK 14604. THE ADVISOR IS RESPONSIBLE FOR THE DAY-TO-DAY OPERATIONS OF THE SERIES AND GENERALLY IS
RESPONSIBLE FOR SUPERVISION OF THE SERIES' OVERALL BUSINESS AFFAIRS, SERVICE PROVIDERS AND OFFICERS.

A TEAM MADE UP OF INVESTMENT PROFESSIONALS AND ANALYSTS EMPLOYED BY THE ADVISOR MAKES ALL OF THE SERIES' INVESTMENT DECISIONS.

MANAGEMENT FEES
IN RETURN FOR THE SERVICES IT PROVIDES TO THE SERIES, THE ADVISOR RECEIVES A MANAGEMENT FEE, WHICH IS COMPUTED DAILY AND PAYABLE MONTHLY BY THE SERIES AS DESCRIBED BELOW.

THE ADVISOR HAS AGREED TO LIMIT THE SERIES' MANAGEMENT FEES AND OTHER EXPENSES. THESE LIMITATIONS ARE TEMPORARY AND MAY BE CHANGED AT ANY TIME.


ANNUAL MANAGEMENT FEES
(AS A PERCENTAGE OF DAILY NET ASSETS)




                        CONTRACTUAL
                        MANAGEMENT FEE

TAX MANAGED SERIES      1.00%
------------------      -----



THE DISTRIBUTOR
THE DISTRIBUTOR OF THE SERIES' SHARES IS MANNING & NAPIER INVESTOR SERVICES, INC. CLASS B, C, D AND E SHARES ARE OFFERED ONLY THROUGH A FINANCIAL INTERMEDIARY. FINANCIAL INTERMEDIARIES INCLUDE FINANCIAL PLANNERS, INVESTMENT ADVISERS, BROKER-DEALERS OR OTHER FINANCIAL INSTITUTIONS WITH AN AGREEMENT WITH THE DISTRIBUTOR. YOU MAY ONLY PURCHASE THAT CLASS OF SHARES WHICH YOUR FINANCIAL INTERMEDIARY SELLS OR SERVICES.

CLASS B SHARES ARE ONLY AVAILABLE THROUGH BROKER-DEALERS WHO MAINTAIN AN OMNIBUS ACCOUNT WITH THE DISTRIBUTOR ON BEHALF OF INVESTORS. CLASS C SHARES ARE AVAILABLE ONLY THROUGH FINANCIAL INTERMEDIARIES WHO ESTABLISH INDIVIDUAL SHAREHOLDER ACCOUNTS WITH THE FUND IN THE NAME OF INVESTORS OR MAINTAIN CERTAIN TYPES OF OMNIBUS ACCOUNTS WITH THE DISTRIBUTOR. CLASS E SHARES ARE ONLY AVAILABLE THROUGH FINANCIAL INTERMEDIARIES WHO PROVIDE CERTAIN SHAREHOLDER SERVICES TO THE FUND. CLASS D SHARES ARE NOT CURRENTLY AVAILABLE.
  YOUR FINANCIAL INTERMEDIARY CAN TELL YOU WHICH CLASS OF SHARES IS AVAILABLE THROUGH THE INTERMEDIARY.


DISTRIBUTION PLANS

THE FUND HAS ADOPTED RULE 12B-1 DISTRIBUTION PLANS FOR THE CLASS B, C, D AND E SHARES OF THE SERIES. UNDER THE PLANS, THE CLASS B, C, D AND E SHARES PAY DISTRIBUTION AND/OR SERVICE FEES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS) EQUAL TO: 1.00%, 0.75%, 0.50%, AND 0.25%, RESPECTIVELY. THESE FEES ARE AN ONGOING EXPENSE AND OVER TIME MAY COST YOU MORE THAN OTHER TYPES OF SALES CHARGES.

HOW TO BUY AND HOW TO REDEEM SHARES

HOW TO BUY SHARES
CLASS  B,  C,  D  OR  E  SHARES  ARE  OFFERED  ONLY  THROUGH  YOUR  FINANCIAL
INTERMEDIARY. YOU MAY BE SUBJECT TO INITIAL AND SUBSEQUENT MINIMUMS ESTABLISHED BY YOUR FINANCIAL INTERMEDIARY FOR THE PURCHASE OF SHARES. THE SERIES RESERVES THE RIGHT TO REJECT PURCHASE ORDERS OR TO STOP OFFERING ITS SHARES WITHOUT NOTICE TO SHAREHOLDERS.

THE SERIES' DISTRIBUTOR IMPOSES NO SALES CHARGE ON PURCHASES AND REDEMPTIONS OF SHARES OF THE SERIES. HOWEVER, YOUR FINANCIAL INTERMEDIARY MAY CHARGE YOU A TRANSACTION FEE ON PURCHASES AND REDEMPTIONS.

THROUGH THE FUND
BY MAIL
IF YOUR FINANCIAL INTERMEDIARY DOES NOT PROVIDE ACCOUNT MAINTENANCE SERVICES, CONTACT THE FUND TO PURCHASE SHARES.
OPENING AN ACCOUNT
        SEND A CHECK PAYABLE TO EXETER FUND, INC., WITH THE COMPLETED ORIGINAL ACCOUNT APPLICATION. THE ADDRESS IS:
EXETER FUND, INC.
P.O. BOX 41118
ROCHESTER, NY  14604
     TO REQUEST AN ACCOUNT APPLICATION, CALL THE FUND AT 1-800-466-3863.

ADDING TO AN ACCOUNT
BY WIRE
         SEND A CHECK PAYABLE TO EXETER FUND, INC. AND A LETTER OF INSTRUCTION WITH THE NAME OF THE SERIES TO BE PURCHASED AND THE ACCOUNT NAME AND NUMBER.
OPENING OR ADDING TO AN ACCOUNT
       AFTER THE FUND HAS RECEIVED YOUR COMPLETED ACCOUNT APPLICATION, YOU MAY WIRE FUNDS TO OPEN OR ADD SHARES TO YOUR ACCOUNT. BEFORE SENDING A WIRE,
 CALL 1-800-466-3863 FOR WIRE INSTRUCTIONS.

THROUGH THE AUTOMATIC INVESTMENT PLAN
YOU MAY PARTICIPATE IN THE AUTOMATIC INVESTMENT PLAN BY COMPLETING THE APPLICABLE SECTION OF THE ACCOUNT APPLICATION OR CONTACTING YOUR FINANCIAL INTERMEDIARY OR THE FUND. THROUGH THE PLAN, YOU CAN AUTHORIZE TRANSFERS OF A SPECIFIED AMOUNT FROM YOUR BANK ACCOUNT INTO THE SERIES ON A REGULAR BASIS. THE MINIMUM AMOUNT OF EACH INVESTMENT IS $25. IF YOU HAVE INSUFFICIENT FUNDS IN YOUR ACCOUNT TO COMPLETE A TRANSFER, YOUR BANK MAY CHARGE YOU A FEE.

HOW TO REDEEM SHARES

IF YOUR FINANCIAL INTERMEDIARY PROVIDES ACCOUNT MAINTENANCE SERVICES, CONTACT YOUR FINANCIAL INTERMEDIARY TO REDEEM SHARES. IF NOT:

THROUGH THE FUND

BY MAIL

      SEND A LETTER OF INSTRUCTION TO EXETER FUND, INC., AT THE ADDRESS ABOVE, SIGNED BY EACH REGISTERED ACCOUNT OWNER.
        STATE THE NAME OF THE SERIES, THE CLASS AND NUMBER OF SHARES OR DOLLAR AMOUNT TO BE SOLD.
     PROVIDE THE ACCOUNT NUMBER.
     SIGNATURE GUARANTEES MAY BE REQUIRED.
     ADDITIONAL DOCUMENTATION MAY BE REQUIRED (CALL THE FUND FOR DETAILS).

THE SERIES MAY POSTPONE PAYMENT OF REDEMPTION PROCEEDS FOR UP TO SEVEN DAYS, OR SUSPEND REDEMPTIONS TO THE EXTENT PERMITTED BY LAW. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK, YOUR REDEMPTION PROCEEDS WILL NOT BE SENT TO YOU FOR 15 DAYS.

HOW TO EXCHANGE SHARES

MORE ABOUT PURCHASES AND REDEMPTIONS
ALL ORDERS TO PURCHASE OR REDEEM SHARES ACCEPTED BY THE DISTRIBUTOR, TRANSFER AGENT OR OTHER AGENT BEFORE THE CLOSE OF TRADING ON THE NEW YORK STOCK EXCHANGE (NYSE) WILL BE EXECUTED AT THAT DAY'S SHARE PRICE. ORDERS ACCEPTED AFTER THAT DAY'S CLOSE WILL BE EXECUTED AT THE NEXT BUSINESS DAY'S PRICE. ALL ORDERS MUST INCLUDE THE REQUIRED DOCUMENTATION AND SIGNATURES, AND ALL PURCHASE ORDERS MUST BE ACCOMPANIED BY PROPER PAYMENT.

THE FUND HAS AUTHORIZED SEVERAL FINANCIAL INTERMEDIARIES TO ACCEPT PURCHASE AND REDEMPTION ORDERS ON ITS BEHALF, AND THESE INTERMEDIARIES ARE AUTHORIZED TO DESIGNATE OTHER INTERMEDIARIES TO ACCEPT PURCHASE AND REDEMPTION ORDERS ON THE FUND'S BEHALF. THE FUND WILL BE DEEMED TO HAVE RECEIVED AN ORDER WHEN AN AUTHORIZED FINANCIAL INTERMEDIARY OR ITS AUTHORIZED DESIGNEEE ACCEPTS THE ORDER, AND ORDERS PLACED WITH AN AUTHORIZED FINANCIAL INTERMEDIARY WILL BE PROCESSED AT THE SHARE PRICE OF THE SERIES NEXT COMPUTED AFTER THEY ARE ACCEPTED BY THE FINANCIAL INTERMEDIARY OR ITS DESIGNEE.

HOW TO EXCHANGE SHARES
YOU MAY EXCHANGE SHARES OF THE SERIES FOR THE SAME CLASS OF SHARES OF ANY OTHER SERIES OF EXETER FUND, IF THE REGISTRATION OF BOTH ACCOUNTS IS IDENTICAL. IF RECEIVED WITH PROPER DOCUMENTATION BEFORE THE CLOSE OF TRADING ON THE NYSE, EXCHANGE REQUESTS WILL BE EXECUTED AT THAT DAY'S SHARE PRICES. OTHERWISE, THEY WILL BE EXECUTED AT THE PRICES DETERMINED ON THE NEXT BUSINESS DAY AFTER RECEIPT WITH PROPER DOCUMENTATION.

THE MINIMUM EXCHANGE AMOUNT IS $1,000 (OR ALL THE SHARES IN YOUR ACCOUNT, IF LESS THAN $1,000). YOU MAY EXCHANGE UP TO 4 TIMES DURING ANY 12-MONTH PERIOD WITHOUT PAYING A SALES CHARGE OR ANY OTHER FEE. FOR ANY ADDITIONAL EXCHANGES, YOU MAY BE CHARGED $15 PER EXCHANGE. THE SERIES MAY REFUSE ANY EXCHANGE ORDER AND MAY ALTER, LIMIT OR SUSPEND ITS EXCHANGE PRIVILEGE ON 60 DAYS' NOTICE. AN EXCHANGE INVOLVES A TAXABLE REDEMPTION OF SHARES SURRENDERED IN THE EXCHANGE.

THROUGH THE FUND
IF YOUR FINANCIAL INTERMEDIARY DOES NOT PROVIDE ACCOUNT MAINTENANCE SERVICES, CONTACT THE FUND TO EXCHANGE SHARES.
 BY MAIL
         SEND A LETTER OF INSTRUCTION TO EXETER FUND, INC., AT P.O. BOX 41118, ROCHESTER, NY 14604, SIGNED BY EACH REGISTERED ACCOUNT OWNER, EXACTLY AS
 YOUR NAMES APPEAR ON THE ACCOUNT REGISTRATION.
          PROVIDE THE NAME OF THE CURRENT SERIES, CLASS OF SHARES, SERIES TO EXCHANGE INTO AND DOLLAR AMOUNT TO BE EXCHANGED.
     PROVIDE BOTH ACCOUNT NUMBERS.

 BY TELEPHONE
          UNLESS YOU HAVE DECLINED TELEPHONE PRIVILEGES, CALL THE FUND AT 1-800-466-3863.
          PROVIDE THE NAME OF THE CURRENT SERIES, CLASS OF SHARES, SERIES TO EXCHANGE INTO AND DOLLAR AMOUNT TO BE EXCHANGED.
     PROVIDE BOTH ACCOUNT NUMBERS.
       THE FUND MAY ASK FOR IDENTIFICATION, AND ALL TELEPHONE TRANSACTIONS ARE RECORDED.

INVESTMENT AND ACCOUNT INFORMATION

ACCOUNTS WITH LOW BALANCES
IF YOUR ACCOUNT FALLS BELOW $1,000 DUE TO THE REDEMPTION OF SHARES, THE FUND MAY ASK YOU TO BRING YOUR ACCOUNT UP TO THE MINIMUM REQUIREMENT. IF YOUR ACCOUNT IS STILL BELOW $1,000 AFTER 60 DAYS, THE FUND MAY CLOSE YOUR ACCOUNT AND SEND YOU THE REDEMPTION PROCEEDS.

IN-KIND PURCHASES AND REDEMPTIONS
SECURITIES YOU OWN MAY BE USED TO PURCHASE SHARES OF THE SERIES. THE ADVISOR WILL DETERMINE IF ACQUIRING THE SECURITIES IS CONSISTENT WITH THE SERIES' GOALS AND POLICIES. IF ACCEPTED, THE SECURITIES WILL BE VALUED THE SAME WAY THE
SERIES VALUES SECURITIES IT ALREADY OWNS.

THE  SERIES  MAY  MAKE  PAYMENT  FOR  SHARES  IN  PART BY GIVING YOU PORTFOLIO
SECURITIES.    AS  A  REDEEMING SHAREHOLDER, YOU WILL PAY TRANSACTION COSTS TO
DISPOSE OF THESE SECURITIES.

SIGNATURE GUARANTEES
A SIGNATURE GUARANTEE MAY BE REQUIRED FOR ANY WRITTEN REQUEST TO SELL SHARES, OR TO CHANGE THE ACCOUNT REGISTRATION.

THE TRANSFER AGENT WILL ACCEPT SIGNATURE GUARANTEES FROM:

     MEMBERS OF THE STAMP PROGRAM OR THE NYSE'S MEDALLION SIGNATURE PROGRAM. A BROKER OR SECURITIES DEALER.
     A FEDERAL SAVINGS, COOPERATIVE OR OTHER TYPE OF BANK.
     A SAVINGS AND LOAN OR OTHER THRIFT INSTITUTION.
     A CREDIT UNION.
     A SECURITIES EXCHANGE OR CLEARING AGENCY.

A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

VALUATION OF SHARES
THE SERIES OFFERS ITS SHARES AT THE NET ASSET VALUE (NAV) PER SHARE OF THE SERIES. NAV IS CALCULATED SEPARATELY FOR EACH CLASS OF SHARES. THE SERIES CALCULATES ITS NAV ONCE DAILY AS OF THE CLOSE OF REGULAR TRADING ON THE NEW YORK STOCK EXCHANGE (GENERALLY AT 4:00 P.M., NEW YORK TIME) ON EACH DAY THE EXCHANGE IS OPEN. IF THE EXCHANGE CLOSES EARLY, THE SERIES WILL ACCELERATE THE CALCULATION OF NAV AND TRANSACTION DEADLINES TO THAT TIME.

THE SERIES VALUES THE SECURITIES IN ITS PORTFOLIO ON THE BASIS OF MARKET QUOTATIONS AND VALUATIONS PROVIDED BY INDEPENDENT PRICING SERVICES. IF
QUOTATIONS  ARE  NOT  READILY  AVAILABLE,  OR THE VALUE OF A SECURITY HAS BEEN
MATERIALLY AFFECTED BY EVENTS OCCURRING AFTER THE CLOSING OF A FOREIGN EXCHANGE, THE SERIES VALUES ITS ASSETS BY A METHOD THAT THE DIRECTORS BELIEVE ACCURATELY REFLECTS FAIR VALUE. IF THE SERIES USES FAIR VALUE TO PRICE SECURITIES, IT MAY VALUE THOSE SECURITIES HIGHER OR LOWER THAN ANOTHER SERIES THAT USES MARKET QUOTATIONS TO PRICE THE SAME SECURITIES.

YEAR 2000 ISSUE
INFORMATION TECHNOLOGY EXPERTS ARE CONCERNED ABOUT COMPUTER SYSTEMS' ABILITY TO PROCESS DATE-RELATED INFORMATION ON AND AFTER JANUARY 1, 2000. THIS SITUATION, COMMONLY KNOWN AS THE "YEAR 2000" ISSUE, COULD HAVE AN ADVERSE IMPACT ON THE SERIES. THE ADVISOR, THE TRANSFER AGENT AND THE DISTRIBUTOR ARE ADDRESSING THE YEAR 2000 ISSUE FOR THEIR SYSTEMS. THE SERIES HAS BEEN INFORMED BY ITS OTHER SERVICE PROVIDERS THAT THEY ARE TAKING SIMILAR MEASURES.
  ALTHOUGH THE SERIES DOES NOT EXPECT THE YEAR 2000 ISSUE TO ADVERSELY AFFECT IT, THE SERIES CANNOT GUARANTEE THAT THE EFFORTS OF THE SERIES OR ITS SERVICE PROVIDERS TO CORRECT THE PROBLEM WILL BE SUCCESSFUL.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS
THE SERIES GENERALLY:

     PAYS DIVIDENDS ONCE A YEAR, IN DECEMBER.

          MAKES CAPITAL GAINS DISTRIBUTIONS, IF ANY, ONCE A YEAR, TYPICALLY IN DECEMBER.

HOWEVER, BECAUSE THE SERIES MAY UTILIZE TAX EQUALIZATION AND OTHER METHODS TO MINIMIZE TAXABLE DISTRIBUTIONS, IN SOME YEARS IT MAY PAY NO, OR ONLY MINIMAL
DIVIDENDS  AND/OR  DISTRIBUTIONS.    THE  SERIES  ALSO  MAY  PAY  ADDITIONAL
DISTRIBUTIONS AND DIVIDENDS AT OTHER TIMES IF NECESSARY FOR THE SERIES TO AVOID A FEDERAL TAX.

CAPITAL  GAIN  DISTRIBUTIONS AND DIVIDENDS ARE REINVESTED IN ADDITIONAL SHARES
OF THE SAME CLASS THAT YOU HOLD. ALTERNATIVELY, YOU CAN INSTRUCT YOUR FINANCIAL INTERMEDIARY OR, THE TRANSFER AGENT IN WRITING OR BY TELEPHONE, TO HAVE YOUR CAPITAL GAINS AND/OR DIVIDENDS PAID IN CASH. YOU CAN CHANGE YOUR CHOICE AT ANY TIME TO BE EFFECTIVE AS OF THE NEXT DISTRIBUTION OR DIVIDEND, EXCEPT THAT ANY CHANGE GIVEN TO THE FUND AFTER THE RECORD DATE WILL NOT BE EFFECTIVE UNTIL THE NEXT DISTRIBUTION OR DIVIDEND IS MADE. NO INTEREST WILL ACCRUE ON AMOUNTS REPRESENTED BY UNCASHED DISTRIBUTION OR REDEMPTION CHECKS.

TAXES

TRANSACTION
FEDERAL TAX STATUS

REDEMPTION OR EXCHANGE OF SHARES     USUALLY TAXABLE AS CAPITAL GAIN OR LOSS;
                                  LONG-TERM ONLY IF SHARES OWNED MORE THAN ONE
YEAR

LONG-TERM CAPITAL GAIN DISTRIBUTIONS     TAXABLE AS LONG-TERM CAPITAL GAIN

SHORT-TERM CAPITAL GAIN DISTRIBUTIONS     TAXABLE AS ORDINARY INCOME

DIVIDENDS                    TAXABLE AS ORDINARY INCOME

IF YOU ARE A TAXABLE INVESTOR, YOU MAY WANT TO AVOID BUYING SHARES WHEN THE SERIES IS ABOUT TO DECLARE A CAPITAL GAIN DISTRIBUTION OR A DIVIDEND, BECAUSE IT WILL BE TAXABLE TO YOU EVEN THOUGH IT MAY ACTUALLY BE A RETURN OF A PORTION OF YOUR INVESTMENT.

AFTER THE END OF EACH YEAR, THE SERIES WILL PROVIDE YOU WITH INFORMATION ABOUT THE DISTRIBUTIONS AND DIVIDENDS THAT YOU RECEIVED AND ANY REDEMPTIONS OF SHARES DURING THE PREVIOUS YEAR. IN CALCULATING YOUR GAIN OR LOSS ON ANY SALE OF SHARES, NOTE THAT YOUR TAX BASIS IN YOUR SHARES IS INCREASED BY THE AMOUNTS
OF  DIVIDENDS  AND  DISTRIBUTIONS  THAT    YOU HAVE REINVESTED IN THE SERIES.
DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE AS DESCRIBED ABOVE WHETHER RECEIVED IN CASH OR REINVESTED.

IF  YOU  DO  NOT  PROVIDE THE SERIES WITH YOUR CORRECT TAXPAYER IDENTIFICATION
NUMBER AND ANY REQUIRED CERTIFICATIONS, YOU MAY BE SUBJECT TO BACK-UP WITHHOLDING OF 31% OF YOUR DISTRIBUTIONS, DIVIDENDS, AND REDEMPTION PROCEEDS. BECAUSE EACH SHAREHOLDER'S CIRCUMSTANCES ARE DIFFERENT AND SPECIAL TAX RULES MAY APPLY, YOU SHOULD CONSULT WITH YOUR TAX ADVISER ABOUT YOUR INVESTMENT IN
THE  SERIES  AND  YOUR  RECEIPT  OF  DIVIDENDS,  DISTRIBUTIONS  OR  REDEMPTION
PROCEEDS.

                                                             [BACK COVER PAGE]


EXETER FUND, INC.
TAX MANAGED SERIES


SHAREHOLDER REPORTS AND THE STATEMENT OF ADDITIONAL INFORMATION (SAI). ANNUAL AND SEMIANNUAL REPORTS TO SHAREHOLDERS PROVIDE ADDITIONAL INFORMATION ABOUT THE SERIES' INVESTMENTS. THESE REPORTS DISCUSS THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE SERIES' PERFORMANCE DURING ITS LAST FISCAL YEAR. THE SAI PROVIDES MORE DETAILED INFORMATION ABOUT THE SERIES. IT IS INCORPORATED BY REFERENCE INTO THIS COMBINED PROSPECTUS.

HOW TO OBTAIN THESE REPORTS AND ADDITIONAL INFORMATION.

     YOU MAY OBTAIN SHAREHOLDER REPORTS AND THE SAI OR OTHER INFORMATION ABOUT THE SERIES WITHOUT CHARGE, BY CALLING 1-800-466-3863 OR SENDING WRITTEN
 REQUESTS TO EXETER FUND, P.O. BOX 41118, ROCHESTER, NEW YORK 14604.

          YOU MAY REVIEW SHAREHOLDER REPORTS, THE PROSPECTUS AND SAI AT THE SECURITIES AND EXCHANGE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. THE SEC CHARGES A FEE FOR THIS SERVICE. INFORMATION ABOUT THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330. YOU CAN GET THE SAME REPORTS AND INFORMATION FREE FROM THE SEC'S INTERNET WEB SITE
 (HTTP://WWW.SEC.GOV).


IF SOMEONE MAKES A STATEMENT ABOUT THE SERIES THAT IS NOT IN THIS PROSPECTUS, YOU SHOULD NOT RELY UPON THAT INFORMATION. NEITHER THE SERIES NOR ITS DISTRIBUTOR IS OFFERING TO SELL SHARES TO ANY PERSON TO WHOM IT MAY NOT LAWFULLY SELL SHARES.

INVESTMENT COMPANY ACT FILE NO. 811-04087

     EXETER FUND, INC.

       STATEMENT OF ADDITIONAL INFORMATION DATED     MARCH 1, 1999


     THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR EACH OF THE FOLLOWING
SERIES OF EXETER FUND, INC. (THE "FUND"): BLENDED ASSET SERIES I, BLENDED ASSET SERIES II, FLEXIBLE YIELD SERIES I, FLEXIBLE YIELD SERIES II, FLEXIBLE
YIELD SERIES III, TAX MANAGED SERIES, DEFENSIVE SERIES AND MAXIMUM HORIZON SERIES (EACH A "SERIES"), COPIES OF WHICH MAY BE OBTAINED FROM EXETER ASSET MANAGEMENT, 1100 CHASE SQUARE, ROCHESTER, NY 14604. THIS SAI RELATES TO THE CLASS A, B, C, D AND E SHARES OF EACH SERIES.




     TABLE OF CONTENTS




                                                        PAGE

         INVESTMENT GOALS                               B-2
     INVESTMENT POLICIES AND RISKS                      B-2
     INVESTMENT RESTRICTIONS                            B-20
     PORTFOLIO TURNOVER                                 B-23
     THE FUND                                           B-23
     MANAGEMENT                                         B-24
     THE ADVISOR                                        B-29
     DISTRIBUTION OF FUND SHARES                        B-31
     CUSTODIAN AND INDEPENDENT ACCOUNTANT               B-32
     PORTFOLIO TRANSACTIONS AND BROKERAGE               B-32
     NET ASSET VALUE                                    B-34
     PURCHASES, EXCHANGES AND REDEMPTIONS OF SHARES B-34 FEDERAL TAX TREATMENT OF DIVIDENDS AND
       DISTRIBUTIONS                                    B-37
     YIELD AND TOTAL RETURN                             B-39
     FINANCIAL STATEMENTS                               B-39
     APPENDIX - DESCRIPTION OF BOND RATINGS             B-40

           INVESTMENT GOALS

     EACH OF THE SERIES' INVESTMENT GOALS AS WELL AS ITS PRINCIPAL INVESTMENT POLICIES AND STRATEGIES WITH RESPECT TO THE COMPOSITION OF THEIR RESPECTIVE PORTFOLIOS ARE DESCRIBED IN THE PROSPECTUS. THE FOLLOWING SECTIONS PROVIDE MORE INFORMATION ABOUT THOSE PRINCIPAL POLICIES AND STRATEGIES AS WELL AS INFORMATION ABOUT OTHER POLICIES AND STRATEGIES. EACH SERIES' INVESTMENT GOAL IS NOT FUNDAMENTAL AND MAY BE CHANGED BY THE BOARD OF DIRECTORS WITHOUT SHAREHOLDER APPROVAL. IF THERE IS A CHANGE IN A SERIES' INVESTMENT OBJECTIVE, SHAREHOLDERS WILL BE NOTIFIED THIRTY (30) DAYS PRIOR TO ANY SUCH CHANGE AND WILL BE ADVISED TO CONSIDER WHETHER THE FUND REMAINS AN APPROPRIATE INVESTMENT IN LIGHT OF THEIR THEN CURRENT FINANCIAL POSITION AND NEEDS. EACH OF THE SERIES IS A DIVERSIFIED MUTUAL FUND.

   INVESTMENT POLICIES AND RISKS

   EQUITY INVESTMENTS

   COMMON STOCKS. EACH SERIES MAY PURCHASE COMMON STOCKS. COMMON STOCKS ARE SHARES OF A CORPORATION OR OTHER ENTITY THAT ENTITLE THE HOLDER TO A PRO RATA SHARE OF THE PROFITS OF THE CORPORATION, IF ANY, WITHOUT PREFERENCE OVER ANY OTHER SHAREHOLDER OR CLASS OF SHAREHOLDERS, INCLUDING HOLDERS OF THE ENTITY'S PREFERRED STOCK AND OTHER SENIOR EQUITY. COMMON STOCK USUALLY CARRIES WITH IT THE RIGHT TO VOTE AND FREQUENTLY AN EXCLUSIVE RIGHT TO DO SO.

   PREFERRED STOCKS. EACH SERIES MAY INVEST IN PREFERRED STOCKS. PREFERRED STOCKS MAY PAY A DIVIDEND AT A FIXED RATE, AND MAY ENTITLE THE HOLDER TO
ACQUIRE  THE  ISSUER'S  STOCK  BY  EXCHANGE  OR  PURCHASE  FOR A PREDETERMINED
RATE.

   CONVERTIBLE SECURITIES. EACH SERIES MAY INVEST IN SECURITIES THAT ARE CONVERTIBLE AT EITHER A STATED PRICE OR A STATED RATE INTO UNDERLYING SHARES OF COMMON STOCK, THUS ENABLING THE INVESTOR TO BENEFIT FROM INCREASES IN THE MARKET PRICE OF THE COMMON STOCK. CONVERTIBLE SECURITIES PROVIDE HIGHER
YIELDS THAN THE UNDERLYING EQUITY, BUT GENERALLY OFFER LOWER YIELDS THAN NON-CONVERTIBLE SECURITIES OF SIMILAR QUALITY. LIKE BONDS, THE VALUE OF CONVERTIBLE SECURITIES FLUCTUATES IN RELATION TO CHANGES IN INTEREST RATES AND, IN ADDITION, ALSO FLUCTUATES IN RELATION TO THE UNDERLYING COMMON STOCK. THE PRINCIPAL FACTOR IN SELECTING CONVERTIBLE BONDS IS THE POTENTIAL TO BENEFIT FROM MOVEMENT IN THE STOCK PRICE. THERE IS NO MINIMUM RATING STANDARD FOR THE DEBT ASPECTS OF SUCH SECURITIES. CONVERTIBLE BONDS PURCHASED BY A SERIES MAY BE SUBJECT TO THE RISK OF BEING CALLED BY THE ISSUER.

   WARRANTS. EACH SERIES MAY PURCHASE WARRANTS. WARRANTS ACQUIRED BY A SERIES ENTITLE IT TO BUY COMMON STOCK FROM THE ISSUER AT A SPECIFIED PRICE AND TIME. WARRANTS MAY BE CONSIDERED MORE SPECULATIVE THAN CERTAIN OTHER TYPES OF INVESTMENTS BECAUSE THEY (1) DO NOT CARRY RIGHTS TO DIVIDENDS OR VOTING RIGHTS WITH RESPECT TO THE SECURITIES WHICH THE WARRANT ENTITLES THE HOLDER TO PURCHASE, AND (2) DO NOT REPRESENT ANY RIGHTS IN THE ASSETS OF THE ISSUER. WARRANTS PURCHASED BY THE FUND MAY OR MAY NOT BE LISTED ON A NATIONAL SECURITIES EXCHANGE. AS A FUNDAMENTAL INVESTMENT POLICY, NONE
OF THE SERIES (EXCEPT FOR THE FLEXIBLE YIELD SERIES I, FLEXIBLE YIELD SERIES II, AND THE FLEXIBLE YIELD SERIES III) MAY INVEST MORE THAN 5% OF THE VALUE OF ITS TOTAL NET ASSETS IN WARRANTS. INCLUDED WITHIN THAT AMOUNT, BUT NOT TO EXCEED 2% OF THE VALUE OF THE SERIES' NET ASSETS, MAY BE WARRANTS WHICH ARE NOT LISTED ON THE NEW YORK OR AMERICAN STOCK EXCHANGE.

   REITS. EACH SERIES MAY INVEST IN SHARES OF REAL ESTATE INVESTMENT TRUSTS ("REITS"), WHICH ARE POOLED INVESTMENT VEHICLES THAT INVEST IN REAL ESTATE OR REAL ESTATE LOANS OR INTERESTS. INVESTING IN REITS INVOLVES RISKS SIMILAR TO THOSE ASSOCIATED WITH INVESTING IN EQUITY SECURITIES OF SMALL CAPITALIZATION COMPANIES. REITS ARE DEPENDENT UPON MANAGEMENT SKILLS, ARE NOT DIVERSIFIED, AND ARE SUBJECT TO RISKS OF PROJECT FINANCING, DEFAULT BY BORROWERS, SELF-LIQUIDATION, AND THE POSSIBILITY OF FAILING TO QUALIFY FOR THE EXEMPTION FROM TAXATION ON DISTRIBUTED AMOUNTS UNDER THE INTERNAL REVENUE CODE OF 1986, AS AMENDED (THE "CODE").

   TRUST CERTIFICATES, PARTNERSHIP INTERESTS AND EQUITY PARTICIPATIONS. EACH SERIES MAY INVEST IN EQUITY SECURITIES THAT ARE INTERESTS IN NON-CORPORATE ENTITIES. THESE SECURITIES, WHICH INCLUDE TRUST CERTIFICATES, PARTNERSHIP INTERESTS AND EQUITY PARTICIPATIONS, HAVE DIFFERENT LIABILITY AND TAX CHARACTERISTICS THAN EQUITY SECURITIES ISSUED BY A CORPORATION, AND THUS MAY
PRESENT  ADDITIONAL  RISKS  TO  THE  SERIES.    HOWEVER,  THE  INVESTMENT
CHARACTERISTICS OF THESE SECURITIES ARE SIMILAR TO THOSE OF TRADITIONAL CORPORATE EQUITY SECURITIES.

   FIXED INCOME INVESTMENTS

   CORPORATE DEBT OBLIGATIONS. EACH SERIES MAY INVEST IN CORPORATE DEBT OBLIGATIONS ISSUED BY FINANCIAL INSTITUTIONS AND CORPORATIONS. CORPORATE DEBT OBLIGATIONS ARE SUBJECT TO THE RISK OF AN ISSUER'S INABILITY TO MEET PRINCIPAL AND INTEREST PAYMENTS ON THE OBLIGATIONS AND MAY ALSO BE SUBJECT TO PRICE VOLATILITY DUE TO SUCH FACTORS AS MARKET INTEREST RATES, MARKET PERCEPTION OF THE CREDITWORTHINESS OF THE ISSUER AND GENERAL MARKET LIQUIDITY.

   U.S. GOVERNMENT SECURITIES. EACH SERIES MAY INVEST IN DEBT OBLIGATIONS OF VARYING MATURITIES ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT, ITS AGENCIES OR INSTRUMENTALITIES. DIRECT OBLIGATIONS OF THE U.S. TREASURY WHICH ARE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT, INCLUDE A VARIETY OF TREASURY SECURITIES THAT DIFFER ONLY IN THEIR INTEREST RATES, MATURITIES AND DATES OF ISSUANCE. U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES WHICH ISSUE OR GUARANTEE SECURITIES INCLUDE, BUT ARE NOT LIMITED TO, THE FEDERAL HOUSING ADMINISTRATION, FEDERAL NATIONAL MORTGAGE ASSOCIATION, FARMERS HOME ADMINISTRATION, EXPORT-IMPORT BANK OF THE UNITED STATES, SMALL BUSINESS ADMINISTRATION, GOVERNMENTAL NATIONAL MORTGAGE ASSOCIATION, GENERAL SERVICES ADMINISTRATION, CENTRAL BANK FOR COOPERATIVES, FEDERAL HOME LOAN BANKS, FEDERAL HOME LOAN MORTGAGE CORPORATION, FEDERAL INTERMEDIATE CREDIT BANKS,
FEDERAL LAND BANKS, MARITIME ADMINISTRATION, THE TENNESSEE VALLEY AUTHORITY, DISTRICT OF COLUMBIA ARMORY BOARD AND THE STUDENT LOAN MARKETING ASSOCIATION.

   OBLIGATIONS OF U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES MAY OR MAY NOT BE SUPPORTED BY THE FULL FAITH AND CREDIT OF THE UNITED STATES. SOME ARE BACKED BY THE RIGHT OF THE ISSUER TO BORROW FROM THE U.S. TREASURY; OTHERS BY DISCRETIONARY AUTHORITY OF THE U.S. GOVERNMENT TO PURCHASE THE AGENCIES' OBLIGATIONS; WHILE STILL OTHERS, SUCH AS THE STUDENT LOAN MARKETING ASSOCIATION, ARE SUPPORTED ONLY BY THE CREDIT OF THE INSTRUMENTALITY. IN THE CASE OF SECURITIES NOT BACKED BY THE FULL FAITH AND CREDIT OF THE UNITED STATES, THE INVESTOR MUST LOOK PRINCIPALLY TO THE AGENCY OR INSTRUMENTALITY ISSUING OR GUARANTEEING THE OBLIGATION FOR ULTIMATE REPAYMENT, AND MAY NOT BE ABLE TO ASSERT A CLAIM AGAINST THE UNITED STATES ITSELF IN THE EVENT THE AGENCY OR INSTRUMENTALITY DOES NOT MEET ITS COMMITMENT.

   A SERIES WILL INVEST IN SECURITIES OF SUCH INSTRUMENTALITY ONLY WHEN THE FUND'S INVESTMENT ADVISOR, EXETER ASSET MANAGEMENT (THE IS SATISFIED THAT THE CREDIT RISK WITH RESPECT TO ANY INSTRUMENTALITY IS MINIMAL.

   MORTGAGE-BACKED SECURITIES. EACH SERIES MAY INVEST IN MORTGAGE-BACKED SECURITIES WHICH REPRESENT AN INTEREST IN A POOL OF MORTGAGE LOANS. THESE
SECURITIES  ARE  ISSUED  OR  GUARANTEED  BY  U.S.  GOVERNMENT  AGENCIES  OR
INSTRUMENTALITIES  SUCH  AS  THE  GOVERNMENT  NATIONAL  MORTGAGE  ASSOCIATION
("GNMA"), FANNIE MAE, AND THE FEDERAL HOME LOAN MORTGAGE CORPORATION ("FHLMC"). OBLIGATIONS OF GNMA ARE BACKED BY THE FULL FAITH AND CREDIT OF THE UNITED STATES GOVERNMENT. OBLIGATIONS OF FANNIE MAE AND FHLMC ARE NOT BACKED BY THE FULL FAITH AND CREDIT OF THE UNITED STATES GOVERNMENT BUT ARE
CONSIDERED TO BE OF HIGH QUALITY SINCE THEY ARE CONSIDERED TO BE INSTRUMENTALITIES OF THE UNITED STATES. THE MARKET VALUE AND INTEREST YIELD OF THESE MORTGAGE-BACKED SECURITIES CAN VARY DUE TO MARKET INTEREST RATE FLUCTUATIONS AND EARLY PREPAYMENTS OF UNDERLYING MORTGAGES. THESE SECURITIES REPRESENT OWNERSHIP IN A POOL OF FEDERALLY INSURED MORTGAGE LOANS WITH A MAXIMUM MATURITY OF 30 YEARS. HOWEVER, DUE TO SCHEDULED AND UNSCHEDULED PRINCIPAL PAYMENTS ON THE UNDERLYING LOANS, THESE SECURITIES HAVE A SHORTER AVERAGE MATURITY AND, THEREFORE, LESS PRINCIPAL VOLATILITY THAN A COMPARABLE 30-YEAR BOND. SINCE PREPAYMENT RATES VARY WIDELY, IT IS NOT POSSIBLE TO ACCURATELY PREDICT THE AVERAGE MATURITY OF A PARTICULAR MORTGAGE-BACKED SECURITY. THE SCHEDULED MONTHLY INTEREST AND PRINCIPAL PAYMENTS RELATING TO MORTGAGES IN THE POOL WILL BE "PASSED THROUGH" TO INVESTORS. GOVERNMENT MORTGAGE-BACKED SECURITIES DIFFER FROM CONVENTIONAL BONDS IN THAT PRINCIPAL IS PAID BACK TO THE CERTIFICATE HOLDERS OVER THE LIFE OF THE LOAN RATHER THAN AT MATURITY. AS A RESULT, THERE WILL BE MONTHLY SCHEDULED PAYMENTS OF PRINCIPAL AND INTEREST. IN ADDITION, THERE MAY BE UNSCHEDULED PRINCIPAL PAYMENTS
REPRESENTING  PREPAYMENTS  ON  THE  UNDERLYING  MORTGAGES.    ALTHOUGH  THESE
SECURITIES MAY OFFER YIELDS HIGHER THAN THOSE AVAILABLE FROM OTHER TYPES OF U.S. GOVERNMENT SECURITIES, MORTGAGE-BACKED SECURITIES MAY BE LESS EFFECTIVE THAN OTHER TYPES OF SECURITIES AS A MEANS OF "LOCKING IN" ATTRACTIVE LONG-TERM RATES BECAUSE OF THE PREPAYMENT FEATURE. FOR INSTANCE, WHEN INTEREST RATES DECLINE, THE VALUE OF THESE SECURITIES LIKELY WILL NOT RISE AS MUCH AS COMPARABLE DEBT SECURITIES DUE TO THE PREPAYMENT FEATURE. IN ADDITION, THESE PREPAYMENTS CAN CAUSE THE PRICE OF A MORTGAGE-BACKED SECURITY ORIGINALLY PURCHASED AT A PREMIUM TO DECLINE IN PRICE TO ITS PAR VALUE, WHICH MAY RESULT IN A LOSS.

   EACH SERIES MAY ALSO INVEST IN COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS") AND REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICS"), WHICH ARE RATED IN
ONE OF THE TWO TOP CATEGORIES BY STANDARD & POOR'S CORPORATION ("S&P") OR MOODY'S INVESTORS SERVICE ("MOODY'S"). CMOS ARE SECURITIES COLLATERALIZED BY MORTGAGES, MORTGAGE PASS-THROUGHS, MORTGAGE PAY-THROUGH BONDS (BONDS REPRESENTING AN INTEREST IN A POOL OF MORTGAGES WHERE THE CASH FLOW GENERATED FROM THE MORTGAGE COLLATERAL POOL IS DEDICATED TO BOND REPAYMENT), AND MORTGAGE-BACKED BONDS (GENERAL OBLIGATIONS OF THE ISSUERS PAYABLE OUT OF THE ISSUER'S GENERAL FUNDS AND ADDITIONALLY SECURED BY A FIRST LIEN ON A POOL OF SINGLE FAMILY DETACHED PROPERTIES). MANY CMOS ARE ISSUED WITH A NUMBER OF CLASSES OR SERIES WHICH HAVE DIFFERENT MATURITIES AND ARE RETIRED IN SEQUENCE.
  INVESTORS PURCHASING SUCH CMOS IN THE SHORTEST MATURITIES RECEIVE OR ARE CREDITED WITH THEIR PRO RATA PORTION OF THE SCHEDULED PAYMENTS OF INTEREST AND PRINCIPAL ON THE UNDERLYING MORTGAGES PLUS ALL UNSCHEDULED PREPAYMENTS OF
PRINCIPAL  UP  TO  A PREDETERMINED PORTION OF THE TOTAL CMO OBLIGATION.  UNTIL
THAT PORTION OF SUCH CMO OBLIGATION IS REPAID, INVESTORS IN THE LONGER MATURITIES RECEIVE INTEREST ONLY. ACCORDINGLY, THE CMOS IN THE LONGER MATURITY SERIES ARE LESS LIKELY THAN OTHER MORTGAGE PASS-THROUGHS TO BE PREPAID PRIOR TO THEIR STATED MATURITY. ALTHOUGH SOME OF THE MORTGAGES UNDERLYING CMOS MAY BE SUPPORTED BY VARIOUS TYPES OF INSURANCE, AND SOME CMOS MAY BE BACKED BY GNMA CERTIFICATES OF OTHER MORTGAGE PASS-THROUGHS ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES, THE CMOS THEMSELVES ARE NOT GENERALLY GUARANTEED.

   REMICS, WHICH WERE AUTHORIZED UNDER THE TAX REFORM ACT OF 1986, ARE PRIVATE ENTITIES FORMED FOR THE PURPOSE OF HOLDING A FIXED POOL OF MORTGAGES SECURED BY AN INTEREST IN REAL PROPERTY. REMICS ARE SIMILAR TO CMOS IN THAT THEY ISSUE MULTIPLE CLASSES OF SECURITIES.

   ASSET-BACKED  SECURITIES.    EACH  SERIES  MAY  INVEST  IN  ASSET-BACKED
SECURITIES.    THESE  SECURITIES,  ISSUED  BY  TRUSTS  AND  SPECIAL  PURPOSE
CORPORATIONS, ARE BACKED BY A POOL OF ASSETS, SUCH AS CREDIT CARD AND AUTOMOBILE LOAN RECEIVABLES, REPRESENTING THE OBLIGATIONS OF A NUMBER OF DIFFERENT PARTIES.

   ASSET-BACKED SECURITIES PRESENT CERTAIN RISKS. FOR INSTANCE, IN THE CASE OF CREDIT CARD RECEIVABLES, THESE SECURITIES MAY NOT HAVE THE BENEFIT OF ANY SECURITY INTEREST IN THE RELATED COLLATERAL. CREDIT CARD RECEIVABLES ARE GENERALLY UNSECURED AND THE DEBTORS ARE ENTITLED TO THE PROTECTION OF A NUMBER OF STATE AND FEDERAL CONSUMER CREDIT LAWS, MANY OF WHICH GIVE SUCH DEBTORS THE RIGHT TO SET OFF CERTAIN AMOUNTS OWED ON THE CREDIT CARDS, THEREBY REDUCING THE BALANCE DUE. MOST ISSUERS OF AUTOMOBILE RECEIVABLES PERMIT THE SERVICERS TO RETAIN POSSESSION OF THE UNDERLYING OBLIGATIONS. IF THE SERVICER WERE TO SELL THESE OBLIGATIONS TO ANOTHER PARTY, THERE IS A RISK THAT THE PURCHASER WOULD ACQUIRE AN INTEREST SUPERIOR TO THAT OF THE HOLDERS OF THE RELATED AUTOMOBILE RECEIVABLES. IN ADDITION, BECAUSE OF THE LARGE NUMBER OF VEHICLES INVOLVED IN A TYPICAL ISSUANCE AND TECHNICAL REQUIREMENTS UNDER STATE LAWS, THE TRUSTEE FOR THE HOLDERS OF THE AUTOMOBILE RECEIVABLES MAY NOT HAVE A PROPER SECURITY INTEREST IN ALL OF THE OBLIGATIONS BACKING SUCH RECEIVABLES. THEREFORE, THERE IS THE POSSIBILITY THAT RECOVERIES ON REPOSSESSED COLLATERAL MAY NOT, IN SOME CASES, BE AVAILABLE TO SUPPORT PAYMENTS ON THESE SECURITIES.

   ASSET-BACKED SECURITIES ARE OFTEN BACKED BY A POOL OF ASSETS REPRESENTING THE OBLIGATIONS OF A NUMBER OF DIFFERENT PARTIES. TO LESSEN THE EFFECT OF FAILURES BY OBLIGORS TO MAKE PAYMENTS ON UNDERLYING ASSETS, THE SECURITIES MAY CONTAIN ELEMENTS OF CREDIT SUPPORT WHICH FALL INTO TWO CATEGORIES: (I) LIQUIDITY PROTECTION AND (II) PROTECTION AGAINST LOSSES RESULTING FROM ULTIMATE DEFAULT BY AN OBLIGOR ON THE UNDERLYING ASSETS. LIQUIDITY PROTECTION REFERS TO THE PROVISION OF ADVANCES, GENERALLY BY THE ENTITY ADMINISTERING THE POOL OF ASSETS, TO ENSURE THAT THE RECEIPT OF PAYMENTS ON THE UNDERLYING POOL OCCURS IN A TIMELY FASHION. PROTECTION AGAINST LOSSES RESULTING FROM ULTIMATE DEFAULT ENSURES PAYMENT THROUGH INSURANCE POLICIES OR LETTERS OF CREDIT OBTAINED BY THE ISSUER OR SPONSOR FROM THIRD PARTIES. THE DEGREE OF CREDIT SUPPORT PROVIDED FOR EACH ISSUE IS GENERALLY BASED ON HISTORICAL INFORMATION RESPECTING THE LEVEL OF CREDIT RISK ASSOCIATED WITH THE UNDERLYING ASSETS. DELINQUENCY OR LOSS IN EXCESS OF THAT ANTICIPATED OR FAILURE OF THE CREDIT SUPPORT COULD ADVERSELY AFFECT THE RETURN ON AN INSTRUMENT IN SUCH A SECURITY.

   THE ESTIMATED LIFE OF AN ASSET-BACKED SECURITY VARIES WITH THE PREPAYMENT EXPERIENCE WITH RESPECT TO THE UNDERLYING DEBT INSTRUMENTS. THE RATE OF SUCH PREPAYMENTS, AND HENCE THE LIFE OF AN ASSET-BACKED SECURITY, WILL BE PRIMARILY A FUNCTION OF CURRENT MARKET INTEREST RATES, ALTHOUGH OTHER ECONOMIC AND DEMOGRAPHIC FACTORS MAY BE INVOLVED. FOR EXAMPLE, FALLING INTEREST RATES GENERALLY RESULT IN AN INCREASE IN THE RATE OF PREPAYMENTS OF MORTGAGE LOANS WHILE RISING INTEREST RATES GENERALLY DECREASE THE RATE OF PREPAYMENTS. CONSEQUENTLY, ASSET-BACKED SECURITIES ARE SUBJECT TO CALL RISK AND EXTENSION RISK (DESCRIBED BELOW).

   BELOW INVESTMENT GRADE DEBT SECURITIES. EACH SERIES MAY INVEST UP TO 20% OF ITS ASSETS IN CORPORATE DEBT SECURITIES RATED BELOW INVESTMENT GRADE. HIGH RISK, HIGH YIELD SECURITIES RATED BELOW BBB OR LOWER BY S&P OR BAA OR LOWER BY MOODY'S ARE "BELOW INVESTMENT GRADE" AND ARE CONSIDERED TO HAVE SPECULATIVE CHARACTERISTICS AND INVOLVE GREATER RISK OF DEFAULT OR PRICE CHANGES DUE TO CHANGES IN THE ISSUER'S CREDIT-WORTHINESS. MARKET PRICES OF THESE SECURITIES MAY FLUCTUATE MORE THAN HIGH-RATED SECURITIES AND THEY ARE DIFFICULT TO PRICE AT TIMES BECAUSE THEY ARE MORE THINLY TRADED AND LESS LIQUID SECURITIES. MARKET PRICES MAY DECLINE SIGNIFICANTLY IN PERIODS OF GENERAL ECONOMIC DIFFICULTY WHICH MAY FOLLOW PERIODS OF RISING INTEREST RATES. SECURITIES IN THE LOWEST RATING CATEGORY MAY BE IN DEFAULT. FOR THESE REASONS, IT IS THE SERIES' POLICY NOT TO RELY PRIMARILY ON RATINGS ISSUED BY ESTABLISHED CREDIT RATING AGENCIES, BUT TO UTILIZE SUCH RATINGS IN CONJUNCTION WITH THE ADVISOR'S OWN INDEPENDENT AND ONGOING REVIEW OF CREDIT QUALITY. IN THE EVENT A SECURITY IS DOWNGRADED BELOW THESE RATINGS AFTER PURCHASE, THE ADVISOR WILL REVIEW AND TAKE APPROPRIATE ACTION WITH REGARD TO THE SECURITY. EACH SERIES WILL ALSO SEEK TO MINIMIZE RISK BY DIVERSIFYING ITS HOLDINGS.

   YANKEE BONDS. EACH SERIES MAY INVEST IN U.S. DOLLAR-DENOMINATED BONDS SOLD IN THE UNITED STATES BY NON-U.S. ISSUERS ("YANKEE BONDS"). AS COMPARED WITH BONDS ISSUED IN THE UNITED STATES, SUCH BOND ISSUES NORMALLY CARRY A HIGHER INTEREST RATE BUT ARE LESS ACTIVELY TRADED.

   OBLIGATIONS OF SUPRANATIONAL AGENCIES. CURRENTLY, THE FLEXIBLE YIELD SERIES I, FLEXIBLE YIELD SERIES II AND THE FLEXIBLE YIELD SERIES III MAY PURCHASE SECURITIES ISSUED OR GUARANTEED BY SUPRANATIONAL AGENCIES INCLUDING, BUT NOT LIMITED TO, THE FOLLOWING: ASIAN DEVELOPMENT BANK, INTER-AMERICAN DEVELOPMENT BANK, INTERNATIONAL BANK FOR RECONSTRUCTION AND DEVELOPMENT (WORLD
BANK), AFRICAN DEVELOPMENT BANK, EUROPEAN COAL AND STEEL COMMUNITY, EUROPEAN ECONOMIC COMMUNITY, EUROPEAN INVESTMENT BANK AND THE NORDIC INVESTMENT BANK. FOR CONCENTRATION PURPOSES, SUPRANATIONAL ENTITIES ARE CONSIDERED AN INDUSTRY. INVESTMENT IN THESE ENTITIES IS SUBJECT TO THE SERIES' OTHER RESTRICTIONS ON INVESTMENTS IN FOREIGN SECURITIES, DESCRIBED BELOW.

   ZERO-COUPON BONDS. SOME OF THE SECURITIES IN WHICH THE SERIES INVEST MAY INCLUDE SO-CALLED "ZERO-COUPON" BONDS. ZERO-COUPON BONDS ARE ISSUED AT A SIGNIFICANT DISCOUNT FROM FACE VALUE AND GENERALLY PAY INTEREST ONLY AT MATURITY RATHER THAN AT INTERVALS DURING THE LIFE OF THE SECURITY. EACH SERIES IS REQUIRED TO ACCRUE AND DISTRIBUTE INCOME FROM ZERO-COUPON BONDS ON A CURRENT BASIS, EVEN THOUGH IT DOES NOT RECEIVE THAT INCOME CURRENTLY IN CASH. THUS, THE SERIES MAY HAVE TO SELL INVESTMENTS TO OBTAIN CASH NEEDED TO MAKE INCOME DISTRIBUTIONS. THE DISCOUNT IN THE ABSENCE OF FINANCIAL DIFFICULTIES OF THE ISSUER DECREASES AS THE FINAL MATURITY OF THE SECURITY APPROACHES. ZERO-COUPON BONDS CAN BE SOLD PRIOR TO THEIR MATURITY DATE IN THE SECONDARY MARKET AT THE THEN PREVAILING MARKET VALUE, WHICH DEPENDS PRIMARILY ON THE TIME REMAINING TO MATURITY, PREVAILING LEVEL OF INTEREST RATES AND THE PERCEIVED CREDIT QUALITY OF THE ISSUES. THE MARKET PRICES OF ZERO-COUPON SECURITIES ARE SUBJECT TO GREATER FLUCTUATIONS IN RESPONSE TO CHANGES IN MARKET INTEREST RATES THAN BONDS WHICH PAY INTEREST CURRENTLY.

   VARIABLE AND FLOATING RATE INSTRUMENTS. CERTAIN OF THE OBLIGATIONS PURCHASED BY A SERIES MAY CARRY VARIABLE OR FLOATING RATES OF INTEREST, MAY INVOLVE A CONDITIONAL OR UNCONDITIONAL DEMAND FEATURE AND MAY INCLUDE VARIABLE AMOUNT MASTER DEMAND NOTES. SUCH INSTRUMENTS BEAR INTEREST AT RATES WHICH ARE NOT FIXED, BUT WHICH VARY WITH CHANGES IN SPECIFIED MARKET RATES OR INDICES, SUCH AS A FEDERAL RESERVE COMPOSITE INDEX. THE INTEREST RATE ON THESE SECURITIES MAY BE RESET DAILY, WEEKLY, QUARTERLY, OR AT SOME OTHER INTERVAL, AND IT MAY HAVE A FLOOR OR CEILING RATE. THERE IS A RISK THAT THE CURRENT INTEREST RATE ON SUCH OBLIGATIONS MAY NOT ACCURATELY REFLECT EXISTING MARKET INTEREST RATES.

   SHORT-TERM INVESTMENTS. FOR TEMPORARY DEFENSIVE PURPOSES DURING PERIODS WHEN THE ADVISOR DETERMINES THAT MARKET CONDITIONS WARRANT, EACH SERIES MAY DEPART FROM ITS INVESTMENT GOALS AND INVEST UP TO 100% OF ITS ASSETS IN ALL TYPES OF MONEY MARKET INSTRUMENTS (INCLUDING SECURITIES GUARANTEED BY THE U.S. GOVERNMENT, ITS AGENCIES OR INSTRUMENTALITIES, CERTIFICATES OF DEPOSIT, TIME DEPOSITS AND BANKERS' ACCEPTANCES ISSUED BY BANKS OR SAVINGS AND LOAN INSTITUTIONS DEEMED CREDITWORTHY BY THE ADVISOR, COMMERCIAL PAPER RATED A-1 BY S&P OR PRIME-1 BY MOODY'S, REPURCHASE AGREEMENTS INVOLVING SUCH SECURITIES AND SHARES OF OTHER INVESTMENT COMPANIES AS PERMITTED BY APPLICABLE LAW) AND MAY HOLD A PORTION OF ITS ASSETS IN CASH. FOR A DESCRIPTION OF THE ABOVE RATINGS, SEE THE APPENDIX.

   RISKS OF FIXED INCOME SECURITIES. INVESTMENTS IN FIXED INCOME SECURITIES MAY SUBJECT THE SERIES TO RISKS, INCLUDING THE FOLLOWING:

INTEREST RATE RISK. WHEN INTEREST RATES DECLINE, THE MARKET VALUE OF FIXED INCOME SECURITIES TENDS TO INCREASE. CONVERSELY, WHEN INTEREST RATES INCREASE, THE MARKET VALUE OF FIXED INCOME SECURITIES TENDS TO DECLINE. THE VOLATILITY OF A SECURITYMARKET VALUE WILL DIFFER DEPENDING UPON THE SECURITYDURATION, THE ISSUER AND THE TYPE OF INSTRUMENT.

DEFAULT RISK/CREDIT RISK. INVESTMENTS IN FIXED INCOME SECURITIES ARE SUBJECT TO THE RISK THAT THE ISSUER OF THE SECURITY COULD DEFAULT ON ITS OBLIGATIONS, CAUSING A SERIES TO SUSTAIN LOSSES ON SUCH INVESTMENTS. A DEFAULT COULD IMPACT BOTH INTEREST AND PRINCIPAL PAYMENTS.

   CALL RISK AND EXTENSION RISK. FIXED INCOME SECURITIES MAY BE SUBJECT TO BOTH CALL RISK AND EXTENSION RISK. CALL RISK EXISTS WHEN THE ISSUER MAY EXERCISE ITS RIGHT TO PAY PRINCIPAL ON AN OBLIGATION EARLIER THAN SCHEDULED, WHICH WOULD CAUSE CASH FLOWS TO BE RETURNED EARLIER THAN EXPECTED. THIS TYPICALLY RESULTS WHEN INTEREST RATES HAVE DECLINED AND A SERIES WILL SUFFER FROM HAVING TO REINVEST IN LOWER YIELDING SECURITIES. EXTENSION RISK EXISTS WHEN THE ISSUER MAY EXERCISE ITS RIGHT TO PAY PRINCIPAL ON AN OBLIGATION LATER THAN SCHEDULED, WHICH WOULD CAUSE CASH FLOWS TO BE RETURNED LATER THAN EXPECTED. THIS TYPICALLY RESULTS WHEN INTEREST RATES HAVE INCREASED, AND A SERIES WILL SUFFER FROM THE INABILITY TO INVEST IN HIGHER YIELD SECURITIES.

   HEDGING (DERIVATIVE TRANSACTIONS)

   ALL OF THE SERIES' POLICIES REGARDING OPTIONS DISCUSSED BELOW ARE FUNDAMENTAL, AND MAY ONLY BE CHANGED BY A SHAREHOLDER VOTE.

   IN GENERAL. EACH SERIES HAS RESERVED THE RIGHT, SUBJECT TO AUTHORIZATION BY THE BOARD OF DIRECTORS PRIOR TO IMPLEMENTATION, TO ENGAGE IN CERTAIN STRATEGIES IN AN ATTEMPT TO HEDGE THE SERIES' PORTFOLIOS, THAT IS, TO REDUCE THE OVERALL LEVEL OF RISK THAT NORMALLY WOULD BE EXPECTED TO BE ASSOCIATED WITH THEIR INVESTMENTS. EACH SERIES MAY WRITE COVERED CALL OPTIONS ON COMMON STOCKS; MAY PURCHASE AND SELL (ON A SECURED BASIS) PUT OPTIONS; AND MAY ENGAGE IN CLOSING TRANSACTIONS WITH RESPECT TO PUT AND CALL OPTIONS. EACH SERIES ALSO MAY PURCHASE FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS TO HEDGE CURRENCY EXCHANGE RATE RISK. IN ADDITION, EACH SERIES IS AUTHORIZED TO PURCHASE AND SELL STOCK INDEX FUTURES CONTRACTS AND OPTIONS ON STOCK INDEX FUTURES CONTRACTS. EACH SERIES IS ALSO AUTHORIZED TO CONDUCT SPOT (I.E., CASH BASIS) CURRENCY TRANSACTIONS OR TO USE CURRENCY FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS AND FOREIGN CURRENCIES IN ORDER TO PROTECT AGAINST UNCERTAINTY IN THE FUTURE LEVELS OF FOREIGN CURRENCY EXCHANGE RATES. THESE STRATEGIES ARE PRIMARILY USED FOR HEDGING PURPOSES; NEVERTHELESS, THERE ARE RISKS ASSOCIATED WITH THESE STRATEGIES AS DESCRIBED BELOW.

   OPTIONS ON SECURITIES. AS A MEANS OF PROTECTING ITS ASSETS AGAINST MARKET DECLINES, AND IN AN ATTEMPT TO EARN ADDITIONAL INCOME, EACH SERIES MAY WRITE COVERED CALL OPTION CONTRACTS ON ITS SECURITIES AND MAY PURCHASE CALL OPTIONS FOR THE PURPOSE OF TERMINATING ITS OUTSTANDING OBLIGATIONS WITH RESPECT TO SECURITIES UPON WHICH COVERED CALL OPTION CONTRACTS HAVE BEEN WRITTEN.

   WHEN A SERIES WRITES A CALL OPTION ON SECURITIES WHICH IT OWNS, IT GIVES THE PURCHASER OF THE OPTION THE RIGHT TO BUY THE SECURITIES AT AN EXERCISE PRICE SPECIFIED IN THE OPTION AT ANY TIME PRIOR TO THE EXPIRATION OF THE OPTION. IF ANY OPTION IS EXERCISED, A SERIES WILL REALIZE THE GAIN OR LOSS FROM THE SALE OF THE UNDERLYING SECURITY AND THE PROCEEDS OF THE SALE WILL BE INCREASED BY THE NET PREMIUM ORIGINALLY RECEIVED ON THE SALE OF THE OPTION. BY WRITING A COVERED CALL OPTION, A SERIES MAY FOREGO, IN EXCHANGE FOR THE NET PREMIUM, THE OPPORTUNITY TO PROFIT FROM AN INCREASE IN THE PRICE OF THE UNDERLYING SECURITY ABOVE THE OPTION'S EXERCISE PRICE. A SERIES WILL HAVE KEPT THE RISK OF LOSS IF THE PRICE OF THE SECURITY DECLINES, BUT WILL HAVE REDUCED THE EFFECT OF THAT RISK TO THE EXTENT OF THE PREMIUM IT RECEIVED WHEN THE OPTION WAS WRITTEN.

   A SERIES WILL WRITE ONLY COVERED CALL OPTIONS WHICH ARE TRADED ON NATIONAL SECURITIES EXCHANGES. CURRENTLY, CALL OPTIONS ON STOCKS MAY BE TRADED ON THE CHICAGO BOARD OPTIONS EXCHANGE AND THE NEW YORK, AMERICAN, PACIFIC AND PHILADELPHIA STOCK EXCHANGES. CALL OPTIONS ARE ISSUED BY THE OPTIONS CLEARING CORPORATION ("OCC"), WHICH ALSO SERVES AS THE CLEARING HOUSE FOR TRANSACTIONS WITH RESPECT TO STANDARDIZED OR LISTED OPTIONS. THE PRICE OF A CALL OPTION IS PAID TO THE WRITER WITHOUT REFUND ON EXPIRATION OR EXERCISE, AND NO PORTION OF THE PRICE IS RETAINED BY OCC OR THE EXCHANGES LISTED ABOVE. WRITERS AND PURCHASERS OF OPTIONS PAY THE TRANSACTION COSTS, WHICH MAY INCLUDE COMMISSIONS CHARGED OR INCURRED IN CONNECTION WITH SUCH OPTION TRANSACTIONS.

   A SERIES MAY WRITE ONLY COVERED CALL OPTIONS. A CALL OPTION IS CONSIDERED TO BE COVERED IF THE OPTION WRITER OWNS THE SECURITY UNDERLYING THE CALL OR HAS AN ABSOLUTE AND IMMEDIATE RIGHT TO ACQUIRE THAT SECURITY WITHOUT PAYMENT OF ADDITIONAL CASH CONSIDERATION (OR FOR ADDITIONAL CASH CONSIDERATION HELD IN A SEPARATE ACCOUNT) UPON CONVERSION OR EXCHANGE OF OTHER SECURITIES. A CALL OPTION IS ALSO CONSIDERED TO BE COVERED IF THE WRITER HOLDS ON A UNIT-FOR-UNIT BASIS A CALL ON THE SAME SECURITY AS THE CALL WRITTEN, HAS THE SAME EXPIRATION DATE AND THE EXERCISE PRICE OF THE CALL PURCHASED IS EQUAL TO OR LESS THAN THE EXERCISE PRICE OF THE CALL WRITTEN OR GREATER THAN THE EXERCISE PRICE OF THE CALL WRITTEN IF THE DIFFERENCE IS MAINTAINED IN CASH OR OTHER LIQUID SECURITIES IN A SEPARATE ACCOUNT, AND MARKED-TO-MARKET DAILY. A SERIES WILL NOT SELL (UNCOVER) THE SECURITIES AGAINST WHICH OPTIONS HAVE BEEN WRITTEN UNTIL AFTER THE OPTION PERIOD HAS EXPIRED, THE OPTION HAS BEEN EXERCISED OR A CLOSING PURCHASE HAS BEEN EXECUTED.

   OPTIONS WRITTEN BY A SERIES WILL HAVE EXERCISE PRICES WHICH MAY BE BELOW ("IN-THE-MONEY"), EQUAL TO ("AT-THE-MONEY") OR ABOVE ("OUT-OF-THE-MONEY") THE MARKET PRICE OF THE UNDERLYING SECURITY AT THE TIME THE OPTIONS ARE WRITTEN. HOWEVER, A SERIES GENERALLY WILL NOT WRITE SO-CALLED "DEEP-IN-THE-MONEY" OPTIONS.

THE MARKET VALUE OF A CALL OPTION GENERALLY REFLECTS THE MARKET PRICE OF THE UNDERLYING SECURITY. OTHER PRINCIPAL FACTORS AFFECTING MARKET VALUE INCLUDE SUPPLY AND DEMAND, DIVIDEND YIELD AND INTEREST RATES, THE PRICE VOLATILITY OF THE UNDERLYING SECURITY AND THE TIME REMAINING UNTIL THE EXPIRATION DATE.

   IF A CALL OPTION ON A SECURITY EXPIRES UNEXERCISED, A SERIES WILL REALIZE A GAIN IN THE AMOUNT OF THE PREMIUM ON THE OPTION, LESS ALL COMMISSIONS
PAID. SUCH A GAIN, HOWEVER, MAY BE OFFSET BY A DECLINE IN THE VALUE OF THE UNDERLYING SECURITY DURING THE OPTION PERIOD. IF A CALL OPTION IS EXERCISED, A SERIES WILL REALIZE A GAIN OR LOSS FROM THE SALE OF THE UNDERLYING SECURITY EQUAL TO THE DIFFERENCE BETWEEN THE COST OF THE UNDERLYING SECURITY AND THE PROCEEDS OF THE SALE OF THE SECURITY (EXERCISE PRICE MINUS COMMISSION) PLUS THE AMOUNT OF THE PREMIUM ON THE OPTION, LESS ALL COMMISSIONS PAID.

   CALL OPTIONS MAY ALSO BE PURCHASED BY A SERIES, BUT ONLY TO TERMINATE (ENTIRELY OR IN PART) A SERIES' OBLIGATION AS A WRITER OF A CALL OPTION. THIS IS ACCOMPLISHED BY MAKING A CLOSING PURCHASE TRANSACTION, THAT IS, THE PURCHASE OF A CALL OPTION ON THE SAME SECURITY WITH THE SAME EXERCISE PRICE AND EXPIRATION DATE AS SPECIFIED IN THE CALL OPTION WHICH HAD BEEN WRITTEN PREVIOUSLY. A CLOSING PURCHASE TRANSACTION WITH RESPECT TO CALLS TRADED ON A NATIONAL SECURITIES EXCHANGE HAS THE EFFECT OF EXTINGUISHING THE OBLIGATION OF THE WRITER OF A CALL OPTION. A SERIES MAY ENTER INTO A CLOSING PURCHASE TRANSACTION, FOR EXAMPLE, TO REALIZE A PROFIT ON AN OPTION IT HAD PREVIOUSLY WRITTEN, TO ENABLE IT TO SELL THE SECURITY WHICH UNDERLIES THE OPTION, TO FREE ITSELF TO SELL ANOTHER OPTION OR TO PREVENT ITS PORTFOLIO SECURITIES FROM BEING PURCHASED PURSUANT TO THE EXERCISE OF A CALL. A SERIES MAY ALSO PERMIT THE CALL OPTION TO BE EXERCISED. A CLOSING TRANSACTION CANNOT BE EFFECTED WITH RESPECT TO AN OPTIONED SECURITY ONCE A SERIES HAS RECEIVED A NOTICE THAT THE OPTION IS TO BE EXERCISED.

   THE COST TO A SERIES OF SUCH A CLOSING TRANSACTION MAY BE GREATER THAN THE NET PREMIUM RECEIVED BY A SERIES UPON WRITING THE ORIGINAL CALL OPTION. A PROFIT OR LOSS FROM A CLOSING PURCHASE TRANSACTION WILL BE REALIZED DEPENDING ON WHETHER THE AMOUNT PAID TO PURCHASE A CALL TO CLOSE A POSITION IS LESS OR MORE THAN THE AMOUNT RECEIVED FROM WRITING THE CALL. ANY PROFIT REALIZED BY A SERIES FROM THE EXECUTION OF A CLOSING TRANSACTION MAY BE PARTLY OR COMPLETELY OFFSET BY A REDUCTION IN THE MARKET PRICE OF THE UNDERLYING SECURITY.

   A SERIES MAY ALSO WRITE SECURED PUT OPTIONS AND ENTER INTO CLOSING PURCHASE TRANSACTIONS WITH RESPECT TO SUCH OPTIONS. A SERIES MAY WRITE SECURED PUT OPTIONS ON NATIONAL SECURITIES EXCHANGES TO OBTAIN, THROUGH THE RECEIPT OF PREMIUMS, A GREATER RETURN THAN WOULD BE REALIZED ON THE UNDERLYING SECURITIES ALONE. A PUT OPTION GIVES THE PURCHASER OF THE OPTION THE RIGHT TO SELL, AND THE WRITER HAS THE OBLIGATION TO BUY, THE UNDERLYING SECURITY AT THE STATED EXERCISE PRICE DURING THE OPTION PERIOD. THE SECURED PUT WRITER RETAINS THE RISK OF LOSS SHOULD THE MARKET VALUE OF THE UNDERLYING SECURITY DECLINE BELOW THE EXERCISE PRICE OF THE OPTION. DURING THE OPTION PERIOD, THE WRITER OF A PUT OPTION MAY BE REQUIRED AT ANY TIME TO MAKE PAYMENT OF THE EXERCISE PRICE AGAINST DELIVERY OF THE UNDERLYING SECURITY. THE OPERATION OF PUT OPTIONS IN OTHER RESPECTS IS SUBSTANTIALLY IDENTICAL TO THAT OF CALL OPTIONS. THE FUND WILL ESTABLISH A SEPARATE ACCOUNT CONSISTING OF LIQUID ASSETS EQUAL TO
THE AMOUNT OF THE SERIES ASSETS THAT COULD BE REQUIRED TO CONSUMMATE THE PUT OPTIONS. FOR PURPOSES OF DETERMINING THE ADEQUACY OF THE SECURITIES IN THE ACCOUNT, THE DEPOSITED ASSETS WILL BE VALUED AT FAIR MARKET VALUE. IF THE VALUE OF SUCH ASSETS DECLINES, ADDITIONAL CASH OR ASSETS WILL BE PLACED IN THE ACCOUNT DAILY SO THAT THE VALUE OF THE ACCOUNT WILL EQUAL THE AMOUNT OF SUCH COMMITMENTS BY THE SERIES.

   A PUT OPTION IS SECURED IF A SERIES MAINTAINS IN A SEPARATE ACCOUNT
LIQUID ASSETS IN AN AMOUNT NOT LESS THAN THE EXERCISE PRICE OF THE OPTION AT ALL TIMES DURING THE OPTION PERIOD. A SERIES MAY WRITE SECURED PUT OPTIONS WHEN THE ADVISOR WISHES TO PURCHASE THE UNDERLYING SECURITY FOR A SERIES' PORTFOLIO AT A PRICE LOWER THAN THE CURRENT MARKET PRICE OF THE SECURITY. IN SUCH EVENT A SERIES WOULD WRITE A SECURED PUT OPTION AT AN EXERCISE PRICE WHICH, REDUCED BY THE PREMIUM RECEIVED ON THE OPTION, REFLECTS THE LOWER PRICE IT IS WILLING TO PAY. THE POTENTIAL GAIN ON A SECURED PUT OPTION IS LIMITED
TO THE INCOME EARNED ON THE AMOUNT HELD IN LIQUID ASSETS PLUS THE PREMIUM RECEIVED ON THE OPTION (LESS THE COMMISSIONS PAID ON THE TRANSACTION) WHILE THE POTENTIAL LOSS EQUALS THE DIFFERENCE BETWEEN THE EXERCISE PRICE OF THE OPTION AND THE CURRENT MARKET PRICE OF THE UNDERLYING SECURITIES WHEN THE PUT IS EXERCISED, OFFSET BY THE PREMIUM RECEIVED (LESS THE COMMISSIONS PAID ON THE TRANSACTION) AND INCOME EARNED ON THE AMOUNT HELD IN LIQUID ASSETS.

   A SERIES MAY PURCHASE PUT OPTIONS ON NATIONAL SECURITIES EXCHANGES IN AN ATTEMPT TO HEDGE AGAINST FLUCTUATIONS IN THE VALUE OF ITS PORTFOLIO SECURITIES AND TO PROTECT AGAINST DECLINES IN THE VALUE OF INDIVIDUAL SECURITIES. PURCHASING A PUT OPTION ALLOWS THE PURCHASER TO SELL THE PARTICULAR SECURITY COVERED BY THE OPTION AT A CERTAIN PRICE (THE "EXERCISE PRICE") AT ANY TIME UP TO A SPECIFIED FUTURE DATE (THE "EXPIRATION DATE")

   PURCHASE OF A PUT OPTION CREATES A "HEDGE" AGAINST A DECLINE IN THE VALUE OF THE UNDERLYING SECURITY BY CREATING THE RIGHT TO SELL THE SECURITY AT A SPECIFIED PRICE. PURCHASE OF A PUT OPTION REQUIRES PAYMENT OF A PREMIUM TO THE SELLER OF THAT OPTION. PAYMENT OF THIS PREMIUM NECESSARILY REDUCES THE RETURN AVAILABLE ON THE INDIVIDUAL SECURITY SHOULD THAT SECURITY CONTINUE TO APPRECIATE IN VALUE. IN RETURN FOR THE PREMIUM PAID, A SERIES PROTECTS ITSELF AGAINST SUBSTANTIAL LOSSES SHOULD THE SECURITY SUFFER A SHARP DECLINE IN VALUE. IN CONTRAST TO COVERED CALL OPTION WRITING, WHERE ONE OBTAINS GREATER CURRENT INCOME AT THE RISK OF FOREGOING POTENTIAL FUTURE GAINS, ONE PURCHASING PUT OPTIONS IS IN EFFECT FOREGOING CURRENT INCOME IN RETURN FOR REDUCING THE RISK OF POTENTIAL FUTURE LOSSES.

   A SERIES WILL PURCHASE PUT OPTIONS AS A MEANS OF "LOCKING IN" PROFITS ON SECURITIES HELD IN THE PORTFOLIO. SHOULD A SECURITY INCREASE IN VALUE FROM THE TIME IT IS INITIALLY PURCHASED, A SERIES MAY SEEK TO LOCK IN A CERTAIN
PROFIT LEVEL BY PURCHASING A PUT OPTION. SHOULD THE SECURITY THEREAFTER CONTINUE TO APPRECIATE IN VALUE THE PUT OPTION WILL EXPIRE UNEXERCISED AND THE TOTAL RETURN ON THE SECURITY, IF IT CONTINUES TO BE HELD BY A SERIES, WILL BE REDUCED BY THE AMOUNT OF PREMIUM PAID FOR THE PUT OPTION. AT THE SAME TIME, A SERIES WILL CONTINUE TO OWN THE SECURITY. SHOULD THE SECURITY DECLINE IN VALUE BELOW THE EXERCISE PRICE OF THE PUT OPTION, HOWEVER, A SERIES MAY ELECT TO EXERCISE THE OPTION AND "PUT" OR SELL THE SECURITY TO THE PARTY THAT SOLD THE PUT OPTION TO THAT SERIES, AT THE EXERCISE PRICE. IN THIS CASE A SERIES WOULD HAVE A HIGHER RETURN ON THE SECURITY THAN WOULD HAVE BEEN POSSIBLE IF A PUT OPTION HAD NOT BEEN PURCHASED.



   RISKS FACTORS AND CERTAIN OTHER FACTORS RELATING TO OPTIONS. POSITIONS IN OPTIONS ON SECURITIES MAY BE CLOSED ONLY BY A CLOSING TRANSACTION, WHICH MAY BE MADE ONLY ON AN EXCHANGE WHICH PROVIDES A LIQUID SECONDARY MARKET FOR SUCH OPTIONS. ALTHOUGH A SERIES WILL WRITE OPTIONS ONLY WHEN THE ADVISOR BELIEVES A LIQUID SECONDARY MARKET WILL EXIST ON AN EXCHANGE FOR OPTIONS OF THE SAME SERIES, THERE CAN BE NO ASSURANCE THAT A LIQUID SECONDARY MARKET WILL EXIST FOR ANY PARTICULAR SECURITY OPTION. IF NO LIQUID SECONDARY MARKET EXISTS RESPECTING AN OPTION POSITION HELD, A SERIES MAY NOT BE ABLE TO CLOSE AN OPTION POSITION, WHICH WILL PREVENT THAT SERIES FROM SELLING ANY SECURITY POSITION UNDERLYING AN OPTION UNTIL THE OPTION EXPIRES AND MAY HAVE AN ADVERSE EFFECT ON ITS ABILITY EFFECTIVELY TO HEDGE ITS SECURITY POSITIONS. A SECURED PUT OPTION WRITER WHO IS UNABLE TO EFFECT A CLOSING PURCHASE TRANSACTION WOULD CONTINUE TO BEAR THE RISK OF DECLINE IN THE MARKET PRICE OF THE UNDERLYING SECURITY UNTIL THE OPTION EXPIRES OR IS EXERCISED. IN ADDITION, A SECURED PUT WRITER WOULD BE UNABLE TO USE THE AMOUNT HELD IN LIQUID ASSETS AS SECURITY FOR THE PUT OPTION FOR OTHER INVESTMENT PURPOSES UNTIL THE EXERCISE OR EXPIRATION OF THE OPTION.

   POSSIBLE  REASONS  FOR  THE  ABSENCE  OF  A  LIQUID  SECONDARY MARKET ON AN
EXCHANGE    INCLUDE  THE  FOLLOWING:  (I) INSUFFICIENT TRADING ;
(II) RESTRICTIONS THAT MAY BE IMPOSED BY AN EXCHANGE ON OPENING TRANSACTIONS OR CLOSING TRANSACTIONS OR BOTH; (III) TRADING HALTS, SUSPENSIONS OR OTHER RESTRICTIONS THAT MAY BE IMPOSED WITH RESPECT TO PARTICULAR CLASSES OR SERIES OF CONTRACTS, OR UNDERLYING SECURITIES; (IV) UNUSUAL OR UNFORESEEN CIRCUMSTANCES THAT MAY INTERRUPT NORMAL OPERATIONS ON AN EXCHANGE; (V) THE
FACILITIES  OF  AN  EXCHANGE  OR    A  CLEARING  CORPORATION MAY NOT BE
ADEQUATE  TO  HANDLE  UNUSUAL  TRADING  VOLUME;  OR    (VI) ONE OR MORE
EXCHANGES COULD, FOR ECONOMIC OR OTHER REASONS, DECIDE OR BE COMPELLED AT SOME FUTURE DATE TO DISCONTINUE THE TRADING OF CONTRACTS (OR PARTICULAR
CLASS OR SERIES OF CONTRACTS), IN WHICH EVENT THE SECONDARY MARKET ON THAT EXCHANGE WOULD CEASE TO EXIST, ALTHOUGH OUTSTANDING CONTRACTS ON THE EXCHANGE THAT HAD BEEN ISSUED BY A CLEARING CORPORATION AS A RESULT OF TRADES ON THAT EXCHANGE WOULD CONTINUE TO BE EXERCISABLE IN ACCORDANCE WITH THEIR TERMS. THERE IS NO ASSURANCE THAT HIGHER THAN ANTICIPATED TRADING ACTIVITY OR OTHER UNFORESEEN EVENTS MIGHT NOT, AT TIMES, RENDER CERTAIN OF THE FACILITIES OF ANY OF THE CLEARING CORPORATIONS INADEQUATE, AND THEREBY RESULT IN THE INSTITUTION BY AN EXCHANGE OF SPECIAL PROCEDURES WHICH MAY INTERFERE WITH TIMELY EXECUTION OF CUSTOMERS' ORDERS.

   EACH OF THE EXCHANGES ON WHICH OPTIONS ON SECURITIES ARE TRADED HAS ESTABLISHED LIMITATIONS ON THE NUMBER OF OPTIONS WHICH MAY BE WRITTEN BY ANY ONE INVESTOR OR GROUP OF INVESTORS. THESE LIMITATIONS APPLY REGARDLESS OF WHETHER THE OPTIONS ARE WRITTEN IN DIFFERENT ACCOUNTS OR THROUGH DIFFERENT BROKERS. IT IS POSSIBLE THAT A SERIES AND CERTAIN OTHER ACCOUNTS MANAGED BY THE ADVISOR, MAY CONSTITUTE SUCH A GROUP. IF SO, THE OPTIONS POSITIONS OF THE SERIES MAY BE AGGREGATED WITH THOSE OF OTHER CLIENTS OF THE ADVISOR.

   IF A SERIES WRITES AN OVER-THE-COUNTER ("OTC") OPTION, IT WILL ENTER INTO AN ARRANGEMENT WITH A PRIMARY U.S. GOVERNMENT SECURITIES DEALER, WHICH WOULD ESTABLISH A FORMULA PRICE AT WHICH THE SERIES WOULD HAVE THE ABSOLUTE RIGHT TO REPURCHASE THAT OTC OPTION. THIS FORMULA PRICE WOULD GENERALLY BE BASED ON A MULTIPLE OF THE PREMIUM RECEIVED FOR THE OPTION, PLUS THE AMOUNT BY WHICH THE OPTION IS EXERCISABLE BELOW THE MARKED PRICE OF THE UNDERLYING SECURITY ("IN-THE-MONEY"). FOR AN OTC OPTION A SERIES WRITES, IT WILL TREAT AS
ILLIQUID (FOR PURPOSES OF THE 10% NET ASSET LIMITATION ON ILLIQUID SECURITIES) AN AMOUNT OF ASSETS USED TO COVER WRITTEN OTC OPTIONS,
EQUAL TO THE FORMULA PRICE FOR THE REPURCHASE OF THE OTC OPTION LESS THE AMOUNT BY WHICH THE OTC OPTION IS "IN-THE-MONEY". A SERIES WILL ALSO TREAT AS ILLIQUID ANY OTC OPTION HELD BY IT. THE SECURITIES AND EXCHANGE COMMISSION ("SEC") IS EVALUATING THE GENERAL ISSUE OF WHETHER OR NOT THE OTC OPTIONS SHOULD BE CONSIDERED TO BE LIQUID SECURITIES, AND THE PROCEDURE DESCRIBED ABOVE COULD BE AFFECTED BY THE OUTCOME OF THAT EVALUATION.

   ALTHOUGH THE OCC HAS STATED THAT IT BELIEVES (BASED ON FORECASTS PROVIDED BY THE EXCHANGES ON WHICH OPTIONS ARE TRADED), THAT ITS FACILITIES ARE ADEQUATE TO HANDLE THE VOLUME OF REASONABLY ANTICIPATED OPTIONS TRANSACTIONS, AND ALTHOUGH EACH EXCHANGE HAS ADVISED THE OCC THAT IT BELIEVES THAT ITS FACILITIES WILL ALSO BE ADEQUATE TO HANDLE REASONABLY ANTICIPATED VOLUME, THERE CAN BE NO ASSURANCE THAT HIGHER THAN ANTICIPATED TRADING ACTIVITY OR ORDER FLOW OR OTHER UNFORESEEN EVENTS MIGHT NOT AT TIMES RENDER CERTAIN OF THESE FACILITIES INADEQUATE AND THEREBY RESULT IN THE INSTITUTION OF SPECIAL TRADING PROCEDURES OR RESTRICTIONS.

   THE SERIES WILL PAY BROKERAGE AND OTHER TRANSACTION COSTS TO WRITE AND PURCHASE OPTIONS ON SECURITIES, INCLUDING ANY CLOSING TRANSACTIONS WHICH THE SERIES MAY EXECUTE. THEREFORE, FREQUENT WRITING AND/OR PURCHASING OF OPTIONS MAY INCREASE THE TRANSACTION COSTS BORNE BY THE SERIES.

   STOCK INDEX FUTURES CONTRACTS AND OPTIONS ON STOCK INDEX FUTURES CONTRACTS.
  EACH  SERIES,  EXCEPT  FOR    FLEXIBLE YIELD SERIES I, FLEXIBLE YIELD
SERIES II AND FLEXIBLE YIELD SERIES III OF THE FUND, MAY ENTER INTO STOCK INDEX FUTURES CONTRACTS TO PROVIDE: (1) A HEDGE FOR A PORTION OF THE SERIES' PORTFOLIO; (2) A CASH MANAGEMENT TOOL; (3) AS AN EFFICIENT WAY TO IMPLEMENT EITHER AN INCREASE OR DECREASE IN PORTFOLIO MARKET EXPOSURE IN RESPONSE TO CHANGING MARKET CONDITIONS. THE SERIES MAY ALSO USE STOCK INDEX FUTURES AS A SUBSTITUTE FOR COMPARABLE MARKET POSITION IN THE UNDERLYING SECURITIES. ALTHOUGH TECHNIQUES OTHER THAN THE SALE AND PURCHASE OF STOCK INDEX FUTURES CONTRACTS COULD BE USED TO ADJUST THE EXPOSURE OR HEDGE THE SERIES' PORTFOLIO, THE SERIES MAY BE ABLE TO DO SO MORE EFFICIENTLY AND AT A LOWER COST THROUGH THE USE OF STOCK INDEX FUTURES CONTRACTS.

   A STOCK INDEX FUTURES CONTRACT IS A CONTRACT TO BUY OR SELL UNITS OF A STOCK INDEX AT A SPECIFIED FUTURE DATE AT A PRICE AGREED UPON WHEN THE
CONTRACT IS MADE. ENTERING INTO A CONTRACT TO BUY UNITS OF A STOCK INDEX IS COMMONLY REFERRED TO AS BUYING OR PURCHASING A CONTRACT OR HOLDING A LONG POSITION IN THE INDEX. ENTERING INTO A CONTRACT TO SELL UNITS OF A STOCK INDEX IS COMMONLY REFERRED TO AS SELLING A CONTRACT OR HOLDING A SHORT POSITION. A STOCK INDEX FUTURE OBLIGATES THE SELLER TO DELIVER (AND THE PURCHASER TO TAKE) AN AMOUNT OF CASH EQUAL TO A SPECIFIC DOLLAR AMOUNT TIMES THE DIFFERENCE BETWEEN THE VALUE OF A SPECIFIC STOCK INDEX AT THE CLOSE OF THE LAST TRADING DAY OF THE CONTRACT AND THE PRICE AT WHICH THE AGREEMENT IS MADE.
  NO PHYSICAL DELIVERY OF THE UNDERLYING STOCKS IN THE INDEX IS MADE. THE SERIES INTEND TO PURCHASE AND SELL FUTURES CONTRACTS ON THE STOCK INDEX FOR WHICH THEY CAN OBTAIN THE BEST PRICE WITH CONSIDERATION ALSO GIVEN TO LIQUIDITY.

   THE SERIES WILL NOT ENTER INTO A STOCK INDEX FUTURES CONTRACT OR OPTION THEREON IF, AS A RESULT THEREOF, THE SUM OF THE AMOUNT OF INITIAL MARGIN DEPOSITS ON ANY SUCH FUTURES (PLUS DEPOSITS ON ANY OTHER FUTURES CONTRACTS AND PREMIUMS PAID IN CONNECTION WITH ANY OPTIONS OR FUTURES CONTRACTS) THAT DO NOT CONSTITUTE "BONA FIDE HEDGING" UNDER COMMODITY FUTURES TRADING COMMISSION ("CFTC") RULES WOULD EXCEED 5% OF THE LIQUIDATION VALUE OF THE SERIES' TOTAL ASSETS AFTER TAKING INTO ACCOUNT UNREALIZED PROFITS AND LOSSES ON SUCH CONTRACTS. IN ADDITION, THE VALUE OF ALL FUTURES CONTRACTS SOLD WILL NOT EXCEED THE TOTAL MARKET VALUE OF THE SERIES' PORTFOLIO. THE SERIES WILL COMPLY WITH GUIDELINES ESTABLISHED BY THE SECURITIES AND EXCHANGE COMMISSION WITH RESPECT TO THE COVERING OF OBLIGATIONS UNDER FUTURE CONTRACTS AND WILL
SET  ASIDE  LIQUID  ASSETS  IN  A  SEPARATE  ACCOUNT    IN  THE  AMOUNT
PRESCRIBED.

   UNLIKE THE PURCHASE OR SALE OF AN EQUITY SECURITY, NO PRICE IS PAID OR RECEIVED BY THE SERIES UPON THE PURCHASE OR SALE OF A STOCK INDEX FUTURES CONTRACT. UPON ENTERING INTO A FUTURES CONTRACT, THE SERIES WOULD BE REQUIRED TO DEPOSIT INTO A SEPARATE ACCOUNT IN THE NAME OF THE FUTURES BROKER AN AMOUNT OF CASH OR LIQUID SECURITIES KNOWN AS "INITIAL MARGIN." THIS AMOUNT IS
REQUIRED BY THE RULES OF THE EXCHANGES AND IS SUBJECT TO CHANGE. THE NATURE OF INITIAL MARGIN IN FUTURES TRANSACTIONS IS DIFFERENT FROM THAT OF MARGIN IN SECURITY TRANSACTIONS IN THAT FUTURES MARGIN DOES NOT INVOLVE THE BORROWING OF FUNDS BY THE SERIES TO FINANCE THE TRANSACTIONS. RATHER, INITIAL MARGIN IS IN THE NATURE OF A PERFORMANCE BOND OR GOOD FAITH DEPOSIT ON THE CONTRACT THAT IS RETURNED TO THE SERIES UPON TERMINATION OF THE FUTURES CONTRACT, ASSUMING ALL CONTRACTUAL OBLIGATIONS HAVE BEEN SATISFIED.

   SUBSEQUENT PAYMENTS, CALLED "VARIATION MARGIN", TO AND FROM THE FUTURES BROKER, ARE MADE ON A DAILY BASIS AS THE PRICE OF THE UNDERLYING STOCK INDEX FLUCTUATES, MAKING THE LONG AND SHORT POSITIONS IN THE FUTURES CONTRACT MORE OR LESS VALUABLE, A PROCESS KNOWN AS "MARKING-TO-MARKET". FOR EXAMPLE, WHEN THE SERIES HAS PURCHASED A STOCK INDEX FUTURES CONTRACT AND THE PRICE OF THE UNDERLYING STOCK INDEX HAS RISEN, THAT FUTURES POSITION WILL HAVE INCREASED IN VALUE AND THE SERIES WILL RECEIVE FROM THE BROKER A VARIATION MARGIN PAYMENT EQUAL TO THAT INCREASE IN VALUE. CONVERSELY, WHEN THE SERIES HAS PURCHASED A STOCK INDEX FUTURES CONTRACT AND THE PRICE OF THE STOCK INDEX HAS DECLINED, THE POSITION WOULD BE LESS VALUABLE AND THE SERIES WOULD BE REQUIRED TO MAKE A VARIATION PAYMENT TO THE BROKER.

   THE LOSS FROM INVESTING IN FUTURES TRANSACTIONS IS POTENTIALLY UNLIMITED. TO LIMIT SUCH RISK, THE SERIES WILL NOT ENTER INTO STOCK INDEX FUTURES CONTRACTS FOR SPECULATION AND WILL ONLY ENTER INTO FUTURES CONTRACTS WHICH ARE TRADED ON ESTABLISHED FUTURES MARKETS. THE SERIES MAY, HOWEVER, PURCHASE OR SELL STOCK INDEX FUTURES CONTRACTS WITH RESPECT TO ANY STOCK INDEX. NEVERTHELESS, TO HEDGE THE SERIES' PORTFOLIO SUCCESSFULLY, THE ADVISOR MUST SELL STOCK INDEX FUTURES CONTRACTS WITH RESPECT TO INDICES WHOSE MOVEMENTS WILL, IN ITS JUDGMENT, HAVE A SIGNIFICANT CORRELATION WITH MOVEMENTS IN THE PRICES OF THE SERIES' PORTFOLIO SECURITIES.

   CLOSING OUT AN OPEN STOCK INDEX FUTURES CONTRACT SALE OR PURCHASE IS EFFECTED BY ENTERING INTO AN OFFSETTING STOCK INDEX FUTURES CONTRACT PURCHASE OR SALE, RESPECTIVELY, FOR THE SAME AGGREGATE AMOUNT OF IDENTICAL SECURITIES WITH THE SAME DELIVERY DATE. IF THE OFFSETTING PURCHASE PRICE IS LESS THAN THE ORIGINAL SALE PRICE, THE SERIES REALIZE A GAIN; IF IT IS MORE, THE SERIES REALIZE A LOSS. CONVERSELY, IF THE OFFSETTING SALE PRICE IS MORE THAN THE ORIGINAL PURCHASE PRICE, THE SERIES REALIZE A GAIN; IF IT IS LESS, THE SERIES REALIZE A LOSS. THE SERIES MUST ALSO BE ABLE TO ENTER INTO AN OFFSETTING TRANSACTION WITH RESPECT TO A PARTICULAR STOCK INDEX FUTURES CONTRACT AT A PARTICULAR TIME. IF THE SERIES ARE NOT ABLE TO ENTER INTO AN OFFSETTING TRANSACTION, THE SERIES WILL CONTINUE TO BE REQUIRED TO MAINTAIN THE MARGIN DEPOSITS ON THE STOCK INDEX FUTURES CONTRACT.

   THE SERIES MAY ELECT TO CLOSE OUT SOME OR ALL OF THEIR FUTURES POSITIONS AT ANY TIME PRIOR TO EXPIRATION. THE PURPOSE OF MAKING SUCH A MOVE WOULD BE EITHER TO REDUCE EQUITY EXPOSURE REPRESENTED BY LONG FUTURES POSITIONS OR INCREASE EQUITY EXPOSURE REPRESENTED BY SHORT FUTURES POSITIONS. THE SERIES MAY CLOSE THEIR POSITIONS BY TAKING OPPOSITE POSITIONS WHICH WOULD OPERATE TO TERMINATE THE SERIES' POSITION IN THE STOCK INDEX FUTURES CONTRACTS. FINAL DETERMINATIONS OF VARIATION MARGIN WOULD THEN BE MADE, ADDITIONAL CASH WOULD BE REQUIRED TO BE PAID OR RELEASED TO THE SERIES, AND THE SERIES WOULD REALIZE A LOSS OR A GAIN.

   STOCK INDEX FUTURES CONTRACTS MAY BE CLOSED OUT ONLY ON THE EXCHANGE OR BOARD OF TRADE WHERE THE CONTRACTS WERE INITIALLY TRADED. ALTHOUGH THE SERIES INTEND TO PURCHASE OR SELL STOCK INDEX FUTURES CONTRACTS ONLY ON EXCHANGES OR BOARDS OF TRADE WHERE THERE APPEARS TO BE AN ACTIVE MARKET, THERE IS NO ASSURANCE THAT A LIQUID MARKET ON AN EXCHANGE OR BOARD OF TRADE WILL EXIST FOR ANY PARTICULAR TIME. IN SUCH AN EVENT, IT MIGHT NOT BE POSSIBLE TO CLOSE A STOCK INDEX FUTURES CONTRACT, AND IN THE EVENT OF ADVERSE PRICE MOVEMENTS, THE SERIES WOULD CONTINUE TO BE REQUIRED TO MAKE DAILY CASH PAYMENTS OF VARIATION MARGIN. HOWEVER, IN THE EVENT STOCK INDEX FUTURES CONTRACTS HAVE BEEN USED TO HEDGE PORTFOLIO SECURITIES, THE SERIES WOULD CONTINUE TO HOLD SECURITIES
SUBJECT TO THE HEDGE UNTIL THE STOCK INDEX FUTURES CONTRACTS COULD BE TERMINATED. IN SUCH CIRCUMSTANCES, AN INCREASE IN THE PRICE OF THE SECURITIES, IF ANY, MIGHT PARTIALLY OR COMPLETELY OFFSET LOSSES ON THE STOCK INDEX FUTURES CONTRACT. HOWEVER, AS DESCRIBED BELOW, THERE IS NO GUARANTEE THAT THE PRICE OF THE SECURITIES WILL, IN FACT, CORRELATE WITH PRICE MOVEMENTS IN THE FUTURES CONTRACT AND THUS PROVIDE AN OFFSET TO LOSSES ON A STOCK INDEX FUTURES CONTRACT.

   THERE ARE SEVERAL RISKS IN CONNECTION WITH THE USE BY THE SERIES OF STOCK INDEX FUTURES CONTRACTS AS A HEDGING DEVICE. ONE RISK ARISES BECAUSE OF THE IMPERFECT CORRELATION BETWEEN MOVEMENTS IN THE PRICES OF THE FUTURES CONTRACTS AND MOVEMENTS IN THE PRICES OF SECURITIES WHICH ARE THE SUBJECT OF THE HEDGE. THE ADVISOR WILL, HOWEVER, ATTEMPT TO REDUCE THIS RISK BY ENTERING INTO STOCK INDEX FUTURES CONTRACTS ON INDICES WHOSE MOVEMENTS, IN ITS JUDGMENT, WILL HAVE A SIGNIFICANT CORRELATION WITH MOVEMENTS IN THE PRICES OF THE SERIES' PORTFOLIO SECURITIES SOUGHT TO BE HEDGED.

   SUCCESSFUL USE OF STOCK INDEX FUTURES CONTRACTS BY THE SERIES FOR HEDGING PURPOSES IS ALSO SUBJECT TO THE ADVISOR'S ABILITY TO CORRECTLY PREDICT
MOVEMENTS IN THE DIRECTION OF THE MARKET. IT IS POSSIBLE THAT, WHEN THE SERIES HAVE SOLD FUTURES TO HEDGE THEIR PORTFOLIOS AGAINST A DECLINE IN THE MARKET, THE INDEX OR INDICES ON WHICH THE FUTURES ARE WRITTEN MIGHT ADVANCE AND THE VALUE OF SECURITIES HELD IN THE SERIES' PORTFOLIO MIGHT DECLINE. IF THIS WERE TO OCCUR, THE SERIES WOULD LOSE MONEY ON THE FUTURES AND ALSO WOULD EXPERIENCE A DECLINE IN VALUE IN ITS PORTFOLIO SECURITIES. HOWEVER, WHILE THIS MIGHT OCCUR TO A CERTAIN DEGREE, THE ADVISOR BELIEVES THAT OVER TIME THE VALUE OF THE SERIES' PORTFOLIO WILL TEND TO MOVE IN THE SAME DIRECTION AS THE SECURITIES UNDERLYING THE FUTURES, WHICH ARE INTENDED TO CORRELATE TO THE PRICE MOVEMENTS OF THE PORTFOLIO SECURITIES SOUGHT TO BE HEDGED. IT IS ALSO POSSIBLE THAT IF THE SERIES WERE TO HEDGE AGAINST THE POSSIBILITY OF A DECLINE IN THE MARKET (ADVERSELY AFFECTING STOCKS HELD IN THEIR PORTFOLIOS) AND STOCK PRICES INSTEAD INCREASED, THE SERIES WOULD LOSE PART OR ALL OF THE BENEFIT OF INCREASED VALUE OF THOSE STOCKS THAT IT HAD HEDGED, BECAUSE IT WOULD HAVE
OFFSETTING  LOSSES  IN  THEIR  FUTURES  POSITIONS.    IN  ADDITION,  IN  SUCH
SITUATIONS, IF THE SERIES HAD INSUFFICIENT CASH, THEY MIGHT HAVE TO SELL SECURITIES TO MEET THEIR DAILY VARIATION MARGIN REQUIREMENTS. SUCH SALES OF SECURITIES MIGHT BE, BUT WOULD NOT NECESSARILY BE, AT INCREASED PRICES (WHICH WOULD REFLECT THE RISING MARKET). MOREOVER, THE SERIES MIGHT HAVE TO SELL SECURITIES AT A TIME WHEN IT WOULD BE DISADVANTAGEOUS TO DO SO.

   IN ADDITION TO THE POSSIBILITY THAT THERE MIGHT BE AN IMPERFECT CORRELATION, OR NO CORRELATION AT ALL, BETWEEN PRICE MOVEMENTS IN THE STOCK INDEX FUTURES CONTRACTS AND THE PORTION OF THE PORTFOLIO TO BE HEDGED, THE PRICE MOVEMENTS IN THE FUTURES CONTRACTS MIGHT NOT CORRELATE PERFECTLY WITH
PRICE MOVEMENTS IN THE UNDERLYING STOCK INDEX DUE TO CERTAIN MARKET DISTORTIONS. FIRST, ALL PARTICIPANTS IN THE FUTURES MARKET ARE SUBJECT TO MARGIN DEPOSIT AND MAINTENANCE REQUIREMENTS. RATHER THAN MEETING ADDITIONAL MARGIN DEPOSIT REQUIREMENTS, INVESTORS MIGHT CLOSE STOCK INDEX FUTURES CONTRACTS THROUGH OFFSETTING TRANSACTIONS WHICH COULD DISTORT THE NORMAL RELATIONSHIP BETWEEN THE INDEX AND FUTURES MARKETS. SECOND, THE MARGIN REQUIREMENTS IN THE FUTURES MARKET ARE LESS ONEROUS THAN MARGIN REQUIREMENTS IN THE SECURITIES MARKETS. DUE TO THE POSSIBILITY OF PRICE DISTORTION IN THE FUTURES MARKET AND ALSO BECAUSE OF THE IMPERFECT CORRELATION BETWEEN PRICE MOVEMENTS IN THE STOCK INDEX AND MOVEMENTS IN THE PRICES OF STOCK INDEX FUTURES CONTRACTS, EVEN A CORRECT FORECAST OF GENERAL MARKET TRENDS BY THE ADVISOR MIGHT NOT RESULT IN A SUCCESSFUL HEDGING TRANSACTION OVER A VERY SHORT TIME PERIOD.

   OPTIONS ON FUTURES GIVE THE PURCHASER THE RIGHT, IN RETURN FOR A PREMIUM PAID, TO ASSUME A POSITION IN A FUTURES CONTRACT (A LONG POSITION IF A CALL OPTION AND A SHORT POSITION IF A PUT OPTION), RATHER THAN TO PURCHASE OR SELL THE STOCK INDEX FUTURES CONTRACT, AT A SPECIFIED EXERCISE PRICE AT ANY TIME DURING THE PERIOD OF THE OPTION. UPON EXERCISE OF THE OPTION, THE DELIVERY OF THE FUTURES POSITION BY THE WRITER OF THE OPTION TO THE HOLDER OF THE OPTION WILL BE ACCOMPANIED BY DELIVERY OF THE ACCUMULATED BALANCE IN THE WRITER'S FUTURES MARGIN ACCOUNT WHICH REPRESENTS THE AMOUNT BY WHICH THE MARKET PRICE OF THE STOCK INDEX FUTURES CONTRACT, AT EXERCISE, EXCEEDS (IN THE CASE OF A
CALL) OR IS LESS THAN (IN THE CASE OF A PUT) THE EXERCISE PRICE OF THE OPTION ON THE FUTURES CONTRACT. ALTERNATIVELY, SETTLEMENT MAY BE MADE TOTALLY IN CASH.

   EACH SERIES MAY SEEK TO CLOSE OUT AN OPTION POSITION ON AN INDEX BY WRITING OR BUYING AN OFFSETTING OPTION COVERING THE SAME INDEX OR CONTRACT AND HAVING THE SAME EXERCISE PRICE AND EXPIRATION DATE. THE ABILITY TO ESTABLISH AND CLOSE OUT POSITIONS ON SUCH OPTIONS WILL BE SUBJECT TO THE DEVELOPMENT AND MAINTENANCE OF A LIQUID SECONDARY MARKET. IT IS NOT CERTAIN THAT THIS MARKET
WILL DEVELOP.   SEE "RISK FACTORS AND CERTAIN OTHER FACTORS RELATING TO
OPTIONS" ABOVE FOR POSSIBLE REASONS FOR THE ABSENCE OF A LIQUID SECONDARY MARKET ON AN EXCHANGE.

FUTURES ON SECURITIES. A FUTURES CONTRACT ON A SECURITY IS A BINDING CONTRACTUAL COMMITMENT WHICH, IF HELD TO MATURITY, WILL RESULT IN AN OBLIGATION TO MAKE OR ACCEPT DELIVERY, DURING A PARTICULAR MONTH, OF SECURITIES HAVING A STANDARDIZED FACE VALUE AND RATE OF RETURN. FUTURES CONTRACTS, BY LAW ARE NOT PERMITTED ON INDIVIDUAL CORPORATE SECURITIES AND MUNICIPAL SECURITIES BUT INSTEAD ARE TRADED ON EXEMPT SECURITIES, SUCH AS GOVERNMENT SECURITIES AND BROAD-BASED INDEXES OF SECURITIES. ACCORDINGLY, THESE FUTURES CONTRACTS WILL PRIMARILY CONSIST OF FUTURES BASED ON GOVERNMENT SECURITIES (I.E., TREASURY BONDS). BY PURCHASING FUTURES ON SECURITIES, THE FUND WILL LEGALLY OBLIGATE ITSELF TO ACCEPT DELIVERY OF THE UNDERLYING SECURITY AND PAY THE AGREED PRICE; BY SELLING FUTURES ON SECURITIES, IT WILL LEGALLY OBLIGATE ITSELF TO MAKE DELIVERY OF THE SECURITY AGAINST PAYMENT OF THE AGREED PRICE. OPEN FUTURES POSITIONS ON SECURITIES ARE VALUED AT THE MOST RECENT SETTLEMENT PRICE, UNLESS SUCH PRICE DOES NOT REFLECT THE FAIR VALUE OF THE CONTRACT, IN WHICH CASE THE POSITIONS WILL BE VALUED BY OR UNDER THE DIRECTION OF THE BOARD OF DIRECTORS.

   POSITIONS TAKEN IN THE FUTURES MARKETS ARE NOT NORMALLY HELD TO MATURITY, BUT ARE INSTEAD LIQUIDATED THROUGH OFFSETTING TRANSACTIONS WHICH MAY RESULT IN A PROFIT OR A LOSS. WHILE THE SERIES' FUTURES CONTRACTS ON SECURITIES WILL USUALLY BE LIQUIDATED IN THIS MANNER, IT MAY INSTEAD MAKE OR TAKE DELIVERY OF THE UNDERLYING SECURITIES WHENEVER IT APPEARS ECONOMICALLY ADVANTAGEOUS FOR THE SERIES TO DO SO. HOWEVER, THE LOSS FROM INVESTING IN FUTURES TRANSACTIONS IS POTENTIALLY UNLIMITED. A CLEARING CORPORATION ASSOCIATED WITH THE EXCHANGE ON WHICH FUTURES ON SECURITIES OR CURRENCY ARE TRADED GUARANTEES THAT, IF STILL OPEN, THE SALE OR PURCHASE WILL BE PERFORMED ON THE SETTLEMENT DATE.

   FOREIGN CURRENCY TRANSACTIONS.

   IN ORDER TO PROTECT AGAINST A POSSIBLE LOSS ON INVESTMENTS RESULTING FROM A DECLINE IN A PARTICULAR FOREIGN CURRENCY AGAINST THE U.S. DOLLAR OR ANOTHER FOREIGN CURRENCY, EACH SERIES IS AUTHORIZED TO ENTER INTO FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. IN ADDITION, EACH SERIES IS AUTHORIZED TO CONDUCT SPOT (I.E., CASH BASIS) CURRENCY TRANSACTIONS OR TO USE CURRENCY FUTURES CONTRACTS, OPTIONS ON SUCH FUTURES CONTRACTS, AND OPTIONS ON FOREIGN CURRENCIES IN ORDER TO PROTECT AGAINST UNCERTAINTY IN THE FUTURE LEVELS OF CURRENCY EXCHANGE RATES.

   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS.

   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS INVOLVE AN OBLIGATION TO PURCHASE OR SELL A SPECIFIED CURRENCY AT A FUTURE DATE AT A PRICE SET AT THE
TIME  OF  THE  CONTRACT.    FORWARD  CURRENCY  CONTRACTS  DO  NOT  ELIMINATE
FLUCTUATIONS IN THE VALUES OF PORTFOLIO SECURITIES BUT RATHER ALLOW A SERIES TO ESTABLISH A RATE OF EXCHANGE FOR A FUTURE POINT IN TIME. A SERIES MAY ENTER INTO FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WHEN DEEMED ADVISABLE BY THE ADVISOR UNDER ONLY TWO CIRCUMSTANCES.

   FIRST, WHEN ENTERING INTO A CONTRACT FOR THE PURCHASE OR SALE OF A SECURITY IN A FOREIGN CURRENCY, A SERIES MAY ENTER INTO A FORWARD FOREIGN CURRENCY EXCHANGE CONTRACT FOR THE AMOUNT OF THE PURCHASE OR SALE PRICE TO PROTECT AGAINST VARIATIONS, BETWEEN THE DATE THE SECURITY IS PURCHASED OR SOLD AND THE DATE ON WHICH PAYMENT IS MADE OR RECEIVED, IN THE VALUE OF THE FOREIGN CURRENCY RELATIVE TO THE U.S. DOLLAR OR OTHER FOREIGN CURRENCY. THIS HEDGING TECHNIQUE IS KNOWN AS "TRANSACTION HEDGING".

   SECOND, WHEN THE ADVISOR ANTICIPATES THAT A PARTICULAR FOREIGN CURRENCY MAY DECLINE SUBSTANTIALLY RELATIVE TO THE U.S. DOLLAR OR OTHER LEADING CURRENCIES, IN ORDER TO REDUCE RISK, A SERIES MAY ENTER INTO A FORWARD CONTRACT TO SELL, FOR A FIXED AMOUNT, THE AMOUNT OF FOREIGN CURRENCY APPROXIMATING THE VALUE OF SOME OR ALL OF ITS PORTFOLIO SECURITIES DENOMINATED IN SUCH FOREIGN CURRENCY. THIS HEDGING TECHNIQUE IS KNOWN AS "POSITION HEDGING". WITH RESPECT TO ANY
SUCH FORWARD FOREIGN CURRENCY CONTRACT, IT WILL NOT GENERALLY BE POSSIBLE TO MATCH PRECISELY THE AMOUNT COVERED BY THAT CONTRACT AND THE VALUE OF THE SECURITIES INVOLVED DUE TO THE CHANGES IN THE VALUES OF SUCH SECURITIES
RESULTING FROM MARKET MOVEMENTS BETWEEN THE DATE THE FORWARD CONTRACT IS ENTERED INTO AND THE DATE IT MATURES. IN ADDITION, WHILE FORWARD CONTRACTS MAY OFFER PROTECTION FROM LOSSES RESULTING FROM DECLINES IN THE VALUE OF A PARTICULAR FOREIGN CURRENCY, THEY ALSO LIMIT POTENTIAL GAINS WHICH MIGHT RESULT FROM INCREASES IN THE VALUE OF SUCH CURRENCY. A SERIES WILL ALSO INCUR COSTS IN CONNECTION WITH FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AND CONVERSIONS OF FOREIGN CURRENCIES AND U.S. DOLLARS.

   A SEPARATE ACCOUNT OF EACH SERIES CONSISTING OF CASH OR LIQUID SECURITIES EQUAL TO THE AMOUNT OF THAT SERIES' ASSETS THAT WOULD BE REQUIRED TO CONSUMMATE FORWARD CONTRACTS ENTERED INTO UNDER THE SECOND CIRCUMSTANCE, AS SET FORTH ABOVE, WILL BE ESTABLISHED . FOR THE PURPOSE OF DETERMINING
THE ADEQUACY OF THE SECURITIES IN THE ACCOUNT, THE DEPOSITED SECURITIES WILL BE VALUED AT MARKET OR FAIR VALUE. IF THE MARKET OR FAIR VALUE OF SUCH SECURITIES DECLINES, ADDITIONAL CASH OR SECURITIES WILL BE PLACED IN THE ACCOUNT DAILY SO THAT THE VALUE OF THE ACCOUNT WILL EQUAL THE AMOUNT OF SUCH COMMITMENTS BY SUCH SERIES.

   CURRENCY FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. EACH SERIES, IS AUTHORIZED TO PURCHASE AND SELL CURRENCY FUTURES CONTRACTS AND OPTIONS THEREON. CURRENCY FUTURES CONTRACTS INVOLVE ENTERING INTO CONTRACTS FOR THE PURCHASE OR SALE FOR FUTURE DELIVERY OF FOREIGN CURRENCIES. A "SALE" OF A CURRENCY FUTURES CONTRACT (I.E., SHORT) MEANS THE ACQUISITION OF A CONTRACTUAL
OBLIGATION  TO  DELIVER  THE  FOREIGN  CURRENCIES  CALLED    FOR BY THE
CONTRACT AT A SPECIFIED PRICE ON A SPECIFIED DATE. A "PURCHASE" OF A FUTURES CONTRACT (I.E., LONG) MEANS THE ACQUISITION OF A CONTRACTUAL OBLIGATION
TO ACQUIRE THE FOREIGN CURRENCIES CALLED FOR BY THE CONTRACT AT A SPECIFIED PRICE ON A SPECIFIED DATE. THESE INVESTMENT TECHNIQUES WILL BE USED ONLY TO HEDGE AGAINST ANTICIPATED FUTURE CHANGES IN EXCHANGE RATES WHICH OTHERWISE MIGHT EITHER ADVERSELY AFFECT THE VALUE OF PORTFOLIO SECURITIES HELD BY THE SERIES OR ADVERSELY AFFECT THE PRICES OF SECURITIES WHICH THE SERIES INTEND TO PURCHASE AT A LATER DATE. THE LOSS FROM INVESTING IN FUTURES TRANSACTIONS IS POTENTIALLY UNLIMITED. TO MINIMIZE THIS RISK, SUCH INSTRUMENTS WILL BE USED ONLY IN CONNECTION WITH PERMITTED TRANSACTION OR POSITION HEDGING AND NOT FOR SPECULATIVE PURPOSES. THE SERIES WILL NOT ENTER IN A CURRENCY FUTURES CONTRACT OR OPTION THEREON, IF AS A RESULT THEREOF, THE SUM OF THE AMOUNT OF INITIAL MARGIN DEPOSITS ON ANY SUCH FUTURES (PLUS DEPOSITS ON ANY OTHER FUTURES CONTRACTS AND PREMIUMS PAID IN CONNECTION WITH ANY OPTIONS OR FUTURES CONTRACTS) THAT DO NOT CONSTITUTE "BONA FIDE HEDGING" UNDER CFTC RULES WILL NOT EXCEED 5% OF THE LIQUIDATION VALUE OF THE SERIES' TOTAL ASSETS AFTER TAKING INTO ACCOUNT UNREALIZED PROFITS AND LOSSES ON SUCH CONTRACTS. IN ADDITION, THE VALUE OF ALL FUTURES CONTRACTS SOLD WILL NOT EXCEED THE TOTAL MARKET VALUE OF THE SERIES' PORTFOLIO. THE SERIES WILL COMPLY WITH GUIDELINES ESTABLISHED BY THE SEC WITH RESPECT TO COVERING OF OBLIGATIONS UNDER FUTURE CONTRACTS AND WILL SET ASIDE CASH AND/OR LIQUID SECURITIES IN A SEPARATE ACCOUNT IN THE AMOUNT PRESCRIBED.

   ALTHOUGH THE SERIES INTEND TO PURCHASE OR SELL FUTURES CONTRACTS ONLY IF THERE IS AN ACTIVE MARKET FOR SUCH CONTRACTS, NO ASSURANCE CAN BE GIVEN THAT A LIQUID MARKET WILL EXIST FOR ANY PARTICULAR CONTRACT AT ANY PARTICULAR TIME. IN ADDITION, DUE TO THE RISK OF AN IMPERFECT CORRELATION BETWEEN SECURITIES IN THE SERIES' PORTFOLIO THAT ARE THE SUBJECT OF A HEDGING TRANSACTION AND THE FUTURES CONTRACT USED AS A HEDGING DEVICE, IT IS POSSIBLE THAT THE HEDGE WILL NOT BE FULLY EFFECTIVE. FOR EXAMPLE, LOSSES ON THE PORTFOLIO SECURITIES MAY BE IN EXCESS OF GAINS ON THE FUTURES CONTRACT OR LOSSES ON THE FUTURES CONTRACT MAY BE IN EXCESS OF THE GAINS ON THE PORTFOLIO SECURITIES THAT WERE THE SUBJECT OF SUCH HEDGE.

   BROKERAGE FEES ARE INCURRED WHEN A FUTURES CONTRACT IS BOUGHT OR SOLD AND MARGIN DEPOSITS MUST BE MAINTAINED FOR SUCH CONTRACT. ALTHOUGH FUTURES CONTRACTS TYPICALLY REQUIRE ACTUAL DELIVERY OF AND PAYMENT FOR FINANCIAL INSTRUMENTS OR CURRENCIES, THE CONTRACTS ARE USUALLY CLOSED OUT BEFORE THE DELIVERY DATE. CLOSING OUT AN OPEN FUTURES CONTRACT SALE OR PURCHASE IS EFFECTED BY ENTERING INTO AN OFFSETTING FUTURES CONTRACT PURCHASE OR SALE, RESPECTIVELY, FOR THE SAME AGGREGATE AMOUNT OF THE IDENTICAL TYPE OF FINANCIAL INSTRUMENT OR CURRENCY AND THE SAME DELIVERY DATE. IF THE OFFSETTING PURCHASE PRICE IS LESS THAN THE ORIGINAL SALE PRICE, A SERIES REALIZES A GAIN; IF IT IS MORE, A SERIES REALIZES A LOSS. CONVERSELY, IF THE OFFSETTING SALE PRICE IS MORE THAN THE ORIGINAL PURCHASE PRICE, A SERIES REALIZES A GAIN; IF IT IS LESS, A SERIES REALIZES A LOSS. TRANSACTION COSTS MUST ALSO BE INCLUDED IN THESE CALCULATIONS. THERE CAN BE NO ASSURANCE, HOWEVER, THAT A SERIES WILL BE ABLE TO ENTER INTO AN OFFSETTING TRANSACTION WITH RESPECT TO A PARTICULAR
CONTRACT AT A PARTICULAR TIME. IF A SERIES IS NOT ABLE TO ENTER INTO AN OFFSETTING TRANSACTION, A SERIES WILL CONTINUE TO BE REQUIRED TO MAINTAIN THE MARGIN DEPOSITS ON THE CONTRACT. THE ABILITY TO ESTABLISH AND CLOSE OUT POSITIONS ON SUCH OPTIONS WILL BE SUBJECT TO THE DEVELOPMENT AND MAINTENANCE OF A LIQUID SECONDARY MARKET. IT IS NOT CERTAIN THAT A LIQUID MARKET WILL DEVELOP FOR ANY PARTICULAR FUTURES CONTRACTS. SEE "CERTAIN RISK AND OTHER
FACTORS RESPECTING OPTIONS" ABOVE FOR POSSIBLE REASONS FOR THE ABSENCE OF A LIQUID SECONDARY MARKET ON AN EXCHANGE.

AN OPTION ON A FUTURES CONTRACT GIVES THE PURCHASER THE RIGHT, IN RETURN FOR THE PREMIUM PAID, TO ASSUME A POSITION IN A FUTURES CONTRACT (A LONG POSITION IF A CALL OPTION AND A SHORT POSITION IF A PUT OPTION) AT A SPECIFIED PRICE AT ANY TIME DURING THE OPTION EXERCISE PERIOD. THE WRITER OF THE OPTION IS REQUIRED UPON EXERCISE TO ASSUME AN OFFSETTING FUTURES POSITION (A SHORT POSITION IF A CALL OPTION AND A LONG POSITION IF A PUT OPTION). UPON EXERCISE OF THE OPTION, THE ASSUMPTION OF OFFSETTING FUTURES POSITIONS BY THE WRITER AND HOLDER OF THE OPTION WILL BE ACCOMPANIED BY DELIVERY OF THE ACCUMULATED CASH BALANCE IN THE WRITER'S FUTURES MARGIN ACCOUNT WHICH REPRESENTS THE
AMOUNT BY WHICH THE MARKET PRICE OF THE FUTURES CONTRACT, AT EXERCISE, EXCEEDS, IN THE CASE OF A CALL, OR IS LESS THAN, IN THE CASE OF A PUT, THE EXERCISE PRICE OF THE OPTION ON THE FUTURES CONTRACT.

   CALL OPTIONS SOLD BY THE SERIES WITH RESPECT TO FUTURES CONTRACTS WILL BE COVERED BY, AMONG OTHER THINGS, ENTERING INTO A LONG POSITION IN THE SAME CONTRACT AT A PRICE NO HIGHER THAN THE STRIKE PRICE OF THE CALL OPTION, OR BY OWNERSHIP OF THE INSTRUMENTS UNDERLYING THE FUTURES CONTRACT, OR THE PLACEMENT OF LIQUID ASSETS IN A SEGREGATED ACCOUNT TO FULFILL THE OBLIGATIONS UNDERTAKEN BY THE FUTURES CONTRACT. A PUT OPTION SOLD BY THE SERIES IS COVERED WHEN, AMONG OTHER THINGS, LIQUID ASSETS ARE PLACED IN A SEGREGATED ACCOUNT TO FULFILL THE OBLIGATIONS UNDERTAKEN.

   FOREIGN CURRENCY OPTIONS.

EACH SERIES IS AUTHORIZED TO PURCHASE AND WRITE PUT AND CALL OPTIONS ON FOREIGN CURRENCIES. A CALL OPTION IS A CONTRACT WHEREBY THE PURCHASER, IN RETURN FOR A PREMIUM, HAS THE RIGHT, BUT NOT THE OBLIGATION, TO BUY THE CURRENCY UNDERLYING THE OPTION AT A SPECIFIED PRICE DURING THE EXERCISE PERIOD. THE WRITER OF THE CALL OPTION, WHO RECEIVES THE PREMIUM, HAS THE OBLIGATION, UPON EXERCISE OF THE OPTION DURING THE EXERCISE PERIOD, TO DELIVER THE UNDERLYING CURRENCY AGAINST PAYMENT OF THE EXERCISE PRICE. A PUT OPTION IS A SIMILAR CONTRACT THAT GIVES ITS PURCHASER, IN RETURN FOR A PREMIUM, THE RIGHT TO SELL THE UNDERLYING CURRENCY AT A SPECIFIED PRICE DURING THE TERM OF THE OPTION. THE WRITER OF THE PUT OPTION, WHO RECEIVES THE PREMIUM, HAS THE OBLIGATION, UPON EXERCISE OF THE OPTION DURING THE OPTION PERIOD, TO BUY THE UNDERLYING CURRENCY AT THE EXERCISE PRICE. THE SERIES WILL USE CURRENCY OPTIONS ONLY TO HEDGE AGAINST THE RISK OF FLUCTUATIONS OF FOREIGN EXCHANGE RATES RELATED TO SECURITIES HELD IN ITS PORTFOLIO OR WHICH IT INTENDS TO
PURCHASE, AND TO EARN A HIGH RETURN BY RECEIVING A PREMIUM FOR WRITING OPTIONS. OPTIONS ON FOREIGN CURRENCIES ARE AFFECTED BY ALL THE FACTORS WHICH INFLUENCE FOREIGN EXCHANGE RATES AND INVESTMENTS GENERALLY.



            RISKS ASSOCIATED WITH HEDGING STRATEGIES. THERE ARE RISKS ASSOCIATED WITH THE HEDGING STRATEGIES DESCRIBED ABOVE, INCLUDING THE
FOLLOWING: (1) THE SUCCESS OF A HEDGING STRATEGY MAY DEPEND ON THE ABILITY OF THE ADVISOR TO ACCURATELY PREDICT MOVEMENTS IN THE PRICES OF INDIVIDUAL SECURITIES, FLUCTUATIONS IN DOMESTIC AND FOREIGN MARKETS AND CURRENCY EXCHANGE RATES, AND MOVEMENTS IN INTEREST RATES; (2) THERE MAY BE AN IMPERFECT CORRELATION BETWEEN THE CHANGES IN MARKET VALUE OF THE SECURITIES HELD BY THE SERIES AND THE PRICES OF CURRENCY CONTRACTS, OPTIONS, FUTURES AND OPTIONS ON FUTURES; (3) THERE MAY NOT BE A LIQUID SECONDARY MARKET FOR A CURRENCY CONTRACT, OPTION, FUTURES CONTRACT OR FUTURES OPTION; (4) TRADING RESTRICTIONS OR LIMITATIONS MAY BE IMPOSED BY AN EXCHANGE; AND (5) GOVERNMENT REGULATIONS, PARTICULARLY REQUIREMENTS FOR QUALIFICATION AS A "REGULATED INVESTMENT COMPANY" UNDER THE CODE, MAY RESTRICT TRADING IN FORWARD CURRENCY CONTRACTS, OPTIONS, FUTURES CONTRACTS AND FUTURES OPTIONS.


   EVEN A SMALL INVESTMENT IN DERIVATIVE CONTRACTS CAN HAVE A BIG IMPACT ON STOCK MARKET, CURRENCY AND INTEREST RATE EXPOSURE. DERIVATIVES CAN ALSO MAKE A SERIES LESS LIQUID AND HARDER TO VALUE, ESPECIALLY IN DECLINING MARKETS.

   OTHER INVESTMENT POLICIES

   FOREIGN SECURITIES. EACH SERIES MAY INVEST UP TO 25% OF ITS ASSETS IN FOREIGN SECURITIES WHICH ARE NOT PUBLICLY TRADED IN THE UNITED STATES. THE SERIES' INVESTMENTS IN FOREIGN SECURITIES WILL BE OF THE SAME TYPES AND QUALITY AS THE DOMESTIC SECURITIES IN WHICH THE SERIES MAY INVEST WHEN THE ANTICIPATED PERFORMANCE OF FOREIGN SECURITIES IS BELIEVED BY THE ADVISOR TO OFFER MORE POTENTIAL THAN DOMESTIC ALTERNATIVES IN KEEPING WITH THE INVESTMENT GOALS OF THE SERIES. EACH SERIES WILL INVEST NO MORE THAN 25% OF ITS ASSETS IN SECURITIES ISSUED BY ANY ONE FOREIGN GOVERNMENT. EACH SERIES MAY INVEST WITHOUT LIMIT IN EQUITY SECURITIES OF FOREIGN ISSUERS THAT ARE LISTED ON A DOMESTIC SECURITIES EXCHANGE OR ARE REPRESENTED BY AMERICAN DEPOSITORY RECEIPTS THAT ARE LISTED ON A DOMESTIC SECURITIES EXCHANGE OR ARE TRADED IN THE UNITED STATES ON THE OVER-THE-COUNTER MARKET. FOREIGN DEBT SECURITIES MAY BE DENOMINATED EITHER IN U.S. DOLLARS OR FOREIGN CURRENCIES.

   EACH SERIES' RESTRICTIONS ON INVESTMENT IN FOREIGN SECURITIES ARE FUNDAMENTAL POLICIES THAT CANNOT BE CHANGED WITHOUT THE APPROVAL OF A MAJORITY, AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940 (THE "1940 ACT"), OF THE OUTSTANDING VOTING SECURITIES OF THE SERIES.

   THERE ARE RISKS IN INVESTING IN FOREIGN SECURITIES NOT TYPICALLY INVOLVED IN DOMESTIC INVESTING. AN INVESTMENT IN FOREIGN SECURITIES MAY BE AFFECTED BY CHANGES IN CURRENCY RATES AND IN EXCHANGE CONTROL REGULATIONS. FOREIGN COMPANIES ARE FREQUENTLY NOT SUBJECT TO THE ACCOUNTING AND FINANCIAL REPORTING STANDARDS APPLICABLE TO DOMESTIC COMPANIES, AND THERE MAY BE LESS INFORMATION AVAILABLE ABOUT FOREIGN ISSUERS. THERE IS FREQUENTLY LESS GOVERNMENT REGULATION OF FOREIGN ISSUERS THAN IN THE UNITED STATES. IN ADDITION, INVESTMENTS IN FOREIGN COUNTRIES ARE SUBJECT TO THE POSSIBILITY OF EXPROPRIATION OR CONFISCATORY TAXATION, POLITICAL OR SOCIAL INSTABILITY OR DIPLOMATIC DEVELOPMENTS THAT COULD ADVERSELY AFFECT THE VALUE OF THOSE INVESTMENTS. THERE MAY ALSO BE IMPOSITION OF WITHHOLDING TAXES. FOREIGN FINANCIAL MARKETS MAY HAVE LESS VOLUME AND LONGER SETTLEMENT PERIODS THAN U.S. MARKETS WHICH MAY CAUSE LIQUIDITY PROBLEMS FOR A SERIES. IN ADDITION, COSTS ASSOCIATED WITH TRANSACTIONS ON FOREIGN MARKETS ARE GENERALLY HIGHER THAN FOR TRANSACTIONS IN THE U.S. THESE RISKS GENERALLY ARE GREATER FOR INVESTMENTS IN SECURITIES OF COMPANIES IN EMERGING MARKETS, WHICH ARE USUALLY IN THE INITIAL STAGES OF THEIR INDUSTRIALIZATION CYCLE.

   OBLIGATIONS OF FOREIGN GOVERNMENTAL ENTITIES ARE SUBJECT TO VARIOUS TYPES OF GOVERNMENTAL SUPPORT AND MAY OR MAY NOT BE SUPPORTED BY THE FULL FAITH AND CREDIT OF A FOREIGN GOVERNMENT.

   CURRENCY RISKS. THE U.S. DOLLAR VALUE OF SECURITIES DENOMINATED IN A FOREIGN CURRENCY WILL VARY WITH CHANGES IN CURRENCY EXCHANGE RATES, WHICH CAN BE VOLATILE. ACCORDINGLY, CHANGES IN THE VALUE OF THE CURRENCY IN WHICH A SERIES' INVESTMENTS ARE DENOMINATED RELATIVE TO THE U.S. DOLLAR WILL AFFECT THE SERIES' NET ASSET VALUE. EXCHANGE RATES ARE GENERALLY AFFECTED BY THE FORCES OF SUPPLY AND DEMAND IN THE INTERNATIONAL CURRENCY MARKETS, THE RELATIVE MERITS OF INVESTING IN DIFFERENT COUNTRIES AND THE INTERVENTION OR FAILURE TO INTERVENE OF U.S. OR FOREIGN GOVERNMENTS AND CENTRAL BANKS. HOWEVER, CURRENCY EXCHANGE RATES MAY FLUCTUATE BASED ON FACTORS INTRINSIC TO A COUNTRYECONOMY. SOME EMERGING MARKET COUNTRIES ALSO MAY HAVE MANAGED CURRENCIES, WHICH ARE NOT FREE FLOATING AGAINST THE U.S. DOLLAR. IN ADDITION, EMERGING MARKETS ARE SUBJECT TO THE RISK OF RESTRICTIONS UPON THE FREE CONVERSION OF THEIR CURRENCIES INTO OTHER CURRENCIES. ANY DEVALUATIONS RELATIVE TO THE U.S. DOLLAR IN THE CURRENCIES IN WHICH A SERIES' SECURITIES ARE QUOTED WOULD REDUCE THE SERIES' NET ASSET VALUE PER SHARE.

   REPURCHASE AGREEMENTS. EACH SERIES MAY ENTER INTO REPURCHASE AGREEMENTS WITH RESPECT TO PORTFOLIO SECURITIES. UNDER THE TERMS OF A REPURCHASE AGREEMENT, THE SERIES PURCHASES SECURITIES ("COLLATERAL") FROM VARIOUS FINANCIAL INSTITUTIONS SUCH AS A BANK OR BROKER-DEALER (A "SELLER") WHICH THE ADVISOR DEEMS TO BE CREDITWORTHY, SUBJECT TO THE SELLER'S AGREEMENT TO REPURCHASE THEM AT A MUTUALLY AGREED-UPON DATE AND PRICE. THE REPURCHASE PRICE GENERALLY EQUALS THE PRICE PAID BY THE SERIES PLUS INTEREST NEGOTIATED ON THE BASIS OF CURRENT SHORT-TERM RATES (WHICH MAY BE MORE OR LESS THAN THE RATE ON THE UNDERLYING PORTFOLIO SECURITIES).

   THE SELLER UNDER A REPURCHASE AGREEMENT IS REQUIRED TO MAINTAIN THE VALUE OF THE COLLATERAL HELD PURSUANT TO THE AGREEMENT AT NOT LESS THAN 100% OF THE REPURCHASE PRICE, AND SECURITIES SUBJECT TO REPURCHASE AGREEMENTS ARE HELD BY THE SERIES' CUSTODIAN EITHER DIRECTLY OR THROUGH A SECURITIES DEPOSITORY. DEFAULT BY THE SELLER WOULD, HOWEVER, EXPOSE THE SERIES TO POSSIBLE LOSS
BECAUSE OF ADVERSE MARKET ACTION OR DELAY IN CONNECTION WITH THE DISPOSITION OF THE UNDERLYING SECURITIES. REPURCHASE AGREEMENTS ARE CONSIDERED TO BE LOANS BY THE SERIES UNDER THE 1940 ACT.

   SECURITIES LENDING. EACH SERIES MAY SEEK TO INCREASE ITS INCOME BY LENDING PORTFOLIO SECURITIES. SUCH LOANS WILL USUALLY BE MADE TO MEMBER FIRMS (AND SUBSIDIARIES THEREOF) OF THE NEW YORK STOCK EXCHANGE AND TO MEMBER BANKS OF THE FEDERAL RESERVE SYSTEM, AND WOULD BE REQUIRED TO BE SECURED CONTINUOUSLY BY COLLATERAL IN LIQUID SECURITIES MAINTAINED ON A CURRENT BASIS AT AN AMOUNT AT LEAST EQUAL TO THE MARKET VALUE OF THE SECURITIES LOANED. IF THE ADVISOR DETERMINES TO MAKE SECURITIES LOANS, THE VALUE OF THE SECURITIES LOANED WOULD NOT EXCEED 30% OF THE VALUE OF THE TOTAL ASSETS OF THE SERIES.

   SHORT SALES. EACH SERIES MAY, WITHIN LIMITS, ENGAGE IN SHORT SALES "AGAINST THE BOX". A SHORT SALE IS THE SALE OF BORROWED SECURITIES; A SHORT SALE AGAINST THE BOX MEANS THAT A SERIES OWNS SECURITIES EQUIVALENT TO THOSE SOLD SHORT. NO MORE THAN 25% OF THE NET ASSETS (TAKEN AT CURRENT VALUE) OF A SERIES MAY BE HELD AS COLLATERAL FOR SUCH SALES AT ANY ONE TIME. SUCH SHORT SALES CAN BE USED AS A HEDGE. THE FUND HAS NO CURRENT INTENTION TO ENGAGE IN SHORT SALES AGAINST THE BOX.

   FORWARD COMMITMENTS OR PURCHASES ON A WHEN-ISSUED BASIS. EACH SERIES MAY ENTER INTO FORWARD COMMITMENTS OR PURCHASE SECURITIES ON A WHEN-ISSUED BASIS. THESE SECURITIES NORMALLY ARE SUBJECT TO SETTLEMENT WITHIN 45 DAYS OF THE PURCHASE DATE. THE INTEREST RATE REALIZED ON THESE SECURITIES IS FIXED AS OF THE PURCHASE DATE AND NO INTEREST ACCRUES TO THE SERIES BEFORE SETTLEMENT. THESE SECURITIES ARE SUBJECT TO MARKET FLUCTUATION DUE TO CHANGES IN MARKET INTEREST RATES. EACH SERIES WILL ENTER INTO THESE ARRANGEMENTS WITH THE INTENTION OF ACQUIRING THE SECURITIES IN QUESTION AND NOT FOR SPECULATIVE PURPOSES AND WILL MAINTAIN A SEPARATE ACCOUNT CONSISTING OF LIQUID ASSETS IN AN AMOUNT AT LEAST EQUAL TO THE PURCHASE PRICE.

   INVESTMENT  IN  RESTRICTED  SECURITIES.    EACH  SERIES MAY INVEST IN
"RESTRICTED  SECURITIES"  SUBJECT  TO  THE  10% NET ASSET LIMITATION REGARDING
ILLIQUID  SECURITIES.    RESTRICTED  SECURITIES  ARE  SECURITIES  WHICH  WERE
ORIGINALLY SOLD IN PRIVATE PLACEMENTS AND WHICH HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933, AS AMENDED (THE "1933 ACT"). SUCH SECURITIES GENERALLY HAVE BEEN CONSIDERED ILLIQUID BECAUSE THEY MAY BE RESOLD ONLY SUBJECT TO STATUTORY RESTRICTIONS AND DELAYS OR IF REGISTERED UNDER THE 1933 ACT. THE SEC ADOPTED RULE 144A TO PROVIDE FOR A SAFE HARBOR EXEMPTION FROM THE REGISTRATION REQUIREMENTS OF THE 1933 ACT FOR RESALES OF RESTRICTED SECURITIES TO "QUALIFIED INSTITUTIONAL BUYERS." THE RESULT HAS BEEN THE DEVELOPMENT OF A MORE LIQUID AND EFFICIENT INSTITUTIONAL RESALE MARKET FOR RESTRICTED SECURITIES. RULE 144A SECURITIES MAY BE LIQUID IF PROPERLY DETERMINED BY THE BOARD OF DIRECTORS.

   MANAGEMENT OF REALIZATION EVENTS (TAX MANAGED SERIES). THE TAX MANAGED SERIESPORTFOLIO WILL BE ACTIVELY MANAGED TO MINIMIZE BOTH THE NUMBER AND AMOUNT OF REALIZATION EVENTS. THE FOLLOWING METHODS ARE USED:

SPECIFIC IDENTIFICATION OF SECURITY SHARES SOLD - FEDERAL INCOME TAX LAW ALLOWS THE SERIES TO SPECIFY WHICH SHARES OF STOCK THE SERIES WILL TREAT AS BEING SOLD. THE SERIES WILL INDIVIDUALLY ANALYZE WHICH SHARES TO SELL. THE FOLLOWING EXAMPLE WILL FURTHER EXPLAIN THE TECHNIQUE:

DURING YEAR 1, THE SERIES PURCHASES 100 SHARES OF XYZ CORP ON TWO SEPARATE OCCASIONS. THE FIRST PURCHASE OF 100 SHARES COST $10/SHARE AND THE SECOND
PURCHASE OF 100 SHARES COST $12.50/SHARE. IN YEAR 2, THE SERIES DECIDES TO SELL 100 SHARES OF XYZ CORP AT $15/SHARE. IF THE SERIES USED A FIRST-IN, FIRST-OUT (FIFO) METHOD, THE REALIZED GAIN WOULD BE $500, BUT SINCE THE SERIES ANALYZES EACH SALE, THE SHARES WITH A COST OF $12.50/SHARE WOULD HAVE BEEN SOLD, RESULTING IN A REALIZED GAIN OF ONLY $250. THIS WOULD HAVE RESULTED IN A DEFERRAL OF TAX OF $99 USING A MARGINAL TAX RATE OF 39.6%.

  DEFERRING AMOUNT OF GAIN (OR ACCELERATING LOSS) REALIZED ON EACH SALE IS MAXIMIZED BY THE USE OF THE HIGHEST-IN, FIRST-OUT (HIFO) METHOD OF IDENTIFYING WHICH SHARES TO SELL. THE EXPECTATION IS THAT ANY CAPITAL GAIN IS MINIMIZED (OR CAPITAL LOSS IS MAXIMIZED) SINCE THE DIFFERENCE BETWEEN THE PROCEEDS ON
THE SALE OF THE SHARES AND THE COST OF THOSE SHARES IS ALSO MINIMIZED. HOWEVER, IF THE SERIES HAS A LOSS TO OFFSET, LOW-COST SECURITIES MAY BE SOLD FOR PROFIT AND MAY ALSO THEN BE REACQUIRED IN ORDER TO UPTHE BASIS IN THOSE SECURITIES. THERE WILL BE TIMES WHEN IT WILL BE MORE ADVANTAGEOUS FOR THE SERIES TO IDENTIFY SHARES WITHOUT THE HIGHEST COST. THIS MAY OCCUR, FOR
EXAMPLE, WHEN SHARES WITH THE HIGHEST COST RESULT IN THE REALIZATION OF SHORT-TERM CAPITAL GAINS WHILE SHARES WITH A LOWER COST RESULT IN A LONG-TERM GAIN. SINCE SHORT-TERM CAPITAL GAINS ARE GENERALLY SUBJECT TO HIGHER RATES OF TAX, THE LOWER COST MAY BE CHOSEN DUE TO THE TAX BENEFITS OF THE LOWER TAX RATE.

   MANAGEMENT OF DIVIDEND DISTRIBUTIONS (TAX MANAGED SERIES). THE TAX MANAGED SERIES WILL MINIMIZE DIVIDEND DISTRIBUTIONS TO THE EXTENT PERMITTED TO MAINTAIN REGULATED INVESTMENT COMPANY STATUS UNDER THE CODE. THE FOLLOWING METHODS ARE USED:

EQUALIZATION ACCOUNTING - UNDER CURRENT LAW, THE SERIES INTENDS, FOR TAX PURPOSES, TO TREAT AS A DISTRIBUTION OF INVESTMENT COMPANY TAXABLE INCOME OR NET CAPITAL GAIN THE PORTION OF REDEMPTION PROCEEDS PAID TO REDEEMING
SHAREHOLDERS THAT REPRESENTS THE REDEEMING SHAREHOLDERSPORTION OF THE SERIESUNDISTRIBUTED INVESTMENT COMPANY TAXABLE INCOME AND NET CAPITAL GAIN. THIS PRACTICE WILL HAVE THE EFFECT OF REDUCING THE AMOUNT OF INCOME AND GAINS THAT THE SERIES IS REQUIRED TO DISTRIBUTE AS DIVIDENDS TO SHAREHOLDERS IN ORDER FOR THE SERIES TO AVOID FEDERAL INCOME AND EXCISE TAX. THIS PRACTICE MAY ALSO REDUCE THE AMOUNT OF DISTRIBUTIONS REQUIRED TO BE MADE TO NON-REDEEMING SHAREHOLDERS AND DEFER THE RECOGNITION OF TAXABLE INCOME BY SUCH SHAREHOLDERS. HOWEVER, SINCE THE AMOUNT OF ANY UNDISTRIBUTED INCOME WILL BE REFLECTED IN THE VALUE OF THE SERIESSHARES, THE TOTAL RETURN ON A SHAREHOLDERINVESTMENT WILL NOT BE REDUCED AS A RESULT OF THE SERIESDISTRIBUTION POLICY. UNDER THE CODE, EQUALIZATION PAYMENTS MAY BE USED IN LIEU OF DIVIDEND DISTRIBUTIONS OF EITHER ORDINARY TAXABLE INCOME OR NET CAPITAL GAINS. THE SERIES WILL DESIGNATE EQUALIZATION PAYMENTS AS BEING MADE IN LIEU OF ORDINARY TAXABLE DIVIDENDS BEFORE NET CAPITAL GAINS. THE SERIES' USE OF EQUALIZATION ACCOUNTING WILL NOT AFFECT THE TAX TREATMENT OF SHAREHOLDERS THAT REDEEM THEIR SHARES WITH RESPECT TO SUCH REDEMPTIONS.

DELIBERATE MINIMIZATION OF CASH DIVIDENDS - THE SERIES WILL MINIMIZE THE AMOUNT IT DISTRIBUTES AS ORDINARY INCOME DIVIDENDS. IT MAY NOT, THEREFORE, DISTRIBUTE ALL INVESTMENT COMPANY TAXABLE INCOME OR ORDINARY INCOME. IT WILL, HOWEVER, DISTRIBUTE DIVIDENDS SUFFICIENT TO MAINTAIN ITS STATUS AS A REGULATED INVESTMENT COMPANY. IN ADDITION, THE SERIES MAY RETAIN INCOME FOR EXCISE TAX PURPOSES (AND THEN INCUR EXCISE TAX) IF IT ANTICIPATES SUCH RETENTION WILL ENHANCE SHAREHOLDERSAFTER-TAX TOTAL RETURNS.

INVESTMENT RESTRICTIONS

   EACH SERIES HAS ADOPTED CERTAIN RESTRICTIONS SET FORTH BELOW AS FUNDAMENTAL POLICIES, WHICH MAY NOT BE CHANGED WITHOUT THE FAVORABLE VOTE OF THE HOLDERS OF A "MAJORITY" OF THE FUND'S OUTSTANDING VOTING SECURITIES, WHICH MEANS A VOTE OF THE HOLDERS OF THE LESSER OF (I) 67% OF THE SHARES REPRESENTED AT A MEETING AT WHICH MORE THAN 50% OF THE OUTSTANDING SHARES ARE REPRESENTED OR (II) MORE THAN 50% OF THE OUTSTANDING SHARES.

   NONE OF THE SERIES MAY:

   1. BORROW MONEY, EXCEPT FROM A BANK FOR TEMPORARY OR EMERGENCY PURPOSES IN AMOUNTS NOT EXCEEDING 10% OF THE SERIES' TOTAL ASSETS, AND THE SERIES WILL NOT MAKE ADDITIONAL INVESTMENTS WHILE BORROWINGS GREATER THAN 5% OF ITS TOTAL ASSETS ARE OUTSTANDING;

   2. WITH RESPECT TO 75% OF ITS TOTAL ASSETS, INVEST MORE THAN 5% OF THE VALUE OF ITS TOTAL ASSETS AT THE TIME OF INVESTMENT IN SECURITIES OF ANY ONE ISSUER (OTHER THAN OBLIGATIONS ISSUED OR GUARANTEED BY THE UNITED STATES GOVERNMENT, ITS AGENCIES OR ITS INSTRUMENTALITIES). NONE OF THE SERIES MAY PURCHASE MORE THAN 10% OF THE OUTSTANDING VOTING SECURITIES OF ANY ONE ISSUER;

   3. INVEST 25% OR MORE OF THE VALUE OF ITS TOTAL ASSETS IN SECURITIES OF ISSUERS IN ANY ONE INDUSTRY (OTHER THAN U.S. GOVERNMENT SECURITIES);

   4. INVEST MORE THAN 10% OF ITS TOTAL NET ASSETS IN SECURITIES OF ISSUERS THAT ARE RESTRICTED FROM BEING SOLD TO THE PUBLIC WITHOUT REGISTRATION UNDER THE SECURITIES ACT OF 1933 AND ILLIQUID SECURITIES, INCLUDING REPURCHASE AGREEMENTS WITH MATURITIES OF GREATER THAN SEVEN DAYS;

   5. PURCHASE SHARES OF CLOSED-END INVESTMENT COMPANIES THAT ARE TRADED ON NATIONAL EXCHANGES, EXCEPT TO THE EXTENT PERMITTED BY APPLICABLE LAW;

   6. MAKE LOANS, EXCEPT THAT EACH MAY INVEST IN DEBT SECURITIES AND REPURCHASE AGREEMENTS AND MAY ENGAGE IN SECURITIES LENDING;

   7. PURCHASE SECURITIES ON MARGIN (BUT A SERIES MAY OBTAIN SUCH SHORT-TERM CREDITS AS MAY BE NECESSARY FOR THE CLEARANCE OF TRANSACTIONS);

   8. MAKE SHORT SALES OF SECURITIES OR MAINTAIN A SHORT POSITION, UNLESS AT ALL TIMES WHEN A SHORT POSITION IS OPEN IT OWNS AN EQUAL AMOUNT OF SUCH SECURITIES OR SECURITIES CONVERTIBLE INTO OR EXCHANGEABLE, WITHOUT PAYMENT OF ANY FURTHER CONSIDERATION, FOR SECURITIES OF THE SAME ISSUE AS, AND EQUAL IN AMOUNT TO, THE SECURITIES SOLD SHORT (SHORT SALE AGAINST-THE-BOX), AND UNLESS NOT MORE THAN 25% OF A SERIES' NET ASSETS (TAKEN AT A CURRENT VALUE) ARE HELD AS COLLATERAL FOR SUCH SALES AT ANY ONE TIME;

   9. ISSUE SENIOR SECURITIES OR PLEDGE ITS ASSETS, EXCEPT THAT EACH SERIES MAY INVEST IN FUTURES CONTRACTS AND RELATED OPTIONS;

   10. BUY OR SELL COMMODITIES OR COMMODITY CONTRACTS (THE TAX MANAGED SERIES ALSO EXPRESSLY PROVIDES THAT FORWARD FOREIGN CURRENCY CONTRACTS ARE NOT CONSIDERED COMMODITIES OR COMMODITY CONTRACTS FOR PURPOSES OF THIS RESTRICTION) OR REAL ESTATE OR INTEREST IN REAL ESTATE, ALTHOUGH IT MAY PURCHASE AND SELL SECURITIES WHICH ARE SECURED BY REAL ESTATE AND SECURITIES OF COMPANIES WHICH INVEST OR DEAL IN REAL ESTATE. THE BLENDED ASSET SERIES I, BLENDED ASSET SERIES II, FLEXIBLE YIELD SERIES I, FLEXIBLE YIELD SERIES II, FLEXIBLE YIELD SERIES III, DEFENSIVE SERIES, AND THE MAXIMUM HORIZON SERIES
MAY NOT BUY OR SELL COMMODITIES OR COMMODITY CONTRACTS, PROVIDED THAT THE SERIES MAY ENTER INTO ALL TYPES OF FUTURES AND FORWARD CONTRACTS ON CURRENCY, SECURITIES, ECONOMIC AND OTHER INDICES AND MAY PURCHASE AND SELL OPTIONS ON SUCH FUTURES CONTRACTS, OR BUY OR SELL REAL ESTATE OR INTERESTS IN REAL ESTATE, ALTHOUGH IT MAY PURCHASE AND SELL SECURITIES WHICH ARE SECURED BY REAL ESTATE AND SECURITIES OF COMPANIES WHICH INVEST OR DEAL IN REAL ESTATE.

   11. ACT AS UNDERWRITER EXCEPT TO THE EXTENT THAT, IN CONNECTION WITH THE DISPOSITION OF PORTFOLIO SECURITIES, IT MAY BE DEEMED TO BE AN UNDERWRITER UNDER CERTAIN FEDERAL SECURITIES LAWS;

   12.      MAKE  INVESTMENTS  FOR  THE  PURPOSE  OF  EXERCISING  CONTROL  OR
MANAGEMENT;

   13. PARTICIPATE ON A JOINT OR JOINT AND SEVERAL BASIS IN ANY TRADING ACCOUNT IN SECURITIES;



   14. INVEST IN INTERESTS IN OIL, GAS OR OTHER MINERAL EXPLORATION OR DEVELOPMENT PROGRAMS, ALTHOUGH IT MAY INVEST IN THE COMMON STOCKS OF COMPANIES WHICH INVEST IN OR SPONSOR SUCH PROGRAMS;

   15. PURCHASE FOREIGN SECURITIES IF AS A RESULT OF THE PURCHASE OF SUCH SECURITIES MORE THAN 25% OF A SERIES' ASSETS WOULD BE INVESTED IN FOREIGN SECURITIES PROVIDED THAT THIS RESTRICTION SHALL NOT APPLY TO FOREIGN SECURITIES THAT ARE LISTED ON A DOMESTIC SECURITIES EXCHANGE OR REPRESENTED BY AMERICAN DEPOSITORY RECEIPTS THAT ARE TRADED EITHER ON A DOMESTIC SECURITIES EXCHANGE OR IN THE UNITED STATES ON THE OVER-THE-COUNTER MARKET;

   16. INVEST MORE THAN 5% OF THE VALUE OF ITS TOTAL NET ASSETS IN WARRANTS (EXCEPT FOR THE FLEXIBLE YIELD SERIES I, FLEXIBLE YIELD SERIES II, AND THE FLEXIBLE YIELD SERIES III). INCLUDED WITHIN THAT AMOUNT, BUT NOT TO EXCEED 2% OF THE VALUE OF THE SERIES' NET ASSETS, MAY BE WARRANTS WHICH ARE NOT LISTED ON THE NEW YORK OR AMERICAN STOCK EXCHANGE.

IN ADDITION TO THE FOREGOING:

   17. THE DEFENSIVE SERIES, THE MAXIMUM HORIZON SERIES AND THE TAX MANAGED SERIES MAY NOT INVEST ASSETS IN SECURITIES OF ANY OTHER OPEN-END INVESTMENT COMPANY, EXCEPT (1) BY PURCHASE IN THE OPEN MARKET INVOLVING ONLY CUSTOMARY BROKERS' COMMISSIONS, (2) IN CONNECTION WITH MERGERS, ACQUISITIONS OF ASSETS, OR CONSOLIDATION, OR (3) AS OTHERWISE PERMITTED BY LAW, INCLUDING THE 1940 ACT.

   18. UNDER THE INVESTMENT COMPANY ACT OF 1940 AND THE RULES AND REGULATIONS THEREUNDER, EACH SERIES IS PROHIBITED FROM ACQUIRING THE SECURITIES OF OTHER INVESTMENT COMPANIES IF, AS A RESULT OF SUCH ACQUISITION, SUCH SERIES OWNS MORE THAN 3% OF THE TOTAL VOTING STOCK OF THE COMPANY; SECURITIES ISSUED BY ANY ONE INVESTMENT COMPANY REPRESENT MORE THAN 5% OF ITS TOTAL ASSETS; OR SECURITIES (OTHER THAN TREASURY STOCK) ISSUED BY ALL INVESTMENT COMPANIES REPRESENT MORE THAN 10% OF THE TOTAL ASSETS OF A SERIES. A SERIES' PURCHASE OF SUCH INVESTMENT COMPANIES WOULD INDIRECTLY BEAR A
PROPORTIONATE SHARE OF THE OPERATING EXPENSES OF SUCH INVESTMENT COMPANIES, INCLUDING ADVISORY FEES. NONE OF THE SERIES, EXCEPT THE DEFENSIVE SERIES, THE MAXIMUM HORIZON SERIES AND THE TAX MANAGED SERIES, WILL PURCHASE OR RETAIN SECURITIES ISSUED BY OPEN-END INVESTMENT COMPANIES (OTHER THAN MONEY MARKET FUNDS FOR TEMPORARY INVESTMENT).

   19. THE FUND'S INVESTMENT POLICIES WITH RESPECT TO OPTIONS ON SECURITIES AND WITH RESPECT TO STOCK INDEX AND CURRENCY FUTURES AND RELATED OPTIONS ARE SUBJECT TO THE FOLLOWING FUNDAMENTAL LIMITATIONS: (1) WITH RESPECT TO ANY SERIES, THE AGGREGATE VALUE OF THE SECURITIES UNDERLYING CALLS OR OBLIGATIONS UNDERLYING PUTS DETERMINED AS OF THE DATE OPTIONS ARE SOLD SHALL NOT EXCEED 25% OF THE ASSETS OF THE SERIES; (2) A SERIES WILL NOT ENTER INTO ANY OPTION TRANSACTION IF IMMEDIATELY THEREAFTER, THE AGGREGATE PREMIUMS PAID ON ALL SUCH OPTIONS WHICH ARE HELD AT ANY TIME WOULD EXCEED 20% OF THE TOTAL NET ASSETS OF THE SERIES; (3) THE AGGREGATE MARGIN DEPOSITS REQUIRED ON ALL FUTURES OR OPTIONS THEREON HELD AT ANY TIME BY A SERIES WILL NOT EXCEED 5% OF THE TOTAL ASSETS OF THE SERIES; (4) THE SECURITY UNDERLYING THE PUT OR CALL IS WITHIN THE INVESTMENT POLICIES OF EACH SERIES AND THE OPTION IS ISSUED BY THE OPTIONS CLEARING CORPORATIONS; AND (5) THE SERIES MAY BUY AND SELL PUTS AND CALLS ON SECURITIES AND OPTIONS ON FINANCIAL FUTURES IF SUCH OPTIONS ARE LISTED ON A NATIONAL SECURITIES OR COMMODITIES EXCHANGE.

   20. THE FUND WILL NOT PURCHASE OR RETAIN SECURITIES OF AN ISSUER IF AN OFFICER OR DIRECTOR OF SUCH ISSUER IS AN OFFICER OR DIRECTOR OF THE FUND OR ITS INVESTMENT ADVISER AND ONE OR MORE OF SUCH OFFICERS OR DIRECTORS OF THE FUND OR ITS INVESTMENT ADVISER OWNS BENEFICIALLY MORE THAN 1/2% OF THE SHARES OR SECURITIES OF SUCH ISSUER AND ALL SUCH DIRECTORS AND OFFICERS OWNING MORE THAN 1/2% OF SUCH SHARES OR SECURITIES TOGETHER OWN MORE THAN 5% OF SUCH SHARES OR SECURITIES.

   21. THE FUND WILL NOT PURCHASE SECURITIES OF ANY COMPANY WHICH HAS (WITH PREDECESSORS) A RECORD OF LESS THAN THREE YEARS CONTINUOUS OPERATION IF AS A RESULT MORE THAN 5% OF THE SERIESASSETS WOULD BE INVESTED IN SECURITIES OF SUCH COMPANIES.

PORTFOLIO TURNOVER

   AN ANNUAL PORTFOLIO TURNOVER RATE IS, IN GENERAL, THE PERCENTAGE COMPUTED BY TAKING THE LESSER OF PURCHASES OR SALES OF PORTFOLIO SECURITIES (EXCLUDING CERTAIN DEBT SECURITIES) FOR A YEAR AND DIVIDING THAT AMOUNT BY THE MONTHLY AVERAGE OF THE MARKET VALUE OF SUCH SECURITIES DURING THE YEAR. EACH SERIES EXPECTS THAT ITS LONG-TERM AVERAGE TURNOVER RATE WILL BE LESS THAN
100%.    HOWEVER,  TURNOVER  WILL  IN  FACT  BE  DETERMINED  BY  MARKET
CONDITIONS AND OPPORTUNITIES, AND THEREFORE IT IS IMPOSSIBLE TO ESTIMATE THE TURNOVER RATE WITH CONFIDENCE.

THE FUND

   THE FUND IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY INCORPORATED UNDER THE LAWS OF THE STATE OF MARYLAND ON JULY 26, 1984. PRIOR TO FEBRUARY 1998, THE FUND WAS NAMED MANNING & NAPIER FUND, INC. THE BOARD OF DIRECTORS MAY, AT ITS OWN DISCRETION, CREATE ADDITIONAL SERIES OF SHARES, EACH OF WHICH WOULD HAVE SEPARATE ASSETS AND LIABILITIES.

   EACH SHARE OF A SERIES REPRESENTS AN IDENTICAL INTEREST IN THE INVESTMENT PORTFOLIO OF THAT SERIES AND HAS THE SAME RIGHTS, EXCEPT THAT (I) EACH CLASS OF SHARES BEARS THOSE DISTRIBUTION FEES, SERVICE FEES AND ADMINISTRATIVE EXPENSES APPLICABLE TO THE RESPECTIVE CLASS OF SHARES AS A RESULT OF ITS SALES ARRANGEMENTS, WHICH WILL CAUSE THE DIFFERENT CLASSES OF SHARES TO HAVE DIFFERENT EXPENSE RATIOS AND TO PAY DIFFERENT RATES OF DIVIDENDS, (II) EACH CLASS HAS EXCLUSIVE VOTING RIGHTS WITH RESPECT TO THOSE PROVISIONS OF THE SERIES' RULE 12B-1 DISTRIBUTION PLAN WHICH RELATE ONLY TO SUCH CLASS AND (III) THE CLASSES HAVE DIFFERENT EXCHANGE PRIVILEGES. AS A RESULT OF EACH CLASS' DIFFERING RULE 12B-1 DISTRIBUTION AND SHAREHOLDER SERVICES PLAN, SHARES OF DIFFERENT CLASSES OF THE SAME SERIES MAY HAVE DIFFERENT NET ASSET VALUES PER SHARE.

   THE FUND DOES NOT EXPECT TO HOLD ANNUAL MEETINGS OF SHAREHOLDERS BUT SPECIAL MEETINGS OF SHAREHOLDERS MAY BE HELD UNDER CERTAIN CIRCUMSTANCES. SHAREHOLDERS OF THE FUND RETAIN THE RIGHT, UNDER CERTAIN CIRCUMSTANCES, TO REQUEST THAT A MEETING OF SHAREHOLDERS BE HELD FOR THE PURPOSE OF CONSIDERING THE REMOVAL OF A DIRECTOR FROM OFFICE, AND IF SUCH A REQUEST IS MADE, THE FUND WILL ASSIST WITH SHAREHOLDER COMMUNICATIONS IN CONNECTION WITH THE MEETING. THE SHARES OF THE FUND HAVE EQUAL RIGHTS WITH REGARD TO VOTING, REDEMPTION AND LIQUIDATIONS. THE FUND'S SHAREHOLDERS WILL VOTE IN THE AGGREGATE AND NOT BY SERIES OR CLASS EXCEPT AS OTHERWISE EXPRESSLY REQUIRED BY LAW OR WHEN THE BOARD OF DIRECTORS DETERMINES THAT THE MATTER TO BE VOTED UPON AFFECTS ONLY THE INTERESTS OF THE SHAREHOLDERS OF A SERIES OR A CLASS. INCOME, DIRECT LIABILITIES AND DIRECT OPERATING EXPENSES OF A SERIES WILL BE ALLOCATED DIRECTLY TO THE SERIES, AND GENERAL LIABILITIES AND EXPENSES OF THE FUND WILL BE ALLOCATED AMONG THE SERIES IN PROPORTION TO THE TOTAL NET ASSETS OF THE SERIES BY THE BOARD OF DIRECTORS. THE HOLDERS OF SHARES HAVE NO PREEMPTIVE OR CONVERSION RIGHTS. SHARES WHEN ISSUED ARE FULLY PAID AND NON-ASSESSABLE AND DO NOT HAVE CUMULATIVE VOTING RIGHTS.

   MANAGEMENT

   THE OVERALL BUSINESS AND AFFAIRS OF THE FUND ARE MANAGED BY THE FUND'S BOARD OF DIRECTORS. THE BOARD APPROVES ALL SIGNIFICANT AGREEMENTS BETWEEN THE FUND AND PERSONS OR COMPANIES FURNISHING SERVICES TO THE FUND, INCLUDING THE FUND'S AGREEMENTS WITH ITS INVESTMENT ADVISOR, CUSTODIAN AND DISTRIBUTOR. THE DAY-TO-DAY OPERATIONS OF THE FUND ARE DELEGATED TO THE FUND'S OFFICERS AND TO THE ADVISOR. A COMMITTEE MADE UP OF INVESTMENT PROFESSIONALS AND ANALYSTS MAKES ALL THE INVESTMENT DECISIONS FOR THE FUND.

THE DIRECTORS AND OFFICERS OF THE FUND ARE:


NAME, ADDRESS,           POSITION     PRINCIPAL OCCUPATIONS
DATE OF BIRTH            WITH FUND    DURING PAST FIVE YEARS


B.  REUBEN  AUSPITZ*     VICE         EXECUTIVE VICE PRESIDENT,
1100  CHASE SQUARE       PRESIDENT    MANNING & NAPIER ADVISORS,
ROCHESTER, NY 14604      &            INC. SINCE  1993;


   03/18/47              DIRECTOR     PRESIDENT AND DIRECTOR, MANNING
                                      & NAPIER INVESTOR SERVICES,
                                      INC. SINCE 1990; DIRECTOR,
                                      CHAIRMAN AND TREASURER,
                                      MANNING & NAPIER ADVISORY
                                      ADVANTAGE CORPORATION SINCE 1990;
                                      DIRECTOR, MANNING & NAPIER LEVERAGED
                                      INVESTING CO., INC. SINCE 1994;
                                      DIRECTOR AND CHAIRMAN, EXETER TRUST CO.
                                      SINCE 1994; MEMBER, QUALIFIED PLAN
                                      SERVICES, L.L.C. (FORMERLY KNOWN AS
                                      FIDUCIARY SERVICES, L.L.C.) SINCE
                                      1995; MEMBER, MANNING & NAPIER
                                      ASSOCIATES, L.L.C. SINCE 1995; MEMBER,
                                      MANNING & NAPIER CAPITAL CO., L.L.C.
                                      SINCE 1995; PRESIDENT AND DIRECTOR,
                                      MANNING & NAPIER INSURANCE FUND, INC.
                                      SINCE 1995; MANAGING DIRECTOR,
                                      MANNING & NAPIER ADVISORS, INC. FROM
                                      1983-1992[/R]

MARTIN BIRMINGHAM        DIRECTOR     TRUSTEE, THE FREEDOM FORUM, SINCE 1980;
21 BROOKWOOD ROAD                     DIRECTOR, EMERITUS, ACC CORPORATION
PITTSFORD,  NY  14534                 SINCE 1994; DIRECTOR, MANNING & NAPIER
   10/30/21                           INSURANCE FUND, INC. SINCE 1995

HARRIS  H.  RUSITZKY     DIRECTOR             PRESIDENT, BLIMPIE OF CENTRAL
ONE GROVE STREET                      NEW YORK AND THE GREENING GROUP SINCE
PITTSFORD, NY 14534                   1994; DIRECTOR, MANNING & NAPIER
   01/09/35                           INSURANCE FUND, INC. SINCE 1995

PETER  L.  FABER         DIRECTOR     FORMER PARTNER, KAYE, SCHOLER,FIERMAN,
50 ROCKEFELLER PLAZA                  HAYS & HANDLER FROM 1984-1995; PARTNER
NEW  YORK,  NEW  YORK  10020-1605     MCDERMOTT, WILL & EMERY SINCE 1995;
   04/29/38                           DIRECTOR, MANNING & NAPIER INSURANCE
                                      FUND, INC. SINCE 1995

STEPHEN  B.  ASHLEY      DIRECTOR     CHAIRMAN AND CHIEF EXECUTIVE OFFICER,
600 POWERS BUILDING                   THE ASHLEY GROUP SINCE 1975;
16 WEST MAIN STREET                   DIRECTOR, GENESEE CORP. SINCE
ROCHESTER, NEW YORK 146141987;        DIRECTOR, HAHN AUTOMOTIVE SINCE
   03/22/40                           1994; DIRECTOR, FANNIE MAE SINCE 1995;
                                      DIRECTOR, MANNING & NAPIER INSURANCE
                                      FUND, INC. SINCE 1996

WILLIAM  MANNING         PRESIDENT       PRESIDENT, DIRECTOR AND CO-FOUNDER,
1100  CHASE  SQUARE                   MANNING & NAPIER ADVISORS, INC. SINCE
ROCHESTER, NY 14604                   1970;PRESIDENT, DIRECTOR,
12/24/36                              FOUNDER & CEO, MANNING VENTURES, INC.
                                      SINCE 1992; PRESIDENT, DIRECTOR,
                                      FOUNDER & CEO, KSDS, INC. SINCE 1992;
                                      CHAIRMAN OF THE BOARD, DIRECTOR, CEO,
                                      KENT DISPLAYS, INC. SINCE 1992;
                                      PRESIDENT, DIRECTOR,FOUNDER & CEO,
                                      SYNMATIX CORPORATION SINCE 1993;
                                      PRESIDENT, DIRECTOR, FOUNDER & CEO,
                                      MANNING LEASING, INC.(DBA WILLIAMS
                                      INTERNATIONAL AIR, INC.)SINCE 1994;
                                      PRESIDENT AND TREASURER, MANNING &
                                      NAPIER LEVERAGED INVESTINGCOMPANY, INC.
                                      SINCE 1994; MEMBER, MANNING & NAPIER
                                      CAPITAL CO., L.L.C. SINCE 1994; MEMBER,
                                      QUALIFIED PLAN SERVICES, L.L.C
                                      (FORMERLY KNOWN AS FIDUCIARY SERVICES,
                                      L.L.C.) SINCE 1995; MEMBER, MANNING &
                                      NAPIER ASSOCIATES, L.L.C. SINCE 1995;
                                      DIRECTOR, CEO, PRESIDENT AND FOUNDER,
                                      BURGANDY CAR SERVICE, INC. 1996 TO 1997;
                                      DIRECTOR, CEO, PRESIDENT AND FOUNDER,
                                      BCS LEASING, INC. SINCE 1996

BETH  H. GALUSHA, CPA     CHIEF          CHIEF FINANCIAL OFFICER, MANNING &
1100  CHASE  SQUARE       FINANCIAL & NAPIER ADVISORS, INC. SINCE 1987;
ROCHESTER,  NY  14604     ACCOUNTING  TREASURER, MANNING & NAPIER INVESTOR


   06/23/61               OFFICER,    SERVICES, INC. SINCE 1990; DIRECTOR,
                          TREASURER   MANNING & NAPIER ADVISORY ADVANTAGE
                                      CORPORATION SINCE 1993;
                                      TREASURER, EXETER TRUST COMPANY SINCE
                                      1997; CHIEF FINANCIAL & ACCOUNTING
                                      OFFICER, TREASURER, MANNING & NAPIER
                                      INSURANCE FUND, INC. SINCE 1997[/R]

JODI  L.  HEDBERG         CORPORATE   SENIOR COMPLIANCE ADMINISTRATOR,
1100  CHASE SQUARE        SECRETARY   MANNING & NAPIER ADVISORS, INC. FROM
ROCHESTER,  NY  14604                 1994-1995; COMPLIANCE MANAGER, MANNING
   11/26/67                           & NAPIER ADVISORS, INC. SINCE 1995;
                                       CORPORATE SECRETARY, MANNING & NAPIER
                                       INSURANCE FUND, INC. SINCE 1997.

* INTERESTED DIRECTOR, WITHIN THE MEANING OF THE INVESTMENT COMPANY ACT OF 1940 (THE "1940 ACT").

THE ONLY COMMITTEE OF THE FUND IS AN AUDIT COMMITTEE WHOSE MEMBERS ARE B. REUBEN AUSPITZ, HARRIS H. RUSITZKY AND STEPHEN B. ASHLEY.

   DIRECTORS AFFILIATED WITH THE ADVISOR DO NOT RECEIVE FEES FROM THE FUND. EACH DIRECTOR WHO IS NOT AFFILIATED WITH THE ADVISOR SHALL RECEIVE AN ANNUAL FEE OF $2,500. ANNUAL FEES WILL BE CALCULATED MONTHLY AND PRORATED. EACH DIRECTOR WHO IS NOT AFFILIATED WITH THE ADVISOR SHALL RECEIVE $375 PER BOARD MEETING ATTENDED FOR EACH ACTIVE SERIES OF THE FUND, PLUS $500 FOR ANY COMMITTEE MEETING HELD ON A DAY ON WHICH A BOARD MEETING IS NOT HELD.

COMPENSATION TABLE FOR FISCAL YEAR ENDED    OCTOBER 31, 1998






NAME        POSITION      AGGREGATE     PENSION  EST. ANNUAL    TOTAL
            FROM          COMPENSATION           BENEFITS UPON  COMPENSATION
            REGISTRANT                           RETIREMENT     FROM
                                                                REGISTRANT

B. REUBEN   DIRECTOR      $   0         N/A      N/A            $  0
AUSPITZ*

MARTIN      DIRECTOR      $25,000       N/A      N/A            $25,000
BIRMINGHAM

HARRIS H.   DIRECTOR      $25,500       N/A      N/A            $25,500
RUSITZKY

PETER L.    DIRECTOR      $25,000       N/A      N/A            $25,000
FABER

STEPHEN B.  DIRECTOR      $25,500       N/A      N/A            $25,500
ASHLEY




*INTERESTED DIRECTOR, WITHIN THE MEANING OF THE INVESTMENT COMPANY ACT OF 1940 (THE "1940 ACT").

   THE FOLLOWING PERSONS WERE KNOWN BY THE FUND TO BE OWNER OF RECORD 5% OR MORE OF THE OUTSTANDING VOTING SECURITIES OF EACH SERIES ON DECEMBER 1, 1998.

NAME AND ADDRESS OF HOLDER OF RECORD     PERCENTAGE OF SERIES


                          BLENDED ASSET SERIES I

AMERICAN EXPRESS TRUSTEE FOR             12.89%
MORTON MEASE HEALTH CARE TRUST
1200 NORTHSTAR WEST
MINNEAPOLIS, MN  55440-0534

NATIONAL FINANCIAL SERVICES CORP.        16.46%
FBO CUSTOMERS
200 LIBERTY STREET
NEW YORK, NY  10281-1003

EXETER TRUST CO.                           10.55%
FBO WELCH FOODS, INC.
P.O. BOX 41178
ROCHESTER, NY  14604


                           BLENDED ASSET SERIES II

NATIONAL FINANCIAL SERVICES CORP.        18.66%
FBO CUSTOMERS
200 LIBERTY STREET
NEW YORK, NY  10281-1003


                           FLEXIBLE YIELD SERIES I

   MACHINED PRODUCTS CO.          18.94%
C/O KATHLEEN SAUL
P.O. BOX 10428
LANCASTER, PA  17605

   MARK A. KRONENBERG             17.66%
7814 NEWCO DRIVE
HAMLIN, NY  14464

MANNING & NAPIER ADVISORS, INC.             12.03%
1100 CHASE SQUARE
ROCHESTER, NY  14604

BERNIECE I. GOSNELL                         7.61%
C/O DAWN HILSINGER
319 DEARCOP DRIVE
ROCHESTER, NY  14624

JOHN G. NAPIER                             7.54%
33 BEARD AVENUE
BUFFALO, NY  14214

                         FLEXIBLE YIELD SERIES II

   PATRICK S. BAGLIORE IRA ROLLOVER     13.07%
276 OAKDALE DRIVE
WEBSTER, NY  14580

   R. SHELDON AND MARIE E. STARR JTWROS     6.49%
798 STARR AVENUE
CHAMBERSBURG, PA  17201

MANNING & NAPIER ADVISORS, INC.        23.91%
1100 CHASE SQUARE
ROCHESTER, NY  14604

CHARLES E. LUCAS IRA ROLLOVER             15.23%
9 SOUTHLAND AVENUE
LAKEWOOD, NY  14750



PENFIELD FIRE COMPANY                      6.70%
1838 PENFIELD ROAD
PENFIELD, NY  14526

JERRY J. VASICEK IRA ROLLOVER             6.65%
65 COVENTRY ROAD
ENDICOTT, NY  13760

JUNE DAHLIN & RICHARD DAHLIN JTWROS        5.05%
1425 2ND AVENUE
CHULA VISTA, CA  91911



                          FLEXIBLE YIELD SERIES III




SNYDER TANK CORPORATION             6.05
SAVINGS & SECURITY PLAN
3774 LAKESHORE ROAD
BUFFALO, NY  14219

MANNING & NAPIER ADVISORS, INC.        7.89%
1100 CHASE SQUARE
ROCHESTER, NY  14604

   MACHINED PRODUCTS CO. 401(K)             9.01%
C/O KATHLEEN SAUL
P.O. BOX 10428
LANCASTER, PA  17605

   MURATA ELECTRONICS P/S RETIREMENT     23.59%
C/O MR. HOWARD WHITEHEAD
2200 LAKE PARK DRIVE
SMYRNA, GA  30080




                              TAX MANAGED SERIES

   KAY B. SHARP BYPASS TRUST            13.41%
DAVID P. EVANS, TRUSTEE
2732 SENECA STREET
P.O. BOX 527
WEST SENECA, NY  14224

   REUBEN A. SHEARES                    12.89%
762 GREENHURST DRIVE
WESTERVILLE, OH  43082

MANNING & NAPIER ADVISORS, INC.        24.06%
1100 CHASE SQUARE
ROCHESTER, NY  14604

WBLK BROADCASTING CORPORATION             17.91%
5571 STRICKER ROAD
CLARENCE, NY  14031

                               DEFENSIVE SERIES

NATIONAL FINANCIAL SERVICES CORP.        34.52%
FBO CUSTOMERS
200 LIBERTY STREET
NEW YORK, NY  10281-1003

MANNING & NAPIER ADVISORS, INC.        6.58%
1100 CHASE SQUARE
ROCHESTER, NY  14604

   PLUMBERS LOCAL 55 BENEVOLENT FUND     10.89%
C/O JAMES F. SULLIVAN
980 KEYNOTE CIRCLE
BROOKLYN HEIGHTS, OH  44131

   PLUMBERS LOCAL 55 S.U.B. FUND        6.90%
C/O JAMES F. SULLIVAN
980 KEYNOTE CIRCLE
BROOKLYN HEIGHTS, OH  44131



MAXIMUM HORIZON SERIES

NATIONAL FINANCIAL SERVICE CORP.        67.27%
FBO CUSTOMERS
200 LIBERTY STREET
NEW YORK, NY  10281-1003


THE ADVISOR

   THE ADVISOR, EXETER ASSET MANAGEMENT, WHICH IS A DIVISION OF MANNING & NAPIER ADVISORS, INC. (ACTS AS THE FUND'S INVESTMENT ADVISOR. MR. WILLIAM MANNING CONTROLS THE ADVISOR BY VIRTUE OF HIS OWNERSHIP OF THE SECURITIES OF MNA. THE ADVISOR ALSO IS GENERALLY RESPONSIBLE FOR SUPERVISION OF THE OVERALL BUSINESS AFFAIRS OF THE FUND INCLUDING SUPERVISION OF SERVICE PROVIDERS TO THE FUND AND DIRECTION OF THE ADVISOR'S DIRECTORS, OFFICERS OR EMPLOYEES WHO MAY BE ELECTED AS OFFICERS OF THE FUND TO SERVE AS SUCH.

   THE FUND PAYS THE ADVISOR FOR THE SERVICES PERFORMED A FEE AT THE ANNUAL RATE OF: 1.00% OF THE FUND'S DAILY NET ASSETS FOR THE MAXIMUM HORIZON SERIES, TAX MANAGED SERIES, BLENDED ASSET SERIES I, AND BLENDED ASSET SERIES II; 0.80% FOR THE DEFENSIVE SERIES; 0.35% FOR THE FLEXIBLE YIELD SERIES I; 0.45% FOR THE FLEXIBLE YIELD SERIES II; AND 0.50% FOR THE FLEXIBLE YIELD SERIES III. AS DESCRIBED BELOW, THE ADVISOR IS SEPARATELY COMPENSATED FOR ACTING AS TRANSFER AGENT FOR THE SERIES.

   UNDER THE INVESTMENT ADVISORY AGREEMENT (THE "AGREEMENT") BETWEEN THE FUND AND THE ADVISOR, THE FUND IS RESPONSIBLE FOR ITS OPERATING EXPENSES,
INCLUDING: (I) INTEREST AND TAXES; (II) BROKERAGE COMMISSIONS; (III) INSURANCE PREMIUMS; (IV) COMPENSATION AND EXPENSES OF ITS DIRECTORS OTHER THAN THOSE AFFILIATED WITH THE ADVISOR; (V) LEGAL AND AUDIT EXPENSES; (VI) FEES AND EXPENSES OF THE FUND'S CUSTODIAN, AND ACCOUNTING SERVICES AGENT, IF OBTAINED FOR THE FUND FROM AN ENTITY OTHER THAN THE ADVISOR; (VII) EXPENSES INCIDENTAL TO THE ISSUANCE OF ITS SHARES, INCLUDING ISSUANCE ON THE PAYMENT OF, OR REINVESTMENT OF, DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS; (VIII) FEES AND EXPENSES INCIDENTAL TO THE REGISTRATION UNDER FEDERAL OR STATE SECURITIES LAWS OF THE FUND OR ITS SHARES; (IX) EXPENSES OF PREPARING, PRINTING AND MAILING REPORTS AND NOTICES AND PROXY MATERIAL TO SHAREHOLDERS OF THE FUND; (X) ALL OTHER EXPENSES INCIDENTAL TO HOLDING MEETINGS OF THE FUND'S SHAREHOLDERS; (XI) DUES OR ASSESSMENTS OF OR CONTRIBUTIONS TO THE INVESTMENT COMPANY INSTITUTE OR ANY SUCCESSOR; AND (XII) SUCH NON-RECURRING EXPENSES AS MAY ARISE, INCLUDING LITIGATION AFFECTING THE FUND AND THE LEGAL OBLIGATIONS WITH RESPECT TO WHICH THE FUND MAY HAVE TO INDEMNIFY ITS OFFICERS AND DIRECTORS.

   FOR PERIODS ENDED OCTOBER 31, (UNLESS OTHERWISE INDICATED), THE AGGREGATE TOTAL OF ADVISORY FEES PAID BY THE SERIES TO THE ADVISOR WERE AS FOLLOWS:






SERIES
                  1996                      1997             1998
            -------------                ---------        ------------

           FEES PAID   FEES WAIVED  FEES PAID  FEES    FEES PAID  FEES WAIVED
                                               WAIVED

BLENDED
ASSET
SERIES I   $ 108,485(1) $ 13,439(1) $ 192,773 $ 8,448  $ 274,475  $ 7,453
           ------------ ----------- --------- -------  ---------- ------

BLENDED
ASSET
SERIES II  $ 222,302(1) $ 3,528(1)  $ 422,101 N/A      $ 633,708  N/A
           ------------ ----------- --------- -------- ---------- -------

FLEXIBLE
YIELD
SERIES I   N/A          $ 1,057(1)  N/A       $ 2,189  N/A        $ 2,058
           ------------ ----------  --------- -------- --------   -------
FLEXIBLE
YIELD
SERIES II  N/A          $ 1,688(1)  N/A       $2,897   N/A        $ 2,639
           ------------ ----------  --------- -------- --------   -------
FLEXIBLE
YIELD
SERIES III N/A          $ 4,454(1)  N/A       $ 6,249  N/A        $ 7,221
           -----------  ----------  --------  ------   --------   --------

TAX
MANAGED
SERIES     N/A          $ 1,867(2)  N/A       $ 3,368   N/A       $ 7,011
           -----------  ----------- --------- -------   --------  -------

DEFENSIVE  N/A          $ 3,940(2)  N/A       $ 11,283  $ 2,742   $ 27,614
SERIES     ------------ ----------- --------- -------   ------    -------

MAXIMUM
HORIZON
SERIES     N/A          $ 4,377(2)  $ 36,471  $ 19,683  $ 137,521 $ 19,276
---------------- ------------ ----------- --------- --------- ----------







   (1)     FOR THE PERIOD JANUARY 1, 1996 TO OCTOBER 31, 1996.
   (2) FOR THE PERIOD NOVEMBER 1, 1995 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1996.

   THE AGREEMENT PROVIDES THAT IN THE EVENT THE EXPENSES OF THE FUND (INCLUDING THE FEE OF THE ADVISOR BUT EXCLUDING: (I)BROKERAGE COMMISSIONS;
(II) INTEREST; (III) TAXES; AND (IV) EXTRAORDINARY EXPENSES EXCEPT FOR THOSE INCURRED BY THE FUND AS A RESULT OF LITIGATION IN CONNECTION WITH A SUIT INVOLVING A CLAIM FOR RECOVERY BY THE FUND, OR AS A RESULT OF LITIGATION
INVOLVING A DEFENSE AGAINST A LIABILITY ASSERTED AGAINST THE FUND, PROVIDED THAT, IF THE ADVISER MADE THE DECISION OR TOOK THE ACTION WHICH RESULTED IN SUCH CLAIM THE ADVISER ACTED IN GOOD FAITH WITHOUT GROSS NEGLIGENCE OR
MISCONDUCT, AND FOR ANY INDEMNIFICATION PAID BY THE FUND TO ITS OFFICERS, DIRECTORS AND ADVISERS IN ACCORDANCE WITH APPLICABLE STATE AND FEDERAL LAWS AS A RESULT OF SUCH LITIGATION) FOR ANY FISCAL YEAR EXCEED THE LIMITS SET BY APPLICABLE REGULATIONS OF STATE SECURITIES COMMISSIONS, THE ADVISOR WILL REDUCE ITS FEE BY THE AMOUNT OF SUCH EXCESS. ANY SUCH REDUCTIONS OR REFUNDS ARE ACCRUED AND PAID IN THE SAME MANNER AS THE ADVISOR'S FEE AND ARE SUBJECT TO READJUSTMENT DURING THE YEAR.

THE AGREEMENT STATES THAT THE ADVISOR SHALL GIVE THE FUND THE BENEFIT OF ITS BEST JUDGMENT AND EFFORT IN RENDERING SERVICES THEREUNDER, BUT THE ADVISOR SHALL NOT BE LIABLE FOR ANY LOSS SUSTAINED BY REASON OF THE PURCHASE, SALE OR RETENTION OF ANY SECURITY, WHETHER OR NOT SUCH PURCHASE, SALE OR RETENTION SHALL HAVE BEEN BASED UPON ITS OWN INVESTIGATION AND RESEARCH OR UPON INVESTIGATION AND RESEARCH MADE BY ANY OTHER INDIVIDUAL, FIRM OR CORPORATION, IF SUCH PURCHASE, SALE OR RETENTION SHALL HAVE BEEN MADE AND SUCH OTHER INDIVIDUAL, FIRM OR CORPORATION SHALL HAVE BEEN SELECTED IN GOOD FAITH. THE AGREEMENT ALSO STATES THAT NOTHING CONTAINED THEREIN SHALL, HOWEVER, BE CONSTRUED TO PROTECT THE ADVISOR AGAINST ANY LIABILITY TO THE FUND OR ITS SECURITY HOLDERS BY REASON OF WILLFUL MISFEASANCE, BAD FAITH OR GROSS NEGLIGENCE IN THE PERFORMANCE OF ITS DUTIES, OR BY REASON OF ITS RECKLESS DISREGARD OF ITS OBLIGATIONS AND DUTIES UNDER THE AGREEMENT.

THE AGREEMENT ALSO PROVIDES THAT IT IS AGREED THAT THE ADVISOR SHALL HAVE NO RESPONSIBILITY OR LIABILITY FOR THE ACCURACY OR COMPLETENESS OF THE FUND'S REGISTRATION STATEMENT UNDER THE 1940 ACT OR THE SECURITIES ACT OF 1933 EXCEPT FOR INFORMATION SUPPLIED BY THE ADVISOR FOR INCLUSION THEREIN; THE FUND AGREES TO INDEMNIFY THE ADVISOR TO THE FULL EXTENT PERMITTED BY THE FUND'S ARTICLES OF INCORPORATION.

   ON APRIL 30, 1993, THE ADVISOR BECAME THE FUND'S TRANSFER AGENT. FOR SERVICING THE TAX MANAGED SERIES, DEFENSIVE SERIES, MAXIMUM HORIZON SERIES, BLENDED ASSET SERIES I, BLENDED ASSET SERIES II, FLEXIBLE YIELD SERIES I, FLEXIBLE YIELD SERIES II, AND THE FLEXIBLE YIELD SERIES III, IN THIS CAPACITY, FOR THE FISCAL YEARS ENDED OCTOBER 31, 1997 AND 1998, THE ADVISOR RECEIVED $17,331 AND $27,446 FROM THE FUND.

DISTRIBUTION OF FUND SHARES

MANNING & NAPIER INVESTOR SERVICES, INC. (THE ACTS AS DISTRIBUTOR OF THE FUND SHARES AND IS LOCATED AT THE SAME ADDRESS AS THE ADVISOR AND THE FUND. THE DISTRIBUTOR AND THE FUND ARE PARTIES TO A DISTRIBUTION AGREEMENT DATED SEPTEMBER 25, 1997 (THE AGREEMENTWHICH APPLIES TO EACH CLASS OF SHARES.

   THE DISTRIBUTION AGREEMENT WILL REMAIN IN EFFECT FOR A PERIOD OF TWO YEARS AFTER THE EFFECTIVE DATE OF THE AGREEMENT AND IS RENEWABLE ANNUALLY. THE DISTRIBUTION AGREEMENT MAY BE TERMINATED BY THE DISTRIBUTOR, BY A MAJORITY VOTE OF THE DIRECTORS WHO ARE NOT INTERESTED PERSONS AND HAVE NO FINANCIAL INTEREST IN THE DISTRIBUTION AGREEMENT (DIRECTORSOR BY A MAJORITY OF THE OUTSTANDING SHARES OF THE FUND UPON NOT MORE THAN 60 DAYS' WRITTEN NOTICE BY EITHER PARTY OR UPON ASSIGNMENT BY THE DISTRIBUTOR. THE DISTRIBUTOR WILL NOT RECEIVE COMPENSATION FOR DISTRIBUTION OF CLASS A SHARES OF THE PORTFOLIO. THE FUND HAS ADOPTED PLANS OF DISTRIBUTION WITH RESPECT TO THE CLASS B, C, D AND E SHARES (THE PURSUANT TO RULE 12B-1 UNDER THE 1940 ACT. THE ADVISOR MAY IMPOSE SEPARATE REQUIREMENTS IN CONNECTION WITH EMPLOYEE PURCHASES OF THE CLASS A SHARES OF THE SERIES.

THE PLANS

THE FUND HAS ADOPTED EACH PLAN IN ACCORDANCE WITH THE PROVISIONS OF RULE 12B-1 UNDER THE 1940 ACT WHICH REGULATES CIRCUMSTANCES UNDER WHICH AN INVESTMENT COMPANY MAY DIRECTLY OR INDIRECTLY BEAR EXPENSES RELATING TO THE DISTRIBUTION OF ITS SHARES. CONTINUANCE OF EACH PLAN MUST BE APPROVED ANNUALLY BY A MAJORITY OF THE DIRECTORS OF THE FUND AND BY A MAJORITY OF THE QUALIFIED DIRECTORS. EACH PLAN REQUIRES THAT QUARTERLY WRITTEN REPORTS OF AMOUNTS SPENT UNDER THE PLAN AND THE PURPOSES OF SUCH EXPENDITURES BE FURNISHED TO AND REVIEWED BY THE DIRECTORS. A PLAN MAY NOT BE AMENDED TO INCREASE MATERIALLY THE AMOUNT WHICH MAY BE SPENT THEREUNDER WITHOUT APPROVAL BY A MAJORITY OF THE OUTSTANDING SHARES OF THE RESPECTIVE CLASS OF THE FUND. ALL MATERIAL AMENDMENTS OF A PLAN WILL REQUIRE APPROVAL BY A MAJORITY OF THE DIRECTORS OF THE FUND AND OF THE QUALIFIED DIRECTORS.

THE DISTRIBUTOR EXPECTS TO ALLOCATE MOST OF ITS FEE TO INVESTMENT DEALERS, BANKS OR FINANCIAL SERVICE FIRMS THAT PROVIDE DISTRIBUTION, ADMINISTRATIVE AND/OR SHAREHOLDER SERVICES ("FINANCIAL INTERMEDIARIES"). THE FINANCIAL INTERMEDIARIES MAY PROVIDE FOR THEIR CUSTOMERS OR CLIENTS CERTAIN SERVICES OR ASSISTANCE, WHICH MAY INCLUDE, BUT NOT BE LIMITED TO, PROCESSING PURCHASE AND REDEMPTION TRANSACTIONS, ESTABLISHING AND MAINTAINING SHAREHOLDER ACCOUNTS REGARDING THE FUND, AND SUCH OTHER SERVICES AS MAY BE AGREED TO FROM TIME TO TIME AND AS MAY BE PERMITTED BY APPLICABLE STATUTE, RULE OR REGULATION. THE DISTRIBUTOR MAY, IN ITS DISCRETION, VOLUNTARILY WAIVE FROM TIME TO TIME ALL OR ANY PORTION OF ITS DISTRIBUTION FEE AND THE DISTRIBUTOR IS FREE TO MAKE ADDITIONAL PAYMENTS OUT OF ITS OWN ASSETS TO PROMOTE THE SALE OF FUND SHARES.

   THE DISTRIBUTOR RECEIVES DISTRIBUTION AND/OR SERVICE FEES, AT THE RATES SET FORTH BELOW, FOR PROVIDING DISTRIBUTION AND/OR SHAREHOLDER SERVICES TO THE
CLASS B, C, D AND E SHARES. THE DISTRIBUTOR EXPECTS TO ALLOCATE MOST OF ITS DISTRIBUTION FEES AND SHAREHOLDER SERVICE FEES TO FINANCIAL INTERMEDIARIES THAT ENTER INTO SHAREHOLDER SERVICING AGREEMENTS ("SERVICING AGREEMENTS") WITH THE DISTRIBUTOR. THE DIFFERENT CLASSES PERMIT THE FUND TO ALLOCATE AN APPROPRIATE AMOUNT OF FEES TO A FINANCIAL INTERMEDIARY IN ACCORDANCE WITH THE LEVEL OF DISTRIBUTION AND/OR SHAREHOLDER SERVICES IT AGREES TO PROVIDE.

   AS COMPENSATION FOR PROVIDING DISTRIBUTION AND SHAREHOLDERS SERVICES FOR THE CLASS B SHARES, THE DISTRIBUTOR RECEIVES A DISTRIBUTION FEE EQUAL TO 0.75% OF THE CLASS B SHARES' AVERAGE DAILY NET ASSETS AND A SHAREHOLDER SERVICING FEE EQUAL TO 0.25% OF THE CLASS B SHARES' AVERAGE DAILY NET ASSETS. AS COMPENSATION FOR PROVIDING DISTRIBUTION AND SHAREHOLDER SERVICES FOR THE CLASS C SHARES, THE DISTRIBUTOR RECEIVES AN AGGREGATE DISTRIBUTION AND SHAREHOLDER SERVICING FEE EQUAL TO 0.75% OF THE CLASS C SHARES' AVERAGE DAILY NET ASSETS. AS COMPENSATION FOR PROVIDING DISTRIBUTION AND SHAREHOLDERS SERVICE FOR THE CLASS D SHARES, THE DISTRIBUTOR RECEIVES AN AGGREGATE DISTRIBUTION AND SHAREHOLDER SERVICING FEE EQUAL TO 0.50% OF THE CLASS D SHARES' AVERAGE DAILY NET ASSETS. THE SHAREHOLDER SERVICES COMPONENT OF THE FOREGOING FEES FOR CLASSES C AND D IS LIMITED TO 0.25% OF THE AVERAGE DAILY NET ASSETS OF THE RESPECTIVE CLASS. AS COMPENSATION FOR PROVIDING DISTRIBUTION SERVICES FOR THE CLASS E SHARES, THE DISTRIBUTOR RECEIVES AN AGGREGATE DISTRIBUTION AND SHAREHOLDER SERVICING FEE EQUAL TO 0.25% OF THE AVERAGE DAILY NET ASSETS OF THE CLASS E SHARES. THE DISTRIBUTOR MAY, IN ITS DISCRETION, VOLUNTARILY WAIVE FROM TIME TO TIME ALL OR ANY PORTION OF ITS DISTRIBUTION FEE.

   PAYMENTS UNDER THE PLANS ARE MADE AS DESCRIBED ABOVE REGARDLESS OF THE DISTRIBUTOR'S ACTUAL COST OF PROVIDING DISTRIBUTION SERVICES AND MAY BE USED TO PAY THE DISTRIBUTOR'S OVERHEAD EXPENSES. IF THE COST OF PROVIDING
DISTRIBUTION SERVICES TO THE FUND IS LESS THAN THE PAYMENTS RECEIVED, THE UNEXPENDED PORTION OF THE DISTRIBUTION FEES MAY BE RETAINED AS PROFIT BY THE DISTRIBUTOR. THE DISTRIBUTOR MAY FROM TIME TO TIME AND FROM ITS OWN RESOURCES PAY OR ALLOW ADDITIONAL DISCOUNTS OR PROMOTIONAL INCENTIVES IN THE FORM OF CASH OR OTHER COMPENSATION (INCLUDING MERCHANDISE OR TRAVEL) TO FINANCIAL INTERMEDIARIES AND IT IS FREE TO MAKE ADDITIONAL PAYMENTS OUT OF ITS OWN ASSETS TO PROMOTE THE SALE OF FUND SHARES. SIMILARLY, THE ADVISOR MAY, FROM ITS OWN RESOURCES, DEFRAY OR ABSORB COSTS RELATED TO DISTRIBUTION, INCLUDING COMPENSATION OF EMPLOYEES WHO ARE INVOLVED IN DISTRIBUTION.

   CLASS  B,  C,  D  AND  E  SHARES  WERE  NOT OFFERED PRIOR TO THE END OF THE
SERIESRESPECTIVE FISCAL YEAR ENDS AND THEREFORE THE DISTRIBUTOR RECEIVED NO COMPENSATION FROM THE SERIES FOR SUCH PERIODS.

CUSTODIAN AND INDEPENDENT ACCOUNTANT

   THE CUSTODIAN FOR THE FUND IS BOSTON SAFE DEPOSIT AND TRUST COMPANY, ONE CABOT ROAD, 3RD FLOOR, MEDFORD, MA 02155-5159. BOSTON SAFE DEPOSIT AND TRUST COMPANY MAY, AT ITS OWN EXPENSE, EMPLOY ONE OR MORE SUB-CUSTODIANS ON BEHALF OF THE FUND, PROVIDED THAT BOSTON SAFE DEPOSIT AND TRUST COMPANY SHALL
REMAIN LIABLE FOR ALL ITS DUTIES AS CUSTODIAN. THE FOREIGN SUB-CUSTODIANS WILL ACT AS CUSTODIAN FOR THE FOREIGN SECURITIES HELD BY THE FUND. DELOITTE & TOUCHE LLP, 125 SUMMER STREET, BOSTON, MA 02110 ARE THE INDEPENDENT ACCOUNTANTS FOR THE SERIES.

PORTFOLIO TRANSACTIONS AND BROKERAGE

THE AGREEMENT STATES THAT IN CONNECTION WITH ITS DUTIES TO ARRANGE FOR THE PURCHASE AND THE SALE OF SECURITIES HELD IN THE PORTFOLIO OF THE FUND BY PLACING PURCHASE AND SALE ORDERS FOR THE FUND, THE ADVISOR SHALL SELECT SUCH BROKER-DEALERS ("BROKERS") AS SHALL, IN THE ADVISOR'S JUDGMENT, IMPLEMENT THE POLICY OF THE FUND TO ACHIEVE "BEST EXECUTION", I.E., PROMPT AND EFFICIENT EXECUTION AT THE MOST FAVORABLE SECURITIES PRICE. IN MAKING SUCH SELECTION, THE ADVISOR IS AUTHORIZED IN THE AGREEMENT TO CONSIDER THE RELIABILITY, INTEGRITY AND FINANCIAL CONDITION OF THE BROKER, THE SIZE AND DIFFICULTY IN
EXECUTING THE ORDER AND THE VALUE OF THE EXPECTED CONTRIBUTION OF THE BROKER TO THE INVESTMENT PERFORMANCE OF THE FUND ON A CONTINUING BASIS. THE ADVISOR IS ALSO AUTHORIZED TO CONSIDER WHETHER A BROKER PROVIDES BROKERAGE AND/OR RESEARCH SERVICES TO THE FUND AND/OR OTHER ACCOUNTS OF THE ADVISOR. THE FUND UNDERSTANDS THAT A SUBSTANTIAL AMOUNT OF ITS PORTFOLIO TRANSACTIONS MAY BE TRANSACTED WITH PRIMARY MARKET MAKERS ACTING AS PRINCIPAL ON A NET BASIS, WITH NO BROKERAGE COMMISSIONS BEING PAID BY THE FUND. SUCH PRINCIPAL TRANSACTIONS MAY, HOWEVER, RESULT IN A PROFIT TO MARKET MAKERS. IN CERTAIN INSTANCES THE ADVISOR MAY MAKE PURCHASES OF UNDERWRITTEN ISSUES FOR THE FUND AT PRICES WHICH INCLUDE UNDERWRITING FEES. THE AGREEMENT STATES THAT THE COMMISSIONS PAID TO SUCH BROKERS MAY BE HIGHER THAN ANOTHER BROKER WOULD HAVE CHARGED IF A GOOD FAITH DETERMINATION IS MADE BY THE ADVISOR THAT THE COMMISSION IS REASONABLE IN RELATION TO THE SERVICES PROVIDED, VIEWED IN TERMS OF EITHER THAT PARTICULAR TRANSACTION OR THE ADVISOR'S OVERALL RESPONSIBILITIES AS TO THE ACCOUNTS AS TO WHICH IT EXERCISES INVESTMENT DISCRETION AND THAT THE ADVISOR SHALL USE ITS JUDGMENT IN DETERMINING THAT THE AMOUNT OF COMMISSIONS PAID ARE REASONABLE IN RELATION TO THE VALUE OF BROKERAGE AND RESEARCH SERVICES PROVIDED. THE ADVISOR IS FURTHER AUTHORIZED TO ALLOCATE THE ORDERS PLACED BY IT ON BEHALF OF THE FUND TO SUCH BROKERS OR DEALERS WHO ALSO PROVIDE RESEARCH OR STATISTICAL MATERIAL, OR OTHER SERVICES, TO THE FUND, THE ADVISOR, OR ANY AFFILIATE OF EITHER. SUCH ALLOCATION SHALL BE IN SUCH AMOUNTS AND PROPORTIONS AS THE ADVISOR SHALL DETERMINE, AND THE ADVISOR SHALL REPORT ON SUCH ALLOCATIONS REGULARLY TO THE FUND, INDICATING THE BROKER-DEALERS TO WHOM SUCH ALLOCATIONS HAVE BEEN MADE AND THE BASIS THEREFORE.

THE RESEARCH SERVICES DISCUSSED ABOVE MAY BE IN WRITTEN FORM OR THROUGH DIRECT CONTACT WITH INDIVIDUALS AND MAY INCLUDE INFORMATION AS TO PARTICULAR COMPANIES AND SECURITIES AS WELL AS MARKET ECONOMIC OR INSTITUTIONAL AREAS AND INFORMATION ASSISTING THE FUND IN THE VALUATION OF ITS INVESTMENTS. THE RESEARCH WHICH THE ADVISOR RECEIVES FOR THE FUND'S BROKERAGE COMMISSIONS, WHETHER OR NOT USEFUL TO THE FUND MAY BE USEFUL TO THE ADVISOR IN MANAGING THE ACCOUNTS OF THE ADVISOR'S OTHER ADVISORY CLIENTS. SIMILARLY, THE RESEARCH RECEIVED FOR THE COMMISSIONS OF SUCH ACCOUNTS MAY BE USEFUL TO THE FUND.


   FOR YEARS ENDED OCTOBER 31, (UNLESS OTHERWISE INDICATED), THE AGGREGATE TOTAL BROKERAGE COMMISSIONS PAID BY THE SERIES WERE AS FOLLOWS:






SERIES                         1996      1997     1998



BLENDED ASSET SERIES I     $   13,656(1)  $14,935  $36,215
-------------------------  -------------  -------  -------
                                          $48,030  $92,719
BLENDED ASSET SERIES II    $   36,256(1)
                           -------------

FLEXIBLE YIELD SERIES I    $          0   $     0  $     0
                           -------------  -------  -------

FLEXIBLE YIELD SERIES II   $          0   $     0  $     0
                           -------------  -------  -------

FLEXIBLE YIELD SERIES III  $          0   $     0  $     0
                           -------------  -------  -------

TAX MANAGED                $      837(2)  $   883  $ 2,673
                           -------------  -------  -------

DEFENSIVE                  $      335(2)  $   570  $ 2,118
                           -------------  -------  -------
MAXIMUM HORIZON            $    2,753(2)  $20,570  $43,998
                           -------------  -------  -------






   (1)     FOR THE PERIOD JANUARY 1, 1996 TO OCTOBER 31, 1996.
   (2) FOR THE PERIOD NOVEMBER 1, 1995 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1996.
THERE WERE NO BROKERAGE COMMISSIONS PAID TO AFFILIATES DURING THE LAST THREE FISCAL YEARS.

NET ASSET VALUE

   THE NET ASSET VALUE IS DETERMINED ON EACH DAY THAT THE NEW YORK STOCK EXCHANGE IS OPEN FOR TRADING. IN DETERMINING THE NET ASSET VALUE OF THE FUND'S SHARES, COMMON STOCKS THAT ARE LISTED ON NATIONAL SECURITIES EXCHANGES OR THE NASDAQ NATIONAL MARKET SYSTEM ARE VALUED AT THE LAST SALE PRICE ON THE EXCHANGE ON WHICH EACH STOCK IS PRINCIPALLY TRADED AS OF THE CLOSE OF THE NEW YORK STOCK EXCHANGE (GENERALLY 4:00 P.M., EASTERN TIME), OR, IN THE ABSENCE OF RECORDED SALES, AT THE CLOSING BID PRICES ON SUCH EXCHANGES OR ON SUCH SYSTEM. UNLISTED SECURITIES THAT ARE NOT INCLUDED IN SUCH NATIONAL MARKET SYSTEM ARE VALUED AT THE QUOTED BID PRICES IN THE OVER-THE-COUNTER MARKET. ALL SECURITIES INITIALLY EXPRESSED IN FOREIGN CURRENCIES WILL BE CONVERTED TO U.S. DOLLARS AT THE EXCHANGE RATES QUOTED AT THE CLOSE OF THE NEW YORK MARKETS. SHORT SECURITIES POSITIONS ARE ACCOUNTED FOR AT VALUE, USING THE SAME METHOD OF VALUATION DESCRIBED ABOVE. SECURITIES AND OTHER ASSETS FOR WHICH MARKET QUOTATIONS ARE NOT READILY AVAILABLE ARE VALUED BY APPRAISAL AT THEIR FAIR VALUE AS DETERMINED IN GOOD FAITH BY THE ADVISOR UNDER PROCEDURES ESTABLISHED BY AND UNDER THE GENERAL SUPERVISION AND RESPONSIBILITY OF THE FUND'S BOARD OF DIRECTORS. THE ADVISOR MAY USE A PRICING SERVICE TO OBTAIN THE VALUE OF THE FUND'S PORTFOLIO SECURITIES WHERE THE PRICES PROVIDED BY SUCH PRICING SERVICE ARE BELIEVED TO REFLECT THE FAIR MARKET VALUE OF SUCH SECURITIES. THE METHODS USED BY THE PRICING SERVICE AND THE VALUATIONS SO ESTABLISHED WILL BE REVIEWED BY THE ADVISOR UNDER THE GENERAL SUPERVISION OF THE FUND'S BOARD OF DIRECTORS. SEVERAL PRICING SERVICES ARE AVAILABLE, ONE OR MORE OF WHICH MAY BE USED AS APPROVED BY THE FUND'S BOARD OF DIRECTORS.

   PURCHASES, EXCHANGES AND REDEMPTIONS OF SHARES

   PURCHASES AND REDEMPTIONS OF SHARES OF THE SERIES MAY BE MADE ON ANY DAY THE NEW YORK STOCK EXCHANGE IS OPEN FOR TRADING.

   PURCHASES. THE MINIMUM INITIAL INVESTMENT IN EACH CLASS OF THE SERIES IS $2,000 AND SUBSEQUENT PURCHASES MUST BE AT LEAST $100. THE MINIMUM INITIAL INVESTMENT IS WAIVED FOR PARTICIPANTS IN THE AUTOMATIC INVESTMENT PLAN (SEE
"AUTOMATIC INVESTMENT PLAN" BELOW) AND FOR SHAREHOLDERS WHO PURCHASE SHARES THROUGH FINANCIAL INTERMEDIARIES THAT PROVIDE SUB-ACCOUNTING SERVICES TO THE FUND. THE DISTRIBUTOR RESERVES THE RIGHT TO WAIVE THESE MINIMUM INITIAL OR SUBSEQUENT INVESTMENT REQUIREMENTS IN ITS SOLE DISCRETION. THE DISTRIBUTOR HAS THE RIGHT TO REFUSE ANY ORDER.

   A PURCHASE ORDER WILL BE EFFECTIVE AS OF THE DAY RECEIVED BY THE DISTRIBUTOR, TRANSFER AGENT, OR ITS AGENTS, IF THE ORDER IS RECEIVED BEFORE THE TIME THAT THE FUND CALCULATES NET ASSET VALUES (NORMALLY, 4:00 P.M. EASTERN TIME) BY THE DISTRIBUTOR, TRANSFER AGENT, OR ITS AGENTS. PAYMENT MAY BE MADE BY CHECK OR READILY AVAILABLE FUNDS. THE PURCHASE PRICE OF SHARES OF EACH CLASS OF THE SERIES IS THE NET ASSET VALUE NEXT DETERMINED AFTER A PURCHASE ORDER IS EFFECTIVE.

   THE SHARES OF THE SERIES MAY BE PURCHASED IN EXCHANGE FOR SECURITIES TO BE INCLUDED IN THE SERIES, SUBJECT TO THE ADVISOR'S DETERMINATION THAT THESE SECURITIES ARE ACCEPTABLE. SECURITIES ACCEPTED IN AN EXCHANGE WILL BE VALUED AT MARKET VALUE. ALL ACCRUED INTEREST AND PURCHASE OR OTHER RIGHTS WHICH ARE REFLECTED IN THE MARKET PRICE OF ACCEPTED SECURITIES AT THE TIME OF VALUATION BECOME THE PROPERTY OF THE SERIES AND MUST BE DELIVERED BY THE SHAREHOLDER TO THE SERIES UPON RECEIPT FROM THE ISSUER.

   THE ADVISOR WILL NOT ACCEPT SECURITIES IN EXCHANGE FOR SHARES OF A SERIES UNLESS (1) SUCH SECURITIES ARE APPROPRIATE IN THE SERIES AT THE TIME OF THE EXCHANGE; (2) THE SHAREHOLDER REPRESENTS AND AGREES THAT ALL SECURITIES OFFERED TO THE SERIES ARE NOT SUBJECT TO ANY RESTRICTIONS UPON THEIR SALE BY THE SERIES UNDER THE SECURITIES ACT OF 1933, OR OTHERWISE; AND (3) PRICES ARE AVAILABLE FROM AN INDEPENDENT PRICING SERVICE APPROVED BY THE FUND'S BOARD OF DIRECTORS.

   AUTOMATIC INVESTMENT PLAN. SHAREHOLDERS MAY PURCHASE SHARES REGULARLY THROUGH THE AUTOMATIC INVESTMENT PLAN WITH A PRE-AUTHORIZED DRAFT DRAWN ON A CHECKING ACCOUNT. UNDER THIS PLAN, THE SHAREHOLDER MAY ELECT TO HAVE A SPECIFIED AMOUNT INVESTED ON A REGULAR SCHEDULE. THE MINIMUM AMOUNT OF EACH AUTOMATIC INVESTMENT IS $25. THE AMOUNT SPECIFIED BY THE SHAREHOLDER WILL BE WITHDRAWN FROM THE SHAREHOLDER'S BANK ACCOUNT USING THE PRE-AUTHORIZED DRAFT. THIS AMOUNT WILL BE INVESTED AT THE APPLICABLE SHARE PRICE DETERMINED ON THE DATE THE AMOUNT IS AVAILABLE FOR INVESTMENT. PARTICIPATION IN THE AUTOMATIC INVESTMENT PLAN MAY BE DISCONTINUED EITHER BY THE FUND OR THE SHAREHOLDER UPON 30 DAYS' PRIOR WRITTEN NOTICE TO THE OTHER PARTY. A SHAREHOLDER WHO WISHES TO ENROLL IN THE AUTOMATIC INVESTMENT PLAN MAY DO SO BY COMPLETING THE APPLICABLE SECTION OF THE ACCOUNT APPLICATION FORM OR CONTACTING THE FUND FOR AN AUTOMATIC INVESTMENT PLAN FORM.

   EXCHANGES BETWEEN SERIES. AS PERMITTED PURSUANT TO ANY RULE, REGULATION OR ORDER PROMULGATED BY THE SECURITIES AND EXCHANGE COMMISSION, SOME OR ALL OF THE SHARES OF A CLASS IN AN ACCOUNT FOR WHICH PAYMENT HAS BEEN RECEIVED BY THE FUND MAY BE EXCHANGED FOR SHARES OF THE SAME CLASS OF ANY OF THE OTHER SERIES OF THE EXETER FUND, INC. THAT OFFER THAT CLASS AT THE NET ASSET VALUE NEXT DETERMINED AFTER AN EXCHANGE ORDER IS EFFECTIVE. SHAREHOLDERS MAY EFFECT UP TO 4 EXCHANGES IN A 12-MONTH PERIOD WITHOUT CHARGE. SUBSEQUENT EXCHANGES ARE SUBJECT TO A FEE OF $15. EXCHANGES WILL BE MADE AFTER INSTRUCTIONS IN WRITING OR BY TELEPHONE ARE RECEIVED BY THE TRANSFER AGENT IN PROPER FORM (I.E., IF IN WRITING - SIGNED BY THE RECORD OWNER(S) EXACTLY AS THE SHARES ARE REGISTERED; IF BY TELEPHONE - PROPER ACCOUNT IDENTIFICATION IS GIVEN BY THE SHAREHOLDER) AND EACH EXCHANGE MUST INVOLVE EITHER SHARES HAVING AN AGGREGATE VALUE OF AT LEAST $1,000 OR ALL THE SHARES IN THE ACCOUNT. A SHAREHOLDER MUST HAVE RECEIVED, AND SHOULD READ CAREFULLY, THE PROSPECTUS OF THE OTHER SERIES AND CONSIDER THE DIFFERENCES IN GOALS AND POLICIES BEFORE MAKING ANY EXCHANGE. THE EXCHANGE PRIVILEGE MAY NOT BE AVAILABLE IN ALL STATES. FOR FEDERAL AND STATE INCOME TAX PURPOSES, AN EXCHANGE IS TREATED AS A SALE OF THE SHARES EXCHANGED, AND THEREFORE AN EXCHANGE COULD RESULT IN A GAIN OR LOSS TO THE SHAREHOLDER MAKING THE EXCHANGE. THE SERIES MAY MODIFY OR TERMINATE THIS EXCHANGE OFFER UPON 60 DAYS' NOTICE TO SHAREHOLDERS SUBJECT TO APPLICABLE LAW.

   REDEMPTIONS. IF A SHAREHOLDER DESIRES TO REDEEM HIS SHARES AT THEIR NET ASSET VALUE, THE SHAREHOLDER MUST SEND A WRITTEN REQUEST FOR REDEMPTION IN
"GOOD ORDER" TO THE TRANSFER AGENT. "GOOD ORDER" GENERALLY MEANS THAT THE WRITTEN REQUEST FOR REDEMPTION IS ENDORSED BY THE RECORD OWNER(S) EXACTLY AS THE SHARES ARE REGISTERED AND THE SIGNATURE(S) ARE GUARANTEED BY AN "ELIGIBLE GUARANTOR INSTITUTION" AS THAT TERM IS DEFINED UNDER RULE 17AD-15(A)(2) UNDER THE SECURITIES EXCHANGE ACT OF 1934. CURRENTLY, SUCH PROCEDURES GENERALLY PERMIT GUARANTEES BY A COMMERCIAL BANK OR TRUST COMPANY, A MEMBER BANK OF THE FEDERAL RESERVE SYSTEM, OR A MEMBER FIRM OF A NATIONAL SECURITIES EXCHANGE. REDEMPTION REQUIREMENTS FOR CORPORATIONS, OTHER ORGANIZATIONS, TRUSTS, FIDUCIARIES, AND RETIREMENT PLANS MAY REQUIRE ADDITIONAL DOCUMENTATION. PLEASE CONTACT THE TRANSFER AGENT AT 1-800-466-3863 FOR MORE INFORMATION. THE TRANSFER AGENT MAY MAKE CERTAIN DE MINIMIS EXCEPTIONS TO THE ABOVE REQUIREMENTS FOR REDEMPTION.

   WITHIN  THREE  DAYS  AFTER  RECEIPT OF A REDEMPTION REQUEST BY THE TRANSFER
AGENT IN "GOOD ORDER", THE SERIES WILL MAKE PAYMENT IN CASH, EXCEPT AS DESCRIBED BELOW, OF THE NET ASSET VALUE OF THE SHARES NEXT DETERMINED AFTER SUCH REDEMPTION REQUEST WAS RECEIVED, EXCEPT DURING ANY PERIOD IN WHICH THE RIGHT OF REDEMPTION IS SUSPENDED OR DATE OF PAYMENT IS POSTPONED BECAUSE THE NEW YORK STOCK EXCHANGE IS CLOSED OR TRADING ON SUCH EXCHANGE IS RESTRICTED OR TO THE EXTENT OTHERWISE PERMITTED BY THE 1940 ACT IF AN EMERGENCY EXISTS. FOR SHARES PURCHASED, OR RECEIVED IN EXCHANGE FOR SHARES PURCHASED, BY CHECK (INCLUDING CERTIFIED CHECKS OR CASHIER'S CHECKS) OR THROUGH THE AUTOMATIC INVESTMENT PLAN, PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UP TO 15 DAYS FROM THE PURCHASE DATE IN AN EFFORT TO ASSURE THAT SUCH CHECK OR DRAFT HAS CLEARED.

   SUBJECT TO THE SERIES' COMPLIANCE WITH APPLICABLE REGULATIONS, EACH SERIES HAS RESERVED THE RIGHT TO PAY THE REDEMPTION PRICE EITHER TOTALLY OR PARTIALLY BY A DISTRIBUTION IN-KIND OF SECURITIES (INSTEAD OF CASH) FROM THE SERIES' PORTFOLIO. THE SECURITIES DISTRIBUTED IN SUCH A DISTRIBUTION WOULD BE VALUED AT THE SAME AMOUNT AS THAT ASSIGNED TO THEM IN CALCULATING THE NET ASSET VALUE FOR THE SHARES BEING SOLD. IF A SHAREHOLDER RECEIVED A DISTRIBUTION IN-KIND, HE COULD INCUR BROKERAGE OR TRANSACTION CHARGES WHEN CONVERTING THE SECURITIES TO CASH. THE FUND HAS ELECTED, HOWEVER, TO BE GOVERNED BY RULE 18F-1 UNDER THE 1940 ACT AS A RESULT OF WHICH THE FUND IS OBLIGATED TO REDEEM SHARES, WITH RESPECT TO ANY ONE SHAREHOLDER DURING ANY 90-DAY PERIOD, SOLELY IN CASH UP TO THE LESSER OF $250,000 OR 1% OF THE NET ASSET VALUE OF THE FUND AT THE BEGINNING OF THE PERIOD. SHOULD REDEMPTIONS BY ANY SHAREHOLDER EXCEED SUCH LIMITATION, THE FUND WILL HAVE THE OPTION OF REDEEMING THE EXCESS IN CASH OR IN KIND. IF SHARES ARE REDEEMED IN KIND, THE REDEEMING SHAREHOLDER MIGHT INCUR BROKERAGE COSTS IN CONVERTING THE ASSETS INTO CASH.

PAYMENT FOR SHARES REDEEMED. PAYMENT FOR SHARES PRESENTED FOR REDEMPTION MAY BE DELAYED MORE THAN THREE DAYS ONLY FOR (1) ANY PERIOD (A) DURING WHICH THE NEW YORK STOCK EXCHANGE IS CLOSED OTHER THAN CUSTOMARY WEEK-END AND HOLIDAY CLOSINGS OR (B) DURING WHICH TRADING ON THE NEW YORK STOCK EXCHANGE IS RESTRICTED; (2) FOR ANY PERIOD DURING WHICH AN EMERGENCY EXISTS AS A RESULT OF WHICH (A) DISPOSAL BY THE FUND OF SECURITIES OWNED BY IT IS NOT REASONABLY PRACTICABLE OR (B) IT IS NOT REASONABLY PRACTICABLE FOR THE FUND TO DETERMINE THE VALUE OF ITS NET ASSETS; OR (3) FOR SUCH OTHER PERIODS AS THE SECURITIES AND EXCHANGE COMMISSION MAY BY ORDER PERMIT.

   OTHER INFORMATION ABOUT PURCHASES AND REDEMPTIONS. THE FUND HAS AUTHORIZED SEVERAL BROKERS TO ACCEPT PURCHASE AND REDEMPTION ORDERS ON ITS BEHALF, AND THESE BROKERS ARE AUTHORIZED TO DESIGNATE OTHER INTERMEDIARIES TO ACCEPT PURCHASE AND REDEMPTION ORDERS ON THE FUND'S BEHALF. THE FUND WILL BE DEEMED TO HAVE RECEIVED A PURCHASE OR REDEMPTION ORDER WHEN AN AUTHORIZED BROKER OR ITS AUTHORIZED DESIGNEE ACCEPTS THE ORDER, AND ORDERS PLACED WITH AN AUTHORIZED BROKER WILL BE PROCESSED AT THE SHARE PRICE OF THE APPROPRIATE SERIES NEXT COMPUTED AFTER THEY ARE ACCEPTED BY THE AUTHORIZED BROKER OR ITS DESIGNEE.



   DUE TO THE RELATIVELY HIGH COST OF MAINTAINING SMALL ACCOUNTS, THE SERIES RESERVE THE RIGHT TO REDEEM SHARES IN ANY ACCOUNT FOR THEIR THEN-CURRENT VALUE (WHICH WILL BE PROMPTLY PAID TO THE SHAREHOLDER) IF AT ANY TIME THE TOTAL INVESTMENT IN SUCH ACCOUNT DROPS BELOW $1,000 BECAUSE OF REDEMPTIONS (BUT NOT DUE TO CHANGES IN NET ASSET VALUE). SHAREHOLDERS WILL BE NOTIFIED THAT THE VALUE OF THEIR ACCOUNT IS LESS THAN THE MINIMUM INVESTMENT REQUIREMENT AND ALLOWED 60 DAYS TO MAKE AN ADDITIONAL INVESTMENT BEFORE THE REDEMPTION IS PROCESSED.

FEDERAL TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

   THE FOLLOWING IS ONLY A SUMMARY OF CERTAIN TAX CONSIDERATIONS GENERALLY AFFECTING A SERIES AND ITS SHAREHOLDERS, AND IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. SHAREHOLDERS ARE URGED TO CONSULT THEIR TAX ADVISERS WITH SPECIFIC REFERENCE TO THEIR OWN TAX SITUATIONS, INCLUDING THEIR STATE AND LOCAL TAX LIABILITIES.

   THE FOLLOWING DISCUSSION OF CERTAIN FEDERAL INCOME TAX CONSEQUENCES IS BASED ON THE CODE, AND THE REGULATIONS ISSUED THEREUNDER AS IN EFFECT ON THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION. NEW LEGISLATION, CERTAIN ADMINISTRATIVE CHANGES, OR COURT DECISIONS MAY SIGNIFICANTLY CHANGE THE CONCLUSIONS EXPRESSED HEREIN, AND MAY HAVE A RETROACTIVE EFFECT WITH RESPECT TO THE TRANSACTIONS CONTEMPLATED HEREIN.

   IT IS THE POLICY OF EACH OF THE SERIES TO QUALIFY FOR THE FAVORABLE TAX TREATMENT ACCORDED REGULATED INVESTMENT COMPANIES UNDER SUBCHAPTER M OF THE CODE. BY FOLLOWING SUCH POLICY, EACH OF THE SERIES EXPECTS TO BE RELIEVED OF FEDERAL INCOME TAX ON INVESTMENT COMPANY TAXABLE INCOME AND NET
CAPITAL GAIN (THE EXCESS OF NET LONG-TERM CAPITAL GAIN OVER NET SHORT-TERM CAPITAL LOSS) DISTRIBUTED TO SHAREHOLDERS.

   IN  ORDER  TO  QUALIFY  AS A REGULATED INVESTMENT COMPANY EACH SERIES MUST,
AMONG OTHER THINGS, (1) DERIVE AT LEAST 90% OF ITS GROSS INCOME EACH TAXABLE YEAR FROM DIVIDENDS, INTEREST, PAYMENTS WITH RESPECT TO SECURITIES LOANS,
GAINS FROM THE SALE OR OTHER DISPOSITION OF STOCK, SECURITIES OR FOREIGN CURRENCIES, OR OTHER INCOME (INCLUDING GAINS FROM OPTIONS, FUTURES OR FORWARD CONTRACTS) DERIVED WITH RESPECT TO ITS BUSINESS OF INVESTING IN STOCK, SECURITIES OR CURRENCIES; AND (2) DIVERSIFY ITS HOLDINGS SO THAT AT THE END OF EACH QUARTER OF EACH TAXABLE YEAR (I) AT LEAST 50% OF THE MARKET VALUE OF THE SERIESTOTAL ASSETS IS REPRESENTED BY CASH OR CASH ITEMS, U.S. GOVERNMENT
SECURITIES, SECURITIES OF OTHER REGULATED INVESTMENT COMPANIES, AND OTHER SECURITIES LIMITED, IN RESPECT OF ANY ONE ISSUER, TO A VALUE NOT GREATER THAN 5% OF THE VALUE OF THE SERIESTOTAL ASSETS AND 10% OF THE OUTSTANDING VOTING SECURITIES OF SUCH ISSUER, AND (II) NOT MORE THAN 25% OF THE VALUE OF ITS
ASSETS IS INVESTED IN THE SECURITIES OF ANY ONE ISSUER (OTHER THAN U.S. GOVERNMENT SECURITIES OR SECURITIES OF ANY OTHER REGULATED INVESTMENT COMPANY) OR OF TWO OR MORE ISSUERS THAT THE SERIES CONTROLS AND THAT ARE ENGAGED IN THE SAME, SIMILAR, OR RELATED TRADES OR BUSINESSES. THESE REQUIREMENTS MAY RESTRICT THE DEGREE TO WHICH THE SERIES MAY ENGAGE IN CERTAIN HEDGING TRANSACTIONS AND MAY LIMIT THE RANGE OF THE SERIESINVESTMENTS. IF A SERIES QUALIFIES AS A REGULATED INVESTMENT COMPANY, IT WILL NOT BE SUBJECT TO FEDERAL INCOME TAX ON THE PART OF ITS NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS, IF ANY, WHICH IT DISTRIBUTES EACH YEAR TO THE SHAREHOLDERS, PROVIDED THE SERIES DISTRIBUTES AT LEAST (A) 90% OF ITS COMPANY TAXABLE INCOME(GENERALLY, NET INVESTMENT INCOME PLUS THE EXCESS, IF ANY, OF NET SHORT-TERM CAPITAL GAIN OVER NET LONG-TERM CAPITAL LOSS) AND (B) 90% OF ITS NET EXEMPT INTEREST INCOME (THE EXCESS OF (I) ITS TAX-EXEMPT INTEREST INCOME OVER (II) CERTAIN DEDUCTIONS ATTRIBUTABLE TO THAT INCOME).

   IF FOR ANY TAXABLE YEAR, A SERIES DOES NOT QUALIFY AS A REGULATED INVESTMENT COMPANY UNDER SUB-CHAPTER M OF THE CODE, ALL OF ITS TAXABLE INCOME WILL BE SUBJECT TO TAX AT REGULAR CORPORATE TAX RATES WITHOUT ANY DEDUCTION FOR DISTRIBUTIONS TO SHAREHOLDERS AND ALL SUCH DISTRIBUTIONS WILL BE TAXABLE TO SHAREHOLDERS AS ORDINARY DIVIDENDS TO THE EXTENT OF THE SERIESCURRENT OR ACCUMULATED EARNINGS AND PROFITS. SUCH DISTRIBUTIONS WILL GENERALLY QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION FOR CORPORATE SHAREHOLDERS.


   IF  A  SERIES  FAILS  TO  DISTRIBUTE IN A CALENDAR YEAR AT LEAST 98% OF ITS
ORDINARY INCOME FOR THE YEAR AND 98% OF ITS CAPITAL GAIN NET INCOME (THE EXCESS OF SHORT AND LONG TERM CAPITAL GAINS OVER SHORT AND LONG TERM CAPITAL LOSSES) FOR THE ONE-YEAR PERIOD ENDING OCTOBER 31 OF THAT YEAR (AND ANY RETAINED AMOUNT FROM THE PRIOR YEAR), THE SERIES WILL BE SUBJECT TO A NONDEDUCTIBLE 4% FEDERAL EXCISE TAX ON THE UNDISTRIBUTED AMOUNTS. THE SERIES GENERALLY INTEND TO MAKE SUFFICIENT DISTRIBUTIONS TO AVOID IMPOSITION OF THIS TAX, EXCEPT THAT, AS DESCRIBED ABOVE, THE TAX MANAGED SERIES MAY CHOOSE TO INCUR SUCH TAX IF IT ANTICIPATES THAT RETAINING INCOME WILL ENHANCE ITS SHAREHOLDERS' AFTER-TAX TOTAL RETURNS.

   DISTRIBUTIONS DECLARED IN OCTOBER, NOVEMBER, OR DECEMBER TO SHAREHOLDERS OF RECORD DURING THOSE MONTHS AND PAID DURING THE FOLLOWING JANUARY ARE TREATED AS IF THEY WERE RECEIVED BY EACH SHAREHOLDER ON DECEMBER 31 OF THE YEAR IN WHICH THEY ARE DECLARED FOR TAX PURPOSES.

   ANY GAIN OR LOSS RECOGNIZED ON A SALE, EXCHANGE OR REDEMPTION OF SHARES OF A SERIES BY A SHAREHOLDER WHO IS NOT A DEALER IN SECURITIES WILL GENERALLY, FOR INDIVIDUAL SHAREHOLDERS, BE TREATED AS A LONG-TERM CAPITAL GAIN OR LOSS IF THE SHARES HAVE BEEN HELD FOR MORE THAN ONE YEAR AND OTHERWISE GENERALLY WILL BE TREATED AS SHORT-TERM CAPITAL GAIN OR LOSS. HOWEVER, IF SHARES ON WHICH A SHAREHOLDER HAS RECEIVED A NET CAPITAL GAIN DISTRIBUTION ARE SUBSEQUENTLY SOLD, EXCHANGED OR REDEEMED AND SUCH SHARES HAVE BEEN HELD FOR SIX MONTHS OR
LESS, ANY LOSS RECOGNIZED WILL BE TREATED AS LONG-TERM CAPITAL LOSS TO THE EXTENT OF THE NET CAPITAL GAIN DISTRIBUTION. LONG-TERM CAPITAL GAINS GENERALLY ARE CURRENTLY TAXED AT A MAXIMUM RATE OF 20%, AND SHORT-TERM CAPITAL GAINS ARE CURRENTLY TAXED AT ORDINARY INCOME TAX RATES.

   IN CERTAIN CASES, A SERIES WILL BE REQUIRED TO WITHHOLD AND REMIT TO THE U.S. TREASURY 31% OF ANY TAXABLE DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND REDEMPTION PROCEEDS PAID TO A SHAREHOLDER (1) WHO HAS FAILED TO PROVIDE A CORRECT AND PROPERLY CERTIFIED AXPAYER IDENTIFICATION NUMBER, (2) WHO IS SUBJECT TO BACKUP WITHHOLDING BY THE INTERNAL REVENUE SERVICE, OR (3) WHO HAS NOT CERTIFIED TO THE FUND THAT SUCH SHAREHOLDER IS NOT SUBJECT TO BACKUP WITHHOLDING. THIS BACKUP WITHHOLDING IS NOT AN ADDITIONAL TAX, AND ANY AMOUNTS WITHHELD MAY BE CREDITED AGAINST THE SHAREHOLDERU.S. FEDERAL INCOME TAX LIABILITY.

   DIVIDENDS PAID TO NONRESIDENT ALIEN INDIVIDUALS AND FOREIGN ENTITIES ARE POTENTIALLY SUBJECT TO DIFFERENT TAX TREATMENT, INCLUDING A POSSIBLE U.S. FEDERAL INCOME TAX, REQUIRED TO BE WITHHELD BY THE APPLICABLE SERIES, AT A 30% RATE (OR A LOWER RATE PROVIDED BY AN APPLICABLE INCOME TAX TREATY). CERTIFICATION OF FOREIGN STATUS BY SUCH SHAREHOLDERS ALSO WILL GENERALLY BE REQUIRED TO AVOID BACKUP WITHHOLDING ON CAPITAL GAIN DISTRIBUTIONS AND REDEMPTION PROCEEDS.

   A SERIES TRANSACTIONS IN CERTAIN FUTURES CONTRACTS, OPTIONS, FORWARD CONTRACTS, FOREIGN CURRENCIES, FOREIGN DEBT SECURITIES, FOREIGN ENTITIES TREATED AS INVESTMENT COMPANIES AND CERTAIN OTHER INVESTMENT AND HEDGING ACTIVITIES WILL BE SUBJECT TO SPECIAL TAX RULES. IN A GIVEN CASE, THESE RULES MAY ACCELERATE INCOME TO THE SERIES, DEFER LOSSES TO THE SERIES, CAUSE ADJUSTMENTS IN THE HOLDING PERIODS OF THE SERIESASSETS, CONVERT SHORT-TERM CAPITAL LOSSES INTO LONG-TERM CAPITAL LOSSES, OR OTHERWISE AFFECT THE CHARACTER OF THE SERIESINCOME. THESE RULES COULD THEREFORE AFFECT THE AMOUNT, TIMING, AND CHARACTER OF DISTRIBUTIONS TO SHAREHOLDERS. EACH SERIES WILL ENDEAVOR TO MAKE ANY AVAILABLE ELECTIONS PERTAINING TO SUCH TRANSACTIONS IN A MANNER BELIEVED TO BE IN THE BEST INTEREST OF THE SERIES.

   SHAREHOLDERS WILL BE ADVISED ANNUALLY AS TO THE FEDERAL INCOME TAX CONSEQUENCES OF DISTRIBUTIONS MADE DURING THE YEAR. CERTAIN DISTRIBUTIONS MAY QUALIFY FOR A DIVIDENDS RECEIVED DEDUCTION FOR CORPORATE SHAREHOLDERS, SUBJECT TO HOLDING PERIOD REQUIREMENTS AND OTHER LIMITATIONS UNDER THE CODE, IF THEY ARE ATTRIBUTABLE TO THE QUALIFYING DIVIDEND INCOME A SERIES RECEIVES FROM A DOMESTIC CORPORATION AND ARE PROPERLY DESIGNATED BY THAT SERIES. HOWEVER, INFORMATION SET FORTH IN THE PROSPECTUSES AND THIS STATEMENT OF ADDITIONAL INFORMATION WHICH RELATES TO TAXATION IS ONLY A SUMMARY OF SOME OF THE IMPORTANT TAX CONSIDERATIONS GENERALLY AFFECTING PURCHASERS OF SHARES OF THE FUNDSERIES. NO ATTEMPT HAS BEEN MADE TO PRESENT A DETAILED EXPLANATION OF THE TAX TREATMENT OF THE FUND OR ITS SHAREHOLDERS, AND THIS DISCUSSION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. ACCORDINGLY, POTENTIAL PURCHASERS OF SHARES OF A SERIES ARE URGED TO CONSULT THEIR TAX ADVISORS WITH SPECIFIC REFERENCE TO THEIR OWN TAX SITUATION.

DISTRIBUTIONS BY THE FUND TO SHAREHOLDERS AND THE OWNERSHIP OF SHARES MAY BE SUBJECT TO STATE AND LOCAL TAXES. THEREFORE, SHAREHOLDERS ARE URGED TO CONSULT WITH THEIR TAX ADVISORS CONCERNING THE APPLICATION OF STATE AND LOCAL TAXES TO INVESTMENTS IN THE FUND, WHICH MAY DIFFER FROM THE FEDERAL INCOME TAX CONSEQUENCES. FOR EXAMPLE, UNDER CERTAIN SPECIFIED CIRCUMSTANCES, STATE
INCOME TAX LAWS MAY EXEMPT FROM TAXATION DISTRIBUTIONS OF A REGULATED INVESTMENT COMPANY TO THE EXTENT THAT SUCH DISTRIBUTIONS ARE DERIVED FROM INTEREST ON FEDERAL OBLIGATIONS. SHAREHOLDERS ARE URGED TO CONSULT WITH THEIR TAX ADVISORS REGARDING WHETHER, AND UNDER WHAT CONDITIONS, SUCH EXEMPTION IS AVAILABLE.

   YIELD AND TOTAL RETURN

   FROM TIME-TO-TIME EACH SERIES MAY ADVERTISE ITS YIELD AND TOTAL RETURN. BOTH YIELD AND TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. THE "TOTAL RETURN" OF A SERIES REFERS TO THE AVERAGE ANNUAL COMPOUNDED RATES OF RETURN OVER ONE-, FIVE-, AND TEN-YEAR PERIODS OR FOR THE LIFE OF THE SERIES (AS STATED IN THE ADVERTISEMENT) THAT WOULD EQUATE AN INITIAL AMOUNT INVESTED AT THE BEGINNING OF A STATED PERIOD TO THE ENDING REDEEMABLE VALUE OF THE INVESTMENT, ASSUMING THE REINVESTMENT OF ALL DIVIDEND AND CAPITAL GAINS DISTRIBUTIONS. THE RESPECTIVE PERFORMANCE FIGURES FOR THE CLASSES WILL DIFFER BECAUSE OF THE DIFFERENT DISTRIBUTION AND/OR SHAREHOLDER SERVICES FEES CHARGED TO CLASS B, C,
 D AND E SHARES.

   THE "30-DAY YIELD" OF A SERIES IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE EARNED DURING A 30-DAY PERIOD BY THE NET ASSET VALUE PER SHARE ON THE LAST DAY OF THE PERIOD. NET INVESTMENT INCOME INCLUDES INTEREST AND ALL RECURRING AND NONRECURRING CHARGES THAT HAVE BEEN APPLIED TO ALL SHAREHOLDER ACCOUNTS. THE YIELD CALCULATION ASSUMES THAT NET INVESTMENT INCOME EARNED OVER 30 DAYS IS COMPOUNDED MONTHLY FOR SIX MONTHS AND THEN ANNUALIZED. METHODS USED TO CALCULATE ADVERTISED YIELDS ARE STANDARDIZED FOR ALL STOCK AND BOND MUTUAL FUNDS. HOWEVER, THESE METHODS DIFFER FROM THE ACCOUNTING METHODS USED BY A SERIES TO MAINTAIN ITS BOOKS AND RECORDS, AND SO THE ADVERTISED 30-DAY YIELD MAY NOT FULLY REFLECT THE INCOME PAID TO YOUR OWN ACCOUNT OR THE YIELD REPORTED IN A SERIES' REPORTS TO SHAREHOLDERS.

   FINANCIAL STATEMENTS    FINANCIAL STATEMENTS

   THE FINANCIAL STATEMENTS OF THE FUND ARE INCORPORATED BY REFERENCE INTO THIS STATEMENT OF ADDITIONAL INFORMATION. THE FINANCIAL STATEMENTS WITH RESPECT TO THE SERIES HAVE BEEN AUDITED BY DELOITTE & TOUCHE LLP, INDEPENDENT PUBLIC ACCOUNTANTS TO SUCH SERIES. THE FUNDANNUAL REPORT(S) ARE INCORPORATED HEREIN BY REFERENCE IN RELIANCE UPON THEIR AUTHORITY AS EXPERTS IN ACCOUNTING AND AUDITING. A COPY OF THE 1998 ANNUAL REPORT(S) TO SHAREHOLDERS MUST ACCOMPANY THE DELIVERY OF THIS STATEMENT OF ADDITIONAL OF INFORMATION.

   APPENDIX - DESCRIPTION OF BOND RATINGS

   MOODYINVESTORS SERVICE, INC. (SHORT-TERM PRIME RATING SYSTEM - TAXABLE DEBT AND DEPOSITS GLOBALLY

   MOODYSHORT-TERM DEBT RATINGS ARE OPINIONS OF THE ABILITY OF ISSUERS TO REPAY PUNCTUALLY SENIOR DEBT OBLIGATIONS. THESE OBLIGATIONS HAVE AN ORIGINAL MATURITY NOT EXCEEDING ONE YEAR, UNLESS EXPLICITLY NOTED.

   MOODYEMPLOYS THE FOLLOWING THREE DESIGNATIONS, ALL JUDGED TO BE INVESTMENT GRADE, TO INDICATE THE RELATIVE REPAYMENT ABILITY OF RATED ISSUERS:

   PRIME-1: ISSUERS RATED PRIME-1 (OR SUPPORTING INSTITUTIONS) HAVE A SUPERIOR ABILITY FOR REPAYMENT OF SENIOR SHORT-TERM DEBT OBLIGATIONS. PRIME-1 REPAYMENT ABILITY WILL OFTEN BE EVIDENCED BY MANY OF THE FOLLOWING CHARACTERISTICS:

        LEADING MARKET POSITIONS IN WELL-ESTABLISHED INDUSTRIES.
     HIGH RATES OF RETURN ON FUNDS EMPLOYED.
CONSERVATIVE CAPITALIZATION STRUCTURE WITH MODERATE RELIANCE ON DEBT AND AMPLE ASSET PROTECTION.
BROAD MARGINS IN EARNINGS COVERAGE OF FIXED FINANCIAL CHARGES AND HIGH INTERNAL CASH GENERATION.
WELL-ESTABLISHED ACCESS TO A RANGE OF FINANCIAL MARKETS AND ASSURED SOURCES OF ALTERNATE LIQUIDITY.

   PRIME-2: ISSUERS RATED PRIME-2 (OR SUPPORTING INSTITUTIONS) HAVE A STRONG ABILITY FOR REPAYMENT OF SENIOR SHORT-TERM DEBT OBLIGATIONS. THIS WILL
NORMALLY BE EVIDENCED BY MANY OF THE CHARACTERISTICS CITED ABOVE BUT TO A LESSER DEGREE. EARNINGS TRENDS AND COVERAGE RATIOS, WHILE SOUND, MAY BE MORE SUBJECT TO VARIATION. CAPITALIZATION CHARACTERISTICS, WHILE STILL APPROPRIATE, MAY BE MORE AFFECTED BY EXTERNAL CONDITIONS. AMPLE ALTERNATE LIQUIDITY IS MAINTAINED.

   PRIME-3: ISSUERS RATED PRIME-3 (OR SUPPORTING INSTITUTIONS) HAVE AN ACCEPTABLE ABILITY FOR REPAYMENT OF SENIOR SHORT-TERM OBLIGATIONS. THE EFFECT OF INDUSTRY CHARACTERISTICS AND MARKET COMPOSITIONS MAY BE MORE PRONOUNCED. VARIABILITY IN EARNINGS AND PROFITABILITY MAY RESULT IN CHANGES IN THE LEVEL OF DEBT PROTECTION MEASUREMENTS AND MAY REQUIRE RELATIVELY HIGH FINANCIAL LEVERAGE. ADEQUATE ALTERNATE LIQUIDITY IS MAINTAINED.



   NOT PRIME: ISSUERS RATED NOT PRIME DO NOT FALL WITHIN ANY OF THE PRIME RATING CATEGORIES.

   OBLIGATIONS OF A BRANCH OF A BANK ARE CONSIDERED TO BE DOMICILED IN THE COUNTRY IN WHICH THE BRANCH IS LOCATED. UNLESS NOTED AS AN EXCEPTION,
MOODYRATING ON A BANKABILITY TO REPAY SENIOR OBLIGATIONS EXTENDS ONLY TO BRANCHES LOCATED IN COUNTRIES WHICH CARRY A MOODYSOVEREIGN RATING FOR BANK DEPOSITS. SUCH BRANCH OBLIGATIONS ARE RATED AT THE LOWER OF THE BANKRATING OR MOODYSOVEREIGN RATING FOR BANK DEPOSITS FOR THE COUNTRY IN WHICH THE BRANCH IS LOCATED.

   WHEN THE CURRENCY IN WHICH AN OBLIGATION IS DENOMINATED IS NOT THE SAME AS THE CURRENCY OF THE COUNTRY IN WHICH THE OBLIGATION IS DOMICILED, MOODYRATINGS DO NOT INCORPORATE AN OPINION AS TO WHETHER PAYMENT OF THE OBLIGATION WILL BE AFFECTED BY ACTIONS OF THE GOVERNMENT CONTROLLING THE CURRENCY OF DENOMINATION. IN ADDITION, RISKS ASSOCIATED WITH BILATERAL CONFLICTS BETWEEN AN INVESTORHOME COUNTRY AND EITHER THE ISSUERHOME COUNTRY OR THE COUNTRY WHERE AN ISSUERBRANCH IS LOCATED ARE NOT INCORPORATED INTO MOODYSHORT-TERM DEBT RATINGS.

   IF AN ISSUER REPRESENTS TO MOODYTHAT ITS SHORT-TERM DEBT OBLIGATIONS ARE SUPPORTED BY THE CREDIT OF ANOTHER ENTITY OR ENTITIES, THEN THE NAME OR NAMES OF SUCH SUPPORTING ENTITY OR ENTITIES ARE LISTED WITHIN THE PARENTHESIS BENEATH THE NAME OF THE ISSUER, OR THERE IS A FOOTNOTE REFERRING THE READER TO ANOTHER PAGE FOR THE NAME OR NAMES OF THE SUPPORTING ENTITY OR ENTITIES. IN ASSIGNING RATINGS TO SUCH ISSUERS, MOODYEVALUATES THE FINANCIAL STRENGTH OF THE AFFILIATED CORPORATIONS, COMMERCIAL BANKS, INSURANCE COMPANIES, FOREIGN GOVERNMENTS OR OTHER ENTITIES, BUT ONLY AS ONE FACTOR IN THE TOTAL RATING ASSESSMENT.

  THE RATINGS INDICATED HEREIN ARE BELIEVED TO BE THE MOST RECENT RATINGS AVAILABLE AT THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION FOR THE SECURITIES LISTED. RATINGS ARE GENERALLY GIVEN TO SECURITIES AT THE TIME OF ISSUANCE. WHILE THE RATING AGENCIES MAY FROM TIME TO TIME REVISE SUCH RATINGS, THEY UNDERTAKE NO OBLIGATION TO DO SO, AND THE RATINGS INDICATED DO NOT NECESSARILY REPRESENT RATINGS WHICH WILL BE GIVEN TO THESE SECURITIES ON THE DATE OF THE FUNDFISCAL YEAR-END.

   MOODYCORPORATE BOND RATINGS

   AAA: BONDS WHICH ARE RATED AAA ARE JUDGED TO BE OF THE BEST QUALITY. THEY CARRY THE SMALLEST DEGREE OF INVESTMENT RISK AND ARE GENERALLY REFERRED TO AS EDGE.INTEREST PAYMENTS ARE PROTECTED BY A LARGE OR BY AN EXCEPTIONALLY STABLE MARGIN AND PRINCIPAL IS SECURE. WHILE THE VARIOUS PROTECTIVE ELEMENTS ARE LIKELY TO CHANGE, SUCH CHANGES AS CAN BE VISUALIZED ARE MOST UNLIKELY TO IMPAIR THE FUNDAMENTALLY STRONG POSITION OF SUCH ISSUES.

   AA: BONDS WHICH ARE RATED AA ARE JUDGED TO BE OF HIGH QUALITY BY ALL STANDARDS. TOGETHER WITH THE AAA GROUP THEY COMPRISE WHAT ARE GENERALLY KNOWN AS HIGH GRADE BONDS. THEY ARE RATED LOWER THAN THE BEST BONDS BECAUSE MARGINS OF PROTECTION MAY NOT BE AS LARGE AS IN AAA SECURITIES OR FLUCTUATION OF PROTECTIVE ELEMENTS MAY BE OF GREATER AMPLITUDE OR THERE MAY BE OTHER ELEMENTS PRESENT WHICH MAKE THE LONG TERM RISKS APPEAR SOMEWHAT LARGER THAN IN AAA SECURITIES.

   A: BONDS WHICH ARE RATED A POSSESS MANY FAVORABLE INVESTMENT ATTRIBUTES AND ARE TO BE CONSIDERED AS UPPER-MEDIUM-GRADE OBLIGATIONS. FACTORS GIVING SECURITY TO PRINCIPAL AND INTEREST ARE CONSIDERED ADEQUATE, BUT ELEMENTS MAY BE PRESENT WHICH SUGGEST A SUSCEPTIBILITY TO IMPAIRMENT SOMETIME IN THE FUTURE.

   BAA: BONDS WHICH ARE RATED BAA ARE CONSIDERED AS MEDIUM-GRADE OBLIGATIONS (I.E., THEY ARE NEITHER HIGHLY PROTECTED NOR POORLY SECURED). INTEREST PAYMENTS AND PRINCIPAL SECURITY APPEAR ADEQUATE FOR THE PRESENT BUT CERTAIN PROTECTIVE ELEMENTS MAY BE LACKING OR MAY BE CHARACTERISTICALLY UNRELIABLE OVER ANY GREAT LENGTH OF TIME. SUCH BONDS LACK OUTSTANDING INVESTMENT CHARACTERISTICS AND IN FACT HAVE SPECULATIVE CHARACTERISTICS AS WELL.

   BA: BONDS WHICH ARE RATED BA ARE JUDGED TO HAVE SPECULATIVE ELEMENTS; THEIR FUTURE CANNOT BE CONSIDERED AS WELL ASSURED. OFTEN THE PROTECTION OF INTEREST AND PRINCIPAL PAYMENTS MAY BE VERY MODERATE AND THEREBY NOT WELL SAFEGUARDED DURING BOTH GOOD AND BAD TIMES OVER THE FUTURE. UNCERTAINTY OF POSITION CHARACTERIZES BONDS IN THIS CLASS.



   B: BONDS WHICH ARE RATED B GENERALLY LACK CHARACTERISTICS OF THE DESIRABLE INVESTMENT. ASSURANCE OF INTEREST AND PRINCIPAL PAYMENTS OR OF MAINTENANCE OF OTHER TERMS OF THE CONTRACT OVER ANY LONG PERIOD OF TIME MAY BE SMALL.

   CAA: BONDS WHICH ARE RATED CAA ARE OF POOR STANDING. SUCH ISSUES MAY BE IN DEFAULT OR THERE MAY BE PRESENT ELEMENTS OF DANGER WITH RESPECT TO PRINCIPAL OR INTEREST.

   CA: BONDS WHICH ARE RATED CA REPRESENT OBLIGATIONS WHICH ARE SPECULATIVE IN A HIGH DEGREE. SUCH ISSUES ARE OFTEN IN DEFAULT OR HAVE OTHER MARKED SHORTCOMINGS.

   C: BONDS WHICH ARE RATED C ARE THE LOWEST RATED CLASS OF BONDS, AND ISSUES SO RATED CAN BE REGARDED AS HAVING EXTREMELY POOR PROSPECTS OF EVER ATTAINING ANY REAL INVESTMENT STANDING.

   NOTE: MOODYAPPLIES NUMERICAL MODIFIERS 1, 2 AND 3 IN EACH GENERIC RATING CLASSIFICATION FROM AA THROUGH CAA. THE MODIFIER 1 INDICATED THAT THE OBLIGATION RANKS IN THE HIGHER END OF ITS GENERIC RATING CATEGORY; THE MODIFIER 2 INDICATED A MID-RANGE RANKING; AND THE MODIFIER 3 INDICATES A RANKING IN THE LOWER END OF THAT GENERIC RATING CATEGORY.



   STANDARD & POORSHORT-TERM ISSUE CREDIT RATINGS

   A-1: A SHORT-TERM OBLIGATION RATED A-1 IS RATED IN THE HIGHEST CATEGORY BY STANDARD & POORTHE OBLIGORCAPACITY TO MEET ITS FINANCIAL COMMITMENT ON THE OBLIGATION IS STRONG. WITHIN THIS CATEGORY, CERTAIN OBLIGATIONS ARE DESIGNATED WITH A PLUS SIGN (+). THIS INDICATES THAT THE OBLIGORCAPACITY TO MEET ITS FINANCIAL COMMITMENT ON THESE OBLIGATIONS IS EXTREMELY STRONG.

   A-2: A SHORT-TERM OBLIGATION RATED A-2 IS SOMEWHAT MORE SUSCEPTIBLE TO THE ADVERSE EFFECTS OF CHANGES IN CIRCUMSTANCES AND ECONOMIC CONDITIONS THAN OBLIGATIONS IN HIGHER RATING CATEGORIES. HOWEVER, THE OBLIGORCAPACITY TO MEET ITS FINANCIAL COMMITMENT ON THE OBLIGATION IS SATISFACTORY.

   A-3: A SHORT-TERM OBLIGATION RATED A-3 EXHIBITS ADEQUATE PROTECTION PARAMETERS. HOWEVER, ADVERSE ECONOMIC CONDITIONS OR CHANGING CIRCUMSTANCES ARE MORE LIKELY TO LEAD TO A WEAKENED CAPACITY OF THE OBLIGOR TO MEET ITS FINANCIAL COMMITMENT ON THE OBLIGATION.

   B: A SHORT-TERM OBLIGATION RATED B IS REGARDED AS HAVING SIGNIFICANT SPECULATIVE CHARACTERISTICS. THE OBLIGOR CURRENTLY HAS THE CAPACITY TO MEET ITS FINANCIAL COMMITMENT ON THE OBLIGATION; HOWEVER, IT FACES MAJOR ONGOING UNCERTAINTIES WHICH COULD LEAD TO THE OBLIGORINADEQUATE CAPACITY TO MEET ITS FINANCIAL COMMITMENT ON THE OBLIGATION.

   C: A SHORT-TERM OBLIGATION RATED C IS CURRENTLY VULNERABLE TO NONPAYMENT AND IS DEPENDENT UPON FAVORABLE BUSINESS, FINANCIAL, AND ECONOMIC CONDITIONS FOR THE OBLIGOR TO MEET ITS FINANCIAL COMMITMENT ON THE OBLIGATION.

   D: A SHORT-TERM OBLIGATION RATED D IS IN PAYMENT DEFAULT. THE D RATING CATEGORY IS USED WHEN PAYMENTS ON AN OBLIGATION ARE NOT MADE ON THE DATE DUE EVEN IF THE APPLICABLE GRACE PERIOD HAS NOT EXPIRED, UNLESS STANDARD & POORBELIEVES THAT SUCH PAYMENTS WILL BE MADE DURING SUCH GRACE PERIOD. THE D
RATING ALSO WILL BE USED UPON THE FILING OF A BANKRUPTCY PETITION OR THE TAKING OF A SIMILAR ACTION IF PAYMENTS ON AN OBLIGATION ARE JEOPARDIZED.

   STANDARD & POORCORPORATE BOND RATINGS

   AAA: AN OBLIGATION RATED AAA HAS THE HIGHEST RATING ASSIGNED BY STANDARD & POORTHE OBLIGORCAPACITY TO MEET ITS FINANCIAL COMMITMENT ON THE OBLIGATION IS EXTREMELY STRONG.

   AA: AN OBLIGATION RATED AA DIFFERS FROM THE HIGHEST-RATED OBLIGATIONS ONLY IN A SMALL DEGREE. THE OBLIGORCAPACITY TO MEET ITS FINANCIAL COMMITMENT ON THE OBLIGATION IS VERY STRONG.

   A: AN OBLIGATION RATED A IS SOMEWHAT MORE SUSCEPTIBLE TO THE ADVERSE EFFECTS OF CHANGES IN CIRCUMSTANCES AND ECONOMIC CONDITIONS THAN OBLIGATIONS IN HIGHER-RATED CATEGORIES. HOWEVER, THE OBLIGORCAPACITY TO MEET ITS FINANCIAL COMMITMENT ON THE OBLIGATION IS STILL STRONG.

   BBB: AN OBLIGATION RATED BBB EXHIBITS ADEQUATE PROTECTION PARAMETERS. HOWEVER, ADVERSE ECONOMIC CONDITIONS OR CHANGING CIRCUMSTANCES ARE MORE LIKELY TO LEAD TO A WEAKENED CAPACITY OF THE OBLIGOR TO MEET ITS FINANCIAL COMMITMENT ON THE OBLIGATION.

   OBLIGATIONS RATED BB, B, CCC, CC, AND C ARE REGARDED AS HAVING SIGNIFICANT SPECULATIVE CHARACTERISTICS. BB INDICATES THE LEAST DEGREE OF SPECULATION AND C THE HIGHEST. WHILE SUCH OBLIGATIONS WILL LIKELY HAVE SOME QUALITY AND PROTECTIVE CHARACTERISTICS, THESE MAY BE OUTWEIGHED BY LARGE UNCERTAINTIES OR MAJOR EXPOSURES TO ADVERSE CONDITIONS.

   BB: AN OBLIGATION RATED BB IS LESS VULNERABLE TO NONPAYMENT THAN OTHER SPECULATIVE ISSUES. HOWEVER, IT FACES MAJOR ONGOING UNCERTAINTIES OR EXPOSURE TO ADVERSE BUSINESS, FINANCIAL OR ECONOMIC CONDITIONS WHICH COULD LEAD TO THE OBLIGORCAPACITY TO MEET ITS FINANCIAL COMMITMENT ON THE OBLIGATION.

   B: AN OBLIGATION RATED B IS MORE VULNERABLE TO NONPAYMENT THAN OBLIGATIONS RATED BB, BUT THE OBLIGOR CURRENTLY HAS THE CAPACITY TO MEET ITS FINANCIAL COMMITMENT ON THE OBLIGATION. ADVERSE BUSINESS, FINANCIAL, OR ECONOMIC CONDITIONS WILL LIKELY IMPAIR THE OBLIGORCAPACITY OR WILLINGNESS TO MEET ITS FINANCIAL COMMITMENT ON THE OBLIGATION.

   CCC: AN OBLIGATION RATED CCC IS CURRENTLY VULNERABLE TO NONPAYMENT AND IS DEPENDENT UPON FAVORABLE BUSINESS, FINANCIAL AND ECONOMIC CONDITIONS FOR THE OBLIGOR TO MEET ITS FINANCIAL COMMITMENT ON THE OBLIGATION. IN THE EVENT OF ADVERSE BUSINESS, FINANCIAL OR ECONOMIC CONDITIONS, THE OBLIGOR IS NOT LIKELY TO HAVE THE CAPACITY TO MEET ITS FINANCIAL COMMITMENT ON THE OBLIGATION.

   CC:  AN  OBLIGATION  RATED  CC  IS  CURRENTLY  HIGHLY  VULNERABLE  TO
NONPAYMENT.

   C: THE C RATING MAY BE USED TO COVER A SITUATION WHERE A BANKRUPTCY PETITION HAS BEEN FILED OR SIMILAR ACTION HAS BEEN TAKEN, BUT PAYMENTS ON THIS OBLIGATION ARE BEING CONTINUED.

   D: AN OBLIGATION RATED D IS IN PAYMENT DEFAULT. THE D RATING CATEGORY IS USED WHEN PAYMENTS ON AN OBLIGATION ARE NOT MADE ON THE DATE DUE EVEN IF THE APPLICABLE GRACE PERIOD HAS NOT EXPIRED, UNLESS STANDARD & POORBELIEVES THAT SUCH PAYMENTS WILL BE MADE DURING SUCH GRACE PERIOD. THE D RATING ALSOWILL BE USED UPON THE FILING OF A BANKRUPTCY PETITION OR THE TAKING OF A SIMILAR ACTION IF PAYMENTS ARE JEOPARDIZED.

   PLUS (+) OR MINUS (-): THE RATING FROM AA TO CCC MAY BE MODIFIED BY THE ADDITION OF A PLUS OR MINUS SIGN TO SHOW RELATIVE STANDING WITHIN THE MAJOR CATEGORIES.

   R: THIS SYMBOL IS ATTACHED TO THE RATINGS OF INSTRUMENTS WITH SIGNIFICANT NONCREDIT RISKS. IT HIGHLIGHTS RISKS TO PRINCIPAL OR VOLATILITY OF EXPECTED RETURNS WHICH ARE NOT ADDRESSED IN THE CREDIT RATING. EXAMPLES INCLUDE:
OBLIGATIONS  LINKED  OR  INDEXED  TO  EQUITIES,  CURRENCIES,  OR  COMMODITIES;
OBLIGATIONS EXPOSED TO SEVERE PREPAYMENT RISK, SUCH AS INTEREST-ONLY OR PRINCIPAL-ONLY MORTGAGE SECURITIES; AND OBLIGATIONS WITH UNUSUALLY RISKY INTEREST TERMS, SUCH AS INVERSE FLOATERS.

     PART C - OTHER INFORMATION


ITEM 23.  EXHIBITS.

(A)
ARTICLES  OF  INCORPORATION AS FILED WITH THE STATE OF MARYLAND ON JULY 26,
      1984

   (INCORPORATED BY REFERENCE TO EXHIBIT (1)(A) TO POST-EFFECTIVE
          AMENDMENT NO. 30 TO THE REGISTRATION STATEMENT ON FORM N-1A FILED ON OCTOBER 23, 1998 WITH ACCESSION NUMBER 0000751173-98-00050).
    (2) ARTICLES OF AMENDMENT AS FILED WITH THE STATE OF MARYLAND ON MARCH 25, 1985 (INCORPORATED BY REFERENCE TO EXHIBIT (1)(B) TO POST-EFFECTIVE AMENDMENT NO. 30 TO THE REGISTRATION STATEMENT ON FORM N-1A FILED ON OCTOBER
 23, 1998 WITH ACCESSION NUMBER 0000751173-98-00050).
      (3) ARTICLES OF AMENDMENT AS FILED WITH THE STATE OF MARYLAND ON MAY 23, 1985 (INCORPORATED BY REFERENCE TO EXHIBIT (1)(C) TO POST-EFFECTIVE AMENDMENT NO. 30 TO THE REGISTRATION STATEMENT ON FORM N-1A FILED ON OCTOBER
 23, 1998 WITH ACCESSION NUMBER 0000751173-98-00050).
      (4) ARTICLES OF AMENDMENT AS FILED WITH THE STATE OF MARYLAND ON OCTOBER 7, 1985 (INCORPORATED BY REFERENCE TO EXHIBIT (1)(D) TO POST-EFFECTIVE AMENDMENT NO. 30 TO THE REGISTRATION STATEMENT ON FORM N-1A FILED ON OCTOBER
 23, 1998 WITH ACCESSION NUMBER 0000751173-98-00050).
 (5) ARTICLES OF AMENDMENT AS FILED WITH THE STATE OF MARYLAND ON JULY 3, 1986 (INCORPORATED BY REFERENCE TO EXHIBIT (1)(E) TO POST-EFFECTIVE AMENDMENT
  NO. 30 TO THE REGISTRATION STATEMENT ON FORM N-1A FILED ON OCTOBER 23, 1998 WITH ACCESSION NUMBER 0000751173-98-00050).
(6) ARTICLES OF AMENDMENT AS FILED WITH THE STATE OF MARYLAND ON SEPTEMBER 26, 1997 (INCORPORATED BY REFERENCE TO EXHIBIT (1)(F) TO POST-EFFECTIVE AMENDMENT NO. 30 TO THE REGISTRATION STATEMENT ON FORM N-1A FILED ON OCTOBER
 23, 1998 WITH ACCESSION NUMBER 0000751173-98-00050).

(7) CERTIFICATE  OF CORRECTION TO ARTICLES OF AMENDMENT AS FILED WITH THE
STATE OF MARYLAND ON FEBRUARY 5, 1998    (INCORPORATED BY REFERENCE TO
                      EXHIBIT (1)(G) TO POST-EFFECTIVE AMENDMENT NO. 30 TO THE
            REGISTRATION STATEMENT ON FORM N-1A FILED ON OCTOBER 23, 1998 WITH ACCESSION NUMBER 0000751173-98-00050).
(8)ARTICLES OF AMENDMENT AS FILED WITH THE STATE OF MARYLAND ON FEBRUARY 26,
1998 (INCORPORATED BY REFERENCE TO EXHIBIT (1)(H) TO POST-EFFECTIVE AMENDMENT NO. 30 TO THE REGISTRATION STATEMENT ON FORM N-1A FILED ON
         OCTOBER 23, 1998 WITH ACCESSION NUMBER 0000751173-98-00050).

(b) BY-LAWS     (INCORPORATED  BY  REFERENCE  TO EXHIBIT (2)(A) TO POST-
EFFECTIVE AMENDMENT NO. 30 TO THE REGISTRATION STATEMENT ON FORM N-1A FILED
ON      OCTOBER 23, 1998 WITH ACCESSION NUMBER 0000751173-98-00050).
(c)  (1)   SPECIMEN STOCK CERTIFICATE    (INCORPORATED BY REFERENCE TO
EXHIBIT 1(A) (ARTICLES OF INCORPORATION) AND EXHIBIT (2) (BY-LAWS) TO POST-EFFECTIVE AMENDMENT NO. 30 TO THE REGISTRATION STATEMENT ON FORM N-1A
FILED ON OCTOBER 23, 1998 WITH ACCESSION NUMBER 0000751173-98-00050).
      (2)   ARTICLES SUPPLEMENTARY TO THE CHARTER AS FILED WITH THE STATE OF
          MARYLAND ON JULY 3, 1986    (INCORPORATED BY REFERENCE TO EXHIBIT
    (4)(B)  TO  POST-EFFECTIVE  AMENDMENT NO. 30 TO THE REGISTRATION
 STATEMENT ON FORM N-1A FILED ON OCTOBER 23, 1998 WITH ACCESSION        NUMBER
 0000751173-98-00050).
      (3)   ARTICLES SUPPLEMENTARY TO THE CHARTER AS FILED WITH THE STATE OF
               MARYLAND ON JANUARY 20, 1989    (INCORPORATED BY REFERENCE TO
        EXHIBIT (4)(C) to Post-Effective Amendment No. 30 to the
  Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
      (4)   Articles Supplementary to the charter as filed with the State of
        Maryland on September 22, 1989    (incorporated by reference to
  Exhibit  (4)(d)  to  Post-Effective  Amendment  No.  30 to the
  Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
     (5)   Articles Supplementary to the charter as filed with the State of
        MARYLAND ON NOVEMBER 8, 1989    (INCORPORATED BY REFERENCE TO
  EXHIBIT  (4)(E)  TO  POST-EFFECTIVE  AMENDMENT  NO.  30 TO THE
  REGISTRATION STATEMENT ON FORM N-1A FILED ON OCTOBER 23, 1998 WITH ACCESSION NUMBER 0000751173-98-00050).
      (6)    ARTICLES SUPPLEMENTARY TO THE CHARTER AS FILED WITH THE STATE OF
             Maryland on January 30, 1991    (incorporated by reference to
        Exhibit (4)(f) TO POST-EFFECTIVE AMENDMENT NO. 30 TO THE
  REGISTRATION STATEMENT ON FORM N-1A FILED ON OCTOBER 23, 1998 WITH ACCESSION NUMBER 0000751173-98-00050).
    (7)   Articles supplementary to the charter as filed with the State of
          MARYLAND ON APRIL 27, 1992    (INCORPORATED BY REFERENCE TO EXHIBIT
    (4)(G)  TO  POST-EFFECTIVE  AMENDMENT  NO.  30 TO THE REGISTRATION
  STATEMENT ON FORM N-1A FILED ON OCTOBER 23, 1998 WITH ACCESSION       NUMBER
 0000751173-98-00050).
    (8)   ARTICLES SUPPLEMENTARY TO THE CHARTER AS FILED WITH THE STATE OF
          MARYLAND ON APRIL 29, 1993    (INCORPORATED BY REFERENCE TO EXHIBIT
    (4)(H)  TO  POST-EFFECTIVE  AMENDMENT  NO.  30 TO THE REGISTRATION
  STATEMENT ON FORM N-1A FILED ON OCTOBER 23, 1998 WITH ACCESSION       NUMBER
 0000751173-98-00050).
   (9)   ARTICLES SUPPLEMENTARY TO THE CHARTER AS FILED WITH THE STATE OF
         MARYLAND ON SEPTEMBER 23, 1993    (INCORPORATED BY REFERENCE TO
      EXHIBIT (4)(I) TO POST-EFFECTIVE AMENDMENT NO. 30 TO THE REGISTRATION STATEMENT ON FORM N-1A FILED ON OCTOBER 23, 1998 WITH ACCESSION
 NUMBER 0000751173-98-00050).
  (10)   ARTICLES SUPPLEMENTARY TO THE CHARTER AS FILED WITH THE STATE OF
      MARYLAND ON JANUARY 17, 1994    (INCORPORATED BY REFERENCE TO EXHIBIT
(4)(J)  TO  POST-EFFECTIVE  AMENDMENT  NO.  30  TO THE REGISTRATION
STATEMENT ON FORM N-1A FILED ON OCTOBER 23, 1998 WITH ACCESSION         NUMBER
0000751173-98-00050).

(11)          ARTICLES SUPPLEMENTARY TO THE CHARTER AS FILED WITH THE STATE OF
        MARYLAND ON DECEMBER 13, 1995    (INCORPORATED BY REFERENCE TO EXHIBIT
       (4)(K) TO POST-EFFECTIVE AMENDMENT NO. 30 TO THE REGISTRATION STATEMENT ON FORM N-1A FILED ON OCTOBER 23, 1998 WITH ACCESSION NUMBER
     0000751173-98-00050).
(12)     ARTICLES SUPPLEMENTARY TO THE CHARTER AS FILED WITH THE STATE OF
      MARYLAND  ON  APRIL 22, 1996    (INCORPORATED BY REFERENCE TO EXHIBIT
(4)(L)  TO  POST-EFFECTIVE  AMENDMENT  NO.  30  TO  THE REGISTRATION
STATEMENT ON FORM N-1A FILED ON OCTOBER 23, 1998 WITH ACCESSION NUMBER 0000751173-98-00050).
(13)       ARTICLES SUPPLEMENTARY TO THE CHARTER AS FILED WITH THE STATE OF
         MARYLAND ON SEPTEMBER 26, 1997    (INCORPORATED BY REFERENCE TO
       EXHIBIT (4)(M) TO POST-EFFECTIVE AMENDMENT NO. 30 TO THE REGISTRATION
      STATEMENT ON FORM N-1A FILED ON OCTOBER 23, 1998 WITH ACCESSION NUMBER
     0000751173-98-00050)    .
(14)    CERTIFICATE OF CORRECTION TO ARTICLES SUPPLEMENTARY TO THE CHARTER
   FILED WITH THE STATE OF MARYLAND ON FEBRUARY 24, 1998    (INCORPORATED   BY
REFERENCE  TO  EXHIBIT  (4)(N)  TO  POST-EFFECTIVE  AMENDMENT NO. 30 TO    THE
REGISTRATION STATEMENT ON FORM N-1A FILED ON OCTOBER 23, 1998 WITH   ACCESSION
NUMBER 0000751173-98-00050)    .

  (D) INVESTMENT ADVISORY AGREEMENT (INCORPORATED BY REFERENCE TO EXHIBIT (5)(A) TO POST-EFFECTIVE AMENDMENT NO.30 TO THE REGISTRATION STATEMENT ON FORM N-1A FILED ON OCTOBER 23, 1998 WITH ACCESSION NUMBER
 0000751173-98-00050)    .

      (E) AMENDED AND RESTATED DISTRIBUTION AGREEMENT (INCORPORATED BY REFERENCE TO EXHIBIT (6)(A) TO POST-EFFECTIVE AMENDMENT NO. 30 TO THE REGISTRATION STATEMENT ON FORM N-1A FILED ON OCTOBER 23, 1998 WITH ACCESSION
 NUMBER 0000751173-98-00050)    .

F) NOT APPLICABLE.

G) CUSTODIAN  AGREEMENT     IS  INCORPORATED  BY  REFERENCE  TO EXHIBIT (8)
(A) TO POST-EFFECTIVE AMENDMENT NO. 30 TO THE REGISTRATION STATEMENT ON
                    FORM  N-1A FILED ON OCTOBER 23, 1998 WITH ACCESSION NUMBER
          0000751173-98-00050)    .

H) (1)  TRANSFER  AGENT AGREEMENT    (INCORPORATED BY REFERENCE TO EXHIBIT
(9)(A) TO POST-EFFECTIVE AMENDMENT NO. 30 TO THE REGISTRATION STATEMENT ON FORM N-1A FILED ON OCTOBER 23, 1998 WITH ACCESSION NUMBER
    0000751173-98-00050)    .
(2)FORM OF DEALER AGREEMENT    (INCORPORATED BY REFERENCE TO EXHIBIT
(9)(B) TO POST-EFFECTIVE AMENDMENT NO. 30 TO THE REGISTRATION STATEMENT
ON FORM N-1A FILED ON OCTOBER 23, 1998 WITH ACCESSION NUMBER
0000751173-98-00050)    .

I) (OPINION OF MORGAN, LEWIS & BOCKIUS    IS FILED HEREWITH.


J) CONSENT  OF  INDEPENDENT  AUDITORS.(A)CONSENT  OF DELOITTE & TOUCHE
LLP     IS FILED HEREWITH

K)NOT APPLICABLE.


L) INVESTMENT  LETTERS     (INCORPORATED  BY  REFERENCE  TO  EXHIBIT (13) TO
              POST-EFFECTIVE AMENDMENT NO. 30 TO THE REGISTRATION STATEMENT ON
                     FORM N-1A FILED ON OCTOBER 23, 1998 WITH ACCESSION NUMBER
           0000751173-98-00050)    .


M) FORM OF 12B-1 PLAN WITH RESPECT TO CLASS B SHARES     IS FILED HEREWITH
    . RULE  12B-1  PLANS FOR CLASS C, CLASS D AND CLASS E SHARES HAVE BEEN
        OMITTED BECAUSE THEY ARE SUBSTANTIALLY IDENTICAL TO THE CLASS B SHARES PLAN AND DIFFER FROM THE CLASS B SHARES PLAN ONLY IN REFERENCE TO
     THE CLASS TO WHICH THE PLAN RELATES.

(N)     FINANCIAL DATA SCHEDULES    ARE FILED HEREWITH.

(O) RULE 18F-3 PLAN (INCORPORATED BY REFERENCE TO EXHIBIT 18, TO POST-EFFECTIVE AMENDMENT NO. 27 TO THE REGISTRATION STATEMENT ON FORM N-1A ON OCTOBER 22, 1997 WITH ACCESSION NUMBER 0001047469-97-001380).

ITEM 24.

PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

REFERENCE IS MADE TO PART B OF THE REGISTRATION STATEMENT, UNDER THE HEADING "MANAGEMENT."

ITEM 25.

INDEMNIFICATION.

REFERENCE IS MADE TO SUBPARAGRAPH (B) OF PARAGRAPH (7) OF ARTICLE SEVENTH OF REGISTRANT'S ARTICLES OF INCORPORATION, WHICH REFLECTS THE POSITIONS TAKEN IN INVESTMENT COMPANY ACT RELEASE 11330.

INSOFAR AS INDEMNIFICATION FOR LIABILITIES ARISING UNDER THE SECURITIES ACT OF 1933 MAY BE PERMITTED TO TRUSTEES, OFFICERS AND CONTROLLING PERSONS OF REGISTRANT PURSUANT TO THE FOREGOING PROVISIONS, OR OTHERWISE, REGISTRANT HAS BEEN ADVISED THAT IN THE OPINION OF THE SECURITIES AND EXCHANGE COMMISSION SUCH INDEMNIFICATION IS AGAINST PUBLIC POLICY AS EXPRESSED IN THAT ACT AND IS, THEREFORE, UNENFORCEABLE. IN THE EVENT THAT A CLAIM FOR INDEMNIFICATION AGAINST SUCH LIABILITIES (OTHER THAN THE PAYMENT BY REGISTRANT OF EXPENSES INCURRED OR PAID BY A TRUSTEE, OFFICER OR CONTROLLING PERSONS OF REGISTRANT IN THE SUCCESSFUL DEFENSE OF ANY ACTION, SUIT OR PROCEEDING) IS ASSERTED BY SUCH TRUSTEE, OFFICER OR CONTROLLING PERSON IN CONNECTION WITH THE SECURITIES BEING REGISTERED, REGISTRANT WILL, UNLESS IN THE OPINION OF ITS COUNSEL THE MATTER HAS BEEN SETTLED BY CONTROLLING PRECEDENT, SUBMIT TO A COURT OF APPROPRIATE JURISDICTION THE QUESTION WHETHER SUCH INDEMNIFICATION BY IT IS AGAINST PUBLIC POLICY AS EXPRESSED IN THE ACT AND WILL BE GOVERNED BY THE FINAL ADJUDICATION OF SUCH ISSUE.

THE DIRECTORS AND OFFICERS OF THE REGISTRANT ARE COVERED PARTIES UNDER A DIRECTORS & OFFICERS/ERRORS & OMISSIONS INSURANCE POLICY WITH GULF INSURANCE COMPANY. THE EFFECT OF SUCH INSURANCE IS TO INSURE AGAINST LIABILITY FOR ANY ACT, ERROR, OMISSION, MISSTATEMENT, MISLEADING STATEMENT, NEGLECT OR BREACH OF DUTY BY THE INSUREDS AS DIRECTORS AND/OR OFFICERS OF THE REGISTRANT.

ITEM 26.

BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR.

MANNING  &  NAPIER  ADVISORS,  INC.  (DBA  EXETER  ASSET  MANAGEMENT)  IS  THE
INVESTMENT ADVISOR OF THE REGISTRANT. FOR INFORMATION AS TO THE BUSINESS, PROFESSION, VOCATION OR EMPLOYMENT OF A SUBSTANTIAL NATURE OF MANNING & NAPIER ADVISORS, INC. ITS DIRECTORS AND OFFICERS, REFERENCE IS MADE TO PART B OF THIS REGISTRATION STATEMENT AND TO FORM ADV AS FILED UNDER THE INVESTMENT ADVISERS ACT OF 1940 BY MANNING & NAPIER ADVISORS, INC.

ITEM 27.

PRINCIPAL UNDERWRITERS.

(A)     NOT APPLICABLE

(B) MANNING & NAPIER INVESTOR SERVICES, INC. IS THE DISTRIBUTOR FOR THE REGISTRANT'S SHARES.





 NAME & PRINCIPAL        POSITIONS & OFFICES   POSITIONS & OFFICES
BUSINESS ADDRESS         WITH DISTRIBUTOR      WITH REGISTRANT

B. REUBEN AUSPITZ        PRESIDENT & DIRECTOR  DIRECTOR & VICE PRESIDENT
1100 CHASE SQUARE
ROCHESTER, NY 14604

JULIE RASCHELLA          DIRECTOR              N/A
1100 CHASE SQUARE
ROCHESTER, NY 14604

BETH H. GALUSHA          TREASURER             CHIEF FINANCIAL & ACCOUNTING
1100 CHASE SQUARE                              OFFICER, TREASURER
ROCHESTER, NY 14604

AMY WILLIAMS             CORPORATE SECRETARY   N/A
1100 CHASE SQUARE
ROCHESTER, NY 14604

GEORGE NOBILISKI         DIRECTOR              N/A
1100 CHASE SQUARE
ROCHESTER, NY 14604




(C) THE DISTRIBUTOR DOES NOT RECEIVE ANY COMMISSIONS OR OTHER FORM OF COMPENSATION FOR ITS DISTRIBUTION SERVICES TO THE REGISTRANT.

ITEM 28.

LOCATION OF ACCOUNTS AND RECORDS.

THE ACCOUNTS, BOOKS AND OTHER DOCUMENTS REQUIRED TO BE MAINTAINED BY REGISTRANT PURSUANT TO SECTION 31(A) OF THE INVESTMENT COMPANY ACT OF 1940 AND THE RULES PROMULGATED THEREUNDER ARE IN THE POSSESSION OF REGISTRANT EXCEPT FOR THE RECORDS REQUIRED BY RULE 31A-1(B)(2)(A) AND (B), WHICH ARE IN THE POSSESSION OF THE CUSTODIAN.

ITEM 29.

MANAGEMENT SERVICES.

NOT APPLICABLE.

ITEM 30.

UNDERTAKINGS.

   NOT APPLICABLE.

     SIGNATURES

          PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS POST-EFFECTIVE AMENDMENT NO. 31 TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED, IN THE CITY OF ROCHESTER AND STATE OF NEW YORK ON THE 24th DAY OF DECEMBER, 1998.







                                        EXETER FUND, INC.
                                        (REGISTRANT)
                                        ------------------------




                                        BY: /S/ WILLIAM MANNING
                                            WILLIAM MANNING
                                              PRESIDENT
                                        ------------------------



          PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS POST-EFFECTIVE AMENDMENT NO. 31 TO THE REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATE INDICATED.






SIGNATURE                        TITLE                DATE


/S/ WILLIAM MANNING       PRINCIPAL EXECUTIVE   DECEMBER 24,1998
WILLIAM MANNING                 OFFICER


/S/ B. REUBEN AUSPITZ     DIRECTOR AND OFFICER  DECEMBER 24,1998
B. REUBEN AUSPITZ


/S/ MARTIN F. BIRMINGHAM        DIRECTOR        DECEMBER 24,1998
MARTIN F. BIRMINGHAM


/S/ HARRIS H. RUSITZKY          DIRECTOR        DECEMBER 24,1998
HARRIS H. RUSITZKY


/S/ PETER L. FABER              DIRECTOR        DECEMBER 24,1998
PETER L. FABER


/S/ STEPHEN B. ASHLEY           DIRECTOR        DECEMBER 24,1998
STEPHEN B. ASHLEY


/S/ BETH H. GALUSHA        CHIEF FINANCIAL &    DECEMBER 24,1998
BETH HENDERSHOT GALUSHA   ACCOUNTING OFFICER,
                               TREASURER


                                EXHIBIT INDEX

EX-99.B10       OPINION OF MORGAN, LEWIS & BOCKIUS, LLP.

EX-99.B11     CONSENT OF INDEPENDENT AUDITORS
CONSENT OF DELOITTE & TOUCHE, LLP.

EX-99.B15        FORM OF RULE 12B-1 PLAN WITH RESPECT TO CLASS B SHARES.  RULE
             12B-1 PLANS FOR CLASS C, D AND E SHARES HAVE BEEN OMITTED BECAUSE
               THEY ARE SUBSTANTIALLY IDENTICAL TO THE CLASS B SHARES PLAN AND DIFFER FROM THE CLASS B PLAN ONLY IN REFERENCES TO THE CLASS TO
          WHICH THE PLAN RELATES.

EX-99.B17     FINANCIAL DATA SCHEDULES.